Registration No. 333-131007

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 5

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 108 ☒

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2011 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Immediate Variable Annuity Contract

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Index of Special Terms

3	Table of Fees and Expenses

4	Condensed Financial Information

5	The Company; Investment Choices

6	Expenses; Distributors

7	Contract Roles; Purchasing a Contract; Voting Rights; Cover Page

8	The Income Phase

9	Death Provisions

10	Distribution

11	Right to Cancel Your Contract; Suspension of Payments or Transfers; Withdrawals

12	Federal Taxes

13	Legal Proceedings

14	Additional Information Caption in Statement of Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Distribution; Experts

19	Purchase of Securities Being Offered

20	Distribution

21	Not Applicable

22	Not Applicable

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual RetireEase SelectSM

Immediate Fixed and Variable Annuity

This prospectus describes a single premium individual immediate fixed and variable annuity contract. The contract may not be available in all states. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code). The contract should not be used in conjunction with Medicaid planning.

You, the owner, have a number of investment choices in this contract. Subject to state availability, these investment choices include a fixed investment choice, called the general account, and variable investment choices available through our separate account. Through our separate account you may elect a number of sub-accounts, each of which invests in one of the following funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Dividend Growth Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

MML Series Investment Fund

•	MML Asset Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Concentrated Growth Fund
•	MML Emerging Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Foreign Fund
•	MML Global Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Large Cap Value Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML NASDAQ-100® Fund[1]
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Index Fund
•	MML Small/Mid Cap Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Small/Mid Cap Equity Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA*
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer High Income Fund/VA*
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA

PIMCO Variable Insurance Trust

•	PIMCO VIT CommodityRealReturn® Strategy Portfolio

*	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 42 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2011

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Age	9

Annuitant	8

Annuity Date	13

Annuity Options	13

Annuity Payments	12

Annuity Unit Value	34

Assumed Investment Rate (AIR)	13

Commuted Value	33

Contract Year	12

Good Order	4

Non-Qualified Contract	36

Purchase Payment	9

Qualified Contract	36

Separate Account	20

Service Center	4

Sub-Account	19

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/loginsc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time, you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Contract Type.  The contract described in this prospectus is an individual single premium immediate fixed and variable annuity. The contract is designed for persons who would like to generate variable or a combination of variable and fixed annuity payments from an annuity contract. It is available as either a non-qualified contract or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended. The contract should not be used in conjunction with Medicaid planning.

The Prospectus and the Contract.  This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state-specific requirements which are not described in this prospectus. Each contract is subject to the law of the state in which the contract is issued. Some of the terms of your contract may differ from the terms of the contract delivered in another state because of state-specific legal requirements. Some of the subject matters in which there may be state-specific contract provisions include:

•	the surrender charge;

•	the availability of certain investment choices;

•	certain contract features;

•	free look rights;

•	the minimum interest rate credited to the general account;

•	premium taxes; and

•	fund transfer rights.

If you would like information regarding state-specific contract provisions, you should contact your registered representative or call our Service Center at the number shown on page 1 of this prospectus.

Contract Roles and Rights.  There are six basic terms for roles under the contract: the owner(s), the annuitant, the joint annuitant, the beneficiary, the payee and MassMutual. The contract is an agreement between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company. It is important that you understand who will have what rights, if any, under the contract. For example, upon death of the annuitant and joint annuitant, if any, the current owner(s) relinquish all contract rights to the designated beneficiary.

You should carefully discuss your intentions with your registered representative to ensure you assign an annuitant, joint annuitant and beneficiaries in a manner that will carry out your wishes. See “Contract Roles” and “Death Provisions.”

Annuity Payments.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect a number of features including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable or a combination of fixed and variable annuity payments. We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to elect only fixed annuity payments, you may do so by electing the general account as your only investment choice.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

See “Annuity Payments,” and for a description of additional contract features available with certain annuity options see “MassMutual Budget Protector,” “MassMutual Payment Protector,” and “MassMutual Inflation Protector.”

Free Look/Right to Cancel the Contract.  After you receive the contract, you generally have ten calendar days during which you can cancel the contract. See “Right to Cancel Your Contract.”

Death Provisions.  Upon the death of the annuitant and joint annuitant, if any, certain annuity options may provide continuing payments. After death of the owner(s) and/or the annuitant and joint annuitant, if any, in some cases the beneficiary will assume ownership rights under the contract. See “Death Provisions.”

Withdrawals.  Some annuity options allow you to withdraw a portion or all of any remaining guaranteed payments. A surrender charge may apply. See “Withdrawals.”

Transfers.  You may transfer among the investment choices, subject to certain restrictions. See “Transfers and Transfer Programs.”

Fees.  Certain fees associated with the contract will reduce annuity payments. See “Table of Fees and Expenses” and “Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, (Tax Code), has certain rules that apply to the contract. There are some rules that only apply to your contract if it is issued as a non-qualified contract, an IRA, an inherited IRA or a custodial IRA. Tax penalties may apply if rules are not followed. See “Federal Taxes.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer between investment choices, make a withdrawal or surrender the contract. We do not deduct a sales charge when you purchase a contract. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum
Transfer Fee	$0	Twelve free transfers per contract year, thereafter, $20 per transfer.

	Current	Maximum
Surrender Charge for Partial or Full Withdrawals
(as a percentage of amount withdrawn)	8%[1]	8%[1]

1 Surrender Charge Schedule

Contract Year*	1	2	3	4	5	6	7	8	9	10 or later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

* There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you elect.

Periodic Contract Charges

Separate Account Annual Expenses	For contracts without Payment Protector	For contracts with Payment Protector

Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Charge	0.15%	0.15%
MassMutual Payment Protector Charge	0.0%	0.50%
Total Separate Account Annual Expenses	1.25%	1.75%

There is an accumulation unit value history in “Appendix B – Condensed Financial Information.”

Annual Fund Operating Expenses

When a sub-account purchases shares of a fund, the annual fund operating expenses are reflected in the purchase price. So, while you own the contract, if you elect any sub-accounts as investment choices, the annuity payments will be impacted by the annual fund operating expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2010. More detail concerning each fund’s expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and in each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.41%	1.45%

The following table provides more specific information about the total annual fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2010.

Investment Management Fees and Other Expenses

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses	Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%		0.09%		—	—	0.65%	[1]
Invesco V.I. Dividend Growth Fund (Series I)[2]	0.50%		0.32%		—	—	0.82%	[3,4]
Invesco V.I. Global Health Care Fund (Series I)	0.75%		0.37%		—	—	1.12%	[5]
Invesco V.I. Technology Fund (Series I)	0.75%		0.39%		—	—	1.14%	[5]
MML Asset Allocation Fund (Initial Class)	0.55%		0.07%		—	—	0.62%
MML Blend Fund (Initial Class)	0.43%		0.05%		—	—	0.48%
MML Blue Chip Growth Fund (Initial Class)	0.75%		0.05%		—	—	0.80%
MML Concentrated Growth Fund (Class I)	0.60%	[6]	0.32%		—	—	0.92%
MML Emerging Growth Fund (Initial Class)	1.05%		0.40%		—	—	1.45%	[7]
MML Enhanced Index Core Equity Fund (Initial Class)	0.55%		0.33%		—	—	0.88%	[8]
MML Equity Fund (Initial Class)	0.40%		0.04%		—	—	0.44%
MML Equity Income Fund (Initial Class)	0.75%		0.04%		—	—	0.79%
MML Equity Index Fund (Class I)	0.10%		0.35%		—	—	0.45%	[9]
MML Foreign Fund (Initial Class)	0.89%		0.10%		—	—	0.99%
MML Global Fund (Class I)	0.60%		0.41%		—	—	1.01%	[10]
MML Growth & Income Fund (Initial Class)	0.50%		0.06%		—	—	0.56%
MML Income & Growth Fund (Initial Class)	0.65%		0.09%	[11]	—	—	0.74%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.25%		—	—	0.80%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.07%		—	—	0.72%
MML Large Cap Value Fund (Initial Class)	0.77%		0.06%		—	—	0.83%
MML Managed Bond Fund (Initial Class)	0.40%		0.01%		—	—	0.41%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.05%		—	—	0.82%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.06%	[11]	—	—	0.90%
MML Money Market Fund (Initial Class)	0.48%	[12]	0.06%		—	—	0.54%
MML NASDAQ-100® Fund (Initial Class)	0.45%		0.42%	[11]	—	—	0.87%	[13]

Fund Name	Management Fee	Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Small/Mid Cap Equity Fund (Initial Class)[14]	0.64%	0.12%		—	0.13%	[15]	0.89%
MML Small Cap Growth Equity Fund (Initial Class)	1.07%	0.07%		—	—		1.14%
MML Small Cap Index Fund (Initial Class)	0.35%	0.15%		—	—		0.50%
MML Small/Mid Cap Value Fund (Initial Class)	0.75%	0.06%		—	—		0.81%
Oppenheimer Balanced Fund/VA (Non-Service)**	0.75%	0.16%		—	0.01%		0.92%	[16]
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.66%	0.13%		—	—		0.79%	[17]
Oppenheimer Global Securities Fund/VA (Non-Service)	0.63%	0.13%		—	—		0.76%	[18]
Oppenheimer Global Strategic Income Fund/VA (Non-Service)	0.56%	0.15%		—	0.04%		0.75%	[19]
Oppenheimer High Income Fund/VA (Non-Service)**	0.75%	0.23%		—	—		0.98%	[20]
Oppenheimer International Growth Fund/VA (Non-Service)	0.96%	0.14%		—	—		1.10%	[21]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.65%	0.13%		—	—		0.78%	[22]
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service)	0.72%	0.13%		—	—		0.85%	[23]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%	0.04%	[24]	0.25%	0.12%	[25]	1.15%	[26,27]

**	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

1. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. Including this reduction, the total class operating expenses would have been 0.63%. These offsets may be discontinued at any time.

2. Effective April 29, 2011, Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

3. Total Annual Fund Operating Expenses have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.

4. The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series I shares to 0.67% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

5. The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

6. MassMutual has voluntarily agreed to waive 0.05% of its management fees for the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

7. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.20% of the average daily net asset values of the Fund through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.25%.

8. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.66%.

9. MassMutual has contractually agreed to bear the expenses (other than the management, 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.05% of the average daily net asset values through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. Amounts waived had no impact on the Total Annual Fund Operating Expenses shown.

10. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

11. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

12. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund's Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

13. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.11% of the average daily net asset values of the Fund through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.57%.

14. Formerly known as MML Small Cap Equity Fund.

15. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

16. The Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.67% of average annual net assets for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. These voluntary waivers and/or reimbursements may not be amended or withdrawn until one year after the date of the Fund prospectus. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee, resulting in an expense reduction of 0.02% of the Fund’s average annual net assets for the fiscal year ended December 31, 2010. This amount is not reflected in the Total Annual Fund Operating Expenses. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.66% for Non-Service Shares. The Fund’s management fee and other annual operating expenses may vary in future years.

17. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s Investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, the amounts waived as a result of the voluntary expense limitation and waiver and/or reimbursement did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. Both the voluntary expense limitation and waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual expenses may vary in future years.

18. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. These waivers and/or reimbursements may be amended or withdrawn at anytime. During the fiscal year ended December 31, 2010, these amounts did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. The Fund’s management fee and other annual operating expenses may vary in future years.

19. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This voluntary fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. This voluntary expense limitation may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

20. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until after one year from the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. This waiver and/or reimbursement may be amended or withdrawn at any time. From April 1, 2009 through March 31, 2010 the Manager voluntarily waived its advisory fee, resulting in an expense reduction of 0.06% of the Fund’s average annual net assets. This amount is not reflected in the Total Annual Fund Operating Expenses. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.69%. The Fund’s management fee and other annual operating expenses may vary in future years.

21. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until after one year from the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore is not reflected in the Total Annual Fund Operating Expenses. This waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

22. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, the amounts waived as a result of the voluntary expense limitation and waiver and/or reimbursement did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. Both the voluntary expense limitations and waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

23. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. This waiver or reimbursement may be amended or withdrawn at any time. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore this amount is not reflected in the Total Annual Fund Operating Expenses. From April 1, 2009 through August 31, 2010, the Manager voluntarily agreed to waive its advisory fee, resulting in an expense reduction of 0.04% of the Fund’s average annual net assets for the fiscal year ended December 31, 2010. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.76%. The Fund’s management fee and other annual operating expenses may vary in future years.

24. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

25. PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

26. Total Annual Portfolio Operating Expenses excluding interest expense is 1.11%.

27. Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense is 0.99%.

The Company

In this prospectus, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Contract Roles

Owner

In General.  In this prospectus, “you” and “your” refer to the owner and joint owner, if any, of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person. If your contract is qualified, the owner and the annuitant must be the same, unless the contract is a custodial IRA. The owner (and joint owner, if any) has all ownership rights under the contract while the annuitant and joint annuitant, if any, are alive.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

Joint Owners.  If your contract is non-qualified, joint owners can own the contract. The contract cannot be owned jointly by an individual and a non-natural person. Unless otherwise indicated in the prospectus, if there are joint owners, we require signatures of both joint owners for transactions.

Non-Natural Owners.  When a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. However, if a trust or other entity holds the contract as an agent for a natural person, the contract will generally be treated as an annuity for tax purposes. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Changing Owners.  Subject to our approval you may change an owner if your contract is non-qualified or a custodial IRA. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. An ownership change may be a taxable event. To change the owner, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change.

Ownership Rights at Time of Application.  At the time of application, subject to certain restrictions, you have the right to elect or designate the following:

•	an owner and joint owner;

•	an annuitant and, if applicable, a joint annuitant;

•	a payee, or up to four payees, to whom we will make annuity payments;

•	the frequency of payments, the annuity option, the assumed investment rate and the annuity payment start date;

•	a beneficiary or beneficiaries;

•	what portion of your purchase payment will be used to purchase fixed annuity payments and what portion will purchase variable annuity payments;

•	the initial allocation among investment choices; and

•	any optional features we may make available.

Ownership Rights Between Date of Contract Issue and First Annuity Payment Date.  Between the date of contract issue and the first annuity payment date, subject to certain restrictions, you have the right to:

•	cancel the contract during the free look period;

•	change beneficiaries;

•	change payees;

•	change owners (in certain states you may not change owners without our approval and we will refuse or accept any requested change on a non-discriminatory basis);

•	change allocations among investment choices;

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights Between the First Annuity Payment Date and Prior to Death of the Annuitants.  Between the first annuity payment date and prior to death of the annuitants, subject to certain restrictions, you have the right to:

•	change the beneficiaries;

•	change payees;

•	change owners (in certain states you may not change owners without our approval and we will refuse or accept any requested change on a non-discriminatory basis);

•	change allocations among investment choices;

•	make a partial or full withdrawal if the elected annuity option allows and subject to certain restrictions;

•	revoke election of Payment Protector (restrictions apply);

•	elect or cancel the Automatic Rebalancing Program (you cannot revoke this if you have a current election of Payment Protector).

Ownership Rights upon Death.  A beneficiary who assumes ownership rights after death of the owners and/or the annuitants, has restricted rights under the contract. See “Death Provisions.”

Annuitant and Joint Annuitant

You will designate an annuitant when you purchase the contract. If you elect an annuity option for two annuitants, you must designate an annuitant and a joint annuitant. The age and gender of the annuitant and joint annuitant will be considered when we value your annuity payments, as permitted by law. You designate the annuitant and any joint annuitant at the time of application and you may not change the designations once we issue your contract except as we describe under “Death Provisions – Death Before the First Annuity Payment Date.” The annuitant and joint annuitant have no rights under the contract. If your contract is qualified, you, the owner, must be the annuitant (unless the contract is a custodial IRA). The Tax Code may impose additional restrictions on who can be designated an annuitant and if more than one annuitant is permitted.

Generally, you will want to designate yourself as the annuitant or sole primary beneficiary, so that you do not lose your contract rights during your lifetime.

In this prospectus, the plural term “annuitants” will mean “annuitant and joint annuitant, if any.”

Beneficiary

The beneficiary will assume restricted ownership rights of the contract:

•	upon the death of the owner and joint owner, if any; and/or

•	upon the death of the annuitant and joint annuitant, if any.

After death of the annuitant and joint annuitant, if any, if there are continuing annuity payments, we will stop those payments until the beneficiary designates payee(s). See “Death Provisions.”

You name the beneficiaries at the time of application. You can change the beneficiaries at any time, unless you assign an irrevocable beneficiary. In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. To change the beneficiary, subject to the rights of each irrevocable beneficiary, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. You can designate that one or more beneficiaries be restricted from requesting a lump sum payment of death proceeds.

If you do not designate a beneficiary, we will designate a beneficiary according to our rules described in “Death Provisions – Default Beneficiaries.” If you have a qualified contract with a joint annuitant, the joint annuitant must be the sole primary beneficiary.

Payee

The payee is the person you designate on the application to receive annuity payments from the contract. Currently, you may designate up to four payees. If you have multiple payees, you may request that each receive a specified dollar amount or percentage of payment. To change payees and/or the dollar amounts or percentages paid to payees, submit a written request, in good order, to our Service Center. The change will take effect as of the date you sign the written request. We will not be liable for any payment made or action taken before we record the change. If you designate payees other than yourself, there may be tax consequences. The payee role has no rights under the contract.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

How to Purchase the Contract.  You may purchase the contract by submitting your purchase payment and the required application forms to your registered representative or to our Service Center:

First Class Mail

MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Overnight Mail

MassMutual Financial Group

ASC HUB – W058

1295 State Street

Springfield, MA 01111-0111

Wire Transfer

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

We have the right to reject any application or purchase payment.

Required Purchase Payment Amount.  To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made.

The maximum purchase payment amount we accept without our prior approval is based on the age of the oldest annuitant on the contract issue date:

•	$3,000,000 if the oldest annuitant is age 75 or under including contracts owned by a personal trust;

•	$500,000 if the owner is non-natural or if the oldest annuitant is age 76 or over.

Multiple Transfers or Rollovers.  If your initial purchase payment includes multiple transfers or rollovers, we will proceed as follows:

We will treat transfer/rollover payments received within 60 calendar days from our receipt of the first payment as a single purchase payment. Subject to our procedures described under “Purchasing a Contract – Allocation of Purchase Payment,” we will apply the single purchase payment to the contract upon the earlier of:

a)	our receipt of all transfer/rollover payments; or

b)	60 calendar days from our receipt of the 1st payment.

For the time between our receipt of the payment and the contract issue date:

1)	any portion of the purchase payment you allocated to the general account will not receive a credit; and

2)	any portion of the purchase payment allocated to a sub-account will not receive a credit nor will it receive any sub-account performance.

If the minimum purchase payment amount is not satisfied within 60 calendar days from our receipt of the first payment, the purchase payment(s) will be returned and we will not issue you a contract. If, on the 60th calendar day since our receipt of the first payment, the amount received to date meets the minimum purchase payment requirement, we will issue your contract with the amount received to date regardless of the fact that the entire amount of the anticipated single purchase payment has not been received by us. If you would prefer we open separate contracts at the time each transfer/rollover is received, you must submit a separate application for each.

Age Requirements.  If you are requesting a lifetime annuity option, the annuitants must be between the ages of 18 and 90 when we issue the contract. If you request a non-lifetime annuity option, then the annuitant must not be older than age 100 when we issue the contract.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Allocation of Purchase Payment.  When you purchase your contract, you elect your investment choices among those we currently offer. At that time, you may not allocate more than 70% of your purchase payment to the general account. You may later change your allocations subject to restrictions detailed in “Transfers and Transfer Programs.”

Once we receive your purchase payment and the necessary information in good order at our Service Center, we will issue your contract and apply your purchase payment to the contract within two business days. If we do not have the information required to issue your contract, we will contact you. When we receive all of the necessary information, we will then apply your purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either issue a refund or obtain your permission to keep your purchase payment until we obtain all of the necessary information. We have the right to reject any application or purchase payment. We reserve the right to allocate your purchase payment to the MML Money Market Fund until the end of the right to cancel period.

Purchasing Two or More Contracts.  If you purchase two or more of the RetireEase Select contracts, subject to certain restrictions, you may request that we combine certain administrative services such as statements and payments.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace the contract described in this prospectus with another contract, you might have to pay a surrender charge on this contract, and there may be a new surrender charge period for the new contract.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Suitability

Federal securities law requires that a registered representative recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs. In addition, certain states have adopted their own annuity suitability requirements.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are charges associated with these benefits and advantages. Owning a variable annuity can represent a long-term financial commitment.

Before you purchase a variable annuity contract, you should consider:

•	Your investment horizon.

•	If you can afford to make the initial purchase payment based on your other assets and income.

•	If you understand how the product works and how charges may impact your contract performance.

•	If you are willing to tolerate market fluctuations based on underlying fund performance.

•	If you have a need for the benefits offered with a variable annuity such as tax deferral and lifetime income.

•	If using a variable annuity contract to fund a tax-qualified plan such as an IRA is the right investment decision for you, since a variable annuity does not provide any additional tax advantages.

•

If purchasing a variable annuity is the right investment decision for you if the owner of the contract will be a non-natural person, since generally tax deferral is not provided when a non-natural person owns a variable annuity contract.

•

If purchasing a variable annuity is the right investment decision for you if you are an older person, given the long-term financial commitment, potential market fluctuations and charges associated with a variable annuity, as well as whether you are in a tax bracket that justifies the need for tax deferral.

•

If you are replacing your current annuity contract by purchasing the proposed variable annuity contract. If so, carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract, and understand what benefits of your existing annuity contract you may be forfeiting.

•

If your registered representative is receiving additional compensation for selling this variable annuity contract. Please refer to the “Distribution” section for more information about additional compensation arrangements.

•

If you are purchasing this contract with the intention to make frequent fund transfers. If you are, you should not purchase this variable annuity contract. Please refer to the “Limits on Frequent Trading and Market Timing Activity” section for more information.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a surrender charge. Within seven days after we receive the contract back from you at our Service Center, we will refund the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account, reduced by any amounts withdrawn or annuity payments made. If you purchase this contract as an IRA or if your state requires it, we will return at least your purchase payment, reduced by any amounts withdrawn or annuity payments made. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Annuity Payments

Under the contract provisions, we will make payments to the payee(s) you designate. You may designate up to four payees.

What Affects Annuity Payment Amounts?  When you purchase the contract, some of the factors that may affect the amount of annuity payments include:

•	age of the annuitants;

•	gender of the annuitants;

•	the amount of your purchase payment;

•	the annuity option elected;

•	the number of guaranteed annuity payments elected (if any);

•	whether you elect variable or a combination of fixed and variable annuity payments; and

•	the elected assumed investment rate.

We require you to elect variable annuity payments or a combination of fixed and variable annuity payments during your first contract year. Any time after your first contract year, if you want to only elect fixed payments, you may do so by electing the general account as your only investment choice. Your first contract year is the annual period which begins on the date we issue your contract. Subsequent contract years begin on each anniversary of the date on which we issue your contract.

Variable Annuity Payments.  If you choose variable annuity payments, payment amounts will vary with the investment performance of the funds you elect.

Fixed Annuity Payments.  If you elect fixed annuity payments, payment amounts will not vary (unless you elect Inflation Protector).

Minimum Payment Amounts.  The minimum allowable annuity payment is $100. However, we will allow payments lower than $100 if the payment amount is:

a)	lowered solely due to the market performance of your investment choices;

b)	lowered because we are dividing it for payments to beneficiaries; and/or

c)	lowered when an annuity option with reduced payments to the survivor is elected and the reduced payments to a survivor are in effect.

Payment Dates and Frequencies.  You can choose the date of your first annuity payment. We call that date the annuity date. Your annuity date must be within one year of the date we issue your contract. You will choose the frequency and dates of annuity payments at the time we issue your contract. If you do not elect your first annuity payment date, we will assume it is one month after we issue your contract. Once your contract is issued, you cannot change the frequency or date of annuity payments. The following payment frequencies are available: monthly, quarterly, semi-annually, and annually. Unless you elect otherwise, we will make annuity payments monthly. If any annuity payment is less than $100, we may change the frequency of annuity payments.

If the amount of the annuity payment will depend on the age or sex of the annuitants, we will not issue your contract without adequate proof of the age and sex of the annuitants.

Assumed Investment Rate (AIR).  If you elect variable annuity payments, you must also elect an AIR of 1%, 3% or 5%. If you elect Payment Protector, you must elect 1%. You elect this rate when we issue your contract and you cannot change it once we issue your contract. Refer to Appendix A for more information on electing an assumed investment rate percentage.

The AIR is the benchmark used to determine variable annuity payment amounts. Payments are based on the “net investment return” relative to the AIR. “Net investment return” is the annualized aggregate investment performance of the sub-accounts in which you are invested after deduction of contract charges and expenses. For example, if the net investment return equals the AIR, the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease. The AIR is not a guaranteed rate of return.

If you elect a 5% AIR, the first annuity payment will be higher than if you elected a lower AIR, but subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 5% annually. Payment amounts will decline if the net investment return is less than 5%.

If you elect a 3% AIR, the first annuity payment will be lower than if you elected the 5% AIR, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 3% annually. Payment amounts will decline if the net investment return is less than 3%.

If you elect a 1% AIR, the first annuity payment will be lower than if you elected the 3% rate or the 5% rate, but subsequent payments will increase more rapidly and decline more slowly depending upon the net investment return of the sub-accounts you elected. Subsequent payments will increase only if the net investment return of the sub-accounts you elected is greater than 1% annually. Payment amounts will decline if the net investment return is less than 1%.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed.

Limitations on Annuity Options.  Annuity options may be subject to state availability. If you purchase this contract as a tax-qualified contract such as a traditional IRA, an inherited IRA or a custodial IRA, the Tax Code may impose restrictions on the types of payment options you may elect.

Annuity Options

In this table, the term “guaranteed payments” means those payments continuing during the elected guaranteed period.

Lifetime Annuity Options
1) Single Life Annuity – No Refund	One Annuitant Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death. Right to Make Withdrawals: No.
2) Single Life Annuity – Period Certain

One Annuitant

Length of Payment Period:  For a guaranteed period or as long as the annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

3) Joint and Survivor Life Annuity – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

4) Joint and Survivor Life Annuity – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for as long as the surviving annuitant lives. When both annuitants die, if there are remaining guaranteed payments, they will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

5) Joint and Survivor Life Annuity – Reducing at Death of either annuitant – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  A reduced payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value. No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

Lifetime Annuity Options
6) Joint and Survivor Life Annuity – Reducing at Death of either annuitant – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as the surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  100% of the payment will continue for the guaranteed period. When an annuitant dies, any remaining guaranteed payments will continue. When the guaranteed period is ended, a percentage of the payment will continue for as long as the surviving annuitant lives. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

7) Joint and Survivor Life Annuity – Reducing at Death of Annuitant – No Refund

One Annuitant, One Joint Annuitant

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  There are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first, then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect the percentage at the time of contract issue. Available percentages are:  1/2,  2/3 or  3/4.

No payments will continue after the death of both annuitants.

Right to Make Withdrawals:  No.

8) Joint and Survivor Life Annuity – Reducing at Death of Annuitant – Period Certain

One Annuitant, One Joint Annuitant

Length of Payment Period:  For a guaranteed period or as long as either surviving annuitant lives, whichever is longer. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

Annuity Payments After Death:  When either annuitant dies, 100% of any remaining guaranteed payments will continue. When the guaranteed period is ended, there are different payments after death depending on whether the annuitant or the joint annuitant dies first.

a) If the joint annuitant dies first, then 100% of the payment will continue for as long as the annuitant lives.

b) If the annuitant dies first, then a percentage of the payment will continue for the life of the joint annuitant. You elect at the time of contract issue whether payments will continue at  1/2,  2/3, or  3/4 of the former value.

When both annuitants die, remaining guaranteed payments, if any, will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Non-Lifetime Annuity Option
9) Period Certain Only Annuity

One Annuitant

Length of Payment Period:  For a guaranteed period. You elect a guaranteed period (minimum 5 years/maximum 50 years) when we issue your contract. Guaranteed periods of greater than 30 years are subject to our approval.

After your first contract year, once each contract year, you may elect to extend or shorten the guaranteed period subject to certain restrictions detailed following this table.

Annuity Payments After Death:  When the annuitant dies, any remaining guaranteed payments will continue to be paid to the payee(s) designated by the beneficiary.

Right to Make Withdrawals:  Yes. Restrictions apply, see “Withdrawals.”

Change of Guaranteed Period.  If you elected the period certain only annuity option, then after your first contract year, once each contract year, you may elect to extend or shorten the length of your guaranteed payment period by submitting a written request, in good order, to our Service Center. A beneficiary who becomes owner of the contract can shorten the payment period, but cannot extend the payment period.

If you elect to change the payment period, when we receive your written request, we will re-calculate annuity payment amounts based on the commuted value of the remaining guaranteed payments. Future annuity payment amounts may be lower or higher due to this change. See “Commuted Value.”

Availability is subject to state and federal laws, and is based on the minimum and maximum period certain annuity options and rates we offer at the time of your request.

You may not change the payment period if Payment Protector is in effect. If Budget Protector is in effect, any revised payment period must be expressed in full years.

Your request must be for a payment period that we offer at the time of your request and your election must result in payment amounts that meet our minimum payment requirements.

Additional Features

MassMutual Inflation Protector

What is MassMutual Inflation Protector?  MassMutual Inflation Protector (Inflation Protector) is only applicable if you elect the general account as an investment choice at some time over the life of your contract. Usually, when you elect the general account as an investment choice, your fixed annuity payments, those annuity payments attributable to the general account, are equal over the life of your contract. If you elect Inflation Protector, your initial fixed annuity payments will be lower than if you had not elected this feature. However, commencing one year after your first annuity payment date and on each subsequent anniversary, the payments attributable to the general account will increase annually by a percentage you elect: either 1%, 2%, 3% or 4% on a compound basis. You elect this percentage at the time of contract issue and you cannot later change your election. A higher percentage will result in lower initial payments and higher payments in the future.

What is the Charge for Inflation Protector?  There is no charge for this feature.

How to Elect Inflation Protector.  You may only elect this feature at the time your contract is issued. However, the feature will not take effect until you elect the general account as an investment choice and begin receiving a portion or all of your annuity as fixed annuity payments. You may elect this feature and elect variable annuity payments, however, the inflation protector does not apply to the variable annuity payments. This feature does not apply to fixed annuity payments resulting from election of Budget Protector. We will restrict eligibility for this feature as required by the Tax Code.

Can I Cancel Inflation Protector?  Once elected, you cannot cancel this feature.

MassMutual Payment Protector

What is MassMutual Payment Protector?  If you elect MassMutual Payment Protector (Payment Protector), we guarantee that each of your variable annuity payments will never be less than the guaranteed minimum payment. The guaranteed minimum payment equals 90% of your initial estimated variable annuity payment. If a variable annuity payment falls below the guaranteed amount, we will increase that payment to equal the guaranteed amount.

If you elect the general account as an investment choice, the portion of your fixed annuity payments attributable to those assets will not be used when calculating the guaranteed minimum payment or in determining if a payment equals the guaranteed minimum payment.

Allocation Restrictions.  While you are participating in Payment Protector, you may not make transfers from the general account to the sub-accounts and you may not elect the MML Money Market sub-account as an investment choice. Additionally, while you are participating in Payment Protector we require that you either:

1)	participate in the Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Program”); or

2)	maintain your allocations within the parameters set by our Custom Allocation Choice feature.

You may switch between (1) and (2), but while you have an election of Payment Protector you must elect one or the other.

Custom Allocation Choice.  If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Custom Allocation Choice parameters and investment choices are shown in “Appendix C.”

Important Considerations

•	The Custom Allocation Choice parameters do not guarantee that investment performance will not be volatile or go down in value.

•

Allocation to a single investment choice style may outperform allocation according to the Custom Allocation Choice parameters, so that you would have obtained better returns in a single sub-account or sub-accounts representing a single style.

•	The timing of your investment and the frequency of automatic rebalancing may affect performance.

•	The value of the funds will fluctuate, and when redeemed, may be worth more or less than the original cost.

•

We reserve the right to terminate or change the Custom Allocation Choice parameters at any time. Any such modifications will be filed with the Securities and Exchange Commission and will impact contracts issued on or after the effective date of such filing.

Impact of Transfers on Annuity Payment Amounts.  If you transfer from any of the sub-accounts to the general account, the amount of subsequent variable annuity payments and the guaranteed minimum payment amount will be reduced proportionally. The amount of subsequent fixed annuity payments will be increased as a result of the transfer.

Impact of Withdrawals on Annuity Payment Amounts.  If you make a withdrawal, the amount of subsequent variable annuity payments and the amount of the guaranteed minimum payment amount will be reduced proportionally.

Annuity Payments Reducing upon Death and Payment Protector.  If you elected an annuity option with payments reducing upon the death of an annuitant and/or joint annuitant, and the contract is in the phase where reduced payments are being made, the guaranteed minimum annuity payment will be reduced by the same percentage.

Cost of Payment Protector.  The charge for Payment Protector is equal on an annual basis to 0.50% of the daily value of your contract assets attributable to the sub-accounts, after fund expenses are deducted. The charge will continue for the life of the contract, unless you cancel the feature, in which case the charge will be discontinued as of the first business day the cancellation is effective. See “MassMutual Payment Protector – How to Cancel Payment Protector.”

How to Elect Payment Protector.  To elect Payment Protector you must:

•	elect the feature at time of contract issue;

•	elect an assumed investment rate of 1% (see “Annuity Payments – Assumed Investment Rate”);

•	maintain your allocations among investment choices within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program; and

•	participate in the Automatic Rebalancing Program (see “Transfers and Transfer Programs – Automatic Rebalancing Program”).

You may only elect Payment Protector if at time of contract issue:

•	you elect a period certain only annuity option for at least 15 and no more than 30 years; or

•	you elect a lifetime annuity option with period certain of 30 years or less and the annuitants are under age 80 at time of contract issue; or

•	you elect a lifetime annuity option and the annuitants are under age 80 at time of contract issue.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How to Cancel Payment Protector.  You may cancel Payment Protector on your fifth contract anniversary or on any subsequent anniversary. Your written request, in good order, must be received at our Service Center within thirty-one calendar days prior to the contract anniversary upon which the cancellation is to be in effect. Once cancelled, you may not re-elect the feature.

If you cancel Payment Protector, we no longer require that your allocations remain within the parameters of our Custom Allocation Choice feature or the Asset Allocation Program. You may elect to continue or cancel your participation in the Automatic Rebalancing Program and the Asset Allocation Program.

Additional Restrictions.  While this feature is elected, you may not elect Budget Protector.

MassMutual Budget Protector

What is MassMutual Budget Protector?  Usually, if you elect variable annuity payments, each payment varies based upon fund performance, so you are unsure of the exact next payment amount. MassMutual Budget Protector (Budget Protector) allows you to invest in variable funds through our sub-accounts, but generate a level annuity payment over a 12-month period. For example, if you elect a monthly payment frequency, and Budget Protector calculates the payment to be $100, then the payment will continue to be $100 a month for the twelve-month period.

When we issue your contract we will tell you the estimated level payment for the first twelve-month period. On the anniversary of your first annuity payment and each subsequent anniversary, we will calculate the amount of each level payment to be paid over the next twelve-months based on the performance of your elected sub-accounts.

For your first annuity payment date and on each annuity payment anniversary thereafter, we determine the number of annuity income units necessary to make the level payments for the following year. We then redeem the annuity income units from your elected sub-accounts and transfer them to the general account. We generate your annuity payments based on the transferred amount and on the interest rate we credit through the general account. The rate credited may vary from the rate offered if you were to elect the general account as an investment choice and you did not elect Budget Protector.

The payment amounts in any one twelve-month period may be greater than or less than the payment amounts in the prior twelve-month period due to the investment performance of the sub-accounts you elect.

If you elect a combination of fixed and variable annuity payments, this feature only applies to the variable portion of the payments.

Transfers and Withdrawals.  Transfers among and partial withdrawals from the investment choices will not impact the amount of payments during a current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period.

If you make a full withdrawal, the withdrawal amount will be comprised of the remaining current twelve-month period annuity payments and the commuted value of remaining guaranteed payments beyond that twelve-month period.

Change of Guaranteed Period.  If your contract permits you to change your guaranteed period, and you do so, the action will not impact the dollar amount of payments during the current twelve-month period, but will be reflected when we calculate the payments for the subsequent twelve-month period. See “Annuity Payments – Change of Guaranteed Period.”

Annuity Payments Reducing upon Death and Budget Protector.  You may have elected an annuity option with payments reducing by a certain percentage upon the death of an annuitant and/or joint annuitant. If you did, then upon the applicable death, the remaining payments during that current twelve-month period and for subsequent twelve-month periods will be reduced by the percentage you elected.

What is the Charge for Budget Protector?  There is no charge for this feature.

How to Elect Budget Protector.  To elect Budget Protector you must:

•	elect the feature at time of contract issue; and

•	if you elect a period certain only annuity option, you must elect annuity payments for a guaranteed period in full years.

Can I Cancel Budget Protector?  Once elected, this feature cannot be cancelled, except upon death of the annuitant and joint annuitant, if any. In this case, the beneficiaries will have the option of canceling Budget Protector. If there is a single beneficiary who cancels this feature, cancellation will not take effect until the anniversary of your first annuity payment. If there are multiple beneficiaries and they all choose to cancel this feature, cancellation will occur immediately. If there are multiple beneficiaries, and any beneficiary chooses to retain the Budget Protector, the remaining guaranteed period left on the contract will be rounded down to the nearest whole year and we will adjust annuity payment amounts accordingly.

We reserve the right to cancel this feature for all contract owners, without discrimination, at any time. If we do so, your level payments will continue to be made until the next anniversary of your first annuity payment date.

Additional Restrictions.  While this feature is elected, you may not elect Payment Protector.

Investment Choices

You have a number of investment choices in this contract. These investment choices currently include a general account as well as a number of funds offered through our separate account sub-accounts.

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

Addition, Removal or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of possible changes include: adding new funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses and their availability may be limited to certain classes of contract owners. We will not add, remove or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

The Funds

The contract offers the following funds. We may add, remove or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Series I Shares)[1]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Large Cap Blend
Invesco V.I. Global Health Care Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Invesco V.I. Technology Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. and other affiliates of Fidelity Management & Research Company	Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities LLC	Specialty
MML Series Investment Fund
MML Asset Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Class I)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Emerging Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Essex Investment Management Company, LLC	Small/Mid-Cap Growth
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: BlackRock Investment Management, LLC	Large Cap Value

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Large Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML NASDAQ-100® Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Growth
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML Enhanced Index Core Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.	Large Cap Value
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Money Market Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Small/Mid Cap Equity Fund (Initial Class)[2]	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA (Non-Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer High Income Fund/VA (Non-Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Specialty

*	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Effective April 29, 2011, the Invesco V.I. Financial Services Fund was merged into the Invesco V.I. Dividend Growth Fund.
[2]	Formerly known as the MML Small Cap Equity Fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers or sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses - Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the “Table of Fees and Expenses – Annual Fund Operating Expenses.” An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The General Account

Purchase payments allocated to the general account and transfers to the general account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account. Disclosures regarding the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

You do not participate in the investment performance of the assets in the general account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Transfers and Transfer Programs

Each contract year you may make twelve free transfers among the investment choices, subject to the restrictions below. If you make more than twelve transfers in a calendar year, we may deduct a fee (see “Transfers and Transfer Programs – Transfer Fee”). We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers Into the General Account.  After your first contract year, you may transfer into the general account from any of the sub-accounts.

Transfers Out of the General Account.  You may make one transfer per contract year out of the general account into any of the sub-accounts. However no transfers can be made from the general account to the MML Money Market Fund. If you are participating in Payment Protector, you may not make transfers out of the general account. Transfers out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are transferred first, then amounts attributed to the next oldest allocation are transferred, and so on.

Transfer Requests.  You may make transfers by submitting a written request, in good order, to our Service Center. You must clearly indicate the amount and investment choices from and to which you wish to transfer.

Transfer Effective Date.  Your transfer is effective on the business day we receive your request, in good order, at our Service Center. If we receive your transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfer Fee.  Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Impact of Transfers on Annuity Payments.  Transfers between sub-accounts will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The result is that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units within the current investment choices.

The amount transferred from a sub-account into the general account will be based on the commuted value of the payments being transferred from that sub-account. See “Commuted Value.” We will first calculate the value of the annuity units being transferred out of the sub-account. That value will then be used to purchase fixed annuity payments. The value of the fixed annuity payments will be based on the annuity option in effect, the age and gender of the annuitant and joint annuitant, if any, and the current annuity purchase rates in effect at the time of the transfer.

The amount transferred from the general account into any sub-account(s) will be based on the commuted value of the future payments being transferred from the general account, see “Commuted Value.” The amount transferred to the sub-accounts will be used to purchase annuity units of the sub-account(s) to which the transfer is made. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

Transfers and Elective Features.  There may be additional transfer impacts and restrictions if you elected any of the following: Automatic Rebalancing Program, Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Automatic Rebalancing Program

Over time, the performance of each sub-account may cause your allocation to shift from your original allocation. If you elect the Automatic Rebalancing Program, you will request that we periodically transfer among sub-accounts to reflect your desired allocations. You may cancel or elect the program at any time. For more detail regarding participation in this program, contact your registered representative or our Service Center.

If you elect Payment Protector, you must participate in the Automatic Rebalancing Program and you may not cancel your participation unless you first cancel your election of Payment Protector. For additional detail see “MassMutual Payment Protector.”

Asset Allocation Program

What is the Asset Allocation Program (AAP)?  If you participate in the AAP, you choose one of several asset allocation models. The asset allocation model you elect will determine your investment choices and how much is allocated to each investment choice. The asset allocation models are static models which means the underlying investment allocations within each model will not change over time. If you elect the AAP, you must participate in the Automatic Rebalancing Program, allowing us to periodically rebalance your allocations so they continue to follow your elected asset allocation model strategy. See “Transfers and Transfer Programs – Automatic Rebalancing Program.”

Electing an Asset Allocation Model.   You can elect to participate in the AAP at any time. You should consult with your registered representative to assist you in determining which asset allocation model in the program is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change asset allocation models.

Transfer Limitations.  While participating in the AAP you may make a transfer by changing asset allocation models. If you do submit a transfer request other than a request to change your asset allocation model, we will terminate your participation in the AAP and notify you of the termination. There are two exceptions to this: 1) If you transfer from or to the general account, we will not cancel the AAP; and 2) If you are participating in Payment Protector, we will not terminate your participation in the AAP. Instead, we will notify you of the transfer choices available with Payment Protector: a) you may change asset allocation models; b) you may cancel the AAP by electing the Custom Allocation Choice feature and make transfers within the parameters of that feature; or c) you may cancel Payment Protector and the AAP and request a transfer outside of the AAP models. There are restrictions regarding when you can cancel, see “MassMutual Payment Protector” for additional detail.

Electing a Different Asset Allocation Model.  At any time, you may change your asset allocation model to any of the available asset allocation models by contacting our Service Center.

Canceling Participation in AAP.  You can cancel your participation in the AAP at any time by contacting our Service Center. You can re-elect participation in the AAP at any time.

Important Considerations

•	There is no assurance that an asset allocation model will not lose money or that investment results will not experience some volatility.

•	Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the asset allocation models are built.

•

Allocation to a single asset class may outperform an asset allocation model, so that you would have obtained better returns in a single fund or funds representing a single asset class than in an asset allocation model. Asset allocation model performance is dependent upon the performance of the funds in the model.

•	We have the right to terminate or change the AAP at any time.

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all owners and beneficiaries under the contract, including long-term owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we or the investment adviser to any of the funds available with this contract, determine that an owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our web site, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all owners.

Withdrawals

Income taxes, tax penalties, a surrender charge and certain restrictions may apply to any withdrawal you make.

If you elect an annuity option without a period certain, you cannot make any withdrawals.

Right to Make Partial Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make partial withdrawals (also called partial surrenders) of remaining guaranteed payments if you elected an annuity option with a period certain.

Right to Make Full Withdrawals.  Subject to the limitations described in this prospectus, you have the right to make a full withdrawal (also called full surrenders) of remaining guaranteed payments if you elected a period certain only annuity option.

Limits on Number of Withdrawals.  If you elected a period certain only annuity option, you may make one withdrawal each contract year. If you elected a lifetime annuity option with period certain, you may not make a withdrawal during your first contract year. However, you may make one withdrawal each subsequent contract year.

Amount Available to Withdraw.  The amount available for withdrawal is based on the commuted value of any remaining guaranteed payments. See “Commuted Value.” Additionally, we limit the amount available for a partial withdrawal, so that each remaining guaranteed payment is a minimum amount of $100. In some states there are restrictions on receiving a lump sum payment of remaining fixed guaranteed payments.

Deduction of Withdrawals.  Any request for a withdrawal will be taken proportionally from your elected sub-accounts on the business day we receive your request in good order. If we cannot satisfy the entire withdrawal request from your elected sub-accounts and you have elected the general account as an investment choice, then the remaining portion will be taken from the general account, as applicable. Withdrawals out of the general account are done on a first-in, first-out basis. In other words, amounts attributed to the earliest allocation to the general account are withdrawn first, then amounts attributed to the next oldest allocation are withdrawn, and so on.

Minimum Partial Withdrawal Amounts.  Your partial withdrawal must be at least $5,000.

Withdrawal Requests.  To request a withdrawal, submit our fully completed partial surrender or surrender form in good order to our Service Center.

Withdrawal Effective Date.  Your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, in good order, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day.

Delivery of Withdrawal Amount.  Withdrawals will be sent to the payee(s) you designate. We will pay any withdrawal amount within 7 calendar days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a surrender charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Withdrawal Charge.  Withdrawals may be subject to a surrender charge. We will deduct any applicable surrender charge from the amount you withdraw. See “Expenses – Surrender Charge for Partial and Full Withdrawals.”

Impact of Withdrawals on Annuity Payments.  The amount available for you to withdraw is the commuted value of the remaining guaranteed annuity payments. Once a portion of the commuted value is withdrawn, the remaining guaranteed annuity payments will be reduced proportionally. If you elected a lifetime annuity option with period certain, withdrawals will affect remaining guaranteed payment amounts, but will not affect payments after the guaranteed period continuing for life. See “Commuted Value.”

Withdrawals and Elected Features.  There may be additional withdrawal impacts and restrictions if you elected any of the following: Budget Protector, Payment Protector, and Inflation Protector. See those prospectus sections for additional detail.

Death Provisions

The following is a discussion of how contract rights and annuity payments are impacted by the death of the contract owner(s), the annuitant and/or the joint annuitant.

Death Before the First Annuity Payment Date

Death of Owner.  If an owner who is not an annuitant or joint annuitant dies, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. If there is no surviving owner, the beneficiary assumes ownership rights. We will pay any annuity payments to the payee(s) we have on record. The new owner may change the payee(s) on record.

Death of Annuitant.  If the Annuitant dies and:

1)	if there is a surviving joint annuitant, the annuity payments will be adjusted so that they equal what would have been paid under a single life annuity option; or

2)	if there is no surviving joint annuitant, the owner (or beneficiary if the owners are deceased) may elect by written request to receive:

a)	a refund of the purchase payment amount allocated to the general account and the value of the purchase payment amount allocated to the separate account; or

b)	the guaranteed annuity payments, if any, as specified in the elected annuity option.

Death On or After the First Annuity Payment Date

Death of Annuitant.  If the Annuitant dies and:

1)	if there is a surviving joint annuitant, we will pay the remaining annuity payments, if any, to the payee(s) we have on record; or

2)	if there is no surviving joint annuitant, remaining guaranteed annuity payments, if any, will stop until we receive instructions from the beneficiary(ies).

The beneficiary may elect to receive a lump sum payment of the commuted value of remaining guaranteed annuity payments. A beneficiary’s right to request the commuted value may have been restricted by the owner. Additionally, in some states there are restrictions on receiving a lump sum payment of remaining fixed guaranteed payments. If a beneficiary continues the annuity payments and later requests payment of the commuted value of remaining guaranteed annuity payments, a surrender charge may apply. See “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Commuted Value.”

If upon the death of the annuitant and joint annuitant, if any, one or more of the beneficiaries is deceased and the payment allocation is in equal shares, we will evenly divide the deceased beneficiary’s allocation for distribution to the remaining beneficiaries. If the percentage allocation is unequal (example: 50%, 30%, 20%), we will divide proportionally the deceased beneficiary’s percentage for distribution to the remaining beneficiaries.

Upon the death of the annuitant and joint annuitant, if any, the owner loses all contract rights and the primary beneficiary or beneficiaries assume ownership rights. If there is more than one beneficiary, the beneficiaries will assume ownership rights of the contract in proportion to the beneficiary allocations designated. If no beneficiary allocations are designated, the beneficiaries will assume ownership in equal proportions. Written consent of all owners may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Death of Owner.  While the annuitants are alive, upon the death of an owner, the surviving owner, if any, retains ownership of the contract unless you designate otherwise. Upon the death of the owner and joint owner, if any, the primary beneficiary or beneficiaries assume ownership rights. If there are multiple beneficiaries, they will assume ownership rights of the contract in equal proportions, regardless of any beneficiary allocations designated. However, for tax reporting purposes, we will report to each beneficiary in proportion to their designated allocations. Written consent of all beneficiaries may be required to exercise any contract rights. We may at our discretion give separate ownership rights to each beneficiary.

Beneficiary Rights

A beneficiary who assumes ownership rights has the right, subject to certain restrictions, to:

1)	designate a payee, or payees to whom we will make annuity payments;

2)	change allocations among investment choices;

3)	make a partial or full withdrawal, subject to certain restrictions (see “Withdrawals”);

4)	revoke election of Payment Protector (restrictions apply);

5)	revoke election of Budget Protector (only upon death of the annuitant and joint annuitant, if any);

6)	elect or revoke the Automatic Rebalancing Program (unless Payment Protector is in effect);

7)	designate a beneficiary or beneficiaries (beneficiaries assume ownership rights upon death of annuitants or death of a beneficiary with current ownership rights); and

8)	if the beneficiary assumes ownership rights due to death of the owner(s), change the owners (the Tax Code may restrict the right to change owners).

Processing Payments After Death

We will determine the death proceeds, if any, and commence payment as of the date we receive both due proof of death and an election of the payment method at our Service Center. Due proof of death will be one of the following:

1)	a certified death certificate; or

2)	a certified decree of a court of competent jurisdiction as to the finding of death; or

3)	any other proof satisfactory to us.

We may adjust the annuity payment period or require a beneficiary request a lump sum payment if we are required to make the adjustment in order to comply with the Tax Code, in particular, sections 72(s) and 401(a)(9).

Default Beneficiaries

Unless you designated specific beneficiary allocations, beneficiary rights to any payment upon death will be in equal shares to the survivor(s) as follows:

1)	to the joint owner (default primary beneficiary); or if there is none,

2)	to the primary beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

3)	to the contingent beneficiary(ies) who survive(s) your death and/or the annuitant’s death, as applicable; or if there are none

4)	to you, if the contract is owned by a non-natural person, or to your estate.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Separate Account Charges

Each business day we deduct certain charges from the assets of the separate account. We do this as part of our calculation of the value of the annuity units. There are three types of separate account charges: (1) the mortality and expense risk charge (2) the administrative charge and (3) charges for Payment Protector, if elected.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.10% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments regardless of how long the annuitant and joint annuitant, if any, live and the guarantee of rates used to determine your annuity payments;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Payment Protector Charge

If you elect Payment Protector, we will assess a charge. This charge is equal, on an annual basis, to 0.50% of the daily value of the assets invested in each sub-account, after fund expenses are deducted. If you cancel this feature, we will discontinue the charge on the date your cancellation is effective. See “MassMutual Payment Protector – How to Cancel Payment Protector.”

Surrender Charge for Partial or Full Withdrawals

You may have the right to make withdrawals from the contract (see “Withdrawals”). If you make a partial or full withdrawal, we may deduct a surrender charge from the amount you withdraw. We use this charge to cover certain expenses among which are those relating to the sale of the contract. The amount of the charge depends on the amount you withdraw and the length of time between when we issued your contract and when you make a withdrawal.

The surrender charge is assessed as follows:

Contract Year When Withdrawal is Made*	Percentage of Amount Withdrawn
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10 or later	0%

* There are restrictions on if and when you may make a withdrawal. See “Withdrawals.”

Death Provisions and Surrender Charge.  Proceeds paid upon death are not subject to a surrender charge unless there are continuing annuity payments from the contract and at a later date, subject to contract rules, a partial or full withdrawal of remaining guaranteed payments is requested. We will then assess a surrender charge on the withdrawal. If a surrender charge is applied in this situation, the surrender charge schedule will be the one that commenced at the original contract issue date, prior to the beneficiary becoming owner.

Exchanged Contracts and Surrender Charge.  A reduced surrender charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or our Service Center.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will deduct these taxes from your purchase payment. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently we do not assess a transfer fee. However, we reserve the right to allow twelve transfers per year and charge an amount of $20 per transfer in excess of twelve as provided in the contract.

Income Taxes and Withholding

We will make any deductions for withholding taxes that are required by law. If we incur any income taxes due to the operation of the separate account, we will deduct them from the contract. At the present time, the separate account does not incur any income tax liability.

Fund Expenses

When our separate account sub-accounts purchase shares of their underlying fund, the shares are purchased at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. Therefore, fund expenses are reflected in the value of each sub-account. One or more of the funds available as an investment choice may pay us a distribution fee out of its assets. This fee is called a “12b-1” fee and along with the routine fees and expenses, it will be reflected in the value of a sub-account invested in a fund with a 12b-1 fee. Please refer to the fund prospectuses for more information regarding these expenses.

Commuted Value

Calculating the Commuted Value of Remaining Payments.  If you request a withdrawal of remaining guaranteed payments, if you make a transfer between a variable and fixed investment choice, if you request a change in the guaranteed period of the period certain only annuity option or if we make a payment upon death, we will utilize the “commuted value” when making those transactions. The commuted value for withdrawals, change of guaranteed period and payments upon death will only reflect the present value of remaining guaranteed payments. The commuted value for transfers will also reflect the present value of any payments which continue for life after the guaranteed period. Transfers and withdrawals may also be subject to a deduction for fees. See “Expenses – Surrender Charge for Partial or Full Withdrawals” and “Expenses – Transfer Fee.”

For Variable Annuity Payments

We determine the commuted value of variable annuity payments by using the assumed investment rate (AIR) you elect for your contract (i.e., 1%, 3% or 5%).

Payments for a Guaranteed Period.  For variable annuity payments that continue for a guaranteed period, we determine the commuted value by using the AIR as of the date of the transfer, withdrawal or change of guaranteed period.

Payments for Life.  For variable annuity payments that continue for life after the guaranteed period, we determine the commuted value by using current attained age mortality and the AIR as of the date of the transfer.

For Fixed Annuity Payments

Payments for a Guaranteed Period.  For fixed annuity payments that continue for a guaranteed period, we determine the commuted value by using the adjusted contract rate calculated as of the date of the transfer, withdrawal or change of guaranteed period. We calculate the adjusted contract rate as follows:

Adjusted Contract Rate = Contract Rate + A – B.

Contract Rate: the Contract Rate is an interest rate we establish on the day we issue your contract.

A = the withdrawal yield

We determine the withdrawal yield as follows: “A” is the yield on the Constant Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years from the date of the calculation until the final guaranteed payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

B = the issue yield

We determine the issue yield as follows: “B” is the yield on the Constant Maturity Treasury Note as of the later of the date the allocation was made to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction (in years) will be rounded up to the next whole number.

Payments for Life.  For fixed annuity payments that continue for life after the guaranteed period, we determine the present value by using the current attained age mortality and by using the adjusted contract rate we calculate as of the date of the transfer:

Adjusted Contract Rate = Contract Rate + C – D.

Contract Rate: The Contract Rate is an interest rate we establish on the day we issue your contract.

C = Withdrawal Yield

We determine the withdrawal yield as follows: “C” is the yield on the Constant Maturity Treasury Note as of the date we calculate the present value. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants using current attained age mortality, divided by 2. Any resulting fraction will be rounded up to the next whole number.

D = Issue Yield

We determine the issue yield as follows: “D” is the yield on the Constant Maturity Treasury Note as of the later of the date the allocation was applied to the general account or the date of the most recent period certain annuity option change. The duration of that note will be equal to the number of years of expected future lifetime of the annuitants from the later of the date the amount was applied to the general account or the date of the most recent period certain annuity option change, until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

Constant Maturity Treasury Note Yields.   Constant Maturity Treasury Note yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases. If a yield is not available for the applicable duration, rates will be interpolated. If the Constant Maturity Treasury Note yields are no longer available, we will use a substantially similar alternative.

Calculating Variable Annuity Payments

If you elect variable annuity payments, those payments will fluctuate based on the investment performance of the sub-accounts you elect as investment choices.

Amount of Variable Annuity Payments.  We determine the value of the next variable annuity payment based on the number of annuity units credited to your annuity option and the value of those units as of five calendar days prior to the scheduled annuity payment date.

Variable Annuity Units.  We use annuity units to account for all amounts allocated to or withdrawn from the sub-accounts. When we receive the necessary information to process a transaction, we determine the number of annuity units by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one annuity unit of the sub-account as of the end of the business day during which the request for the transaction is received in good order at our Service Center.

When you purchase the contract, the number of annuity units is determined as follows:

•	the amount of your purchase payment applied to a sub-account; multiplied by

•	your annuity purchase rate; divided by

•	the value of one annuity unit in that sub-account on the date we issue your contract.

The annuity purchase rate is determined based on the annuity option and assumed investment rate chosen at the time we issue your contract.

Variable Annuity Unit Value.  At the inception date of a sub-account, we arbitrarily set the annuity unit value at $10. At the end of each subsequent business day we calculate the annuity unit value for each sub-account as follows:

1)	the net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; then

2)	the result in (1) is divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

•	A is equal to:

i)	the net asset value per share of the underlying fund of the sub-account for the current valuation period; plus

ii)	any dividend per share declared on behalf of the underlying fund that has an ex-dividend date within the current valuation period; less

iii)	the cumulative charge or credit for taxes reserved which we determine is a result from the operation or maintenance of the sub-account.

•	B is the net asset value per share of the underlying fund of the sub-account for the immediately preceding valuation period.

•	C is the cumulative unpaid charge for the separate account annual expenses applicable to your contract.

See “Appendix A – Annuity Payment Examples” for additional information.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Federal Taxes

We have prepared the following information on federal taxes as a general discussion of the subject. This information is not written or intended as specific tax advice and may not be relied on for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some recent guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Section 1035 Tax Free Exchanges.  Code Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance that the partial exchange of an annuity contract for another annuity contract will be tax free if no distribution is taken from either contract for a period of one year after the exchange. According to the guidance, if a distribution takes place from one of the contracts within the one year timeframe, the original exchange will be treated as a failed 1035 exchange and the amount transferred will be treated as a taxable distribution. Several exceptions are provided that would allow a distribution within the one year timeframe and still allow the original exchange to be treated as a good 1035 exchange. These include being at least age 59 1/2 at the time of the distribution or becoming disabled between the time of the exchange and the distribution. At the current time, we accept the exchange of an annuity contract into an immediate annuity contract, but we are not responsible for how another insurer tax reports the transaction or how the IRS ultimately reviews the transaction. You should consult a tax adviser before entering into any 1035 exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if the annuity contract is an immediate annuity, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an immediate annuity contract or the resulting payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

Non-Qualified Contract.  If you purchase the annuity contract as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract. The contract is intended to be a single premium immediate annuity.

Qualified Contracts.  If you purchase the contract as an individual retirement annuity (IRA) that meets the requirements of Code Section 408, your contract is referred to as a qualified contract. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Since this contract is intended to be a single premium immediate annuity, the only contributions accepted will be eligible rollover contributions from certain qualified plans or trustee-to-trustee transfers from another IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts.  You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is an annuity payment or a withdrawal.

Annuity payments occur as the result of the contract reaching its annuity start date. For an immediate annuity the purchase date is generally treated as the annuity start date. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your purchase payment are fully taxable. See “Federal Taxes – Income Tax Reporting and Withholding.”

Generally, withdrawals from an annuity are considered to come first from earnings in the contract and then from a return of purchase payment. However, withdrawals taken from a contract for which annuity payments have begun are taxed differently, and depend on whether the withdrawal is a partial withdrawal or a withdrawal in full satisfaction of the annuity contract. A portion of each partial withdrawal is treated as a return of your purchase payment with the remaining portion treated as ordinary income. This allocation is determined by an exclusion amount which is calculated by multiplying the remaining cost basis at the time of the withdrawal by the percentage reduction in the remaining annuity payments. A withdrawal in full surrender of the annuity contract will be treated as ordinary income to the extent that the amount received is in excess of the remaining cost basis in the contract.

The Code also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1/2;

2)	paid to your beneficiary after you die;

3)	paid if you become totally disabled (as that term is defined in the Code);

4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

5)	paid under an immediate annuity; or

6)	which come from purchase payments made before 8/14/1982.

With respect to (5) above, an immediate annuity is defined as a single premium contract which provides for substantially equal periodic payments to begin within one year of the purchase date of the contract. The IRS has taken the position that in most cases a deferred annuity contract that is exchanged for a single premium immediate annuity will not meet the definition of an immediate annuity for purposes of the penalty exception. If an annuity contract does not meet the immediate annuity exception because it was established through a 1035 exchange from a deferred annuity, it is still eligible to meet one of the other exceptions.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Distributions After Death of Owner.  In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Code Section 72(s) requires that a) if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and b) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified as IRAs under Code Section 408. Exceptions from the penalty tax applicable to IRAs are as follows:

1)	distributions made on or after you reach age 59 1/2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

5)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

6)	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

7)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

8)	certain qualified reservist distributions;

9)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

10)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Required Distributions.  For non-qualified contracts, the Code provides that a contract will not be treated as an annuity for federal tax purposes unless it contains specific distribution provisions to apply upon the contract owner’s death. Generally the rules provide that if the owner dies after payments have begun, the remaining interest in the contract will be distributed at least as rapidly as the method in effect at the owner’s death. If the owner dies before payments have begun, the remaining interest will be distributed within 5 years or over the life of the designated beneficiary. We will administer the contract in order to comply with these rules.

For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1/2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more, or b) distributions which are required minimum distributions. You should consult a tax adviser regarding withholding requirements.

Medicare Hospital Insurance Tax.  Certain changes to the Medicare hospital insurance tax take effect in tax years commencing after December 31, 2013. The changes impact individuals if certain income thresholds are met. The income thresholds are $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately and $200,000 for single taxpayers. If an income threshold is met, the tax increases from 2.9% to 3.8%. Additionally, if an income threshold is met, income subject to the tax expands to include investment income. Investment income is defined to include non-qualified annuities. The definition does not include individual retirement annuities, tax-sheltered annuities and other qualified annuities. It is unclear whether the tax will apply to non-qualified annuity payments only or if it will also apply to withdrawals from a non-qualified annuity. If the tax does apply, the 3.8% rate is applied to the lesser of: 1) net investment income; or 2) the excess of the individual’s modified adjusted gross income over the applicable threshold. You should consult a tax adviser if you have questions regarding the impact of the Medicare hospital insurance tax changes on your contract. The 3.8% tax is known as the Unearned Income Medicare Contribution.

Non-Resident Aliens.  Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN, providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of the income from the distribution.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

Non-Natural Owner.  When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. MML Investors Services, LLC was formerly known as MML Investors Services, Inc. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Sales-based payments are paid on each sale of the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, reflects one or a combination of the following: up to 8% of purchase payments made to a contract; up to 10% of annuity payments generated from a contract; or up to 1.5% of annuity reserves. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you. The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission of Application Information

Upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Service Center for more information.

Assignment

Generally, you may not assign the contract as collateral to another person or entity. Any purported assignment will be null and void. In certain states, the contract may be assignable, but not without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of contract owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the general account for the period permitted by law but not for more than six months.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date of the last payment upon death to the last beneficiary; or 3) the date your contract is returned under the right to examine contract provision. Additionally, in most states, if the annuity option in effect would not have been available based on misinformation provided to us regarding age and sex we reserve the right to terminate your contract.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Legal Proceedings

Massachusetts Mutual Life Insurance Company (MassMutual) is involved in litigation (including class action lawsuits), arbitrations, and other legal proceedings. Some of these proceedings involve requests for substantial or unspecified compensatory and punitive damages. From time to time, MassMutual is also subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. MassMutual has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

While it is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action, MassMutual does not believe any such action or proceeding will have a material adverse impact upon the separate account, the ability of the principal underwriters to perform their contracts with the separate account, or the ability of MassMutual to meet its obligations under the contracts. However, the outcome of a particular proceeding may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of MassMutual’s income for the period. For more information regarding MassMutual’s litigation and other legal proceedings, see the notes to MassMutual’s financial statements contained within the Statement of Additional Information.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The table of contents for the Statement of Additional Information is as follows:

1)	Company

2)	Custodian

3)	Distribution

4)	Purchase of Securities Being Offered

5)	Experts

6)	Financial Statements

To:	MassMutual Financial Group

Document Management Services – Annuities W360 P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual RetireEase Select (AN2303SAI).

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Annuity Payment Examples

The following examples are intended to show you possible annuity payment amounts over time, assuming certain variables such as varying performance on the sub-accounts you elect and varied assumed investment rates. The examples demonstrate that if the actual net investment return equals the assumed investment rate (AIR), the payment amount will stay the same. If the net investment return is higher than the AIR, the payment amount will increase. If the net investment return is lower than the AIR, the payment amount will decrease.

The examples assume that you:

•	invest $100,000 in the contract;

•	elect a period certain only annuity option with a twenty year guaranteed period;

•	only elect one investment choice and it is a sub-account with a return, after deduction of fund expenses, as illustrated below (either 0%, 4%, or 8%);

•	elect an AIR as illustrated below (either 1%, 3%, or 5%);

•	did not elect Inflation Protector, Budget Protector or Payment Protector; and

•	do not make any withdrawals.

Sub-Account Return:	0%	0%	0%	4%	4%	4%	8%	8%	8%
Assumed Investment Rate:	1%	3%	5%	1%	3%	5%	1%	3%	5%
Sum of all payments over the 20 year guaranteed period	$88,800	$89,518	$90,209	$131,174	$128,909	$126,752	$200,308	$192,129	$184,415
Payments in 1st contract year	5,450	6,482	7,591	5,567	6,621	7,753	5,682	6,758	7,913
Payments in 5th contract year	4,982	5,478	5,941	5,953	6,546	7,098	7,067	7,770	8,425
Payments in 10th contract year	4,453	4,439	4,373	6,474	6,454	6,356	9,281	9,252	9,112
Payments in 15th contract year	3,980	3,597	3,218	7,040	6,363	5,692	12,189	11,016	9,854
Payments in 20th contract year	3,557	2,915	2,369	7,656	6,273	5,098	16,007	13,116	10,657

Appendix B

Condensed Financial Information

The following schedules include annuity unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Annuity Unit Values – With Election of Payment Protector Feature

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Value at Inception Date
Fidelity VIP Contrafund (Initial Class)	$9.36	$8.12	$6.09	$10.78	$10.00	(a)
ING Clarion Global Real Estate	8.73	7.66	5.84	8.33	10.00	(a)
Invesco V.I. Financial Services (Series I)(b)	4.00	3.69	2.95	7.40	10.00	(a)
Invesco V.I. Global Health Care (Series I)	9.29	8.98	7.16	10.21	10.00	(a)
Invesco V.I. Technology (Series I)	10.30	8.64	5.59	10.24	10.00	(a)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	8.39	6.73	4.80	7.93	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	9.80	8.31	6.49	8.75	10.00	(a)
MML Babson Blend (Initial Class)	9.89	8.95	7.55	9.95	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	8.11	7.23	5.93	9.63	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	11.36	10.85	9.93	10.57	10.00	(a)
MML Babson Managed Bond (Initial Class)	11.99	11.41	10.53	10.47	10.00	(a)
MML Capital Guardian Asset Allocation (Initial Class)	8.31	7.51	6.53	9.54	10.00	(a)
MML Davis Large Cap Value (Initial Class)	8.15	7.38	5.75	9.64	10.00	(a)
MML Emerging Growth (Initial Class)	8.25	6.70	6.08	10.66	10.00	(a)
MML Equity Index (Class I)	8.31	7.38	5.96	9.66	10.00	(a)
MML Growth & Income (Initial Class)	7.49	6.83	5.45	9.26	10.00	(a)
MML Income & Growth (Initial Class)	7.33	6.68	5.76	8.98	10.00	(a)
MML Legg Mason Concentrated Growth (Class I)	6.32	5.63	4.02	10.20	10.00	(a)
MML MFS® Global (Class I)	7.50	6.78	5.22	9.44	10.00	(a)
MML NASDAQ-100® (Initial Class)	11.03	9.38	6.21	10.86	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)(f)	8.73	7.20	5.36	8.84	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(c)	—	4.70	5.18	8.72	10.00	(a)
MML Oppenheimer/Loomis Sayles Equity (Initial Class)	7.65	6.78	5.28	9.20	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	9.18	7.86	6.07	10.44	10.00	(a)
MML Small Cap Index (Initial Class)	9.22	7.47	6.09	9.03	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.23	8.09	5.78	10.22	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	8.22	7.28	5.92	9.38	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(d)	—	5.99	5.50	9.78	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	10.73	8.53	5.97	10.16	10.00	(a)
MML Templeton Foreign (Initial Class)	7.66	7.44	5.86	10.12	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	9.69	8.06	5.93	9.82	10.00	(a)
Oppenheimer Balanced (Non-Service)(e)	7.15	6.44	5.38	9.68	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	8.53	7.94	5.59	10.44	10.00	(a)
Oppenheimer Global Securities (Non-Service)	8.92	7.83	5.70	9.70	10.00	(a)
Oppenheimer Global Strategic Income (Non-Service)	11.52	10.20	8.74	10.36	10.00	(a)
Oppenheimer High Income (Non-Service)(e)	2.75	2.43	1.98	9.43	10.00	(a)
Oppenheimer International Growth (Non-Service)	8.65	7.67	5.60	9.94	10.00	(a)
Oppenheimer Main Street (Non-Service)	8.31	7.29	5.78	9.56	10.00	(a)
Oppenheimer Small- & Mid-Cap Growth (Non-Service)	8.00	6.39	4.90	9.80	10.00	(a)
PIMCO CommodityRealReturn Strategy	11.07	9.07	6.52	11.81	10.00	(a)

Annuity Unit Values – Without Election of Payment Protector Feature

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Value at Inception Date
Fidelity VIP Contrafund (Initial Class)	$9.53	$8.23	$6.14	$10.82	$10.00	(a)
ING Clarion Global Real Estate	8.89	7.76	5.89	8.35	10.00	(a)
Invesco V.I. Financial Services (Series I)(b)	4.07	3.74	2.97	7.42	10.00	(a)
Invesco V.I. Global Health Care (Series I)	9.46	9.10	7.22	10.24	10.00	(a)
Invesco V.I. Technology (Series I)	10.48	8.75	5.63	10.27	10.00	(a)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	8.55	6.82	4.84	7.95	10.00	(a)
MML American Century Mid Cap Value (Initial Class)	9.98	8.42	6.54	8.77	10.00	(a)
MML Babson Blend (Initial Class)	10.07	9.06	7.61	9.98	10.00	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	8.26	7.33	5.98	9.65	10.00	(a)
MML Babson Inflation-Protected and Income (Initial Class)	11.57	10.99	10.01	10.60	10.00	(a)
MML Babson Managed Bond (Initial Class)	12.21	11.55	10.62	10.50	10.00	(a)
MML Capital Guardian Asset Allocation (Initial Class)	8.46	7.61	6.58	9.57	10.00	(a)
MML Davis Large Cap Value (Initial Class)	8.30	7.48	5.80	9.67	10.00	(a)
MML Emerging Growth (Initial Class)	8.40	6.79	6.13	10.69	10.00	(a)
MML Equity Index (Class I)	8.46	7.48	6.00	9.69	10.00	(a)
MML Growth & Income (Initial Class)	7.62	6.92	5.49	9.28	10.00	(a)
MML Income & Growth (Initial Class)	7.46	6.77	5.80	9.01	10.00	(a)
MML Legg Mason Concentrated Growth (Class I)	6.43	5.71	4.05	10.23	10.00	(a)
MML MFS® Global (Class I)	7.64	6.87	5.26	9.47	10.00	(a)
MML Money Market	10.03	10.16	10.28	10.20	10.00	(a)
MML NASDAQ-100® (Initial Class)	11.23	9.51	6.26	10.89	10.00	(a)
MML Oppenheimer Small Cap Equity (Initial Class)(f)	8.88	7.29	5.41	8.86	10.00	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(c)	—	4.74	5.22	8.75	10.00	(a)
MML Oppenheimer/Loomis Sayles Equity (Initial Class)	7.79	6.87	5.32	9.23	10.00	(a)
MML Rainier Large Cap Growth (Initial Class)	9.34	7.96	6.12	10.47	10.00	(a)
MML Small Cap Index (Initial Class)	9.38	7.56	6.14	9.05	10.00	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	9.40	8.19	5.83	10.25	10.00	(a)
MML T. Rowe Price Equity Income (Initial Class)	8.37	7.37	5.96	9.40	10.00	(a)
MML T. Rowe Price Growth Equity (Initial Class)(d)	—	6.05	5.55	9.80	10.00	(a)
MML T. Rowe Price Mid Cap Growth (Initial Class)	10.93	8.64	6.02	10.19	10.00	(a)
MML Templeton Foreign (Initial Class)	7.80	7.54	5.91	10.15	10.00	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	9.86	8.17	5.98	9.85	10.00	(a)
Oppenheimer Balanced (Non-Service)(e)	7.27	6.52	5.42	9.71	10.00	(a)
Oppenheimer Capital Appreciation (Non-Service)	8.69	8.04	5.63	10.47	10.00	(a)
Oppenheimer Global Securities (Non-Service)	9.08	7.93	5.74	9.72	10.00	(a)
Oppenheimer Global Strategic Income (Non-Service)	11.73	10.33	8.81	10.39	10.00	(a)
Oppenheimer High Income (Non-Service)(e)	2.80	2.47	1.99	9.46	10.00	(a)
Oppenheimer International Growth (Non-Service)	8.80	7.77	5.65	9.97	10.00	(a)
Oppenheimer Main Street (Non-Service)	8.46	7.38	5.83	9.59	10.00	(a)
Oppenheimer Small- & Mid-Cap Growth (Non-Service)	8.15	6.47	4.94	9.83	10.00	(a)
PIMCO CommodityRealReturn Strategy	11.27	9.19	6.57	11.85	10.00	(a)

Annuity Units Outstanding

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Fidelity VIP Contrafund (Initial Class)(a)	117,469	89,118	78,543	60,891
ING Clarion Global Real Estate(a)	8,916	1,033	724	297
Invesco V.I. Financial Services (Series I)(a),(b)	—	—	—	—
Invesco V.I. Global Health Care (Series I)(a)	8,514	1,184	1,457	—
Invesco V.I. Technology (Series I)(a)	423	249	288	310
MML AllianceBernstein Small/Mid Cap Value (Initial Class)(a)	69,152	74,678	73,100	52,969
MML American Century Mid Cap Value (Initial Class)(a)	82,875	70,137	68,160	59,908
MML Babson Blend (Initial Class)(a)	44,150	2,126	2,467	1,297
MML Babson Enhanced Index Core Equity (Initial Class)(a)	—	—	—	—
MML Babson Inflation-Protected and Income (Initial Class)(a)	90,863	79,493	72,181	71,050
MML Babson Managed Bond (Initial Class)(a)	80,273	62,221	59,906	55,757
MML Capital Guardian Asset Allocation (Initial Class)(a)	28,457	25,413	15,855	9,402
MML Davis Large Cap Value (Initial Class)(a)	78,639	78,312	68,386	49,097
MML Emerging Growth (Initial Class)(a)	2,103	551	604	674
MML Equity Index (Class I)(a)	10,272	13,699	12,098	2,282
MML Growth & Income (Initial Class)(a)	7,336	7,917	7,900	7,529
MML Income & Growth (Initial Class)(a)	4,649	4,549	4,825	4,314
MML Legg Mason Concentrated Growth (Class I)(a)	6,427	6,595	4,020	2,205
MML MFS® Global (Class I)(a)	2,240	1,626	1,742	507
MML Money Market(a)	74,886	77,081	79,163	39
MML NASDAQ-100® (Initial Class)(a)	1,744	762	863	987
MML Oppenheimer Small Cap Equity (Initial Class)(a),(f)	5,067	5,683	556	—
MML Oppenheimer Small Company Opportunities (Initial Class)(a),(c)	—	—	5,262	3,867
MML Oppenheimer/Loomis Sayles Equity (Initial Class)(a)	15,307	18,006	19,754	7,982
MML Rainier Large Cap Growth (Initial Class)(a)	3,111	3,524	3,747	546
MML Small Cap Index (Initial Class)(a)	13,306	6,689	2,391	2,571
MML T. Rowe Price Blue Chip Growth (Initial Class)(a)	34,650	6,012	6,629	2,637
MML T. Rowe Price Equity Income (Initial Class)(a)	109,013	87,951	80,767	67,241
MML T. Rowe Price Growth Equity (Initial Class)(a),(d)	—	—	—	—
MML T. Rowe Price Mid Cap Growth (Initial Class)(a)	16,590	7,993	9,160	4,545
MML Templeton Foreign (Initial Class)(a)	101,225	92,004	87,451	66,951
MML W&R/Wellington Small Cap Growth Equity (Initial Class)(a)	52,057	53,620	52,590	44,727
Oppenheimer Balanced (Non-Service)(a),(e)	5,257	7,308	12,055	2,909
Oppenheimer Capital Appreciation (Non-Service)(a)	106,828	99,558	97,046	72,208
Oppenheimer Global Securities (Non-Service)(a)	107,159	72,003	73,710	52,152
Oppenheimer Global Strategic Income (Non-Service)(a)	88,521	79,258	73,931	71,924
Oppenheimer High Income (Non-Service)(a),(e)	1,331	1,543	5,833	4,985
Oppenheimer International Growth (Non-Service)(a)	21,496	20,016	17,527	8,144
Oppenheimer Main Street (Non-Service)(a)	1,239	616	675	548
Oppenheimer Small- & Mid-Cap Growth (Non-Service)(a)	75,486	74,328	62,909	46,366
PIMCO CommodityRealReturn Strategy(a)	2,506	2,623	2,266	1,312

Notes to Condensed Financial Information

(a)	Commencement of public offering was May 29, 2007.
(b)	This sub-account is now known as Invesco V.I. Dividend Growth.
(c)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity. The annuity unit value in the December 31, 2009 column is the value as of April 30, 2009.
(d)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth. The annuity unit value in the December 31, 2009 column is the value as of April 30, 2009.
(e)	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(f)	This sub-account is now known as MML Small/Mid Cap Equity.

Appendix C

Custom Allocation Choice

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

No allocation greater than 25% is allowed in any one fund.

Asset Class	Fixed Income Funds	Asset Allocation/ Balanced & Large Cap Value Funds	Large Cap Blend & Growth Funds	Small/ Mid Cap Value Funds	Small/ Mid Cap Blend & Growth Funds	International/ Global Funds	Specialty A Funds	Specialty B Funds
Range	0% to 60%	15% to 25%	15% to 25%	5% to 10%	0% to 10%	5% to 20%	0% to 5%	0% to 5%

Fixed Income Funds

MML Inflation-Protected & Income Fund

MML Managed Bond Fund

Oppenheimer Global Strategic Income Fund/VA

Asset Allocation/Balanced & Large Cap Value Funds

MML Blend Fund

MML Asset Allocation Fund

MML Income & Growth Fund

MML Large Cap Value Fund

MML Equity Fund

MML Equity Income Fund

Large Cap Blend & Growth Funds

MML Enhanced Index Core Equity Fund

MML Growth & Income Fund

MML Equity Index Fund

Fidelity® VIP Contrafund® Portfolio

Oppenheimer Main Street Fund®/VA

MML Large Cap Growth Fund

MML Concentrated Growth Fund

MML Blue Chip Growth Fund

Oppenheimer Capital Appreciation Fund/VA

Small/Mid Cap Value Funds

MML Mid Cap Value Fund

MML Small/Mid Cap Value Fund

Small/Mid Cap Blend & Growth Funds

MML Small/Mid Cap Equity Fund

MML Small Cap Index Fund

MML Small Cap Growth Equity Fund

MML Mid Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund/VA

International/Global Funds

MML Global Fund

MML Foreign Fund

Oppenheimer Global Securities Fund/VA

Oppenheimer International Growth Fund/VA

Specialty A Funds

MML Emerging Growth Fund

MML NASDAQ-100® Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Technology Fund

PIMCO VIT CommodityRealReturn® Strategy Portfolio

Specialty B Funds

Invesco V.I. Dividend Growth Fund

ING Clarion Global Real Estate Portfolio

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MassMutual RetireEase SelectSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2011, for the individual immediate variable annuity contract which is referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

1

COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account).

DISTRIBUTION

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives and were as follows for the last three calendar years:

2008	2009	2010
$124,385	$93,265	$226,972

Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2008	2009	2010
$128,807	$2,244	$444

MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts. Compensation amounts for the last three calendar years were as follows:

MMLIS

2008	2009	2010
$6,508,621	$5,774,843	$4,601,632

MML Distributors

2008	2009	2010
$870,443	$513,493	$377,422

The offering is on a continuous basis.

2

PURCHASE OF SECURITIES BEING OFFERED

Interests in the separate account are sold to contract owners as annuity units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2010 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 21, 2011 includes explanatory language that states that the Company prepared the statutory financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, (“statutory accounting practices”) which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. In addition, that report refers to the Company’s change in its method of accounting for other-than-temporary impairments of structured securities in 2008 and 2009 and variable annuity reserves and deferred income tax assets in 2009. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Account”) as of December 31, 2010, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2010, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

March 1, 2011

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)

ASSETS
Investments
Number of shares	14,024,820	1,387,574	1,324,132	625,392	252,588	612,817	75,090	525,378	73,045	3,724,714

Identified cost	$384,850,209	$23,953,867	$11,792,585	$2,634,829	$1,099,149	$9,862,117	$1,056,463	$6,357,545	$988,907	$32,624,260

Value	$334,912,702	$32,594,107	$12,844,081	$3,514,703	$1,404,387	$10,240,167	$1,229,977	$8,406,057	$1,147,533	$35,012,315
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	3,424	-	12,473	27,461	-	-	-

Total assets	334,912,702	32,594,107	12,844,081	3,518,127	1,404,387	10,252,640	1,257,438	8,406,057	1,147,533	35,012,315

LIABILITIES
Annuitant mortality fluctuation reserve	2,571	-	18	-	-	-	-	106	-	-
Payable to Massachusetts Mutual Life Insurance Company	5,939,976	797,847	31,064	-	637	-	-	31,007	21,416	1,355

Total liabilities	5,942,547	797,847	31,082	-	637	-	-	31,113	21,416	1,355

NET ASSETS	$328,970,155	$31,796,260	$12,812,999	$3,518,127	$1,403,750	$10,252,640	$1,257,438	$8,374,944	$1,126,117	$35,010,960

Net Assets:
Accumulation units - value	$327,774,876	$31,796,260	$12,734,429	$3,518,127	$1,403,750	$10,173,350	$1,257,438	$8,366,978	$1,126,117	$35,010,960
Contracts in payout (annuitization) period	1,195,279	-	78,570	-	-	79,290	-	7,966	-	-

Net assets	$328,970,155	$31,796,260	$12,812,999	$3,518,127	$1,403,750	$10,252,640	$1,257,438	$8,374,944	$1,126,117	$35,010,960

Outstanding units
Contract owners	21,307,937	2,159,481	1,192,544	601,185	261,924	817,870	104,035	894,035	87,196	3,399,929

UNIT VALUE
Panorama Premier	$20.48	$-	$10.68	$6.43	$-	$12.16	$-	$3.29	$-	$10.27
Panorama Passage® (Note 1)
Tier 1	15.46	-	10.64	6.37	-	12.05	-	3.25	-	10.24
Tier 2	15.27	-	10.56	6.30	-	11.90	-	3.21	-	10.19
Tier 3	15.90	-	10.76	6.55	-	12.37	-	3.34	-	10.32
MassMutual Artistry	13.60	-	10.79	5.73	-	10.74	-	3.17	-	10.34
MassMutual Transitions® (Note 1)
Custom Plan	16.87	-	10.91	5.99	-	12.99	-	12.15	-	10.41
Package Plan I	16.87	-	10.91	5.99	-	12.99	-	12.15	-	10.41
Package Plan II	16.37	-	10.73	5.81	-	12.60	-	11.79	-	10.30
Package Plan III	16.02	-	10.61	5.69	-	12.34	-	11.54	-	10.22
MassMutual EvolutionSM (Note 1)
Tier 1	13.92	-	10.60	4.99	-	11.12	-	11.64	-	10.22
Tier 2	13.54	-	10.41	4.85	-	10.82	-	11.33	-	10.11
Tier 3	13.31	-	10.29	4.77	-	10.64	-	11.14	-	10.03
Tier 4	13.52	-	10.41	4.84	-	10.80	-	11.31	-	10.11
Tier 5	13.16	-	10.21	4.71	-	10.51	-	11.01	-	9.99
Tier 6	12.93	-	10.10	4.63	-	10.33	-	10.82	-	9.91
Tier 7	13.48	-	10.36	4.83	-	10.77	-	11.28	-	10.08
Tier 8	13.10	-	10.17	4.69	-	10.47	-	10.96	-	9.96
Tier 9	-	13.35	10.31	-	4.79	-	10.66	-	11.16	-
Tier 10	-	13.78	10.55	-	4.94	-	11.00	-	11.52	-
Tier 11	-	12.97	10.12	-	4.65	-	10.36	-	10.84	-
Tier 12	-	13.65	10.46	-	4.89	-	10.90	-	11.41	-
Tier 13	-	12.93	10.09	-	4.63	-	10.33	-	10.81	-
Tier 14	-	13.31	10.28	-	4.77	-	10.63	-	11.13	-
MassMutual RetireEase SelectSM
Tier 1	9.36	-	8.73	4.00	-	9.29	-	10.30	-	-
Tier 2	9.53	-	8.89	4.07	-	9.46	-	10.48	-	-
MassMutual Transitions SelectSM
Tier 1	15.24	-	10.80	5.60	-	12.60	-	14.94	-	10.35
Tier 2	-	15.16	10.80	-	5.58	-	12.52	-	14.85	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	2,410,247	19,670,041	728,392	22,642,169	953,800	31,706,384	3,685,027	2,965,061	2,748,907	544,535

Identified cost	$16,820,879	$168,360,022	$4,682,379	$224,996,673	$7,400,074	$264,162,712	$28,764,738	$24,374,704	$44,035,600	$7,991,871

Value	$22,535,805	$182,144,575	$6,715,772	$236,837,093	$9,929,055	$323,722,178	$38,029,480	$30,302,923	$46,953,834	$9,291,322
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	127,715	-	-	-	-	98,087	-	507,852	37,537	106,317

Total assets	22,663,520	182,144,575	6,715,772	236,837,093	9,929,055	323,820,265	38,029,480	30,810,775	46,991,371	9,397,639

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,145	-	1,852	-	-	-	-	1,215	-
Payable to Massachusetts Mutual Life Insurance Company	-	7,220,546	330,721	3,933,406	245,452	-	977,381	-	-	-

Total liabilities	-	7,221,691	330,721	3,935,258	245,452	-	977,381	-	1,215	-

NET ASSETS	$22,663,520	$174,922,884	$6,385,051	$232,901,835	$9,683,603	$323,820,265	$37,052,099	$30,810,775	$46,990,156	$9,397,639

Net Assets:
Accumulation units - value	$22,663,520	$174,298,011	$6,385,051	$232,019,896	$9,683,603	$323,820,265	$37,052,099	$30,810,775	$46,510,167	$9,397,639
Contracts in payout (annuitization) period	-	624,873	-	881,939	-	-	-	-	479,989	-

Net assets	$22,663,520	$174,922,884	$6,385,051	$232,901,835	$9,683,603	$323,820,265	$37,052,099	$30,810,775	$46,990,156	$9,397,639

Outstanding units
Contract owners	2,214,787	12,923,805	494,424	15,551,968	678,555	31,142,204	3,457,304	2,851,283	3,686,171	744,796

UNIT VALUE
Panorama Premier	$-	$17.62	$-	$19.03	$-	$-	$-	$-	$11.15	$-
Panorama Passage® (Note 1)
Tier 1	-	17.50	-	20.34	-	-	-	-	11.89	-
Tier 2	-	17.29	-	20.09	-	-	-	-	11.75	-
Tier 3	-	17.84	-	20.92	-	-	-	-	12.23	-
MassMutual Artistry	-	17.92	-	21.10	-	13.13	15.05	14.34	12.05	-
MassMutual Transitions® (Note 1)
Custom Plan	-	18.24	-	16.66	-	-	-	-	13.98	-
Package Plan I	-	18.24	-	16.66	-	-	-	-	13.98	-
Package Plan II	-	17.76	-	16.17	-	-	-	-	13.56	-
Package Plan III	-	17.42	-	15.83	-	-	-	-	13.28	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	12.51	-	13.84	-	10.35	10.64	10.73	12.25	-
Tier 2	-	12.17	-	13.47	-	10.25	10.54	10.63	11.92	-
Tier 3	-	11.96	-	13.24	-	10.20	10.48	10.57	11.72	-
Tier 4	-	12.15	-	13.45	-	10.25	10.54	10.63	11.90	-
Tier 5	-	11.82	-	13.08	-	10.16	10.45	10.53	11.58	-
Tier 6	-	11.62	-	12.86	-	10.10	10.39	10.47	11.38	-
Tier 7	-	12.12	-	13.41	-	10.23	10.52	10.61	11.87	-
Tier 8	-	11.77	-	13.03	-	10.14	10.42	10.51	11.53	-
Tier 9	9.96	-	11.99	-	13.26	10.18	10.47	10.56	-	11.74
Tier 10	10.11	-	12.38	-	13.69	10.30	10.59	10.68	-	12.12
Tier 11	9.84	-	11.65	-	12.89	10.09	10.37	10.46	-	11.41
Tier 12	10.02	-	12.26	-	13.56	10.21	10.50	10.58	-	12.01
Tier 13	9.81	-	11.61	-	12.85	10.06	10.34	10.43	-	11.38
Tier 14	9.93	-	11.95	-	13.22	10.15	10.44	10.53	-	11.71
MassMutual RetireEase SelectSM
Tier 1	-	8.39	-	9.80	-	-	-	-	9.89	-
Tier 2	-	8.55	-	9.98	-	-	-	-	10.07	-
MassMutual Transitions SelectSM
Tier 1	-	13.19	-	14.65	-	10.45	10.74	10.83	13.12	-
Tier 2	10.28	-	13.11	-	14.55	10.45	10.74	10.83	-	13.05
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account

	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,074,286	50,879	150,723	24,336,903	2,805,321	18,599,251	4,413,456	502,283	11,573,709	21,271,238

Identified cost	$10,507,300	$384,321	$1,520,627	$252,836,426	$28,712,541	$228,891,524	$55,635,725	$5,119,268	$106,483,822	$176,724,442

Value	$9,236,887	$435,366	$1,532,849	$260,648,236	$29,988,883	$238,093,924	$56,432,142	$5,088,123	$119,672,148	$219,093,750
Dividends receivable	-	-	-	-	-	-		-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	14,714,175	1,573,876	9,166,322	2,798,177	12,631	-	-

Total assets	9,236,887	435,366	1,532,849	275,362,411	31,562,759	247,260,246	59,230,319	5,100,754	119,672,148	219,093,750

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	4,132	-	5,572	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2,041	3,425	212						2,737	2,300

Total liabilities	2,041	3,425	212	4,132		5,572			2,737	2,300

NET ASSETS	$9,234,846	$431,941	$1,532,637	$275,358,279	$31,562,759	$247,254,674	$59,230,319	$5,100,754	$119,669,411	$219,091,450

Net Assets:
Accumulation units - value	$9,234,846	$431,941	$1,532,637	$274,176,809	$31,562,759	$246,096,189	$59,230,319	$5,100,754	$119,669,411	$219,091,450
Contracts in payout (annuitization) period	-	-	-	1,181,470	-	1,158,485	-	-	-	-

Net assets	$9,234,846	$431,941	$1,532,637	$275,358,279	$31,562,759	$247,254,674	$59,230,319	$5,100,754	$119,669,411	$219,091,450

Outstanding units
Contract owners	787,755	38,018	144,588	23,151,491	2,701,479	18,390,246	4,628,878	500,339	11,297,424	20,823,690

UNIT VALUE
Panorama Premier	$10.14	$-	$10.59	$12.48	$-	$-	$11.27	$10.19	$10.55	$-
Panorama Passage® (Note 1)
Tier 1	10.05	-	10.59	12.40	-	16.76	-	10.18	10.53	-
Tier 2	9.93	-	10.58	12.24	-	16.55	-	10.17	10.48	-
Tier 3	10.30	-	10.60	12.64	-	17.23	-	10.20	10.60	-
MassMutual Artistry	14.01	-	10.61	12.69	-	16.47	-	10.20	10.62	-
MassMutual Transitions® (Note 1)
Custom Plan	12.21	-	10.62	12.92	-	14.85	-	10.22	10.69	-
Package Plan I	12.21	-	10.62	12.92	-	14.85	-	10.22	10.69	-
Package Plan II	11.85	-	10.60	12.58	-	14.41	-	10.20	10.58	-
Package Plan III	11.60	-	10.58	12.34	-	14.10	-	10.18	10.51	-
MassMutual EvolutionSM (Note 1)
Tier 1	10.82	-	10.58	11.57	-	12.66	-	10.18	10.51	-
Tier 2	10.53	-	10.55	11.26	-	12.32	-	10.15	10.38	-
Tier 3	10.35	-	10.54	11.07	-	12.11	-	10.14	10.31	-
Tier 4	10.51	-	10.55	11.24	-	12.30	-	10.15	10.38	-
Tier 5	10.23	-	10.53	10.94	-	11.97	-	10.13	10.26	-
Tier 6	10.06	-	10.51	10.75	-	11.77	-	10.11	10.19	-
Tier 7	10.48	-	10.55	11.21	-	12.27	-	10.15	10.35	-
Tier 8	10.19	-	10.52	10.89	-	11.92	-	10.12	10.23	-
Tier 9	-	10.37	10.53	-	11.09	-	12.14	10.13	-	10.25
Tier 10	-	10.70	10.57	-	11.45	-	12.54	10.17	-	10.40
Tier 11	-	10.07	10.51	-	10.77	-	11.80	10.10	-	10.13
Tier 12	-	10.60	10.54	-	11.34	-	12.42	10.14	-	10.31
Tier 13	-	10.04	10.47	-	10.74	-	11.76	10.07	-	10.10
Tier 14	-	10.34	10.50	-	11.06	-	12.11	10.10	-	10.22
MassMutual RetireEase SelectSM
Tier 1	8.11	-	-	11.36	-	11.99	-	-	-	-
Tier 2	8.26	-	-	11.57	-	12.21	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.95	-	10.61	11.88	-	13.05	-	10.21	10.63	-
Tier 2	-	11.88	10.61	-	11.81	-	12.97	10.21	-	10.57
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account

			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	256,207	534,658	11,165,944	949,605	8,473,792	18,194,679	16,194,584	1,451,708	1,269,268	164,615

Identified cost	$3,074,901	$6,078,851	$107,461,780	$6,836,770	$76,807,346	$167,113,959	$188,380,193	$12,830,967	$7,586,271	$782,596

Value	$2,884,888	$7,121,643	$94,910,526	$8,033,658	$91,686,426	$195,956,689	$186,806,762	$16,677,562	$7,673,599	$989,445
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	42,303	-	34,183	-	-	531,521	-	-	-	-

Total assets	2,927,191	7,121,643	94,944,709	8,033,658	91,686,426	196,488,210	186,806,762	16,677,562	7,673,599	989,445

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	6,750	-	-	-	1,565	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	15,532	-	37,167	3,178	-	2,053,881	158,161	51,962	36,769

Total liabilities	-	15,532	6,750	37,167	3,178	-	2,055,446	158,161	51,962	36,769

NET ASSETS	$2,927,191	$7,106,111	$94,937,959	$7,996,491	$91,683,248	$196,488,210	$184,751,316	$16,519,401	$7,621,637	$952,676

Net Assets:
Accumulation units - value	$2,927,191	$7,106,111	$94,474,389	$7,996,491	$91,683,248	$196,488,210	$184,051,238	$16,519,401	$7,604,047	$952,676
Contracts in payout (annuitization) period	-	-	463,570	-	-	-	700,078	-	17,590	-

Net assets	$2,927,191	$7,106,111	$94,937,959	$7,996,491	$91,683,248	$196,488,210	$184,751,316	$16,519,401	$7,621,637	$952,676

Outstanding units
Contract owners	213,780	503,752	7,490,117	718,826	8,433,069	18,272,164	15,659,887	1,431,899	738,928	82,791

UNIT VALUE
Panorama Premier	$-	$-	$13.07	$-	$10.82	$-	$10.68	$-	$5.20	$-
Panorama Passage® (Note 1)
Tier 1	-	-	12.98	-	10.79	-	10.58	-	5.15	-
Tier 2	-	-	12.83	-	10.74	-	10.45	-	5.09	-
Tier 3	-	-	13.24	-	10.87	-	10.86	-	5.29	-
MassMutual Artistry	15.28	17.32	13.30	-	10.89	-	10.84	-	5.36	-
MassMutual Transitions® (Note 1)
Custom Plan	-	-	13.53	-	10.96	-	13.30	-	11.29	-
Package Plan I	-	-	13.53	-	10.96	-	13.30	-	11.29	-
Package Plan II	-	-	13.18	-	10.85	-	12.90	-	10.95	-
Package Plan III	-	-	12.93	-	10.77	-	12.63	-	10.72	-
MassMutual EvolutionSM (Note 1)
Tier 1	13.62	14.01	10.77	-	10.77	-	10.97	-	9.91	-
Tier 2	13.49	13.88	10.48	-	10.65	-	10.68	-	9.64	-
Tier 3	13.42	13.80	10.30	-	10.57	-	10.50	-	9.48	-
Tier 4	13.49	13.88	10.46	-	10.65	-	10.66	-	9.63	-
Tier 5	13.37	13.75	10.18	-	10.52	-	10.37	-	9.37	-
Tier 6	13.29	13.67	10.01	-	10.45	-	10.20	-	9.21	-
Tier 7	13.46	13.85	10.43	-	10.62	-	10.63	-	9.60	-
Tier 8	13.34	13.72	10.13	-	10.49	-	10.33	-	9.33	-
Tier 9	13.40	13.78	-	10.32	-	10.49	-	10.52	-	9.50
Tier 10	13.56	13.94	-	10.65	-	10.65	-	10.86	-	9.81
Tier 11	13.28	13.66	-	10.03	-	10.37	-	10.22	-	9.23
Tier 12	13.43	13.81	-	10.55	-	10.55	-	10.76	-	9.72
Tier 13	13.24	13.61	-	10.00	-	10.34	-	10.19	-	9.20
Tier 14	13.36	13.74	-	10.29	-	10.46	-	10.49	-	9.47
MassMutual RetireEase SelectSM
Tier 1	-	-	8.31	-	-	-	8.15	-	8.25	-
Tier 2	-	-	8.46	-	-	-	8.30	-	8.40	-
MassMutual Transitions SelectSM
Tier 1	13.75	14.14	11.55	-	10.90	-	12.00	-	12.35	-
Tier 2	13.75	14.14	-	11.48	-	10.82	-	11.93	-	12.28
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
ASSETS
Investments
Number of shares	3,957,750	212,832	13,199,332	1,662,587	53,663,144	77,768,398	3,932,487	473,950	1,843,712	253,596

Identified cost	$58,049,769	$2,871,916	$126,924,367	$10,263,752	$480,973,120	$558,832,510	$38,056,149	$3,357,366	$15,442,925	$1,324,766

Value	$62,255,401	$3,318,055	$106,518,608	$13,350,576	$523,215,650	$755,131,140	$32,914,919	$3,948,006	$13,237,854	$1,808,137
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	59,432	-	3,497	-	-

Total assets	62,255,401	3,318,055	106,518,608	13,350,576	523,215,650	755,190,572	32,914,919	3,951,503	13,237,854	1,808,137

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	5,549	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	9,739	34,600	69,887	54,550	21,769	-	9,713	-	55,346	19,563

Total liabilities	9,739	34,600	75,436	54,550	21,769	-	9,713	-	55,346	19,563

NET ASSETS	$62,245,662	$3,283,455	$106,443,172	$13,296,026	$523,193,881	$755,190,572	$32,905,206	$3,951,503	$13,182,508	$1,788,574

Net Assets:
Accumulation units - value	$62,159,257	$3,283,455	$106,202,839	$13,296,026	$523,193,881	$755,190,572	$32,870,501	$3,951,503	$13,141,271	$1,788,574
Contracts in payout (annuitization) period	86,405	-	240,333	-	-	-	34,705	-	41,237	-

Net assets	$62,245,662	$3,283,455	$106,443,172	$13,296,026	$523,193,881	$755,190,572	$32,905,206	$3,951,503	$13,182,508	$1,788,574

Outstanding units
Contract owners	6,132,406	281,989	8,848,724	1,335,034	50,369,093	73,062,981	2,848,902	375,731	1,326,912	187,650

UNIT VALUE
Panorama Premier	$9.26	$-	$12.41	$-	$10.36	$-	$12.52	$-	$-	$-
Panorama Passage® (Note 1)
Tier 1	9.68	-	12.32	-	10.33	-	9.72	-	-	-
Tier 2	9.57	-	12.17	-	10.28	-	9.60	-	-	-
Tier 3	9.96	-	12.56	-	10.41	-	9.99	-	-	-
MassMutual Artistry	8.62	-	12.62	-	10.43	-	8.95	-	-	-
MassMutual Transitions® (Note 1)
Custom Plan	12.36	-	12.84	-	10.50	-	11.74	-	10.28	-
Package Plan I	12.36	-	12.84	-	10.50	-	11.74	-	10.28	-
Package Plan II	11.99	-	12.50	-	10.39	-	11.40	-	9.98	-
Package Plan III	11.74	-	12.27	-	10.31	-	11.15	-	9.77	-
MassMutual EvolutionSM (Note 1)
Tier 1	10.92	-	9.37	-	10.31	-	10.10	-	9.03	-
Tier 2	10.63	-	9.12	-	10.19	-	9.82	-	8.78	-
Tier 3	10.45	-	8.96	-	10.12	-	9.66	-	8.63	-
Tier 4	10.61	-	9.10	-	10.19	-	9.81	-	8.77	-
Tier 5	10.33	-	8.86	-	10.07	-	9.54	-	8.53	-
Tier 6	10.15	-	8.71	-	10.00	-	9.38	-	8.39	-
Tier 7	10.58	-	9.08	-	10.16	-	9.78	-	8.74	-
Tier 8	10.28	-	8.82	-	10.04	-	9.50	-	8.49	-
Tier 9	-	10.47	-	8.98	-	10.06	-	9.68	-	8.64
Tier 10	-	10.81	-	9.27	-	10.21	-	9.99	-	8.92
Tier 11	-	10.17	-	8.72	-	9.94	-	9.40	-	8.39
Tier 12	-	10.71	-	9.18	-	10.11	-	9.90	-	8.84
Tier 13	-	10.14	-	8.70	-	9.91	-	9.38	-	8.37
Tier 14	-	10.44	-	8.95	-	10.03	-	9.65	-	8.61
MassMutual RetireEase SelectSM
Tier 1	8.31	-	7.49	-	-	-	7.33	-	6.32	-
Tier 2	8.46	-	7.62	-	-	-	7.46	-	6.43	-
MassMutual Transitions SelectSM
Tier 1	12.01	-	10.29	-	10.44	-	10.97	-	9.93	-
Tier 2	-	11.94	-	10.22	-	10.38	-	10.91	-	9.86
MassMutual Equity EdgeSM (Note 1)
Tier 1	9.66	-	-	-	-	-	-	-	-	-
Tier 2	9.71	-	-	-	-	-	-	-	-	-
Tier 3	9.82	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account

	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	547,636	789,489	170,180	448,490	35,356,010	61,464,185	24,890,544	566,966	238,626	3,671,455

Identified cost	$4,944,685	$7,119,424	$1,198,972	$4,266,331	$323,791,947	$490,849,238	$24,873,067	$2,456,962	$1,072,246	$24,094,094

Value	$3,948,458	$6,679,078	$1,441,424	$3,843,563	$359,217,060	$622,017,550	$24,866,923	$3,211,565	$1,345,453	$34,038,151
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	472,557	621,697	342,533	-	-	-

Total assets	3,948,458	6,679,078	1,441,424	3,843,563	359,689,617	622,639,247	25,209,456	3,211,565	1,345,453	34,038,151

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	-	-	42
Payable to Massachusetts Mutual Life Insurance Company	38	6,642	16,953	198	-	-	-	5,713	41,558	108,291

Total liabilities	38	6,642	16,953	198	-	-	-	5,713	41,558	108,333

NET ASSETS	$3,948,420	$6,672,436	$1,424,471	$3,843,365	$359,689,617	$622,639,247	$25,209,456	$3,205,852	$1,303,895	$33,929,818

Net Assets:
Accumulation units - value	$3,948,420	$6,655,421	$1,424,471	$3,843,365	$359,689,617	$622,639,247	$24,458,020	$3,186,322	$1,303,895	$33,883,477
Contracts in payout (annuitization) period	-	17,015	-	-	-	-	751,436	19,530	-	46,341

Net assets	$3,948,420	$6,672,436	$1,424,471	$3,843,365	$359,689,617	$622,639,247	$25,209,456	$3,205,852	$1,303,895	$33,929,818

Outstanding units
Contract owners	486,371	675,734	139,819	482,912	33,986,196	59,239,371	2,556,527	329,722	88,582	2,523,866

UNIT VALUE
Panorama Premier	$8.35	$-	$-	$8.13	$10.54	$-	$9.78	$4.95	$-	$16.75
Panorama Passage® (Note 1)
Tier 1	8.36	-	-	7.94	10.52	-	9.76	4.91	-	15.21
Tier 2	8.26	-	-	7.85	10.47	-	9.71	4.85	-	15.03
Tier 3	8.60	-	-	8.17	10.59	-	9.83	5.04	-	15.65
MassMutual Artistry	6.21	-	-	5.72	10.61	-	9.85	5.09	-	14.28
MassMutual Transitions® (Note 1)
Custom Plan	-	9.74	-	-	10.69	-	9.91	-	-	13.55
Package Plan I	-	9.74	-	-	10.69	-	9.91	-	-	13.55
Package Plan II	-	9.45	-	-	10.58	-	9.81	-	-	13.15
Package Plan III	-	9.25	-	-	10.50	-	9.74	-	-	12.87
MassMutual EvolutionSM (Note 1)
Tier 1	-	9.19	-	-	10.50	-	9.74	13.43	-	11.33
Tier 2	-	8.94	-	-	10.38	-	9.63	13.07	-	11.03
Tier 3	-	8.79	-	-	10.30	-	9.56	12.85	-	10.84
Tier 4	-	8.92	-	-	10.38	-	9.63	13.05	-	11.01
Tier 5	-	8.68	-	-	10.25	-	9.51	12.70	-	10.71
Tier 6	-	8.54	-	-	10.18	-	9.44	12.48	-	10.53
Tier 7	-	8.90	-	-	10.35	-	9.60	13.01	-	10.98
Tier 8	-	8.65	-	-	10.22	-	9.49	12.64	-	10.67
Tier 9	-	-	8.85	-	-	10.24	9.55	-	12.87	-
Tier 10	-	-	9.14	-	-	10.39	9.69	-	13.29	-
Tier 11	-	-	8.60	-	-	10.12	9.44	-	12.51	-
Tier 12	-	-	9.06	-	-	10.30	9.61	-	13.17	-
Tier 13	-	-	8.58	-	-	10.09	9.41	-	12.47	-
Tier 14	-	-	8.83	-	-	10.21	9.53	-	12.84	-
MassMutual RetireEase SelectSM
Tier 1	-	7.50	-	-	-	-	-	11.03	-	8.73
Tier 2	-	7.64	-	-	-	-	10.03	11.23	-	8.88
MassMutual Transitions SelectSM
Tier 1	-	10.75	-	-	10.62	-	9.86	15.58	-	12.82
Tier 2	-	-	10.74	-	-	10.56	9.86	-	15.49	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	291,964	1,313,755	601,633	2,172,438	75,361	2,853,093	444,132	3,767,576	707,132	27,324,080

Identified cost	$2,035,105	$29,206,599	$9,572,900	$21,092,757	$592,675	$26,582,612	$3,108,069	$35,588,289	$5,670,781	$270,244,585

Value	$2,696,019	$25,716,413	$11,722,385	$22,701,982	$783,750	$27,988,842	$4,339,168	$42,460,585	$7,934,022	$257,939,315
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	2,696,019	25,716,413	11,722,385	22,701,982	783,750	27,988,842	4,339,168	42,460,585	7,934,022	257,939,315

LIABILITIES
Annuitant mortality fluctuation reserve	-	196	-	-	-	254	-	546	-	2,093
Payable to Massachusetts Mutual Life Insurance Company	90,507	136,364	252,723	25,207	20,376	86,149	242,449	185,472	306,080	3,830,721

Total liabilities	90,507	136,560	252,723	25,207	20,376	86,403	242,449	186,018	306,080	3,832,814

NET ASSETS	$2,605,512	$25,579,853	$11,469,662	$22,676,775	$763,374	$27,902,439	$4,096,719	$42,274,567	$7,627,942	$254,106,501

Net Assets:
Accumulation units - value	$2,605,512	$25,454,107	$11,469,662	$22,647,711	$763,374	$27,770,872	$4,096,719	$41,935,622	$7,627,942	$253,132,096
Contracts in payout (annuitization) period	-	125,746	-	29,064	-	131,567	-	338,945	-	974,405

Net assets	$2,605,512	$25,579,853	$11,469,662	$22,676,775	$763,374	$27,902,439	$4,096,719	$42,274,567	$7,627,942	$254,106,501

Outstanding units
Contract owners	217,348	2,303,654	997,384	2,090,872	67,375	1,789,022	291,727	3,212,451	611,582	20,510,249

UNIT VALUE
Panorama Premier	$-	$8.77	$-	$8.35	$-	$17.26	$-	$14.66	$-	$14.95
Panorama Passage® (Note 1)
Tier 1	-	9.82	-	8.50	-	17.42	-	14.56	-	14.85
Tier 2	-	9.70	-	8.39	-	17.21	-	14.39	-	14.67
Tier 3	-	10.10	-	8.74	-	17.92	-	14.85	-	15.13
MassMutual Artistry	-	10.26	-	6.73	-	14.94	-	14.91	-	15.20
MassMutual Transitions® (Note 1)
Custom Plan	-	12.65	-	11.42	-	16.05	-	13.36	-	13.23
Package Plan I	-	12.65	-	11.42	-	16.05	-	13.36	-	13.23
Package Plan II	-	12.27	-	11.09	-	15.58	-	12.97	-	12.84
Package Plan III	-	12.01	-	10.85	-	15.25	-	12.69	-	12.56
MassMutual EvolutionSM (Note 1)
Tier 1	-	11.06	-	10.27	-	12.72	-	11.65	-	11.59
Tier 2	-	10.76	-	9.99	-	12.37	-	11.34	-	11.27
Tier 3	-	10.58	-	9.82	-	12.16	-	11.15	-	11.08
Tier 4	-	10.74	-	9.98	-	12.35	-	11.32	-	11.26
Tier 5	-	10.45	-	9.71	-	12.02	-	11.02	-	10.95
Tier 6	-	10.28	-	9.54	-	11.82	-	10.83	-	10.77
Tier 7	-	10.71	-	9.95	-	12.32	-	11.29	-	11.23
Tier 8	-	10.41	-	9.67	-	11.97	-	10.97	-	10.91
Tier 9	10.85	-	10.60	-	9.84	-	12.19	-	11.18	-
Tier 10	11.20	-	10.95	-	10.15	-	12.58	-	11.54	-
Tier 11	10.54	-	10.30	-	9.55	-	11.84	-	10.86	-
Tier 12	11.09	-	10.84	-	10.06	-	12.47	-	11.43	-
Tier 13	10.51	-	10.27	-	9.53	-	11.81	-	10.83	-
Tier 14	10.81	-	10.57	-	9.81	-	12.15	-	11.14	-
MassMutual RetireEase SelectSM
Tier 1	-	7.65	-	9.18	-	9.22	-	9.23	-	8.22
Tier 2	-	7.79	-	9.34	-	9.38	-	9.40	-	8.37
MassMutual Transitions SelectSM
Tier 1	-	11.83	-	12.26	-	14.74	-	13.14	-	12.41
Tier 2	12.72	-	11.76	-	12.18	-	14.66	-	13.07	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub- Account

	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	2,712,246	7,523,168	1,487,626	138,464	24,542,609	630,321	9,023,766	263,265	16,151	1,717,186

Identified cost	$19,639,761	$75,560,018	$12,387,222	$2,275,678	$250,023,682	$4,730,886	$140,597,863	$3,472,628	$153,451	$25,461,759

Value	$25,495,109	$92,008,342	$18,104,403	$2,387,116	$226,037,431	$5,786,343	$159,739,912	$4,631,791	$183,312	$19,696,127
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	5,844,144	72,199	-	-	-	-

Total assets	25,495,109	92,008,342	18,104,403	2,387,116	231,881,575	5,858,542	159,739,912	4,631,791	183,312	19,696,127

LIABILITIES
Annuitant mortality fluctuation reserve	-	179	-	-	1,703	-	1,915	-	-	43
Payable to Massachusetts Mutual Life Insurance Company	585,274	706,444	861,746	36,860	-	-	4,154,707	191,673	28	3,036

Total liabilities	585,274	706,623	861,746	36,860	1,703	-	4,156,622	191,673	28	3,079

NET ASSETS	$24,909,835	$91,301,719	$17,242,657	$2,350,256	$231,879,872	$5,858,542	$155,583,290	$4,440,118	$183,284	$19,693,048

Net Assets:
Accumulation units - value	$24,909,835	$91,115,876	$17,242,657	$2,350,256	$231,039,387	$5,858,542	$155,009,527	$4,440,118	$183,284	$19,653,377
Contracts in payout (annuitization) period	-	185,843	-	-	840,485	-	573,763	-	-	39,671

Net assets	$24,909,835	$91,301,719	$17,242,657	$2,350,256	$231,879,872	$5,858,542	$155,583,290	$4,440,118	$183,284	$19,693,048

Outstanding units
Contract owners	2,061,935	5,197,351	1,405,866	153,287	17,692,811	453,442	10,122,098	292,570	19,419	1,914,101

UNIT VALUE
Panorama Premier	$-	$29.92	$-	$-	$12.17	$-	$18.29	$-	$-	$10.17
Panorama Passage® (Note 1)
Tier 1	-	22.35	-	-	12.36	-	16.29	-	-	10.07
Tier 2	-	22.08	-	-	12.21	-	16.10	-	-	9.95
Tier 3	-	22.99	-	-	12.71	-	16.76	-	-	10.34
MassMutual Artistry	-	17.53	-	15.37	11.27	-	11.32	-	-	10.08
MassMutual Transitions® (Note 1)
Custom Plan	-	19.39	-	-	13.81	-	17.19	-	-	10.79
Package Plan I	-	19.39	-	-	13.81	-	17.19	-	-	10.79
Package Plan II	-	18.81	-	-	13.41	-	16.68	-	-	10.47
Package Plan III	-	18.41	-	-	13.12	-	16.33	-	-	10.25
MassMutual EvolutionSM (Note 1)
Tier 1	-	12.20	-	15.28	12.34	-	13.50	-	-	8.91
Tier 2	-	11.97	-	15.18	12.01	-	13.14	-	-	8.67
Tier 3	-	11.83	-	15.11	11.81	-	12.92	-	-	8.52
Tier 4	-	11.97	-	15.18	11.99	-	13.12	-	-	8.65
Tier 5	-	11.75	-	15.08	11.67	-	12.77	-	-	8.42
Tier 6	-	11.61	-	15.01	11.47	-	12.55	-	-	8.28
Tier 7	-	11.92	-	15.15	11.96	-	13.08	-	-	8.63
Tier 8	-	11.70	-	15.05	11.62	-	12.71	-	-	8.38
Tier 9	11.11	-	11.80	15.10	-	11.84	-	12.95	8.55	-
Tier 10	11.47	-	12.08	15.23	-	12.22	-	13.36	8.82	-
Tier 11	10.79	-	11.59	15.00	-	11.50	-	12.58	8.30	-
Tier 12	11.36	-	11.97	15.13	-	12.11	-	13.24	8.74	-
Tier 13	10.76	-	11.55	14.96	-	11.47	-	12.54	-	-
Tier 14	11.08	-	11.77	15.06	-	11.81	-	12.91	-	-
MassMutual RetireEase SelectSM
Tier 1	-	10.73	-	-	7.66	-	9.69	-	-	7.15
Tier 2	-	10.93	-	-	7.80	-	9.86	-	-	7.27
MassMutual Transitions SelectSM
Tier 1	-	12.43	-	15.38	13.40	-	15.87	-	-	9.64
Tier 2	12.34	-	12.36	15.38	-	13.33	-	15.78	9.58	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub- Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account

	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
ASSETS
Investments
Number of shares	104,328	6,806,182	697,284	459,052	9,417,752	8,095,296	61,553,675	15,818	7,058,884	5,552,170

Identified cost	$3,226,288	$259,756,240	$7,369,274	$10,475,134	$284,608,475	$40,078,565	$322,100,731	$26,832	$19,498,156	$8,074,157

Value	$4,172,065	$274,629,430	$5,390,007	$13,789,907	$285,357,886	$45,981,281	$343,469,505	$33,850	$15,035,424	$10,771,209
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	1,104,077	10,760,803	-	-	-

Total assets	4,172,065	274,629,430	5,390,007	13,789,907	285,357,886	47,085,358	354,230,308	33,850	15,035,424	10,771,209

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,348	-	-	3,390	-	11,366	-	173	-
Payable to Massachusetts Mutual Life Insurance Company	46,807	3,877,029	100	164,523	347,034	-	-	34	4,949	39,710

Total liabilities	46,807	3,880,377	100	164,523	350,424	-	11,366	34	5,122	39,710

NET ASSETS	$4,125,258	$270,749,053	$5,389,907	$13,625,384	$285,007,462	$47,085,358	$354,218,942	$33,816	$15,030,302	$10,731,499

Net Assets:
Accumulation units - value	$4,125,258	$269,715,201	$5,389,907	$13,625,384	$283,929,986	$47,085,358	$352,808,984	$33,816	$15,020,822	$10,731,499
Contracts in payout (annuitization) period	-	1,033,852	-	-	1,077,476	-	1,409,958	-	9,480	-

Net assets	$4,125,258	$270,749,053	$5,389,907	$13,625,384	$285,007,462	$47,085,358	$354,218,942	$33,816	$15,030,302	$10,731,499

Outstanding units
Contract owners	376,325	24,110,369	468,236	898,823	17,815,653	3,416,576	24,031,677	10,111	3,829,279	632,976

UNIT VALUE
Panorama Premier	$-	$10.79	$11.51	$-	$19.79	$-	$18.56	$-	$3.84	$-
Panorama Passage® (Note 1)
Tier 1	-	10.87	-	-	19.66	-	18.28	-	3.82	-
Tier 2	-	10.74	-	-	19.42	-	18.05	-	3.78	-
Tier 3	-	11.18	-	-	20.23	-	18.80	-	3.93	-
MassMutual Artistry	-	7.77	-	-	13.45	-	18.11	-	3.93	-
MassMutual Transitions® (Note 1)
Custom Plan	-	11.62	-	-	17.10	-	17.46	-	4.13	-
Package Plan I	-	11.62	-	-	17.10	-	17.46	-	4.13	-
Package Plan II	-	11.28	-	-	16.59	-	16.95	-	4.01	-
Package Plan III	-	11.04	-	-	16.24	-	16.59	-	3.92	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	10.37	-	-	13.98	-	13.70	-	3.32	-
Tier 2	-	10.09	-	-	13.61	-	13.33	-	3.23	-
Tier 3	-	9.92	-	-	13.38	-	13.10	-	3.17	-
Tier 4	-	10.07	-	-	13.59	-	13.31	-	3.22	-
Tier 5	-	9.80	-	-	13.22	-	12.95	-	3.14	-
Tier 6	-	9.63	-	-	13.00	-	12.73	-	3.08	-
Tier 7	-	10.04	-	-	13.55	-	13.27	-	3.21	-
Tier 8	-	9.76	-	-	13.16	-	12.89	-	3.12	-
Tier 9	9.94	-	-	13.41	-	13.12	-	3.22	-	14.84
Tier 10	10.26	-	-	13.84	-	13.54	-	3.33	-	15.31
Tier 11	9.65	-	-	13.03	-	12.75	-	3.13	-	14.41
Tier 12	10.16	-	-	13.71	-	13.42	-	3.30	-	15.17
Tier 13	9.63	-	-	12.99	-	12.71	-	-	-	14.37
Tier 14	9.91	-	-	13.37	-	13.08	-	-	-	14.79
MassMutual RetireEase SelectSM
Tier 1	-	8.53	-	-	8.92	-	11.52	-	2.75	-
Tier 2	-	8.69	-	-	9.08	-	11.73	-	2.80	-
MassMutual Transitions SelectSM
Tier 1	-	11.56	-	-	15.97	-	14.02	-	3.37	-
Tier 2	11.49	-	-	15.87	-	13.92	-	3.40	-	17.60
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
ASSETS
Investments
Number of shares	32,400,949	47,272	2,022,261	32,268,759	39,019	3,765,755	438,600	745,392	2,443,793

Identified cost	$58,722,662	$793,868	$40,051,031	$32,268,759	$1,344,980	$168,025,554	$797,047	$948,299	$22,232,668

Value	$60,589,774	$979,002	$42,224,810	$32,268,759	$1,773,822	$175,295,876	$881,587	$931,740	$22,140,765
Dividends receivable	-	-	-	110	-	-	-	-	492,473
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-

Total assets	60,589,774	979,002	42,224,810	32,268,869	1,773,822	175,295,876	881,587	931,740	22,633,238

LIABILITIES
Annuitant mortality fluctuation reserve	95	-	530	10,312	-	1,510	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	68,175	16,005	37,055	1,571	83,982	8,976,211	86	86	504,146

Total liabilities	68,270	16,005	37,585	11,883	83,982	8,977,721	86	86	504,146

NET ASSETS	$60,521,504	$962,997	$42,187,225	$32,256,986	$1,689,840	$166,318,155	$881,501	$931,654	$22,129,092

Net Assets:
Accumulation units - value	$60,330,287	$962,997	$42,159,081	$31,913,236	$1,689,840	$165,657,437	$881,501	$931,654	$22,100,930
Contracts in payout (annuitization) period	191,217	-	28,144	343,750	-	660,718	-	-	28,162

Net assets	$60,521,504	$962,997	$42,187,225	$32,256,986	$1,689,840	$166,318,155	$881,501	$931,654	$22,129,092

Outstanding units
Contract owners	3,495,801	82,518	3,657,692	2,886,394	147,123	14,726,679	76,214	81,458	2,026,800

UNIT VALUE
Panorama Premier	$23.70	$-	$9.93	$13.14	$-	$8.70	$13.13	$12.62	$10.82
Panorama Passage® (Note 1)
Tier 1	15.37	-	10.17	11.38	-	8.64	9.11	9.68	10.77
Tier 2	15.18	-	10.05	11.24	-	8.54	9.00	9.57	10.69
Tier 3	15.81	-	10.46	11.70	-	8.89	9.37	9.96	10.90
MassMutual Artistry	11.13	-	9.06	11.32	-	4.73	9.05	9.22	10.93
MassMutual Transitions® (Note 1)
Custom Plan	17.67	-	12.29	11.03	-	11.78	-	-	11.05
Package Plan I	17.67	-	12.29	11.03	-	11.78	-	-	11.05
Package Plan II	17.14	-	11.93	10.71	-	11.43	-	-	10.87
Package Plan III	16.78	-	11.67	10.48	-	11.18	-	-	10.74
MassMutual EvolutionSM (Note 1)
Tier 1	15.45	-	10.96	10.55	-	10.75	-	-	10.74
Tier 2	15.04	-	10.67	10.27	-	10.46	-	-	10.54
Tier 3	14.78	-	10.48	10.10	-	10.28	-	-	10.42
Tier 4	15.01	-	10.65	10.25	-	10.44	-	-	10.54
Tier 5	14.61	-	10.36	9.98	-	10.16	-	-	10.34
Tier 6	14.36	-	10.19	9.81	-	9.99	-	-	10.22
Tier 7	14.97	-	10.62	10.23	-	10.41	-	-	10.49
Tier 8	14.55	-	10.32	9.93	-	10.12	-	-	10.30
Tier 9	-	10.51	-	-	10.30	-	-	-	10.44
Tier 10	-	10.85	-	-	10.63	-	-	-	10.69
Tier 11	-	10.21	-	-	10.01	-	-	-	10.25
Tier 12	-	10.75	-	-	10.54	-	-	-	10.59
Tier 13	-	10.18	-	-	9.98	-	-	-	10.22
Tier 14	-	10.48	-	-	10.27	-	-	-	10.41
MassMutual RetireEase SelectSM
Tier 1	8.65	-	8.31	-	-	8.00	-	-	11.07
Tier 2	8.80	-	8.46	-	-	8.15	-	-	11.27
MassMutual Transitions SelectSM
Tier 1	17.68	-	12.12	10.87	-	11.87	-	-	10.94
Tier 2	-	12.06	-	-	11.80	-	-	-	10.94
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Or Period Ended December 31, 2010

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)

Investment income
Dividends	$3,828,321	$294,458	$945,420	$3,626	$-	$-	$-	$-	$-	$323,708

Expenses
Mortality and expense risk fees and administrative charges	3,795,800	328,272	131,466	39,895	13,598	113,302	12,428	80,237	7,394	373,069

Net investment income (loss)	32,521	(33,814)	813,954	(36,269)	(13,598)	(113,302)	(12,428)	(80,237)	(7,394)	(49,361)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(15,614,843)	376,805	(581,818)	(661,587)	48,575	(419,649)	12,035	115,550	46,036	(311,931)
Realized gain distribution	139,184	13,548	-	-	-	-	-	-	-	-

Realized gain (loss)	(15,475,659)	390,353	(581,818)	(661,587)	48,575	(419,649)	12,035	115,550	46,036	(311,931)

Change in net unrealized appreciation/depreciation of investments	62,279,980	3,794,690	1,323,612	1,020,129	63,505	944,508	50,709	1,348,458	96,131	4,528,424

Net gain (loss) on investments	46,804,321	4,185,043	741,794	358,542	112,080	524,859	62,744	1,464,008	142,167	4,216,493

Net increase (decrease) in net assets resulting from operations	46,836,842	4,151,229	1,555,748	322,273	98,482	411,557	50,316	1,383,771	134,773	4,167,132

Capital transactions:
Transfer of net premiums	4,923,048	8,188,051	1,348,153	71,346	411,103	288,830	343,396	134,399	433,256	410,294
Transfers due to death benefits	(1,890,753)	(75,291)	(23,284)	(19,046)	(17,720)	(126,274)	(4,277)	(43,726)	-	-
Transfers due to annuity benefit payments	(74,240)	-	(2,461)	-	-	(3,952)	-	(589)	-	-
Transfers due to withdrawal of funds	(22,463,714)	(512,982)	(604,711)	(398,733)	(16,080)	(1,079,076)	(37,388)	(602,892)	(11,753)	(677,127)
Transfers due to loans, net of repayments	3,559	-	1,451	735	-	745	-	(539)	-	(10,696)
Transfers due to cost of insurance	(979,173)	(134,167)	(37,229)	(9,847)	(5,738)	(19,407)	(4,659)	(15,738)	(1,410)	(120,337)
Transfers due to contingent deferred sales charges	(1,917)	-	(26)	(62)	-	(414)	-	(174)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(77,013)	-	(15,368)	-	-	(16,028)	-	11	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(13,071,553)	(579,485)	1,087,781	(511,179)	83,480	(200,431)	135,483	(214,673)	204,559	1,484,062

Net increase (decrease) in net assets resulting from capital transactions	(33,631,756)	6,886,126	1,754,306	(866,786)	455,045	(1,156,007)	432,555	(743,921)	624,652	1,086,196

Total increase (decrease)	13,205,086	11,037,355	3,310,054	(544,513)	553,527	(744,450)	482,871	639,850	759,425	5,253,328

NET ASSETS, at beginning of the year	315,765,069	20,758,905	9,502,945	4,062,640	850,223	10,997,090	774,567	7,735,094	366,692	29,757,632

NET ASSETS, at end of the year	$328,970,155	$31,796,260	$12,812,999	$3,518,127	$1,403,750	$10,252,640	$1,257,438	$8,374,944	$1,126,117	$35,010,960

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)

Investment income
Dividends	$182,480	$1,015,850	$23,853	$3,262,772	$106,830	$3,721,198	$55,876	$208,182	$973,318	$144,207

Expenses
Mortality and expense risk fees and administrative charges	226,001	2,098,963	62,500	2,733,738	97,420	3,594,772	365,613	331,738	527,180	99,465

Net investment income (loss)	(43,521)	(1,083,113)	(38,647)	529,034	9,410	126,426	(309,737)	(123,556)	446,138	44,742

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	590,746	(6,191,633)	331,748	(2,759,695)	299,999	2,398,911	994,470	1,192,190	46,349	201,167
Realized gain distribution	-	-	-	-	-	2,027,079	146,707	354,970	-	-

Realized gain (loss)	590,746	(6,191,633)	331,748	(2,759,695)	299,999	4,425,990	1,141,177	1,547,160	46,349	201,167

Change in net unrealized appreciation/depreciation of investments	1,985,158	46,552,222	856,472	40,436,723	1,045,349	17,633,498	4,135,435	415,193	4,430,486	557,691

Net gain (loss) on investments	2,575,904	40,360,589	1,188,220	37,677,028	1,345,348	22,059,488	5,276,612	1,962,353	4,476,835	758,858

Net increase (decrease) in net assets resulting from operations	2,532,383	39,277,476	1,149,573	38,206,062	1,354,758	22,185,914	4,966,875	1,838,797	4,922,973	803,600

Capital transactions:
Transfer of net premiums	5,390,695	1,763,058	1,516,131	2,520,264	2,911,348	76,229,219	11,461,167	6,644,448	1,270,526	3,516,853
Transfers due to death benefits	-	(990,561)	(15,256)	(1,300,291)	(55,223)	(473,149)	(89,748)	(62,510)	(554,814)	(80,998)
Transfers due to annuity benefit payments	-	(59,081)	-	(61,205)	-	-	-	-	(22,909)	-
Transfers due to withdrawal of funds	(721,436)	(9,857,618)	(187,558)	(15,862,415)	(175,135)	(7,338,127)	(906,720)	(749,794)	(5,359,685)	(215,217)
Transfers due to loans, net of repayments	-	(16,741)	-	(1,750)	-	(6,038)	(6,993)	(6,734)	(13,074)	-
Transfers due to cost of insurance	(69,581)	(621,075)	(28,255)	(756,290)	(44,989)	(1,910,122)	(153,997)	(131,797)	(69,974)	(33,493)
Transfers due to contingent deferred sales charges	-	(87)	-	(1,220)	-	-	-	-	(1,198)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(10,143)	-	(42,922)	-	-	-	-	(79,541)	-
Transfers between Sub-Accounts and to/from Fixed Account	473,927	(18,806,360)	141,440	(12,077,349)	(470,425)	4,672,990	(95,924)	2,165,477	1,068,932	(126,890)

Net increase (decrease) in net assets resulting from capital transactions	5,073,605	(28,598,608)	1,426,502	(27,583,178)	2,165,576	71,174,773	10,207,785	7,859,090	(3,761,737)	3,060,255

Total increase (decrease)	7,605,988	10,678,868	2,576,075	10,622,884	3,520,334	93,360,687	15,174,660	9,697,887	1,161,236	3,863,855

NET ASSETS, at beginning of the year	15,057,532	164,244,016	3,808,976	222,278,951	6,163,269	230,459,578	21,877,439	21,112,888	45,828,920	5,533,784

NET ASSETS, at end of the year	$22,663,520	$174,922,884	$6,385,051	$232,901,835	$9,683,603	$323,820,265	$37,052,099	$30,810,775	$46,990,156	$9,397,639

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Accountv	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$135,367	$5,502	$41,516	$8,376,083	$777,264	$9,128,094	$1,499,545	$40,583	$1,637,250	$2,405,318

Expenses
Mortality and expense risk fees and administrative charges	98,398	5,212	5,333	3,371,552	337,931	2,966,584	533,849	20,287	1,479,303	2,420,249

Net investment income (loss)	36,969	290	36,183	5,004,531	439,333	6,161,510	965,696	20,296	157,947	(14,931)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(574,395)	45,371	8,015	1,230,014	511,536	2,376,183	465,475	10,971	642,711	4,048,392
Realized gain distribution	-	-	-	-	-	1,190,191	157,987	-	-	-

Realized gain (loss)	(574,395)	45,371	8,015	1,230,014	511,536	3,566,374	623,462	10,971	642,711	4,048,392

Change in net unrealized appreciation/depreciation of investments	1,631,489	4,520	12,222	7,309,858	173,956	3,701,925	(41,099)	(31,146)	11,826,404	15,951,954

Net gain (loss) on investments	1,057,094	49,891	20,237	8,539,872	685,492	7,268,299	582,363	(20,175)	12,469,115	20,000,346

Net increase (decrease) in net assets resulting from operations	1,094,063	50,181	56,420	13,544,403	1,124,825	13,429,809	1,548,059	121	12,627,062	19,985,415

Capital transactions:
Transfer of net premiums	134,538	123,933	831,048	3,015,466	8,746,488	3,003,416	27,492,546	1,982,478	2,621,796	51,299,326
Transfers due to death benefits	(73,015)	-	-	(1,995,621)	(81,622)	(2,389,035)	(183,901)	-	(1,375,813)	(1,239,901)
Transfers due to annuity benefit payments	-	-	-	(94,342)	-	(90,628)	-	-	-	-
Transfers due to withdrawal of funds	(820,826)	(15,214)	(35,900)	(19,692,556)	(778,265)	(21,021,539)	(1,389,242)	(421,661)	(6,974,463)	(6,850,044)
Transfers due to loans, net of repayments	291	-	-	(4,365)	-	2,328	-	-	(2,770)	-
Transfers due to cost of insurance	(14,375)	(1,193)	(782)	(911,604)	(134,688)	(697,784)	(264,638)	(2,516)	(754,244)	(1,221,811)
Transfers due to contingent deferred sales charges	(298)	-	-	(162)	-	(906)	-	-	(109)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(40,375)	-	(63,647)	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(459,897)	(430)	681,851	17,274,979	1,622,143	14,849,055	3,087,399	3,542,332	(1,575,733)	(4,142,600)

Net increase (decrease) in net assets resulting from capital transactions	(1,233,582)	107,096	1,476,217	(2,448,580)	9,374,056	(6,408,740)	28,742,164	5,100,633	(8,061,336)	37,844,970

Total increase (decrease)	(139,519)	157,277	1,532,637	11,095,823	10,498,881	7,021,069	30,290,223	5,100,754	4,565,726	57,830,385

NET ASSETS, at beginning of the year	9,374,365	274,664	-	264,262,456	21,063,878	240,233,605	28,940,096	-	115,103,685	161,261,065

NET ASSETS, at end of the year	$9,234,846	$431,941	$1,532,637	$275,358,279	$31,562,759	$247,254,674	$59,230,319	$5,100,754	$119,669,411	$219,091,450

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$13,914	$4,712	$2,304,122	$163,240	$1,279,740	$2,292,849	$1,426,926	$90,042	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	29,386	58,213	1,015,997	90,168	1,075,457	2,278,270	2,220,685	173,308	67,550	7,925

Net investment income (loss)	(15,472)	(53,501)	1,288,125	73,072	204,283	14,579	(793,759)	(83,266)	(67,550)	(7,925)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	286,585	374,719	(4,102,671)	52,586	1,288,339	6,541,829	(1,131,021)	287,684	(248,566)	9,050
Realized gain distribution	397,097	213,767	-	-	-	-	-	-	-	-

Realized gain (loss)	683,682	588,486	(4,102,671)	52,586	1,288,339	6,541,829	(1,131,021)	287,684	(248,566)	9,050

Change in net unrealized appreciation/depreciation of investments	(562,893)	223,217	12,769,429	634,369	7,479,595	10,504,332	20,689,867	1,310,724	1,729,150	157,693

Net gain (loss) on investments	120,789	811,703	8,666,758	686,955	8,767,934	17,046,161	19,558,846	1,598,408	1,480,584	166,743

Net increase (decrease) in net assets resulting from operations	105,317	758,202	9,954,883	760,027	8,972,217	17,060,740	18,765,087	1,515,142	1,413,034	158,818

Capital transactions:
Transfer of net premiums	1,103,892	1,690,956	1,224,220	1,692,809	1,846,312	40,436,330	2,012,158	4,334,927	155,061	356,513
Transfers due to death benefits	(58,578)	-	(773,372)	-	(534,139)	(133,076)	(1,115,827)	(76,782)	(28,188)	(7,335)
Transfers due to annuity benefit payments	-	-	(44,125)	-	-	-	(62,311)	-	(1,321)	-
Transfers due to withdrawal of funds	(142,967)	(130,146)	(8,257,811)	(214,156)	(7,613,258)	(7,742,720)	(10,535,643)	(315,055)	(494,155)	(8,645)
Transfers due to loans, net of repayments	-	-	270	-	59	-	(155)	-	228	-
Transfers due to cost of insurance	(4,672)	(13,004)	(191,987)	(35,981)	(544,841)	(1,140,008)	(694,215)	(88,740)	(13,155)	(2,549)
Transfers due to contingent deferred sales charges	-	-	(477)	-	(148)	-	(590)	-	(81)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(10,629)	-	-	-	(13,733)	-	(705)	-
Transfers between Sub-Accounts and to/from Fixed Account	38,197	1,442,128	(3,847,692)	285,482	12,061,910	4,483,909	(1,560,679)	343,210	561,685	30,342

Net increase (decrease) in net assets resulting from capital transactions	935,872	2,989,934	(11,901,603)	1,728,154	5,215,895	35,904,435	(11,970,995)	4,197,560	179,369	368,326

Total increase (decrease)	1,041,189	3,748,136	(1,946,720)	2,488,181	14,188,112	52,965,175	6,794,092	5,712,702	1,592,403	527,144

NET ASSETS, at beginning of the year	1,886,002	3,357,975	96,884,679	5,508,310	77,495,136	143,523,035	177,957,224	10,806,699	6,029,234	425,532

NET ASSETS, at end of the year	$2,927,191	$7,106,111	$94,937,959	$7,996,491	$91,683,248	$196,488,210	$184,751,316	$16,519,401	$7,621,637	$952,676

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Investment income
Dividends	$913,833	$28,744	$1,428,074	$153,086	$5,595,565	$6,722,526	$1,248,514	$121,024	$55,023	$5,743

Expenses
Mortality and expense risk fees and administrative charges	807,559	22,094	1,082,918	151,975	6,269,248	8,208,310	359,876	41,535	143,551	18,956

Net investment income (loss)	106,274	6,650	345,156	1,111	(673,683)	(1,485,784)	888,638	79,489	(88,528)	(13,213)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(333,522)	69,961	(5,423,878)	207,575	(1,897,705)	3,605,011	(1,758,372)	36,168	(2,062,770)	42,019
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(333,522)	69,961	(5,423,878)	207,575	(1,897,705)	3,605,011	(1,758,372)	36,168	(2,062,770)	42,019

Change in net unrealized appreciation/depreciation of investments	7,414,996	222,941	15,178,701	1,009,919	64,062,119	80,465,279	4,089,068	216,918	3,685,577	157,222

Net gain (loss) on investments	7,081,474	292,902	9,754,823	1,217,494	62,164,414	84,070,290	2,330,696	253,086	1,622,807	199,241

Net increase (decrease) in net assets resulting from operations	7,187,748	299,552	10,099,979	1,218,605	61,490,731	82,584,506	3,219,334	332,575	1,534,279	186,028

Capital transactions:
Transfer of net premiums	3,505,246	1,964,738	1,074,979	1,212,543	15,858,225	136,600,168	490,103	1,027,638	196,334	360,423
Transfers due to death benefits	(492,175)	-	(845,061)	-	(1,556,425)	(895,920)	(314,792)	-	(27,969)	-
Transfers due to annuity benefit payments	(23,031)	-	(20,414)	-	-	-	(2,371)	-	(3,201)	-
Transfers due to withdrawal of funds	(2,904,906)	(125,964)	(8,964,068)	(117,394)	(16,667,043)	(16,743,934)	(3,938,450)	(54,210)	(1,288,047)	(31,602)
Transfers due to loans, net of repayments	(248)	-	(1,940)	-	(27,439)	-	4,872	-	-	-
Transfers due to cost of insurance	(25,840)	(15,088)	(202,654)	(32,752)	(4,010,469)	(4,053,055)	(53,243)	(14,323)	(39,245)	(8,337)
Transfers due to contingent deferred sales charges	(385)	-	(441)	-	-	-	(1,025)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(3,541)	-	4,515	-	-	-	503	-	(1,062)	-
Transfers between Sub-Accounts and to/from Fixed Account	(534,446)	(10,676)	(3,758,638)	(197,932)	8,188,610	(1,353,426)	(714,183)	255,355	(1,127,775)	79,670

Net increase (decrease) in net assets resulting from capital transactions	(479,326)	1,813,010	(12,713,722)	864,465	1,785,459	113,553,833	(4,528,586)	1,214,460	(2,290,965)	400,154

Total increase (decrease)	6,708,422	2,112,562	(2,613,743)	2,083,070	63,276,190	196,138,339	(1,309,252)	1,547,035	(756,686)	586,182

NET ASSETS, at beginning of the year	55,537,240	1,170,893	109,056,915	11,212,956	459,917,691	559,052,233	34,214,458	2,404,468	13,939,194	1,202,392

NET ASSETS, at end of the year	$62,245,662	$3,283,455	$106,443,172	$13,296,026	$523,193,881	$755,190,572	$32,905,206	$3,951,503	$13,182,508	$1,788,574

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account
	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$20,701	$38,226	$4,481	$19,696	$4,465,921	$6,181,945	$9,163	$3,739	$172	$239,502

Expenses
Mortality and expense risk fees and administrative charges	51,897	66,998	11,724	49,801	4,246,145	6,492,879	312,384	36,319	11,851	348,714

Net investment income (loss)	(31,196)	(28,772)	(7,243)	(30,105)	219,776	(310,934)	(303,221)	(32,580)	(11,679)	(109,212)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(609,877)	(470,864)	41,671	(302,949)	65,706	2,878,403	(799)	52,189	66,510	(1,595,317)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(609,877)	(470,864)	41,671	(302,949)	65,706	2,878,403	(799)	52,189	66,510	(1,595,317)

Change in net unrealized appreciation/depreciation of investments	1,098,361	1,199,694	102,628	726,665	38,208,683	56,380,808	(7,769)	477,482	116,969	8,137,809

Net gain (loss) on investments	488,484	728,830	144,299	423,716	38,274,389	59,259,211	(8,568)	529,671	183,479	6,542,492

Net increase (decrease) in net assets resulting from operations	457,288	700,058	137,056	393,611	38,494,165	58,948,277	(311,789)	497,091	171,800	6,433,280

Capital transactions:
Transfer of net premiums	62,299	130,230	718,289	34,490	9,096,522	177,309,439	3,398,390	257,894	529,951	557,292
Transfers due to death benefits	(35,895)	(131)	(16,625)	(56,958)	(1,139,959)	(689,758)	(143,554)	(165,553)	(9,829)	(328,866)
Transfers due to annuity benefit payments	-	(1,173)	-	-	-	-	(33,343)	(1,767)	-	(2,587)
Transfers due to withdrawal of funds	(384,070)	(543,579)	(30,784)	(373,618)	(15,828,544)	(16,737,050)	(9,909,704)	(174,538)	(35,329)	(2,637,981)
Transfers due to loans, net of repayments	4,055	-	-	(158)	(9,539)	-	(28,403)	(2,558)	-	1,158
Transfers due to cost of insurance	-	(17,382)	(6,831)	-	(2,532,679)	(3,466,963)	(25,380)	(2,318)	(2,491)	(49,377)
Transfers due to contingent deferred sales charges	(490)	-	-	(394)	-	-	(118)	(48)	-	(670)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(938)	-	-	-	-	11,119	(492)	-	(182)
Transfers between Sub-Accounts and to/from Fixed Account	(292,822)	(200,856)	64,381	(66,137)	14,460,647	4,085,604	4,738,058	299,895	(28,642)	(1,840,785)

Net increase (decrease) in net assets resulting from capital transactions	(646,923)	(633,829)	728,430	(462,775)	4,046,448	160,501,272	(1,992,935)	210,515	453,660	(4,301,998)

Total increase (decrease)	(189,635)	66,229	865,486	(69,164)	42,540,613	219,449,549	(2,304,724)	707,606	625,460	2,131,282

NET ASSETS, at beginning of the year	4,138,055	6,606,207	558,985	3,912,529	317,149,004	403,189,698	27,514,180	2,498,246	678,435	31,798,536

NET ASSETS, at end of the year	$3,948,420	$6,672,436	$1,424,471	$3,843,365	$359,689,617	$622,639,247	$25,209,456	$3,205,852	$1,303,895	$33,929,818

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$12,692	$437,569	$154,234	$19,471	$-	$149,104	$13,744	$31,885	$-	$3,713,399

Expenses
Mortality and expense risk fees and administrative charges	31,482	290,034	108,678	224,200	8,058	270,937	42,284	435,790	85,586	2,978,564

Net investment income (loss)	(18,790)	147,535	45,556	(204,729)	(8,058)	(121,833)	(28,540)	(403,905)	(85,586)	734,835

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	178,332	(1,451,366)	193,727	(369,954)	25,621	(775,432)	127,378	(12,142)	249,576	(5,067,377)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	178,332	(1,451,366)	193,727	(369,954)	25,621	(775,432)	127,378	(12,142)	249,576	(5,067,377)

Change in net unrealized appreciation/depreciation of investments	291,696	4,393,369	1,035,488	4,073,688	81,478	6,637,797	632,071	6,090,511	804,512	36,032,035

Net gain (loss) on investments	470,028	2,942,003	1,229,215	3,703,734	107,099	5,862,365	759,449	6,078,369	1,054,088	30,964,658

Net increase (decrease) in net assets resulting from operations	451,238	3,089,538	1,274,771	3,499,005	99,041	5,740,532	730,909	5,674,464	968,502	31,699,493

Capital transactions:
Transfer of net premiums	479,280	959,707	4,681,642	172,113	103,206	479,495	1,099,749	940,589	1,490,436	3,249,294
Transfers due to death benefits	(1,830)	(153,658)	(13,092)	(123,783)	(4,088)	(147,496)	(28,040)	(209,773)	-	(1,486,907)
Transfers due to annuity benefit payments	-	(20,457)	-	(2,783)	-	(6,020)	-	(14,683)	-	(67,999)
Transfers due to withdrawal of funds	(50,766)	(1,821,023)	(221,678)	(1,834,705)	(14,931)	(2,351,732)	(72,143)	(3,991,316)	(127,678)	(16,320,199)
Transfers due to loans, net of repayments	-	(4,014)	-	(8,795)	-	(2,795)	-	5,770	-	(11,189)
Transfers due to cost of insurance	(10,237)	(56,640)	(53,633)	(40,157)	(2,596)	(47,084)	(18,110)	(92,581)	(32,870)	(844,155)
Transfers due to contingent deferred sales charges	-	(264)	-	(149)	-	(271)	-	(186)	-	(343)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,879	-	554	-	(21,501)	-	(63,112)	-	(48,329)
Transfers between Sub-Accounts and to/from Fixed Account	(112,778)	(979,872)	(177,309)	(989,328)	35,495	(1,253,615)	(357,904)	(886,331)	(88,769)	(4,599,068)

Net increase (decrease) in net assets resulting from capital transactions	303,669	(2,074,342)	4,215,930	(2,827,033)	117,086	(3,351,019)	623,552	(4,311,623)	1,241,119	(20,128,895)

Total increase (decrease)	754,907	1,015,196	5,490,701	671,972	216,127	2,389,513	1,354,461	1,362,841	2,209,621	11,570,598

NET ASSETS, at beginning of the year	1,850,605	24,564,657	5,978,961	22,004,803	547,247	25,512,926	2,742,258	40,911,726	5,418,321	242,535,903

NET ASSETS, at end of the year	$2,605,512	$25,579,853	$11,469,662	$22,676,775	$763,374	$27,902,439	$4,096,719	$42,274,567	$7,627,942	$254,106,501

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)

Investment income
Dividends	$286,864	$-	$-	$15,534	$3,612,575	$72,903	$-	$-	$3,819	$307,741

Expenses
Mortality and expense risk fees and administrative charges	255,588	941,353	168,493	18,130	2,764,240	63,570	1,869,581	42,975	3,038	228,816

Net investment income (loss)	31,276	(941,353)	(168,493)	(2,596)	848,335	9,333	(1,869,581)	(42,975)	781	78,925

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	509,643	402,349	474,197	28,752	(5,631,146)	144,114	364,917	181,868	66,018	(3,212,161)
Realized gain distribution	-	-	-	181,450	-	-	-	-	-	-

Realized gain (loss)	509,643	402,349	474,197	210,202	(5,631,146)	144,114	364,917	181,868	66,018	(3,212,161)

Change in net unrealized appreciation/depreciation of investments	2,249,420	20,680,087	2,932,754	75,036	12,770,930	87,543	29,852,222	536,997	(43,479)	5,366,533

Net gain (loss) on investments	2,759,063	21,082,436	3,406,951	285,238	7,139,784	231,657	30,217,139	718,865	22,539	2,154,372

Net increase (decrease) in net assets resulting from operations	2,790,339	20,141,083	3,238,458	282,642	7,988,119	240,990	28,347,558	675,890	23,320	2,233,297

Capital transactions:
Transfer of net premiums	6,490,409	1,676,281	5,311,781	1,014,051	2,317,018	1,000,291	1,308,878	1,062,032	-	141
Transfers due to death benefits	(40,117)	(414,092)	(60,229)	(3,947)	(1,282,951)	(8,167)	(893,419)	(3,925)	-	(454,160)
Transfers due to annuity benefit payments	-	(10,661)	-	-	(63,139)	-	(41,497)	-	-	(14,559)
Transfers due to withdrawal of funds	(503,597)	(8,829,879)	(318,395)	(66,099)	(12,871,792)	(134,612)	(8,243,931)	(52,919)	(2,836)	(2,438,317)
Transfers due to loans, net of repayments	-	760	-	(473)	1,890	-	1,450	-	-	(5,090)
Transfers due to cost of insurance	(131,073)	(159,394)	(71,691)	(3,268)	(852,208)	(26,604)	(576,526)	(17,448)	(1,061)	(29,921)
Transfers due to contingent deferred sales charges	-	(1,848)	-	-	(344)	-	(252)	-	-	(574)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(17,551)	-	-	(14,230)	-	(6,842)	-	-	549
Transfers between Sub-Accounts and to/from Fixed Account	(322,997)	(3,341,608)	(597,887)	498,117	10,927,327	474,862	(11,579,957)	160,661	(227,306)	(2,438,541)

Net increase (decrease) in net assets resulting from capital transactions	5,492,625	(11,097,992)	4,263,579	1,438,381	(1,838,429)	1,305,770	(20,032,096)	1,148,401	(231,203)	(5,380,472)

Total increase (decrease)	8,282,964	9,043,091	7,502,037	1,721,023	6,149,690	1,546,760	8,315,462	1,824,291	(207,883)	(3,147,175)

NET ASSETS, at beginning of the year	16,626,871	82,258,628	9,740,620	629,233	225,730,182	4,311,782	147,267,828	2,615,827	391,167	22,840,223

NET ASSETS, at end of the year	$24,909,835	$91,301,719	$17,242,657	$2,350,256	$231,879,872	$5,858,542	$155,583,290	$4,440,118	$183,284	$19,693,048

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Investment income
Dividends	$-	$448,369	$107,645	$103,344	$3,866,214	$2,780,820	$29,717,824	$13,263	$1,044,779	$74,098

Expenses
Mortality and expense risk fees and administrative charges	46,886	3,200,239	75,259	135,074	3,240,565	507,426	4,217,985	1,579	162,112	107,579

Net investment income (loss)	(46,886)	(2,751,870)	32,386	(31,730)	625,649	2,273,394	25,499,839	11,684	882,667	(33,481)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	134,426	(1,979,011)	(527,502)	282,701	(4,024,566)	454,987	2,392,487	71,578	(13,862,274)	278,822
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	134,426	(1,979,011)	(527,502)	282,701	(4,024,566)	454,987	2,392,487	71,578	(13,862,274)	278,822

Change in net unrealized appreciation/depreciation of investments	242,911	26,278,881	1,046,675	1,339,044	41,097,432	1,863,165	15,469,834	(74,770)	14,957,664	932,468

Net gain (loss) on investments	377,337	24,299,870	519,173	1,621,745	37,072,866	2,318,152	17,862,321	(3,192)	1,095,390	1,211,290

Net increase (decrease) in net assets resulting from operations	330,451	21,548,000	551,559	1,590,015	37,698,515	4,591,546	43,362,160	8,492	1,978,057	1,177,809

Capital transactions:
Transfer of net premiums	1,062,594	2,434,914	-	4,275,209	3,725,206	11,991,345	4,314,146	-	721	2,800,807
Transfers due to death benefits	(40,750)	(1,510,974)	(22,625)	(58,453)	(1,547,325)	(114,656)	(2,846,595)	-	(138,019)	(37,491)
Transfers due to annuity benefit payments	-	(74,537)	-	-	(76,388)	-	(116,463)	-	(991)	-
Transfers due to withdrawal of funds	(100,994)	(17,671,219)	(526,013)	(254,725)	(20,000,521)	(1,030,665)	(29,146,327)	(14,743)	(1,727,278)	(159,376)
Transfers due to loans, net of repayments	-	(3,323)	-	-	(6,820)	-	(15,753)	-	(628)	-
Transfers due to cost of insurance	(17,845)	(905,131)	-	(54,337)	(752,329)	(218,000)	(1,074,560)	(167)	(24,883)	(42,856)
Transfers due to contingent deferred sales charges	-	(928)	(376)	-	(1,430)	-	(2,320)	-	(122)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(20,161)	-	-	(80,648)	-	(36,043)	-	118	-
Transfers between Sub-Accounts and to/from Fixed Account	115,736	(693,017)	(419,439)	111,413	(8,718,397)	619,039	(1,466,274)	(327,085)	(2,379,825)	90,407

Net increase (decrease) in net assets resulting from capital transactions	1,018,741	(18,444,376)	(968,453)	4,019,107	(27,458,652)	11,247,063	(30,390,189)	(341,995)	(4,270,907)	2,651,491

Total increase (decrease)	1,349,192	3,103,624	(416,894)	5,609,122	10,239,863	15,838,609	12,971,971	(333,503)	(2,292,850)	3,829,300

NET ASSETS, at beginning of the year	2,776,066	267,645,429	5,806,801	8,016,262	274,767,599	31,246,749	341,246,971	367,319	17,323,152	6,902,199

NET ASSETS, at end of the year	$4,125,258	$270,749,053	$5,389,907	$13,625,384	$285,007,462	$47,085,358	$354,218,942	$33,816	$15,030,302	$10,731,499

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Investment income
Dividends	$727,334	$5,351	$447,994	$11,532	$-	$-	$9,444	$16,271	$2,635,251

Expenses
Mortality and expense risk fees and administrative charges	658,528	9,397	435,856	445,869	14,298	2,018,151	11,065	12,868	207,325

Net investment income (loss)	68,806	(4,046)	12,138	(434,337)	(14,298)	(2,018,151)	(1,621)	3,403	2,427,926

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	915,146	19,795	(124,327)	-	43,750	(7,264,815)	10,179	(30,774)	(2,533,845)
Realized gain distribution	-	-	-	-	-	-	-	-	344,694

Realized gain (loss)	915,146	19,795	(124,327)	-	43,750	(7,264,815)	10,179	(30,774)	(2,189,151)

Change in net unrealized appreciation/depreciation of investments	6,299,873	96,207	5,643,995	-	267,627	46,561,329	101,012	159,296	3,741,961

Net gain (loss) on investments	7,215,019	116,002	5,519,668	-	311,377	39,296,514	111,191	128,522	1,552,810

Net increase (decrease) in net assets resulting from operations	7,283,825	111,956	5,531,806	(434,337)	297,079	37,278,363	109,570	131,925	3,980,736

Capital transactions:
Transfer of net premiums	1,159,161	308,166	417,393	596,373	725,547	1,537,717	19,271	21,273	1,714,484
Transfers due to death benefits	(192,574)	-	(147,241)	(273,568)	-	(947,309)	(18,367)	(83,743)	(47,387)
Transfers due to annuity benefit payments	(19,892)	-	(1,740)	(28,570)	-	(46,336)	-	-	(2,810)
Transfers due to withdrawal of funds	(4,003,157)	(32,939)	(3,938,211)	(10,059,253)	(31,898)	(9,896,604)	(67,152)	(69,786)	(1,277,602)
Transfers due to loans, net of repayments	6	-	8,445	3,585	-	(7,846)	(788)	(2,074)	1,427
Transfers due to cost of insurance	(151,097)	(2,459)	(66,774)	(29,143)	(5,299)	(611,200)	-	-	(57,075)
Transfers due to contingent deferred sales charges	(803)	-	(1,341)	(1,680)	-	(472)	(94)	(59)	(25)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(11,523)	-	(212)	9,121	-	(22,567)	-	-	332
Transfers between Sub-Accounts and to/from Fixed Account	(2,402,577)	52,342	(1,073,082)	(7,188,212)	12,827	(18,146,872)	28,031	42,043	1,239,857

Net increase (decrease) in net assets resulting from capital transactions	(5,622,456)	325,110	(4,802,763)	(16,971,347)	701,177	(28,141,489)	(39,099)	(92,346)	1,571,201

Total increase (decrease)	1,661,369	437,066	729,043	(17,405,684)	998,256	9,136,874	70,471	39,579	5,551,937

NET ASSETS, at beginning of the year	58,860,135	525,931	41,458,182	49,662,670	691,584	157,181,281	811,030	892,075	16,577,155

NET ASSETS, at end of the year	$60,521,504	$962,997	$42,187,225	$32,256,986	$1,689,840	$166,318,155	$881,501	$931,654	$22,129,092

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)
Investment income
Dividends	$116,649	$23,487	$34,930	$896	$-	$-	$3,828,909	$203,851	$181,887	$66,127

Expenses
Mortality and expense risk fees and administrative charges	35,259	8,051	108,889	7,264	61,369	1,964	3,351,777	188,220	91,318	320,395

Net investment income (loss)	81,390	15,436	(73,959)	(6,368)	(61,369)	(1,964)	477,132	15,631	90,569	(254,268)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,436,906)	(59,527)	(1,038,066)	(612,019)
Realized gain distribution	-	-	-	-	-	-	76,152	5,140	-	83,586

Realized gain (loss)	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,360,754)	(54,387)	(1,038,066)	(528,433)

Change in net unrealized appreciation/depreciation of investments	3,232,964	275,990	3,297,808	177,574	2,799,793	68,086	104,872,390	5,044,211	3,337,057	8,163,301

Net gain (loss) on investments	822,143	254,753	2,440,159	156,133	2,646,573	69,194	82,511,636	4,989,824	2,298,991	7,634,868

Net increase (decrease) in net assets resulting from operations	903,533	270,189	2,366,200	149,765	2,585,204	67,230	82,988,768	5,005,455	2,389,560	7,380,600

Capital transactions:
Transfer of net premiums	81,861	427,742	180,587	322,500	107,096	167,925	5,451,831	9,946,668	1,156,432	714,819
Transfers due to death benefits	(13,659)	-	(99,548)	(743)	(12,823)	-	(1,616,603)	-	(29,544)	-
Transfers due to annuity benefit payments	-	-	(1,758)	-	(482)	-	(51,867)	-	(360)	-
Transfers due to withdrawal of funds	(262,541)	(5,640)	(897,345)	(7,435)	(391,678)	(1,683)	(15,092,841)	(189,136)	(258,612)	(465,353)
Transfers due to loans, net of repayments	(822)	-	2,461	-	405	-	(3,342)	-	2,055	-
Transfers due to cost of insurance	(8,487)	(3,759)	(18,784)	(3,244)	(14,243)	(837)	(914,219)	(87,721)	(27,374)	(117,361)
Transfers due to contingent deferred sales charges	(54)	-	(408)	-	(165)	-	(1,254)	-	(12)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	189	-	132	-	(1,960)	-	(482)	-
Transfers between Sub-Accounts and to/from Fixed Account	729,964	(64,397)	(350,634)	16,001	1,322,966	68,207	(13,780,056)	(976,564)	116,301	(321,699)

Net increase (decrease) in net assets resulting from capital transactions	526,262	353,946	(1,185,240)	327,079	1,011,208	233,612	(26,010,311)	8,693,247	958,404	(189,594)

Total increase (decrease)	1,429,795	624,135	1,180,960	476,844	3,596,412	300,842	56,978,457	13,698,702	3,347,964	7,191,006

NET ASSETS, at beginning of the year	2,632,845	226,088	9,816,130	297,723	4,138,682	65,850	258,786,612	7,060,203	6,154,981	22,566,626

NET ASSETS, at end of the year	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$27,035	$1,854,503	$38,998	$284,002	$13,965	$4,253,030	$103,215	$1,842,477	$63,126	$140,221

Expenses
Mortality and expense risk fees and administrative charges	127,910	1,814,887	36,451	345,973	19,580	2,407,464	57,387	2,172,903	196,272	196,625

Net investment income (loss)	(100,875)	39,616	2,547	(61,971)	(5,615)	1,845,566	45,828	(330,426)	(133,146)	(56,404)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(41,922)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702
Realized gain distribution	35,493	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(6,429)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702

Change in net unrealized appreciation/depreciation of investments	3,636,596	70,975,421	1,102,868	7,820,356	353,536	60,460,325	1,399,887	41,238,159	5,170,287	5,357,400

Net gain (loss) on investments	3,630,167	52,382,144	1,211,973	5,025,318	368,280	50,323,803	1,417,906	42,110,156	5,260,956	5,563,102

Net increase (decrease) in net assets resulting from operations	3,529,292	52,421,760	1,214,520	4,963,347	362,665	52,169,369	1,463,734	41,779,730	5,127,810	5,506,698

Capital transactions:
Transfer of net premiums	7,639,079	2,536,853	1,712,798	341,302	1,347,955	3,047,198	2,770,505	120,101,467	10,234,414	8,967,052
Transfers due to death benefits	-	(631,895)	-	(218,095)	(734)	(1,200,171)	-	(174,022)	-	-
Transfers due to annuity benefit payments	-	(44,476)	-	(2,100)	-	(44,360)	-	-	-	-
Transfers due to withdrawal of funds	(22,444)	(6,539,696)	(26,208)	(3,032,992)	(8,214)	(9,874,469)	(77,891)	(2,301,016)	(177,110)	(180,816)
Transfers due to loans, net of repayments	-	(2,072)	-	4,739	-	3,810	-	102	(1,001)	-
Transfers due to cost of insurance	(46,676)	(565,338)	(17,209)	(50,865)	(8,635)	(696,365)	(26,095)	(1,072,540)	(78,219)	(83,407)
Transfers due to contingent deferred sales charges	-	(63)	-	(784)	-	(852)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(338)	-	439	-	(667)	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	74,915	(16,547,049)	(544,731)	(926,225)	134,710	(10,204,542)	(168,681)	4,350,073	786,106	599,277

Net increase (decrease) in net assets resulting from capital transactions	7,644,874	(21,794,074)	1,124,650	(3,884,581)	1,465,082	(18,970,418)	2,497,838	120,904,064	10,764,190	9,302,106

Total increase (decrease)	11,174,166	30,627,686	2,339,170	1,078,766	1,827,747	33,198,951	3,961,572	162,683,794	15,892,000	14,808,804

NET ASSETS, at beginning of the year	3,883,366	133,616,330	1,469,806	33,135,692	576,721	189,080,000	2,201,697	67,775,784	5,985,439	6,304,084

NET ASSETS, at end of the year	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,083,059	$92,892	$-	$-	$5,009,180	$320,437	$9,560,669	$813,889	$623,449	$778,602

Expenses
Mortality and expense risk fees and administrative charges	464,768	48,550	90,842	2,433	3,002,018	179,869	2,648,094	240,806	1,265,583	1,478,078

Net investment income (loss)	618,291	44,342	(90,842)	(2,433)	2,007,162	140,568	6,912,575	573,083	(642,134)	(699,476)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	(850,076)	57,274	(2,126,126)	1,054
Realized gain distribution	-	-	-	-	-	-	2,402,381	150,106	90,818	115,508

Realized gain (loss)	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	1,552,305	207,380	(2,035,308)	116,562

Change in net unrealized appreciation/depreciation of investments	7,787,144	734,061	2,934,508	47,110	25,502,826	987,182	9,608,335	681,930	22,554,248	25,980,184

Net gain (loss) on investments	6,574,557	744,739	1,828,130	48,940	20,049,454	1,012,132	11,160,640	889,310	20,518,940	26,096,746

Net increase (decrease) in net assets resulting from operations	7,192,848	789,081	1,737,288	46,507	22,056,616	1,152,700	18,073,215	1,462,393	19,876,806	25,397,270

Capital transactions:
Transfer of net premiums	500,103	2,225,633	146,792	146,070	3,735,463	11,223,696	3,313,642	15,537,632	3,275,887	82,539,825
Transfers due to death benefits	(310,830)	-	(120,516)	-	(1,965,391)	(120,751)	(2,367,184)	(124,744)	(788,247)	-
Transfers due to annuity benefit payments	(2,578)	-	-	-	(74,964)	-	(69,189)	-	-	-
Transfers due to withdrawal of funds	(3,404,127)	(14,394)	(717,576)	(7,429)	(15,142,932)	(228,770)	(15,996,396)	(288,002)	(3,552,061)	(2,335,711)
Transfers due to loans, net of repayments	18,757	-	578	-	132	-	(24,844)	-	-	-
Transfers due to cost of insurance	(60,965)	(21,166)	(14,928)	(673)	(840,355)	(81,392)	(645,356)	(104,829)	(727,147)	(753,547)
Transfers due to contingent deferred sales charges	(734)	-	(272)	-	(168)	-	(960)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	220	-	-	-	(2,391)	-	338	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	1,614,190	961,108	(436,692)	(9,823)	25,013,305	3,266,194	25,911,517	4,691,855	10,610,491	7,181,604

Net increase (decrease) in net assets resulting from capital transactions	(1,645,964)	3,151,181	(1,142,614)	128,145	10,722,699	14,058,977	10,121,568	19,711,912	8,818,923	86,632,171

Total increase (decrease)	5,546,884	3,940,262	594,674	174,652	32,779,315	15,211,677	28,194,783	21,174,305	28,695,729	112,029,441

NET ASSETS, at beginning of the year	40,282,036	1,593,522	8,779,691	100,012	231,483,141	5,852,201	212,038,822	7,765,791	86,407,956	49,231,624

NET ASSETS, at end of the year	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account
	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$42	$6,828	$3,719,230	$168,250	$1,965,187	$184,375	$412,000	$585,099	$1,779,741	$101,036

Expenses
Mortality and expense risk fees and administrative charges	10,525	22,874	976,223	50,598	1,012,757	88,722	826,805	1,216,267	1,968,050	112,612

Net investment income (loss)	(10,483)	(16,046)	2,743,007	117,652	952,430	95,653	(414,805)	(631,168)	(188,309)	(11,576)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,555,484)	1,122,709	(4,994,130)	(60,917)
Realized gain distribution	-	-	-	-	-	-	57,045	82,478	-	-

Realized gain (loss)	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,498,439)	1,205,187	(4,994,130)	(60,917)

Change in net unrealized appreciation/depreciation of investments	352,124	795,179	16,518,886	559,980	31,642,317	2,076,317	15,040,106	17,485,084	47,122,306	2,669,044

Net gain (loss) on investments	398,545	900,398	10,396,501	548,862	22,317,782	2,080,912	13,541,667	18,690,271	42,128,176	2,608,127

Net increase (decrease) in net assets resulting from operations	388,062	884,352	13,139,508	666,514	23,270,212	2,176,565	13,126,862	18,059,103	41,939,867	2,596,551

Capital transactions:
Transfer of net premiums	426,835	773,997	1,190,532	2,702,244	1,044,928	7,359,577	3,158,321	60,624,364	3,353,769	4,347,970
Transfers due to death benefits	-	-	(659,928)	-	(805,397)	-	(258,357)	(622,424)	(742,449)	(1,466)
Transfers due to annuity benefit payments	-	-	(36,377)	-	(17,763)	-	-	-	(48,978)	-
Transfers due to withdrawal of funds	(27,865)	(86,614)	(5,738,170)	(66,257)	(6,796,417)	(40,154)	(3,347,481)	(3,750,360)	(6,973,542)	(98,525)
Transfers due to loans, net of repayments	-	-	(2,495)	-	(4,383)	-	887	-	3,646	-
Transfers due to cost of insurance	(3,103)	(6,829)	(189,689)	(22,169)	(196,765)	(34,765)	(476,636)	(610,315)	(644,975)	(53,278)
Transfers due to contingent deferred sales charges	-	-	(356)	-	(372)	-	(60)	-	(474)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	3,820	-	1,878	-	-	-	(2,343)	-
Transfers between Sub-Accounts and to/from Fixed Account	886,203	1,223,070	(3,264,423)	547,109	(4,399,904)	501,359	14,243,551	31,447,904	(4,715,013)	(738,371)

Net increase (decrease) in net assets resulting from capital transactions	1,282,070	1,903,624	(8,697,086)	3,160,927	(11,174,195)	7,786,017	13,320,225	87,089,169	(9,770,359)	3,456,330

Total increase (decrease)	1,670,132	2,787,976	4,442,422	3,827,441	12,096,017	9,962,582	26,447,087	105,148,272	32,169,508	6,052,881

NET ASSETS, at beginning of the year	215,870	569,999	92,442,257	1,680,869	96,960,898	1,250,374	51,048,049	38,374,763	145,787,716	4,753,818

NET ASSETS, at end of the year	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)
Investment income
Dividends	$-	$-	$966,767	$23,510	$1,541,310	$1,654,924	$50,430	$5,108	$12,442	$59,072

Expenses
Mortality and expense risk fees and administrative charges	58,255	2,945	510,184	10,203	5,128,943	5,029,463	133,984	11,846	50,616	60,927

Net investment income (loss)	(58,255)	(2,945)	456,583	13,307	(3,587,633)	(3,374,539)	(83,554)	(6,738)	(38,174)	(1,855)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(339,708)	(10,387)	(1,088,359)	12,144	(8,358,915)	145,644	(2,094,088)	875	(926,940)	(591,739)
Realized gain distribution	-	-	-	-	535,815	593,325	-	-	-	-

Realized gain (loss)	(339,708)	(10,387)	(1,088,359)	12,144	(7,823,100)	738,969	(2,094,088)	875	(926,940)	(591,739)

Change in net unrealized appreciation/depreciation of investments	996,828	58,407	9,907,211	224,472	110,218,949	114,787,832	6,424,586	337,429	2,271,587	2,204,762

Net gain (loss) on investments	657,120	48,020	8,818,852	236,616	102,395,849	115,526,801	4,330,498	338,304	1,344,647	1,613,023

Net increase (decrease) in net assets resulting from operations	598,865	45,075	9,275,435	249,923	98,808,216	112,152,262	4,246,944	331,566	1,306,473	1,611,168

Capital transactions:
Transfer of net premiums	137,034	186,584	17,047,394	541,043	22,405,026	288,623,330	229,490	511,519	77,120	75,311
Transfers due to death benefits	(7,894)	-	(367,324)	-	(1,664,257)	(587,351)	(31,125)	(746)	(9,531)	(18,295)
Transfers due to annuity benefit payments	(504)	-	(18,125)	-	-	-	(2,313)	-	-	(893)
Transfers due to withdrawal of funds	(392,277)	(3,621)	(1,301,872)	(396)	(11,028,156)	(6,163,677)	(552,397)	(16,207)	(526,279)	(331,903)
Transfers due to loans, net of repayments	(162)	-	6,210	-	(7,054)	-	-	-	3,339	-
Transfers due to cost of insurance	(11,180)	(1,351)	(24,676)	(2,836)	(3,718,853)	(2,664,094)	(40,059)	(5,486)	-	(16,615)
Transfers due to contingent deferred sales charges	(45)	-	(365)	-	-	-	-	-	(331)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	143	-	1,371	-	-	-	527	-	-	158
Transfers between Sub-Accounts and to/from Fixed Account	202,831	82,259	795,261	(24,886)	5,498,548	(16,747,665)	(461,029)	(61,259)	(242,005)	(299,700)

Net increase (decrease) in net assets resulting from capital transactions	(72,054)	263,871	16,137,874	512,925	11,485,254	262,460,543	(856,906)	427,821	(697,687)	(591,937)

Total increase (decrease)	526,811	308,946	25,413,309	762,848	110,293,470	374,612,805	3,390,038	759,387	608,786	1,019,231

NET ASSETS, at beginning of the year	5,502,423	116,586	30,123,931	408,045	349,624,221	184,439,428	10,549,156	443,005	3,529,269	5,586,976

NET ASSETS, at end of the year	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account
	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$4,579	$26,179	$1,673,863	$1,905,319	$16,721	$47	$-	$133,247	$4,082	$-

Expenses
Mortality and expense risk fees and administrative charges	5,579	47,023	3,534,289	3,861,081	376,441	23,857	5,099	252,629	16,198	55,913

Net investment income (loss)	(1,000)	(20,844)	(1,860,426)	(1,955,762)	(359,720)	(23,810)	(5,099)	(119,382)	(12,116)	(55,913)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,362	(352,386)	(5,516,630)	1,355,291	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)
Realized gain distribution	-	-	299,760	348,797	-	-	-	-	-	-

Realized gain (loss)	6,362	(352,386)	(5,216,870)	1,704,088	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)

Change in net unrealized appreciation/depreciation of investments	133,137	1,306,360	68,494,651	72,713,739	(109)	933,602	162,766	10,771,974	356,592	19,924,196

Net gain (loss) on investments	139,499	953,974	63,277,781	74,417,827	2,102	777,425	175,550	7,608,048	404,085	(1,730,741)

Net increase (decrease) in net assets resulting from operations	138,499	933,130	61,417,355	72,462,065	(357,618)	753,615	170,451	7,488,666	391,969	(1,786,654)

Capital transactions:
Transfer of net premiums	263,273	47,797	15,877,218	212,569,198	5,443,792	73,849	355,336	372,511	559,774	130,920
Transfers due to death benefits	(741)	(15,234)	(1,699,118)	(628,436)	(485,684)	-	-	(202,287)	-	(41,696)
Transfers due to annuity benefit payments	-	-	-	-	(34,089)	(917)	-	(1,482)	-	(428)
Transfers due to withdrawal of funds	(3,633)	(311,046)	(11,085,878)	(7,814,343)	(12,955,862)	(92,409)	(5,645)	(1,638,693)	(15,886)	(358,786)
Transfers due to loans, net of repayments	-	317	(2,462)	-	(4,781)	760	-	(1,748)	-	649
Transfers due to cost of insurance	(2,509)	-	(2,391,970)	(2,013,703)	(25,477)	(2,193)	(2,170)	(39,832)	(5,559)	(6,694)
Transfers due to contingent deferred sales charges	-	(273)	-	-	(238)	(44)	-	(472)	-	(12)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	12,656	287	-	409	-	141
Transfers between Sub-Accounts and to/from Fixed Account	(34,313)	(167,703)	7,345,059	(18,157,333)	8,441,552	402,087	(28,922)	15,763,464	610,478	(16,906,808)

Net increase (decrease) in net assets resulting from capital transactions	222,077	(446,142)	8,042,849	183,955,383	391,869	381,420	318,600	14,251,870	1,148,807	(17,182,714)

Total increase (decrease)	360,576	486,988	69,460,204	256,417,448	34,251	1,135,035	489,050	21,740,536	1,540,776	(18,969,368)

NET ASSETS, at beginning of the year	198,409	3,425,541	247,688,800	146,772,250	27,479,929	1,363,211	189,385	10,058,000	309,829	18,969,368

NET ASSETS, at end of the year	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$568,172	$117,102	$94,119	$2,024	$274,274	$27,020	$57,523	$6,819	$5,229,806

Expenses
Mortality and expense risk fees and administrative charges	1,892	254,187	54,735	206,154	5,273	231,507	27,290	363,085	55,732	2,623,950

Net investment income (loss)	(1,892)	313,985	62,367	(112,035)	(3,249)	42,767	(270)	(305,562)	(48,913)	2,605,856

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,888,564)	(6,780)	(1,593,775)	67,823	(12,122,016)
Realized gain distribution	-	-	-	-	-	443,390	44,276	-	-	-

Realized gain (loss)	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,445,174)	37,496	(1,593,775)	67,823	(12,122,016)

Change in net unrealized appreciation/depreciation of investments	(6,145)	6,725,804	1,086,850	6,462,842	105,757	6,347,958	573,832	13,642,430	1,480,842	58,710,388

Net gain (loss) on investments	(12,474)	5,083,994	1,098,525	5,399,819	119,437	4,902,784	611,328	12,048,655	1,548,665	46,588,372

Net increase (decrease) in net assets resulting from operations	(14,366)	5,397,979	1,160,892	5,287,784	116,188	4,945,551	611,058	11,743,093	1,499,752	49,194,228

Capital transactions:
Transfer of net premiums	313,949	723,205	2,942,196	199,771	284,156	470,799	1,186,258	675,251	2,364,549	3,834,140
Transfers due to death benefits	-	(168,441)	-	(119,927)	(743)	(145,486)	-	(202,392)	(1,486)	(1,304,203)
Transfers due to annuity benefit payments	-	(17,576)	-	(2,354)	-	(1,891)	-	(5,470)	-	(49,814)
Transfers due to withdrawal of funds	(1,853)	(1,245,614)	(58,436)	(1,369,544)	(2,448)	(1,606,685)	(31,226)	(2,537,569)	(51,273)	(10,723,751)
Transfers due to loans, net of repayments	-	15,557	-	949	-	(507)	-	791	-	1,127
Transfers due to cost of insurance	(806)	(52,439)	(19,754)	(38,541)	(1,905)	(42,670)	(11,992)	(85,719)	(23,447)	(776,055)
Transfers due to contingent deferred sales charges	-	(214)	-	(160)	-	(153)	-	(81)	-	(223)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,447	-	530	-	(286)	-	799	-	(44)
Transfers between Sub-Accounts and to/from Fixed Account	(662,625)	57,740	88,158	(512,154)	(15,684)	(494,368)	(128,278)	4,712,052	(122,169)	(2,951,692)

Net increase (decrease) in net assets resulting from capital transactions	(351,335)	(686,335)	2,952,164	(1,841,430)	263,376	(1,821,247)	1,014,762	2,557,662	2,166,174	(11,970,515)

Total increase (decrease)	(365,701)	4,711,644	4,113,056	3,446,354	379,564	3,124,304	1,625,820	14,300,755	3,665,926	37,223,713

NET ASSETS, at beginning of the year	365,701	19,853,013	1,865,905	18,558,449	167,683	22,388,622	1,116,438	26,610,971	1,752,395	205,312,190

NET ASSETS, at end of the year	$-	$24,564,657	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$323,441	$3,821	$229	$-	$-	$834	$4,797,652	$83,617	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	161,179	14,169	1,797	785,532	94,084	2,354	2,507,235	41,405	1,625,679	21,068

Net investment income (loss)	162,262	(10,348)	(1,568)	(785,532)	(94,084)	(1,520)	2,290,417	42,212	(1,625,679)	(21,068)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	14,593	(10,742,000)	(2,821)	(4,462,862)	55,921
Realized gain distribution	-	-	-	-	-	13,798	-	-	-	-

Realized gain (loss)	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	28,391	(10,742,000)	(2,821)	(4,462,862)	55,921

Change in net unrealized appreciation/depreciation of investments	3,637,494	2,159,140	(10,865)	29,787,009	2,721,336	36,402	59,786,882	950,543	47,496,385	594,363

Net gain (loss) on investments	3,588,587	346,472	44,025	26,381,546	2,773,497	64,793	49,044,882	947,722	43,033,523	650,284

Net increase (decrease) in net assets resulting from operations	3,750,849	336,124	42,457	25,596,014	2,679,413	63,273	51,335,299	989,934	41,407,844	629,216

Capital transactions:
Transfer of net premiums	7,740,454	47,014	104,385	1,299,974	4,265,151	404,494	3,544,494	1,925,648	2,328,101	1,380,098
Transfers due to death benefits	(116,646)	(2,894)	-	(550,704)	(724)	-	(1,035,894)	(714)	(564,542)	-
Transfers due to annuity benefit payments	-	-	-	(7,010)	-	-	(50,880)	-	(32,066)	-
Transfers due to withdrawal of funds	(136,018)	(193,758)	(444)	(4,633,944)	(77,963)	(2,040)	(8,876,282)	(51,312)	(5,329,258)	(14,528)
Transfers due to loans, net of repayments	-	232	-	(1,861)	-	-	(1,716)	-	(883)	-
Transfers due to cost of insurance	(75,375)	(3,464)	(871)	(144,510)	(41,256)	(1,080)	(805,409)	(19,432)	(525,754)	(9,532)
Transfers due to contingent deferred sales charges	-	(25)	-	(1,273)	-	-	(268)	-	(220)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	965	-	-	(757)	-	(330)	-
Transfers between Sub-Accounts and to/from Fixed Account	(770,977)	(4,280,116)	(482,834)	(1,386,947)	(778,910)	164,586	(6,292,826)	(135,913)	(9,395,623)	(134,255)

Net increase (decrease) in net assets resulting from capital transactions	6,641,438	(4,433,011)	(379,764)	(5,425,310)	3,366,298	565,960	(13,519,538)	1,718,277	(13,520,575)	1,221,783

Total increase (decrease)	10,392,287	(4,096,887)	(337,307)	20,170,704	6,045,711	629,233	37,815,761	2,708,211	27,887,269	1,850,999

NET ASSETS, at beginning of the year	6,234,584	4,096,887	337,307	62,087,924	3,694,909	-	187,914,421	1,603,571	119,380,559	764,828

NET ASSETS, at end of the year	$16,626,871	$-	$-	$82,258,628	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$-	$-	$86	$784,201	$-	$85,733	$5,470,214	$-	$-	$41,852	$746,803

Expenses
Mortality and expense risk fees and administrative charges	10,689	270,348	26,643	2,922,614	78,457	76,837	2,887,645	5,180	188,350	60,242	571,027

Net investment income (loss)	(10,689)	(270,348)	(26,557)	(2,138,413)	(78,457)	8,896	2,582,569	(5,180)	(188,350)	(18,390)	175,776

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	(9,414)	(12,091,582)	24,108	(30,127,829)	24,992	(547,319)
Realized gain distribution	-	-	-	-	-	95,071	5,215,785	-	-	-	-

Realized gain (loss)	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	85,657	(6,875,797)	24,108	(30,127,829)	24,992	(547,319)

Change in net unrealized appreciation/depreciation of investments	135,388	12,046,016	760,111	98,081,168	1,857,187	1,948,775	83,554,530	102,310	34,230,102	1,709,541	16,486,715

Net gain (loss) on investments	157,593	4,634,195	743,867	86,127,537	498,696	2,034,432	76,678,733	126,418	4,102,273	1,734,533	15,939,396

Net increase (decrease) in net assets resulting from operations	146,904	4,363,847	717,310	83,989,124	420,239	2,043,328	79,261,302	121,238	3,913,923	1,716,143	16,115,172

Capital transactions:
Transfer of net premiums	328,424	114,457	1,205,465	3,729,303	27,090	3,495,191	4,286,154	197,264	124,340	3,262,270	1,232,047
Transfers due to death benefits	-	(233,066)	(742)	(1,507,566)	(63,145)	(735)	(1,750,820)	-	(196,401)	(719)	(139,772)
Transfers due to annuity benefit payments	-	(13,362)	-	(58,487)	-	-	(54,348)	-	(961)	-	(14,657)
Transfers due to withdrawal of funds	(51,013)	(1,643,385)	(22,538)	(12,237,455)	(878,357)	(97,803)	(13,637,930)	(5,452)	(1,524,904)	(82,449)	(2,909,634)
Transfers due to loans, net of repayments	-	(10,407)	-	7,755	-	-	(44)	-	(1,505)	-	(575)
Transfers due to cost of insurance	(4,732)	(42,333)	(12,474)	(855,570)	-	(34,309)	(703,836)	(2,447)	(28,960)	(28,635)	(147,058)
Transfers due to contingent deferred sales charges	-	(390)	-	(732)	(326)	-	(1,052)	-	(120)	-	(422)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	977	-	(1,501)	-	-	530	-	102	-	870
Transfers between Sub-Accounts and to/from Fixed Account	(826,671)	(6,694,069)	(57,385)	(22,688,172)	(795,848)	(596,475)	(18,356,030)	(172,534)	(465,337)	(317,737)	(949,972)

Net increase (decrease) in net assets resulting from capital transactions	(553,992)	(8,521,578)	1,112,326	(33,612,425)	(1,710,586)	2,765,869	(30,217,376)	16,831	(2,093,746)	2,832,730	(2,929,173)

Total increase (decrease)	(407,088)	(4,157,731)	1,829,636	50,376,699	(1,290,347)	4,809,197	49,043,926	138,069	1,820,177	4,548,873	13,185,999

NET ASSETS, at beginning of the year	798,255	26,997,954	946,430	217,268,730	7,097,148	3,207,065	225,723,673	229,250	15,502,975	2,353,326	45,674,136

NET ASSETS, at end of the year	$391,167	$22,840,223	$2,776,066	$267,645,429	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Investment income
Dividends	$3,161	$734,445	$-	$-	$241,593	$37,508	$1,600,743	$13,594	$-	$769,968

Expenses
Mortality and expense risk fees and administrative charges	3,707	408,075	6,200	1,747,359	734,886	290,373	3,758,846	9,236	11,972	152,335

Net investment income (loss)	(546)	326,370	(6,200)	(1,747,359)	(493,293)	(252,865)	(2,158,103)	4,358	(11,972)	617,633

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(19,149)	(5,974,481)	(55,728)	(112,597)	(2,655,587)
Realized gain distribution	-	-	-	-	-	11,755	241,262	-	-	1,340,837

Realized gain (loss)	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(7,394)	(5,733,219)	(55,728)	(112,597)	(1,314,750)

Change in net unrealized appreciation/depreciation of investments	88,163	10,296,271	173,145	49,943,948	-	3,990,172	56,613,972	210,107	253,250	5,196,882

Net gain (loss) on investments	87,484	8,711,862	155,788	39,559,877	-	3,982,778	50,880,753	154,379	140,653	3,882,132

Net increase (decrease) in net assets resulting from operations	86,938	9,038,232	149,588	37,812,518	(493,293)	3,729,913	48,722,650	158,737	128,681	4,499,765

Capital transactions:
Transfer of net premiums	343,882	412,253	346,787	2,418,474	1,538,861	14,265,630	5,397,413	134,466	39,543	2,202,194
Transfers due to death benefits	-	(465,946)	-	(719,143)	(686,946)	(1,433)	(2,335,384)	(1,474)	(14,683)	(171,071)
Transfers due to annuity benefit payments	-	(1,519)	-	(32,930)	(30,149)	-	(91,287)	-	-	(2,147)
Transfers due to withdrawal of funds	(3,769)	(3,392,069)	(9,355)	(6,245,415)	(17,563,833)	(260,264)	(21,109,072)	(74,170)	(190,133)	(882,646)
Transfers due to loans, net of repayments	-	5,013	-	9,087	17,069	-	(8,412)	291	134	1,278
Transfers due to cost of insurance	(1,494)	(66,050)	(2,795)	(548,343)	(50,062)	(135,958)	(1,006,630)	-	-	(45,918)
Transfers due to contingent deferred sales charges	-	(831)	-	(325)	(1,866)	-	(1,835)	(51)	(57)	(9)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	248	-	(1,620)	6,774	-	1,935	-	-	(272)
Transfers between Sub-Accounts and to/from Fixed Account	(11,474)	(1,492,874)	(18,473)	(4,630,230)	(11,476,944)	2,170,863	4,891,397	(55,056)	(88,502)	1,079,150

Net increase (decrease) in net assets resulting from capital transactions	327,145	(5,001,775)	316,164	(9,750,445)	(28,247,096)	16,038,838	(14,261,875)	4,006	(253,698)	2,180,559

Total increase (decrease)	414,083	4,036,457	465,752	28,062,073	(28,740,389)	19,768,751	34,460,775	162,743	(125,017)	6,680,324

NET ASSETS, at beginning of the year	111,848	37,421,725	225,832	129,119,208	78,403,059	11,477,998	306,786,196	648,287	1,017,092	9,896,831

NET ASSETS, at end of the year	$525,931	$41,458,182	$691,584	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account 4”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eight segments within Separate Account 4, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM and MassMutual RetireEase SelectSM.

The assets and liabilities of Separate Account 4 are clearly identified and distinguished from MassMutual’s other assets and liabilities. Separate Account 4 assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF SEPARATE ACCOUNT 4’S ASSETS

As of December 31, 2010, Separate Account 4 consists of fifty-six sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the eight segments of Separate Account 4:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account (Initial Class and Service Class 2)	Fidelity® VIP Contrafund® Portfolio [1] (Initial Class and Service Class 2)

ING Clarion Global Real Estate Sub-Account	ING Clarion Global Real Estate Portfolio [2]

Invesco V.I. Financial Services Sub-Account [4] (Series I and Series II)	Invesco V.I. Financial Services Fund [3,4] (Series I and Series II)

Invesco V.I. Global Health Care Sub-Account [5] (Series I and Series II)	Invesco V.I. Global Health Care Fund [3,5] (Series I and Series II)

Invesco V.I. Technology Sub-Account [6] (Series I and Series II)	Invesco V.I. Technology Fund [3,6] (Series I and Series II)

MML Aggressive Allocation Sub-Account (Initial Class and Service Class)	MML Aggressive Allocation Fund [7] (Initial Class and Service Class)

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Initial Class and Service Class)	MML Small/Mid Cap Value Fund [7] (Initial Class and Service Class)

MML American Century Mid Cap Value Sub-Account (Initial Class and Service Class)	MML Mid Cap Value Fund [7] (Initial Class and Service Class)

MML American Funds® Core Allocation Sub-Account	MML American Funds® Core Allocation Fund [7]

MML American Funds® Growth Sub-Account	MML American Funds® Growth Fund [7]

MML American Funds® International Sub-Account	MML American Funds® International Fund [7]

MML Babson Blend Sub-Account (Initial Class and Service Class)	MML Blend Fund [8] (Initial Class and Service Class)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class and Service Class)	MML Enhanced Index Core Equity Fund [8] (Initial Class and Service Class)

MML Babson High Yield Sub-Account [9]	MML High Yield Fund [8,9]

MML Babson Inflation-Protected and Income Sub-Account (Initial Class and Service Class)	MML Inflation-Protected and Income Fund [8] (Initial Class and Service Class)

MML Babson Managed Bond Sub-Account (Initial Class and Service Class)	MML Managed Bond Fund [8] (Initial Class and Service Class)

MML Babson Short-Duration Bond Sub-Account [9]	MML Short-Duration Bond Fund [8,9]

MML Balanced Allocation Sub-Account (Initial Class and Service Class)	MML Balanced Allocation Fund [7] (Initial Class and Service Class)

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Baring China Sub-Account	MML China Fund [8]

MML Baring Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [8]

MML Capital Guardian Asset Allocation Sub-Account (Initial Class and Service Class)	MML Asset Allocation Fund [7] (Initial Class and Service Class)

MML Conservative Allocation Sub-Account (Initial Class and Service Class)	MML Conservative Allocation Fund [7] (Initial Class and Service Class)

MML Davis Large Cap Value Sub-Account (Initial Class and Service Class)	MML Large Cap Value Fund [7] (Initial Class and Service Class)

MML Emerging Growth Sub-Account (Initial Class and Service Class)	MML Emerging Growth Fund [7] (Initial Class and Service Class)

MML Equity Index Sub-Account (Class I and Service Class I)	MML Equity Index Fund [7] (Class I and Service Class I)

MML Growth & Income Sub-Account [10] (Initial Class and Service Class)	MML Growth & Income Fund [7] (Initial Class and Service Class)

MML Growth Allocation Sub-Account (Initial Class and Service Class)	MML Growth Allocation Fund [7] (Initial Class and Service Class)

MML Income & Growth [11] Sub-Account (Initial Class and Service Class)	MML Income & Growth Fund [7] (Initial Class and Service Class)

MML Legg Mason Concentrated Growth Sub-Account (Class I, II and Service Class I)	MML Concentrated Growth Fund [7] (Class I, II and Service Class I)

MML MFS Global Sub-Account (Class I, II, and Service Class I)	MML Global Fund [7] (Class I, II and Service Class I)

MML Moderate Allocation Sub-Account (Initial Class and Service Class)	MML Moderate Allocation Fund [7] (Initial Class and Service Class)

MML Money Market Sub-Account	MML Money Market Fund [8]

MML NASDAQ-100® Sub-Account [12] (Initial Class and Service Class)	MML NASDAQ-100® Fund [7,12] (Initial Class and Service Class)

MML Oppenheimer Small Cap Equity Sub-Account (Initial Class and Service Class)	MML Small Cap Equity Fund [8] (Initial Class and Service Class)

MML Oppenheimer/Loomis Sayles Equity [13] Sub-Account (Initial Class and Service Class)	MML Equity Fund [8] (Initial Class and Service Class)

MML Rainier Large Cap Growth Sub-Account (Initial Class and Service Class)	MML Large Cap Growth Fund [7] (Initial Class and Service Class)

MML Small Cap Index Sub-Account (Initial Class and Service Class)	MML Small Cap Index Fund [7] (Initial Class and Service Class)

MML T. Rowe Price Blue Chip Growth Sub-Account (Initial Class and Service Class)	MML Blue Chip Growth Fund [7] (Initial Class and Service Class)

MML T. Rowe Price Equity Income Sub-Account (Initial Class and Service Class)	MML Equity Income Fund [7] (Initial Class and Service Class)

MML T. Rowe Price Mid Cap Growth Sub-Account (Initial Class and Service Class)	MML Mid Cap Growth Fund [7] (Initial Class and Service Class)

MML T. Rowe Price Small Company Value Sub-Account	MML Small Company Value Fund [7]

MML Templeton Foreign Sub-Account (Initial Class and Service Class)	MML Foreign Fund [7] (Initial Class and Service Class)

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Initial Class and Service Class)	MML Small Cap Growth Equity Fund [7] (Initial Class and Service Class)

Oppenheimer Balanced Sub-Account (Service and Non-Service)	Oppenheimer Balanced Fund/VA [14] (Service and Non-Service)

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Oppenheimer Capital Appreciation Sub-Account (Service and Non-Service)	Oppenheimer Capital Appreciation Fund/VA [14] (Service and Non-Service)

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA [14]

Oppenheimer Global Securities Sub-Account (Service and Non-Service)	Oppenheimer Global Securities Fund/VA [14] (Service and Non-Service)

Oppenheimer Global Strategic Income Sub-Account [15] (Service and Non-Service)	Oppenheimer Global Strategic Income Fund/VA [14,15] (Service and Non-Service)

Oppenheimer High Income Sub-Account (Service and Non-Service)	Oppenheimer High Income Fund/VA [14] (Service and Non-Service)

Oppenheimer International Growth Sub-Account (Service and Non-Service)	Oppenheimer International Growth Fund/VA [14] (Service and Non-Service)

Oppenheimer Main Street Sub-Account (Service and Non-Service)	Oppenheimer Main Street Fund®/VA [14] (Service and Non-Service)

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA [14]

Oppenheimer Small- & Mid-Cap Growth Sub-Account [16] (Service and Non-Service)	Oppenheimer Small- & Mid-Cap Growth Fund/VA [14,16] (Service and Non-Service)

Panorama Growth Sub-Account	Panorama Growth Portfolio [14]

Panorama Total Return Sub-Account	Panorama Total Return Portfolio [14]

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [17]

In addition to the fifty-six sub-accounts, some contract owners may also allocate funds to the Fixed Account which is part of MassMutual’s general investment account. The general investment account is not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	ING Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Aim Advisors, Inc. is the investment adviser to the listed Funds.
[4]	Prior to April 30, 2010, Invesco V.I. Financial Services was formerly known as AIM V.I. Financial Services.
[5]	Prior to April 30, 2010, Invesco V.I. Global Health Care was formerly known as AIM V.I. Global Health Care.
[6]	Prior to April 30, 2010, Invesco V.I. Technology was formerly known as AIM V.I. Technology.
[7]	MassMutual is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[8]	MassMutual is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[9]	Commencement of operations, effective May 3, 2010.
[10]	Prior to August 20, 2010, MML Growth & Income was formerly known as MML Capital Guardian Growth & Income.
[11]	Prior to August 20, 2010, MML Income & Growth was formerly known as MML American Century Income & Growth.
[12]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund/Sub-Account has not been passed on by NASDAQ as to its legality or suitability. The Fund/Sub-Account is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to The Fund/Sub-Account.

[13]	Prior to March 15, 2010, MML Oppenheimer/Loomis Sayles Equity was formerly known as MML Oppenheimer/Bernstein Equity.
[14]	OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the listed Funds/Portfolios.
[15]	Prior to April 30, 2010, Oppenheimer Global Strategic Income was formerly known as Oppenheimer Strategic Bond.
[16]	Prior to April 30, 2010, Oppenheimer Small-& Mid-Cap Growth was formerly known as Oppenheimer MidCap.
[17]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

3.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (FASB) issued FASB Accounting Standards Codification (ASC) effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC is an aggregation of previously issued authoritative U.S. generally accepted accounting principles (herein referred to as “generally accepted accounting principles”) in one comprehensive set of guidance organized by subject area. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to generally accepted accounting principles will be incorporated into the ASC through Accounting Standards Updates (ASU).

The following is a summary of significant accounting policies followed by Separate Account 4 in preparation of the financial statements in conformity with generally accepted accounting principles.

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on Separate Account 4’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 4.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, Separate Account 4 transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of Separate Account 4 by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

Separate Account 4 maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust Separate Account 4. Net transfers from Separate Account 4 to MassMutual totaled $686,714 for the year ended December 31, 2010. Net transfers from MassMutual to Separate Account 4 totaled $30,650 for the year ended December 31, 2009. The reserve is subject to a maximum of 3% of Separate Account 4’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

I.	Fair Value Measurements

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update requires the additional disclosure of transfers in and out of Level 1 and Level 2 fair value measurements as well as descriptions of the reasons for the transfers. It also requires separate presentation of purchases, sales, issuances and settlements within the Level 3 reconciliation, which is the schedule for fair value measurements using significant unobservable inputs. This update further clarifies the existing disclosure requirements that a reporting entity should provide fair value measurement disclosure for each class of assets and liabilities. It also requires that the valuation methods and inputs used to develop these fair value measurements be disclosed. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward activity of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Adoption of this standard did not have a significant impact on the Account.

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL STATEMENTS

The Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Separate Account 4 generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in Separate Account 4. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of Separate Account 4 are measured at fair value on a recurring basis. All the net assets are categorized as Level 1 as of December 31, 2010. There has been no movement between levels for the year ending December 31, 2010.

Separate Account 4 does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under U.S. generally accepted accounting principles.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts are sold by both registered representatives of MML Investors Services, Inc. (“MMLISI”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account 4, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. Commissions for sales of contracts by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and Separate Account 4.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$13,561,061	$8,898,407	$4,389,219	$581,007	$578,263	$1,085,526	$552,101	$1,272,682	$797,683	$5,107,261	$7,339,987	$8,695,405
Proceeds from sales	(42,275,905)	(1,884,848)	(1,974,267)	(1,483,243)	(142,658)	(2,373,279)	(174,347)	(2,081,576)	(149,088)	(4,069,407)	(2,431,055)	(32,836,882)

	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$2,322,410	$7,566,652	$3,265,325	$86,258,058	$14,043,681	$11,047,045	$5,321,544	$4,069,873	$624,059	$267,605	$1,701,533	$42,859,060
Proceeds from sales	(803,121)	(34,420,723)	(1,052,434)	(12,613,604)	(3,416,559)	(4,049,277)	(8,674,123)	(1,049,490)	(1,837,448)	(166,762)	(188,921)	(50,167,596)

	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$13,068,965	$37,538,173	$33,974,743	$5,889,660	$17,919,386	$56,703,803	$2,235,671	$4,043,785	$4,750,871	$2,394,568	$28,180,079	$63,604,743
Proceeds from sales	(3,649,731)	(41,227,360)	(5,210,869)	(781,362)	(25,823,839)	(18,816,879)	(1,014,570)	(1,019,293)	(15,276,007)	(471,876)	(22,761,222)	(28,124,976)

	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$8,492,981	$5,519,700	$1,263,640	$461,528	$6,788,287	$2,162,635	$3,185,784	$1,724,332	$35,882,017	$132,706,606	$2,927,353	$1,533,458
Proceeds from sales	(20,966,575)	(1,473,417)	(1,079,888)	(57,317)	(6,954,321)	(316,323)	(15,573,782)	(875,779)	(34,698,512)	(20,747,132)	(6,571,920)	(201,155)

	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account
	(Class I)	(Service Class I)	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$739,136	$500,878	$471,297	$710,667	$854,053	$482,197	$37,163,594	$173,412,994	$23,259,604	$960,419	$653,014	$1,850,692
Proceeds from sales	(3,184,817)	(151,845)	(1,157,659)	(1,393,528)	(145,123)	(999,666)	(33,388,471)	(13,758,013)	(25,788,314)	(787,558)	(185,369)	(6,135,456)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Cost of purchases	$855,554	$2,450,268	$5,247,637	$985,626	$213,916	$1,442,551	$1,267,934	$2,894,745	$2,017,782	$13,255,035	$8,237,982	$4,505,830
Proceeds from sales	(475,575)	(4,215,035)	(771,368)	(4,004,394)	(95,901)	(4,842,994)	(480,293)	(7,581,961)	(753,629)	(29,628,108)	(2,330,329)	(16,189,041)

	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)
Cost of purchases	$5,906,122	$1,879,964	$28,791,266	$1,828,089	$3,026,929	$1,742,737	$80,443	$773,703	$1,505,636	$16,623,307	$107,864	$4,934,748
Proceeds from sales	(1,332,029)	(219,690)	(31,011,813)	(634,159)	(21,082,830)	(494,724)	(310,972)	(6,085,296)	(587,447)	(39,584,531)	(1,043,958)	(1,021,624)

	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Cost of purchases	$14,436,599	$17,286,427	$47,554,287	$13,512	$1,226,454	$3,416,007	$4,268,791	$419,017	$2,595,835	$6,317,893	$892,365	$3,137,076
Proceeds from sales	(41,267,226)	(3,676,141)	(58,447,997)	(343,865)	(4,619,511)	(920,397)	(10,007,723)	(82,824)	(7,380,450)	(23,498,111)	(147,402)	(27,134,853)

	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
Cost of purchases	$86,159	$227,002	$7,955,082
Proceeds from sales	(126,870)	(315,933)	(3,908,795)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2010 were as follows:

December 31, 2010	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class)

Units purchased	397,572	618,760	138,694	13,122	82,009	27,880	30,457	27,329	38,901	45,072	581,570
Units withdrawn	(1,829,145)	(54,411)	(71,654)	(75,395)	(8,902)	(103,226)	(4,255)	(92,705)	(1,112)	(88,481)	(85,769)
Units transferred between Sub-Accounts and to/from the Fixed Account	(896,543)	(35,436)	113,157	(91,889)	17,801	(17,916)	12,062	(9,002)	17,566	136,412	37,525

Net increase (decrease)	(2,328,116)	528,913	180,197	(154,162)	90,908	(93,262)	38,264	(74,378)	55,355	93,003	533,326

December 31, 2010 (Continued)	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MM Babson Blend Sub-Account	MM Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	144,177	130,477	191,009	225,538	7,755,803	1,195,762	661,048	123,150	299,343	11,812	11,615
Units withdrawn	(963,761)	(20,373)	(1,330,772)	(21,457)	(981,973)	(121,727)	(93,009)	(514,542)	(27,605)	(84,593)	(1,372)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,471,630)	15,606	(906,879)	(35,122)	495,670	(1,683)	220,011	91,438	(10,876)	(42,392)	581

Net increase (decrease)	(2,291,214)	125,710	(2,046,642)	168,959	7,269,500	1,072,352	788,050	(299,954)	260,862	(115,173)	10,824

December 31, 2010 (Continued)	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Initial Class)

Units purchased	80,109	258,143	759,359	226,611	2,151,203	194,337	270,598	5,181,557	83,527	130,755	109,689
Units withdrawn	(2,651)	(1,942,312)	(86,378)	(1,797,620)	(145,087)	(41,262)	(922,422)	(939,951)	(13,905)	(11,566)	(777,574)
Units transferred between Sub-Accounts and to/from the Fixed Account	67,130	1,465,879	137,674	1,109,650	240,250	347,264	(151,556)	(437,538)	2,292	110,053	(326,990)

Net increase (decrease)	144,588	(218,290)	810,655	(461,359)	2,246,366	500,339	(803,380)	3,804,068	71,914	229,242	(994,875)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2010 (Continued)	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)

Units purchased	164,528	182,001	3,963,690	193,883	403,327	21,780	35,754	395,078	180,948	100,884	137,135
Units withdrawn	(24,526)	(815,187)	(878,024)	(1,151,459)	(45,322)	(61,662)	(2,128)	(359,203)	(13,444)	(897,884)	(16,628)
Units transferred between Sub-Accounts and to/from the Fixed Account	28,573	1,187,987	505,463	(102,490)	33,793	51,891	4,256	(45,716)	(270)	(333,743)	(19,241)

Net increase (decrease)	168,575	554,801	3,591,129	(1,060,066)	391,798	12,009	37,882	(9,841)	167,234	(1,130,743)	101,266

December 31, 2010 (Continued)	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)
Units purchased	1,690,115	14,373,188	49,404	105,501	21,902	40,766	10,767	14,380	77,187	5,776	940,188
Units withdrawn	(2,353,953)	(2,283,774)	(399,167)	(7,138)	(150,638)	(4,694)	(57,751)	(62,532)	(5,666)	(58,830)	(2,036,415)
Units transferred between Sub-Accounts and to/from the Fixed Account	806,001	(198,639)	(67,283)	27,095	(126,580)	9,523	(39,887)	(22,606)	7,503	(10,159)	1,504,751

Net increase (decrease)	142,163	11,890,775	(417,046)	125,458	(255,316)	45,595	(86,871)	(70,758)	79,024	(63,213)	408,524

December 31, 2010 (Continued)	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account	MML NASQAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	18,115,176	345,450	38,676	39,628	47,813	44,109	104,415	448,296	20,247	10,069	41,334
Units withdrawn	(2,146,369)	(1,023,347)	(40,743)	(3,713)	(254,572)	(5,675)	(207,276)	(27,491)	(213,559)	(2,154)	(189,370)
Units transferred between Sub-Accounts and to/from the Fixed Account	408,322	474,626	34,291	(1,253)	(157,205)	(9,030)	(95,909)	(13,830)	(101,873)	3,722	(92,324)

Net increase (decrease)	16,377,129	(203,271)	32,224	34,662	(363,964)	29,404	(198,770)	406,975	(295,185)	11,637	(240,360)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2010 (Continued)	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

Units purchased	85,516	90,882	131,586	296,834	584,297	125,502	493,826	73,428	197,457	83,088	98,457
Units withdrawn	(9,543)	(371,979)	(14,470)	(1,659,916)	(61,328)	(572,986)	(41,246)	(5,427)	(1,242,491)	(13,740)	(728,312)
Units transferred between Sub-Accounts and to/from the Fixed Account	(27,760)	(72,451)	(3,516)	(338,335)	(25,552)	(230,558)	(48,981)	36,469	934,592	41,032	(822,525)

Net increase (decrease)	48,213	(353,548)	113,600	(1,701,417)	497,417	(678,042)	403,599	104,470	(110,442)	110,380	(1,452,380)

December 31, 2010 (Continued)	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account
	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Units purchased	77,505	-	82	104,383	246,788	1	308,370	296,744	917,817	315,907	-
Units withdrawn	(5,537)	(302)	(302,819)	(15,395)	(1,975,217)	(48,480)	(26,271)	(1,559,717)	(103,237)	(2,299,222)	(410)
Units transferred between Sub-Accounts and to/from the Fixed Account	11,902	(26,485)	(266,222)	13,104	81,901	(37,510)	9,012	(566,812)	33,039	(167,781)	(111,918)

Net increase (decrease)	83,870	(26,787)	(568,959)	102,092	(1,646,528)	(85,989)	291,111	(1,829,785)	847,619	(2,151,096)	(112,328)

December 31, 2010 (Continued)	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Units purchased	47	180,698	81,223	29,028	43,904	52,902	72,779	193,235	2,136	2,466
Units withdrawn	(515,353)	(15,467)	(278,489)	(3,316)	(398,937)	(928,830)	(3,943)	(1,230,026)	(7,360)	(13,566)
Units transferred between Sub-Accounts and to/from the Fixed Account	(678,715)	6,368	(157,724)	5,380	(115,527)	(642,098)	3,042	(1,719,102)	2,224	4,371

Net increase (decrease)	(1,194,021)	171,599	(354,990)	31,092	(470,560)	(1,518,026)	71,878	(2,755,893)	(3,000)	(6,729)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2010 (Continued)	PIMCO CommodityRealReturn® Strategy Sub-Account

Units purchased	183,121
Units withdrawn	(153,642)
Units transferred between Sub-Accounts and to/from the Fixed Account	133,947

Net increase (decrease)	163,426

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account

	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	20,359	126,532	19,292	33,276	25,649	16,023	522,570	990,987	166,613	94,018	1,116,265	313,013
Units withdrawn	(67,568)	(1,786)	(99,533)	(1,022)	(81,733)	(532)	(1,622,615)	(26,031)	(43,617)	(75,583)	(12,786)	(919,994)
Units transferred between Sub- Accounts and to/from the Fixed Account	185,538	(11,076)	(36,445)	1,199	174,754	6,923	(1,200,749)	(79,960)	25,428	(30,947)	5,808	(1,624,395)

Net increase (decrease)	138,329	113,670	(116,686)	33,453	118,670	22,414	(2,300,794)	884,996	148,424	(12,512)	1,109,287	(2,231,376)

December 31, 2009 (Continued)	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	232,555	44,709	167,063	298,948	295,771	15,069,073	1,412,590	1,153,007	54,669	226,616	16,772	16,966
Units withdrawn	(5,132)	(363,919)	(2,102)	(1,129,919)	(10,396)	(416,687)	(34,061)	(33,103)	(378,180)	(6,229)	(100,329)	(883)
Units transferred between Sub- Accounts and to/from the Fixed Account	(59,184)	(98,961)	15,967	(792,528)	(10,256)	596,575	112,186	75,753	128,479	99,031	(52,132)	(891)

Net increase (decrease)	168,239	(418,171)	180,928	(1,623,499)	275,119	15,248,961	1,490,715	1,195,657	(195,032)	319,418	(135,689)	15,192

December 31, 2009 (Continued)	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	343,589	1,058,803	270,994	1,339,624	399,146	10,289,952	37,097	83,097	123,398	310,532	121,084	995,152
Units withdrawn	(1,658,755)	(40,742)	(1,546,235)	(44,301)	(604,994)	(360,891)	(2,614)	(11,013)	(658,848)	(10,739)	(862,697)	(10,332)
Units transferred between Sub- Accounts and to/from the Fixed Account	2,256,922	297,508	2,072,787	395,251	1,230,760	780,825	80,114	119,921	(330,105)	56,477	(456,633)	71,138

Net increase (decrease)	941,756	1,315,569	797,546	1,690,574	1,024,912	10,709,886	114,597	192,005	(865,555)	356,270	(1,198,246)	1,055,958

December 31, 2009 (Continued)	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Units purchased	358,542	7,164,686	388,926	541,245	22,483	22,216	2,202,028	68,845	2,908,503	38,563,033	34,993	79,404
Units withdrawn	(472,357)	(551,269)	(967,521)	(17,545)	(61,201)	(625)	(218,188)	(940)	(2,112,733)	(1,159,133)	(87,432)	(3,068)
Units transferred between Sub- Accounts and to/from the Fixed Account	1,780,630	3,384,833	(366,247)	(75,053)	34,155	8,746	96,440	(2,667)	583,044	(1,994,429)	(56,652)	(8,193)

Net increase (decrease)	1,666,815	9,998,250	(944,842)	448,647	(4,563)	30,337	2,080,280	65,238	1,378,814	35,409,471	(109,091)	68,143

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account

	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	16,850	10,220	37,454	9,672	2,019,490	26,832,078	545,653	15,526	35,256	40,089	69,036	16,701
Units withdrawn	(88,351)	(48,103)	(879)	(52,875)	(1,841,956)	(1,234,270)	(1,348,157)	(13,028)	(1,115)	(201,442)	(2,466)	(51,192)
Units transferred between Sub-Accounts and to/from the Fixed Account	(39,129)	(38,538)	(5,293)	(29,849)	800,275	(2,062,152)	835,394	62,065	(2,334)	1,845,522	78,532	(1,990,779)

Net increase (decrease)	(110,630)	(76,421)	31,282	(73,052)	977,809	23,535,656	32,890	64,563	31,807	1,684,169	145,102	(2,025,270)

December 31, 2009 (Continued)	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	45,335	85,024	352,069	30,788	34,988	48,012	136,940	70,469	284,387	423,180	950,068	8,622
Units withdrawn	(442)	(186,422)	(9,126)	(206,028)	(696)	(173,008)	(4,572)	(307,985)	(8,752)	(1,430,889)	(37,380)	(34,357)
Units transferred between Sub-Accounts and to/from the Fixed Account	(91,706)	(14,162)	10,751	(69,820)	(1,830)	(38,536)	(11,543)	525,575	(4,445)	(16,019)	(72,988)	(665,165)

Net increase (decrease)	(46,813)	(115,560)	353,694	(245,060)	32,462	(163,532)	120,825	288,059	271,190	(1,023,728)	839,700	(690,900)

December 31, 2009 (Continued)	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	16,517	134,606	560,446	35,235	349,604	196,217	232,342	141,749	49,937	16,320	151,762	450,949
Units withdrawn	(226)	(439,776)	(14,658)	(238)	(1,026,419)	(6,585)	(632,456)	(2,529)	(2,014)	(232,508)	(4,500)	(1,740,066)
Units transferred between Sub-Accounts and to/from the Fixed Account	(69,313)	(108,540)	(87,303)	13,820	(435,295)	(10,118)	(855,701)	(13,922)	(117,733)	(845,958)	(6,340)	(2,802,981)

Net increase (decrease)	(53,022)	(413,710)	458,485	48,817	(1,112,110)	179,514	(1,255,815)	125,298	(69,810)	(1,062,146)	140,922	(4,092,098)

December 31, 2009 (Continued)	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Units purchased	2,497	334,440	398,156	88,604	45,531	276,865	104,559	39,688	54,432	47,302	359,858	139,696
Units withdrawn	(99,737)	(12,600)	(1,427,766)	(1,862)	(600,898)	(9,476)	(254,918)	(573)	(469,651)	(1,592)	(1,023,442)	(1,596,224)
Units transferred between Sub-Accounts and to/from the Fixed Account	(80,710)	(49,876)	(1,598,126)	(59,476)	(6,400)	(21,776)	(105,722)	(1,412)	(182,718)	(2,423)	(632,609)	(1,024,318)

Net increase (decrease)	(177,950)	271,964	(2,627,736)	27,266	(561,767)	245,613	(256,081)	37,703	(597,937)	43,287	(1,296,193)	(2,480,846)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	1,324,594	462,033	21,446	5,095	314,036
Units withdrawn	(36,186)	(2,029,886)	(9,260)	(23,725)	(153,104)
Units transferred between Sub-Accounts and to/from the Fixed Account	178,157	323,302	(12,614)	(10,137)	145,580

Net increase (decrease)	1,466,565	(1,244,551)	(428)	(28,767)	306,512

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2010 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2010	21,307,937	$12.93 to $16.87	$328,970,155	1.23%	0.95% to 2.60%	14.21% to 16.11%
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43
2008	25,936,847	8.56 to 10.81	258,786,612	1.01	0.95 to 2.60	(43.99) to (43.06)
2007	24,982,196	15.29 to 18.98	444,382,464	1.04	0.95 to 2.60	14.56 to 16.47
2006	20,519,118	13.35 to 16.29	319,861,109	1.35	0.95 to 2.60	9.49 to 10.66

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2010	2,159,481	12.93 to 15.16	31,796,260	1.17	1.15 to 3.10	5.11 to 15.59
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92
2008	745,572	8.63 to 9.79	7,060,203	2.36	1.15 to 2.65	(30.55) to (30.22)

ING Clarion Global Real Estate Sub-Account
2010	1,192,544	10.09 to 10.91	12,812,999	8.90	0.95 to 3.10	6.05 to 14.90
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16
2008	863,923	6.90 to 7.18	6,154,981	1.81	0.95 to 2.65	(34.04) to (29.29)
2007	645,116	9.88 to 10.16	6,525,493	2.68	0.95 to 2.60	(18.50) to (17.13)

Invesco V.I. Financial Services Sub-Account (Series I)
2010	601,185	4.63 to 5.99	3,518,127	0.10	0.95 to 2.60	7.49 to 9.27
2009	755,347	4.31 to 5.48	4,062,640	3.59	0.95 to 2.60	24.15 to 26.22
2008	617,018	3.47 to 4.34	2,632,845	3.05	0.95 to 2.60	(60.49) to (59.83)
2007	421,105	8.79 to 10.81	4,573,550	1.59	0.95 to 2.60	(24.23) to (22.96)
2006	477,024	11.60 to 14.04	6,754,244	1.63	0.95 to 2.60	14.12 to 15.34

Invesco V.I. Financial Services Sub-Account (Series II)
2010	261,924	4.63 to 5.58	1,403,750	-	1.15 to 3.10	(5.76) to 8.84
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84
2008	57,346	3.50 to 4.07	226,088	7.15	1.15 to 2.65	(47.74) to (47.50)

Invesco V.I. Global Health Care Sub-Account (Series I)
2010	817,870	10.33 to 12.99	10,252,640	-	0.95 to 2.60	2.59 to 4.30
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47
2008	1,027,818	8.10 to 9.85	9,816,130	-	0.95 to 2.60	(30.45) to (29.30)
2007	1,215,264	11.64 to 13.93	16,492,387	-	0.95 to 2.60	8.97 to 10.79
2006	1,321,506	10.68 to 12.57	16,239,212	-	0.95 to 2.60	3.14 to 4.24

Invesco V.I. Global Health Care Sub-Account (Series II)
2010	104,035	10.33 to 12.52	1,257,438	-	1.15 to 3.10	0.35 to 3.80
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94
2008	32,318	8.16 to 9.58	297,723	-	1.15 to 2.65	(24.59) to (24.24)

Invesco V.I. Technology Sub-Account (Series I)
2010	894,035	10.82 to 12.15	8,374,944	-	0.95 to 2.60	18.19 to 20.16
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91
2008	849,743	5.97 to 6.48	4,138,682	-	0.95 to 2.60	(45.93) to (45.03)
2007	1,017,973	11.04 to 11.79	8,862,194	-	0.95 to 2.60	4.92 to 6.68
2006	1,142,958	10.52 to 11.06	8,486,976	-	0.95 to 2.60	8.28 to 9.44

Invesco V.I. Technology Sub-Account (Series II)
2010	87,196	10.81 to 14.85	1,126,117	-	1.15 to 3.10	10.80 to 19.65
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35
2008	9,427	6.01 to 7.99	65,850	-	1.15 to 2.65	(33.46) to (33.14)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Aggressive Allocation Sub-Account (Initial Class)
2010	3,399,929	$9.91 to $10.41	$35,010,960	1.10%	0.95% to 2.60%	13.07% to 14.95%
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78
2008	3,319,438	6.71 to 6.82	22,566,626	-	0.95 to 2.60	(32.87) to (31.82)

MML Aggressive Allocation Sub-Account (Service Class)
2010	2,214,787	9.81 to 10.28	22,663,520	1.03	1.15 to 3.10	4.75 to 14.51
2009	1,681,461	8.73 to 8.97	15,057,532	0.26	1.15 to 2.65	30.10 to 32.07
2008	572,174	6.71 to 6.79	3,883,366	-	1.15 to 2.65	(29.77) to (29.44)

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Initial Class)
2010	12,923,805	11.62 to 18.24	174,922,884	0.61	0.95 to 2.60	23.59 to 25.64
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38
2008	17,446,395	6.76 to 10.27	133,616,330	-	0.95 to 2.60	(39.93) to (38.93)
2007	17,661,609	11.26 to 16.81	224,107,240	1.09	0.95 to 2.60	(20.42) to (19.09)
2006	10,441,820	14.15 to 20.78	171,008,074	0.47	0.95 to 2.60	16.72 to 18.73

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Service Class)
2010	494,424	11.61 to 13.11	6,385,051	0.49	1.15 to 3.10	2.02 to 25.00
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69
2008	200,475	6.82 to 7.46	1,469,806	-	1.15 to 2.65	(35.17) to (34.87)

MML American Century Mid Cap Value Sub-Account (Initial Class)
2010	15,551,968	12.86 to 16.66	232,901,835	1.48	0.95 to 2.60	17.02 to 18.96
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60	26.97 to 29.08
2008	19,222,109	8.66 to 10.85	189,080,000	-	0.95 to 2.60	(26.45) to (25.22)
2007	22,968,655	11.77 to 14.51	304,239,202	1.19	0.95 to 2.60	(4.84) to (3.25)
2006	16,511,770	12.37 to 15.00	232,172,827	1.18	0.95 to 2.60	13.81 to 15.77

MML American Century Mid Cap Value Sub-Account (Service Class)
2010	678,555	12.85 to 14.55	9,683,603	1.44	1.15 to 3.10	5.05 to 18.26
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71
2008	234,477	8.72 to 9.56	2,201,697	-	1.15 to 2.65	(25.00) to (24.64)

MML American Funds® Core Allocation Sub-Account
2010	31,142,204	10.06 to 10.45	323,820,265	1.38	1.15 to 3.10	2.24 to 7.92
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10
2008	8,623,743	7.83 to 7.86	67,775,784	-	1.15 to 2.65	(21.73) to (21.36)

MML American Funds® Growth Sub-Account
2010	3,457,304	10.34 to 10.74	37,052,099	0.20	1.15 to 3.10	7.11 to 16.81
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65	35.23 to 37.27
2008	894,237	6.67 to 6.70	5,985,439	-	1.15 to 2.65	(33.33) to (33.01)

MML American Funds® International Sub-Account
2010	2,851,283	10.43 to 10.83	30,810,775	0.84	1.15 to 3.10	5.60 to 6.38
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00
2008	867,576	7.24 to 7.27	6,304,084	-	1.15 to 2.65	(27.61) to (27.27)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Babson Blend Sub-Account (Initial Class)
2010	3,686,171	$11.38 to $13.98	$46,990,156	2.12%	0.95% to 2.60%	9.62% to 11.44%
2009	3,986,125	10.38 to 12.54	45,828,920	2.66	0.95 to 2.60	17.46 to 19.41
2008	4,181,157	8.84 to 10.50	40,282,036	3.04	0.95 to 2.60	(24.72) to (23.46)
2007	5,157,806	11.74 to 13.72	65,030,667	3.01	0.95 to 2.60	3.17 to 4.90
2006	5,685,615	11.38 to 13.08	68,228,655	2.82	0.95 to 2.60	9.55 to 10.72

MML Babson Blend Sub-Account (Service Class)
2010	744,796	11.38 to 13.05	9,397,639	1.97	1.15 to 3.10	3.08 to 10.94
2009	483,934	10.44 to 11.76	5,533,784	2.56	1.15 to 2.65	17.11 to 18.88
2008	164,516	8.91 to 9.89	1,593,522	2.31	1.15 to 2.65	(18.11) to (17.73)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2010	787,755	10.06 to 12.21	9,234,846	1.49	0.95 to 2.60	11.27 to 13.12
2009	902,928	9.04 to 10.79	9,374,365	-	0.95 to 2.60	20.88 to 22.89
2008	1,038,617	7.48 to 8.78	8,779,691	1.85	0.95 to 2.60	(38.90) to (37.89)
2007	1,208,767	12.24 to 14.14	16,480,282	1.26	0.95 to 2.60	1.72 to 3.42
2006	1,281,629	12.03 to 13.67	16,863,309	1.44	0.95 to 2.60	13.84 to 15.06

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2010	38,018	10.04 to 11.88	431,941	1.51	1.15 to 3.10	2.91 to 12.62
2009	27,194	9.08 to 10.55	274,664	-	1.15 to 2.65	20.53 to 22.36
2008	12,002	7.53 to 8.62	100,012	2.70	1.15 to 2.65	(28.50) to (28.16)

MML Babson High Yield Sub-Account
2010[5]	144,588	10.47 to 10.62	1,532,637	5.41	0.95 to 3.10	4.74 to 6.24

MML Babson Inflation-Protected and Income Sub-Account (Initial Class)
2010	23,151,491	10.75 to 12.92	275,358,279	3.17	0.95 to 2.60	3.83 to 5.55
2009	23,369,781	10.36 to 12.24	264,262,456	2.12	0.95 to 2.60	8.32 to 10.12
2008	22,428,025	9.56 to 11.12	231,483,141	5.88	0.95 to 2.60	(6.81) to (5.26)
2007	28,086,368	10.26 to 11.73	306,631,484	4.41	0.95 to 2.60	4.74 to 6.49
2006	19,242,716	9.80 to 11.02	199,161,043	3.97	0.95 to 2.60	(1.68) to 0.02

MML Babson Inflation-Protected and Income Sub-Account (Service Class)
2010	2,701,479	10.74 to 11.81	31,562,759	3.06	1.15 to 3.10	1.24 to 5.10
2009	1,890,824	10.41 to 11.24	21,063,878	2.36	1.15 to 2.65	7.97 to 9.60
2008	575,255	9.64 to 10.25	5,852,201	0.63	1.15 to 2.65	(8.88) to (8.46)

MML Babson Managed Bond Sub-Account (Initial Class)
2010	18,390,246	11.77 to 14.85	247,254,674	3.75	0.95 to 2.60	4.22 to 5.95
2009	18,851,605	11.29 to 14.02	240,233,605	4.40	0.95 to 2.60	7.38 to 9.17
2008	18,054,059	10.52 to 12.84	212,038,822	4.71	0.95 to 2.60	(0.25) to 1.41
2007	22,737,302	10.54 to 12.66	264,437,684	5.33	0.95 to 2.60	4.34 to 6.09
2006	17,359,774	10.10 to 11.93	193,580,916	4.79	0.95 to 2.60	1.38 to 3.13

MML Babson Managed Bond Sub-Account (Service Class)
2010	4,628,878	11.76 to 12.97	59,230,319	3.70	1.15 to 3.10	1.30 to 5.48
2009	2,382,512	11.35 to 12.30	28,940,096	4.50	1.15 to 2.65	7.06 to 8.68
2008	691,938	10.61 to 11.32	7,765,791	2.65	1.15 to 2.65	(1.15) to (0.69)

MML Babson Short-Duration Bond Sub-Account
2010[5]	500,339	10.07 to 10.22	5,100,754	1.57	0.95 to 3.10	0.75 to 2.19

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Initial Class)
2010	11,297,424	$10.19 to $10.69	$119,669,411	1.42%	0.95% to 2.60%	9.84% to 11.67%
2009	12,100,804	9.27 to 9.58	115,103,685	0.64	0.95 to 2.60	20.33 to 22.34
2008	11,075,892	7.71 to 7.83	86,407,956	-	0.95 to 2.60	(22.93) to (21.72)

MML Balanced Allocation Sub-Account (Service Class)
2010	20,823,690	10.10 to 10.57	219,091,450	1.30	1.15 to 3.10	3.62 to 11.21
2009	17,019,622	9.25 to 9.51	161,261,065	0.69	1.15 to 2.65	19.88 to 21.69
2008	6,309,736	7.71 to 7.81	49,231,624	-	1.15 to 2.65	(20.43) to (20.06)

MML Baring China Sub-Account
2010	213,780	13.24 to 13.75	2,927,191	0.60	1.15 to 3.10	3.23 to 5.19
2009	141,866	13.06 to 13.32	1,886,002	-	1.15 to 2.65	65.66 to 68.16
2008	27,269	7.88 to 7.92	215,870	0.30	1.15 to 2.65	(21.18) to (20.81)

MML Baring Strategic Emerging Markets Sub-Account
2010	503,752	13.61 to 14.14	7,106,111	0.10	1.15 to 3.10	11.46 to 15.42
2009	274,510	12.01 to 12.25	3,357,975	0.39	1.15 to 2.65	74.50 to 77.13
2008	82,505	6.88 to 6.91	569,999	0.10	1.15 to 2.65	(31.18) to (30.85)

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2010	7,490,117	10.01 to 13.53	94,937,959	2.47	0.95 to 2.60	9.72 to 11.55
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91
2008	9,350,547	8.00 to 10.47	92,442,257	0.08	0.95 to 2.60	(32.11) to (30.98)
2007	11,448,765	11.78 to 15.17	166,071,935	2.41	0.95 to 2.60	(1.47) to 0.18
2006	11,212,360	11.96 to 15.14	164,094,352	0.89	0.95 to 2.60	11.01 to 12.20

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2010	718,826	10.00 to 11.48	7,996,491	2.49	1.15 to 3.10	5.05 to 11.09
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23
2008	193,981	8.07 to 8.97	1,680,869	-	1.15 to 2.65	(22.24) to (21.87)

MML Conservative Allocation Sub-Account (Initial Class)
2010	8,433,069	10.45 to 10.96	91,683,248	1.48	0.95 to 2.60	9.04 to 10.85
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00
2008	6,211,453	8.12 to 8.24	51,048,049	-	0.95 to 2.60	(18.84) to (17.57)

MML Conservative Allocation Sub-Account (Service Class)
2010	18,272,164	10.34 to 10.82	196,488,210	1.37	1.15 to 3.10	3.30 to 10.32
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53
2008	4,682,785	8.10 to 8.21	38,374,763	-	1.15 to 2.65	(17.03) to (16.64)

MML Davis Large Cap Value Sub-Account (Initial Class)
2010	15,659,887	10.20 to 13.30	184,751,316	0.82	0.95 to 2.60	9.47 to 11.29
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60	27.28 to 29.40
2008	17,664,795	7.32 to 9.23	145,787,716	-	0.95 to 2.60	(40.85) to (39.87)
2007	16,784,511	12.37 to 15.36	231,842,648	1.15	0.95 to 2.60	1.54 to 3.24
2006	11,428,548	12.19 to 14.87	154,636,221	0.85	0.95 to 2.60	11.26 to 13.18

MML Davis Large Cap Value Sub-Account (Service Class)
2010	1,431,899	10.19 to 11.93	16,519,401	0.70	1.15 to 3.10	3.14 to 10.79
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65	26.91 to 28.83
2008	591,454	7.38 to 8.36	4,753,818	-	1.15 to 2.65	(31.36) to (31.03)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Emerging Growth Sub-Account (Initial Class)
2010	738,928	$9.21 to $11.29	$7,621,637	-%	0.95% to 2.60%	22.08% to 24.11%
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09
2008	731,482	6.90 to 8.19	5,502,423	-	0.95 to 2.60	(43.42) to (42.48)
2007	762,869	12.20 to 14.23	9,856,385	-	0.95 to 2.60	14.78 to 16.70
2006	640,317	10.63 to 12.20	7,020,513	-	0.95 to 2.60	3.22 to 4.32

MML Emerging Growth Sub-Account (Service Class)
2010	82,791	9.20 to 12.28	952,676	-	1.15 to 3.10	8.77 to 23.55
2009	44,909	7.59 to 9.94	425,532	-	1.15 to 2.65	8.95 to 10.60
2008	14,572	6.96 to 8.99	116,586	-	1.15 to 2.65	(31.50) to (31.18)

MML Equity Index Sub-Account (Class I)
2010	6,132,406	10.15 to 12.36	62,245,662	1.58	0.95 to 2.60	11.58 to 13.43
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96
2008	4,061,967	7.40 to 8.72	30,123,931	-	0.95 to 2.60	(38.88) to (37.86)
2007	4,117,098	12.11 to 14.03	49,728,182	1.66	0.95 to 2.60	2.42 to 4.13
2006	3,286,267	11.82 to 13.47	38,936,902	1.90	0.95 to 2.60	13.00 to 14.21

MML Equity Index Sub-Account (Service Class I)
2010	281,989	10.14 to 11.94	3,283,455	1.68	1.15 to 3.10	3.41 to 12.92
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39
2008	49,517	7.46 to 8.50	408,045	-	1.15 to 2.65	(28.86) to (28.52)

MML Growth & Income Sub-Account (Initial Class)
2010	8,848,724	8.71 to 12.84	106,443,172	1.38	0.95 to 2.60	8.61 to 10.42
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60	24.38 to 26.45
2008	11,177,713	6.44 to 9.20	96,960,898	-	0.95 to 2.60	(41.64) to (40.67)
2007	12,692,336	11.04 to 15.51	187,371,298	1.16	0.95 to 2.60	(2.91) to (1.28)
2006	13,263,945	11.37 to 15.71	199,848,549	0.38	0.95 to 2.60	7.88 to 9.04

MML Growth & Income Sub-Account (Service Class)
2010	1,335,034	8.70 to 10.22	13,296,026	1.30	1.15 to 3.10	2.77 to 9.94
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65	24.02 to 25.89
2008	177,810	6.49 to 7.39	1,250,374	-	1.15 to 2.65	(29.64) to (29.31)

MML Growth Allocation Sub-Account (Initial Class)
2010	50,369,093	10.00 to 10.50	523,193,881	1.17	0.95 to 2.60	11.98 to 13.84
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60	26.28 to 28.38
2008	48,848,116	7.07 to 7.18	349,624,221	-	0.95 to 2.60	(29.28) to (28.18)

MML Growth Allocation Sub-Account (Service Class)
2010	73,062,981	9.91 to 10.38	755,190,572	1.04	1.15 to 3.10	4.42 to 13.23
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65	25.91 to 27.81
2008	25,762,735	7.08 to 7.17	184,439,428	-	1.15 to 2.65	(26.28) to (25.94)

MML Income & Growth Sub-Account (Initial Class)
2010	2,848,902	9.38 to 11.74	32,905,206	3.82	0.95 to 2.60	8.83 to 10.64
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60	15.03 to 16.94
2008	3,684,119	7.50 to 9.08	33,135,692	-	0.95 to 2.60	(36.44) to (35.38)
2007	4,332,678	11.79 to 14.05	60,683,889	1.54	0.95 to 2.60	(3.33) to (1.71)
2006	4,611,435	12.20 to 14.29	66,137,162	1.56	0.95 to 2.60	14.77 to 16.00

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account (Service Class)
2010	375,731	$9.38 to $10.91	$3,951,503	3.96%	1.15% to 3.10%	0.32% to 10.20%
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25
2008	69,345	7.56 to 8.52	576,721	-	1.15 to 2.65	(26.06) to (25.71)

MML Legg Mason Concentrated Growth Sub-Account (Class I)
2010	1,326,912	8.39 to 10.28	13,182,508	0.43	0.95 to 2.60	11.21 to 13.06
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60	38.92 to 41.23
2008	1,691,319	5.43 to 6.44	10,549,156	-	0.95 to 2.60	(60.91) to (60.26)
2007	1,501,248	13.89 to 16.20	23,870,614	0.24	0.95 to 2.60	12.07 to 13.99
2006	1,279,871	12.39 to 14.22	18,029,603	0.04	0.95 to 2.60	3.62 to 4.73

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2010	187,650	8.37 to 9.86	1,788,574	0.41	1.15 to 3.10	5.80 to 12.53
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65	38.39 to 40.48
2008	73,912	5.47 to 6.24	443,005	-	1.15 to 2.65	(44.00) to (43.73)

MML Legg Mason Concentrated Growth Sub-Account (Class II)
2010	486,371	6.21 to 8.26	3,948,420	0.54	1.18 to 2.00	12.34 to 12.87
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 2.00	40.48 to 41.14
2008	683,872	3.90 to 5.23	3,529,269	-	1.18 to 2.00	(60.48) to (60.29)
2007	843,845	9.82 to 13.24	11,023,401	0.25	1.18 to 1.65	13.30 to 13.84
2006	1,030,147	8.63 to 11.69	11,867,829	0.07	1.18 to 1.65	4.15 to 4.64

MML MFS Global Sub-Account (Class I)
2010	675,734	8.54 to 9.74	6,672,436	0.60	0.95 to 2.60	9.75 to 11.57
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81
2008	822,913	6.04 to 6.67	5,586,976	-	0.95 to 2.60	(45.15) to (44.24)
2007	838,949	11.02 to 11.97	10,156,834	1.50	0.95 to 2.60	0.90 to 2.58
2006	824,055	10.92 to 11.67	9,701,844	0.56	0.95 to 2.60	9.99 to 11.16

MML MFS Global Sub-Account (Service Class I)
2010	139,819	8.58 to 10.74	1,424,471	0.52	1.15 to 3.10	6.51 to 11.17
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26
2008	29,513	6.12 to 7.42	198,409	-	1.15 to 2.65	(31.85) to (31.53)

MML MFS Global Sub-Account (Class II)
2010	482,912	5.72 to 7.85	3,843,365	0.53	1.18 to 2.00	10.98 to 11.50
2009	546,125	5.13 to 7.07	3,912,529	0.76	1.18 to 2.00	29.80 to 30.42
2008	619,177	3.93 to 5.45	3,425,541	-	1.18 to 2.00	(44.20) to (43.94)
2007	818,512	7.01 to 9.76	8,117,793	1.42	1.18 to 1.65	2.04 to 2.53
2006	998,493	6.84 to 9.57	9,698,741	0.52	1.18 to 1.65	10.51 to 11.03

MML Moderate Allocation Sub-Account (Initial Class)
2010	33,986,196	10.18 to 10.69	359,689,617	1.34	0.95 to 2.60	10.57 to 12.40
2009	33,577,672	9.21 to 9.51	317,149,004	0.61	0.95 to 2.60	22.67 to 24.71
2008	32,599,863	7.50 to 7.62	247,688,800	-	0.95 to 2.60	(24.95) to (23.78)

MML Moderate Allocation Sub-Account (Service Class)
2010	59,239,371	10.09 to 10.56	622,639,247	1.24	1.15 to 3.10	3.94 to 11.95
2009	42,862,242	9.18 to 9.44	403,189,698	0.65	1.15 to 2.65	22.19 to 24.04
2008	19,326,586	7.51 to 7.61	146,772,250	-	1.15 to 2.65	(22.33) to (21.96)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Money Market Sub-Account
2010	2,556,527	$9.41 to $9.91	$25,209,456	0.03%	0.95% to 3.10%	(2.03)% to (0.94)%
2009	2,759,798	9.70 to 10.01	27,514,180	0.05	0.95 to 2.65	(2.55) to (0.88)
2008	2,726,908	9.95 to 10.10	27,479,929	1.50	0.95 to 2.65	(0.32) to 0.96
2007	39	10.20	401	1.97	1.25	1.96

MML NASDAQ-100® Sub-Account (Initial Class)
2010	329,722	12.48 to 15.58	3,205,852	0.13	1.15 to 2.60	16.60 to 18.30
2009	297,498	10.70 to 13.17	2,498,246	-	1.15 to 2.60	49.85 to 52.04
2008	232,935	7.14 to 8.66	1,363,211	-	1.15 to 2.60	(43.30) to (42.47)
2007	280,105	4.93 to 12.60	2,465,299	0.03	1.18 to 2.60	15.64 to 17.31
2006	238,474	4.20 to 10.89	1,545,165	0.06	1.18 to 2.60	5.03 to 5.53

MML NASDAQ-100® Sub-Account (Service Class)
2010	88,582	12.47 to 15.49	1,303,895	0.02	1.15 to 3.10	6.99 to 18.01
2009	53,920	10.76 to 13.13	678,435	-	1.15 to 2.65	49.40 to 51.66
2008	22,113	7.20 to 8.65	189,385	-	1.15 to 2.65	(31.77) to (31.45)

MML Oppenheimer Small Cap Equity Sub-Account (Initial Class)
2010	2,523,866	10.53 to 13.55	33,929,818	0.75	0.95 to 2.60	20.21 to 22.21
2009	2,887,830	8.76 to 11.09	31,798,536	0.58	0.95 to 2.60	33.04 to 35.25
2008	1,203,661	6.58 to 8.20	10,058,000	-	0.95 to 2.60	(39.82) to (38.81)
2007	1,360,458	10.94 to 13.40	18,882,881	0.72	0.95 to 2.60	(3.75) to (2.14)
2006	1,423,790	11.37 to 13.70	20,465,774	0.40	0.95 to 2.60	8.30 to 9.45

MML Oppenheimer Small Cap Equity Sub-Account (Service Class)
2010	217,348	10.51 to 12.72	2,605,512	0.56	1.15 to 3.10	4.63 to 21.67
2009	187,944	8.79 to 10.46	1,850,605	0.36	1.15 to 2.65	32.65 to 34.66
2008	42,842	6.63 to 7.77	309,829	-	1.15 to 2.65	(34.13) to (33.82)

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2010	-	-	-	-	-	-
2009	-	-	-	-	0.95 to 2.60	(9.46) to (8.96)
2008	2,025,270	7.14 to 9.97	18,969,368	0.20	0.95 to 2.60	(41.15) to 40.17)
2007	2,317,502	12.13 to 16.67	36,727,175	-	0.95 to 2.60	(9.48) to (7.97)
2006	2,215,534	13.40 to 18.11	38,833,150	-	0.95 to 2.60	13.14 to 14.36

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2010	-	-	-	-	-	-
2009	-	-	-	-	1.15 to 2.65	(9.52) to (9.06)
2008	46,813	7.20 to 8.38	365,701	0.56	1.15 to 2.65	(34.20) to (33.89)

MML Oppenheimer/Loomis Sayles Equity Sub-Account (Initial Class)
2010	2,303,654	10.28 to 12.65	25,579,853	1.82	0.95 to 2.60	11.82 to 13.68
2009	2,502,424	9.19 to 11.12	24,564,657	2.70	0.95 to 2.60	27.36 to 29.48
2008	2,617,984	7.22 to 8.59	19,853,013	-	0.95 to 2.60	(43.09) to (42.14)
2007	2,865,652	12.68 to 14.85	37,531,546	2.23	0.95 to 2.60	1.32 to 3.02
2006	2,489,633	12.51 to 14.41	30,950,857	1.47	0.95 to 2.60	15.65 to 16.89

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Oppenheimer/Loomis Sayles Equity Sub-Account (Service Class)
2010	997,384	$10.27 to $11.76	$11,469,662	1.90%	1.15 to 3.10	3.59% to 13.17%
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90
2008	236,715	7.28 to 8.06	1,865,905	-	1.15 to 2.65	(32.00) to (31.68)

MML Rainier Large Cap Growth Sub-Account (Initial Class)
2010	2,090,872	9.54 to 11.42	22,676,775	0.09	0.95 to 2.60	15.82 to 17.75
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51
2008	2,631,117	6.42 to 7.43	18,558,449	-	0.95 to 2.60	(42.35) to (41.39)
2007	3,067,845	11.14 to 12.68	36,744,265	0.15	0.95 to 2.60	10.64 to 12.49
2006	3,350,262	10.06 to 11.28	35,461,179	0.19	0.95 to 2.60	2.78 to 3.88

MML Rainier Large Cap Growth Sub-Account (Service Class)
2010	67,375	9.53 to 12.18	763,374	-	1.15 to 3.10	9.20 to 17.10
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93
2008	23,276	6.47 to 8.00	167,683	-	1.15 to 2.65	(28.29) to (27.95)

MML Small Cap Index Sub-Account (Initial Class)
2010	1,789,022	11.82 to 16.05	27,902,439	0.58	0.95 to 2.60	22.39 to 24.42
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62
2008	2,192,914	7.94 to 10.44	22,388,622	-	0.95 to 2.60	(33.13) to (32.01)
2007	2,477,717	11.87 to 15.35	37,554,231	0.83	0.95 to 2.60	(3.13) to (1.51)
2006	2,579,448	12.26 to 15.59	39,925,340	0.51	0.95 to 2.60	12.92 to 14.12

MML Small Cap Index Sub-Account (Service Class)
2010	291,727	11.81 to 14.66	4,096,719	0.43	1.15 to 3.10	4.75 to 23.93
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08
2008	122,689	8.00 to 9.61	1,116,438	-	1.15 to 2.65	(30.53) to (30.20)

MML T. Rowe Price Blue Chip Growth Sub-Account (Initial Class)
2010	3,212,451	10.83 to 13.36	42,274,567	0.08	0.95 to 2.60	13.19 to 15.07
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04
2008	3,277,940	6.90 to 8.23	26,610,971	-	0.95 to 2.60	(43.94) to (43.01)
2007	3,421,574	12.30 to 14.45	49,128,660	0.43	0.95 to 2.60	9.76 to 11.59
2006	3,410,709	11.21 to 12.95	44,037,484	0.13	0.95 to 2.60	7.28 to 8.43

MML T. Rowe Price Blue Chip Growth Sub-Account (Service Class)
2010	611,582	10.83 to 13.07	7,627,942	-	1.15 to 3.10	5.69 to 14.59
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31
2008	226,792	6.96 to 8.13	1,752,395	-	1.15 to 2.65	(33.13) to (32.82)

MML T. Rowe Price Equity Income Sub-Account (Initial Class)
2010	20,510,249	10.77 to 13.23	254,106,501	1.54	0.95 to 2.60	12.00 to 13.86
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01
2008	23,235,394	7.88 to 9.37	205,312,190	-	0.95 to 2.60	(37.46) to (36.41)
2007	24,181,814	12.60 to 14.73	338,383,989	1.78	0.95 to 2.60	0.46 to 2.15
2006	17,986,182	12.54 to 14.42	249,536,405	0.75	0.95 to 2.60	15.89 to 17.89

MML T. Rowe Price Equity Income Sub-Account (Service Class)
2010	2,061,935	10.76 to 12.34	24,909,835	1.47	1.15 to 3.10	0.85 to 13.39
2009	1,564,518	9.66 to 10.88	16,626,871	2.66	1.15 to 2.65	21.47 to 23.31
2008	724,818	7.95 to 8.83	6,234,584	-	1.15 to 2.65	(28.80) to (28.47)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2010	-	$-	$-	-%	-%	-%
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24
2008	690,900	5.59 to 6.21	4,096,887	-	0.95 to 2.60	(44.19) to (43.26)
2007	603,905	10.01 to 10.95	6,197,809	0.50	0.95 to 2.60	1.70 to 3.40
2006	673,970	9.84 to 10.59	6,662,047	0.48	0.95 to 2.60	(0.12) to 0.95

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2010	-	-	-	-	-	-
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08
2008	53,022	5.64 to 6.67	337,307	-	1.15 to 2.65	(33.64) to (33.32)

MML T. Rowe Price Mid Cap Growth Sub-Account (Initial Class)
2010	5,197,351	11.61 to 19.39	91,301,719	-	0.95 to 2.60	24.78 to 26.85
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60	41.63 to 43.98
2008	6,289,103	6.57 to 10.61	62,087,924	-	0.95 to 2.60	(41.74) to (40.77)
2007	6,447,257	11.28 to 17.92	115,684,666	0.09	0.95 to 2.60	13.87 to 15.78
2006	5,939,636	9.90 to 15.48	98,326,511	-	0.95 to 2.60	5.01 to 5.75

MML T. Rowe Price Mid Cap Growth Sub-Account (Service Class)
2010	1,405,866	11.55 to 12.36	17,242,657	-	1.15 to 3.10	9.58 to 26.38
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65	41.11 to 43.24
2008	543,782	6.60 to 6.83	3,694,909	-	1.15 to 2.65	(32.90) to (32.58)

MML T. Rowe Price Small Company Value Sub-Account
2010	153,287	14.96 to 15.38	2,350,256	1.10	1.15 to 3.10	2.11 to 19.21
2009[4]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Templeton Foreign Sub-Account (Initial Class)
2010	17,692,811	11.47 to 13.81	231,879,872	1.66	0.95 to 2.60	2.01 to 3.71
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05
2008	18,915,363	8.93 to 10.40	187,914,421	0.04	0.95 to 2.60	(42.59) to (41.63)
2007	18,224,240	15.55 to 17.82	311,509,308	2.67	0.95 to 2.60	10.55 to 12.40
2006	13,470,982	14.06 to 15.86	206,306,455	0.79	0.95 to 2.60	20.28 to 22.35

MML Templeton Foreign Sub-Account (Service Class)
2010	453,442	11.47 to 13.33	5,858,542	1.54	1.15 to 3.10	3.34 to 4.05
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54
2008	163,548	8.99 to 10.12	1,603,571	-	1.15 to 2.65	(26.35) to (26.00)

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Initial Class)
2010	10,122,098	12.55 to 17.19	155,583,290	-	0.95 to 2.60	19.13 to 21.11
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10
2008	12,830,293	7.81 to 10.35	119,380,559	-	0.95 to 2.60	(40.12) to (39.12)
2007	12,982,413	13.04 to 17.01	199,450,946	0.14	0.95 to 2.60	6.80 to 8.58
2006	8,994,511	12.21 to 15.66	129,086,861	-	0.95 to 2.60	6.23 to 8.06

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Service Class)
2010	292,570	12.54 to 15.78	4,440,118	-	1.15 to 3.10	6.40 to 20.57
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49
2008	83,402	7.87 to 9.59	764,828	-	1.15 to 2.65	(30.44) to (30.11)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Balanced Sub-Account (Service)
2010	19,419	$8.30 to $ 9.58	$183,284	1.62%	1.15% to 2.65%	9.73% to 11.39%
2009	46,206	7.57 to 8.60	391,167	-	1.15 to 2.65	18.42 to 20.21
2008	116,016	6.39 to 7.16	798,255	-	1.15 to 2.65	(37.47) to (37.17)

Oppenheimer Balanced Sub-Account (Non-Service)
2010	1,914,101	8.28 to 10.79	19,693,048	1.49	0.95 to 2.60	10.02 to 11.85
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60	18.77 to 20.74
2008	3,545,206	6.34 to 7.99	26,997,954	2.95	0.95 to 2.60	(44.93) to (44.01)
2007	4,132,456	11.50 to 14.27	56,744,069	2.48	0.95 to 2.60	1.11 to 2.80
2006	4,014,788	11.38 to 13.88	54,023,656	2.11	0.95 to 2.60	8.93 to 10.10

Oppenheimer Capital Appreciation Sub-Account (Service)
2010	376,325	9.63 to 11.49	4,125,258	-	1.15 to 3.10	3.53 to 7.90
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50
2008	133,311	6.47 to 7.47	946,430	-	1.15 to 2.65	(35.89) to (35.58)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2010	24,110,369	9.63 to 11.62	270,749,053	0.17	0.95 to 2.60	6.61 to 8.38
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60	40.81 to 43.15
2008	29,848,995	6.42 to 7.49	217,268,730	0.14	0.95 to 2.60	(46.92) to (46.03)
2007	27,966,375	12.09 to 13.88	378,562,892	0.20	0.95 to 2.60	11.20 to 13.06
2006	22,645,729	10.87 to 12.28	272,716,232	0.32	0.95 to 2.60	5.11 to 6.93

Oppenheimer Core Bond Sub-Account
2010	468,236	11.51	5,389,907	1.89	1.55	9.87
2009	554,225	10.48	5,806,801	-	1.55	8.09
2008	732,175	9.69	7,097,148	4.84	1.55	(39.90)
2007	999,701	16.13	16,123,049	5.38	1.40	2.93
2006	1,198,808	15.67	18,783,423	5.42	1.40	3.82

Oppenheimer Global Securities Sub-Account (Service)
2010	898,823	12.99 to 15.87	13,625,384	1.00	1.15 to 3.10	6.70 to 14.38
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65	35.71 to 37.76
2008	335,748	8.52 to 10.07	3,207,065	-	1.15 to 2.65	(29.04) to (28.71)

Oppenheimer Global Securities Sub-Account (Non-Service)
2010	17,815,653	13.00 to 17.10	285,007,462	1.43	0.95 to 2.60	12.99 to 14.87
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60	36.18 to 38.45
2008	22,273,174	8.45 to 10.75	225,723,673	1.56	0.95 to 2.60	(41.73) to (40.75)
2007	23,369,687	14.49 to 18.14	404,011,298	1.24	0.95 to 2.60	3.58 to 5.31
2006	20,000,806	13.99 to 17.23	334,314,359	0.92	0.95 to 2.60	14.60 to 16.58

Oppenheimer Global Strategic Income Sub-Account (Service)
2010	3,416,576	12.71 to 13.92	47,085,358	7.37	1.15 to 3.10	6.38 to 13.46
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65	15.31 to 17.05
2008	1,102,392	9.89 to 10.48	11,477,998	-	1.15 to 2.65	(15.15) to (14.75)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2010	24,031,677	12.73 to 17.46	354,218,942	8.63	0.95 to 2.60	12.02 to 13.88
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60	15.78 to 17.71
2008	27,427,324	9.82 to 13.03	306,786,196	5.16	0.95 to 2.60	(16.41) to (15.02)
2007	30,915,971	11.74 to 15.33	410,279,836	3.17	0.95 to 2.60	6.86 to 8.65
2006	22,638,402	10.99 to 14.11	283,281,239	3.75	0.95 to 2.60	4.67 to 6.47

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer High Income Sub-Account (Service)
2010	10,111	$3.13 to $3.40	$33,816	11.30%	1.15% to 2.65%	11.45% to 13.13%
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65	22.66 to 24.51
2008	95,173	2.29 to 2.41	229,250	-	1.15 to 2.65	(76.15) to (76.04)

Oppenheimer High Income Sub-Account (Non-Service)
2010	3,829,279	3.08 to 4.13	15,030,302	6.70	0.95 to 2.60	11.87 to 13.73
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60	22.10 to 24.13
2008	5,585,067	2.26 to 2.92	15,502,975	7.89	0.95 to 2.60	(79.22) to (78.87)
2007	5,843,157	10.86 to 13.85	77,119,212	6.96	0.95 to 2.60	(2.68) to (1.05)
2006	5,672,524	11.16 to 13.99	76,410,783	7.33	0.95 to 2.60	6.55 to 8.39

Oppenheimer International Growth Sub-Account (Service)
2010	632,976	14.37 to 17.60	10,731,499	0.88	1.15 to 3.10	9.23 to 13.31
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65	35.42 to 37.47
2008	215,764	9.54 to 11.30	2,353,326	-	1.15 to 2.65	(29.96) to (29.63)

Oppenheimer International Growth Sub-Account (Non-Service)
2010	3,495,801	14.36 to 17.67	60,521,504	1.26	0.95 to 2.60	11.81 to 13.67
2009	3,850,791	12.84 to 15.54	58,860,135	1.50	0.95 to 2.60	35.67 to 37.93
2008	4,106,872	9.47 to 11.27	45,674,136	1.04	0.95 to 2.60	(44.11) to (43.18)
2007	3,859,607	16.94 to 19.83	76,952,443	0.78	0.95 to 2.60	9.71 to 11.54
2006	2,690,165	15.44 to 17.78	48,950,097	0.58	0.95 to 2.60	27.35 to 29.55

Oppenheimer Main Street Sub-Account (Service)
2010	82,518	10.18 to 12.06	962,997	0.74	1.15 to 3.10	5.84 to 14.50
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65	24.65 to 26.53
2008	13,723	7.26 to 8.32	111,848	-	1.15 to 2.65	(28.75) to (28.41)

Oppenheimer Main Street Sub-Account (Non-Service)
2010	3,657,692	10.19 to 12.29	42,187,225	1.12	0.95 to 2.60	13.13 to 15.01
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60	24.99 to 27.07
2008	4,726,189	7.20 to 8.41	37,421,725	1.58	0.95 to 2.60	(40.05) to (39.05)
2007	5,681,730	12.02 to 13.80	73,801,756	1.00	0.95 to 2.60	1.73 to 3.43
2006	6,178,552	11.81 to 13.34	77,238,491	1.13	0.95 to 2.60	12.01 to 13.94

Oppenheimer Money Sub-Account
2010	2,886,394	9.81 to 11.03	32,256,986	0.03	0.95 to 2.60	(2.54) to (0.92)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60	(2.25) to (0.63)
2008	6,885,266	10.30 to 11.21	78,403,059	2.71	0.95 to 2.60	0.14 to 1.81
2007	4,899,885	10.28 to 11.01	54,881,754	4.83	0.95 to 2.60	2.28 to 3.99
2006	3,999,222	10.05 to 10.58	43,495,039	4.62	0.95 to 2.60	1.97 to 3.73

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Service)
2010	147,123	9.98 to 11.80	1,689,840	-	1.15 to 3.10	12.44 to 25.71
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65	28.80 to 30.75
2008	31,958	6.28 to 7.18	225,832	-	1.15 to 2.65	(40.07) to (39.79)

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Non-Service)
2010	14,726,679	9.99 to 11.78	166,318,155	-	0.95 to 2.60	24.20 to 26.26
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60	29.20 to 31.35
2008	18,778,765	6.22 to 7.10	129,119,208	-	0.95 to 2.60	(50.38) to (49.55)
2007	16,336,155	12.54 to 14.07	221,907,642	-	0.95 to 2.60	3.59 to 5.32
2006	11,468,779	12.11 to 13.36	146,555,041	-	0.95 to 2.60	0.25 to 1.98

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Panorama Growth Sub-Account
2010	76,214	$9.00 to $9.05	$881,501	1.13%	1.18% to 2.00%	13.62% to 14.16%
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 2.00	27.07 to 27.67
2008	79,642	6.21 to 6.23	648,287	1.75	1.18 to 2.00	(39.43) to (39.14)
2007	107,352	10.20 to 10.29	1,445,057	1.30	1.18 to 1.65	3.13 to 3.62
2006	137,708	9.85 to 9.97	1,835,462	1.35	1.18 to 1.65	12.80 to 13.33

Panorama Total Return Sub-Account
2010	81,458	9.22 to 9.57	931,654	1.71	1.18 to 2.00	14.79 to 15.33
2009	88,187	7.99 to 8.33	892,075	-	1.18 to 2.00	17.82 to 18.38
2008	116,954	6.75 to 7.07	1,017,092	3.52	1.18 to 2.00	(39.66) to (39.37)
2007	144,078	11.14 to 11.72	2,092,312	3.24	1.18 to 1.65	4.08 to 4.58
2006	186,352	10.65 to 11.26	2,621,686	2.67	1.18 to 1.65	9.88 to 10.39

PIMCO CommodityRealReturn® Strategy Sub-Account
2010	2,026,800	10.22 to 11.05	22,129,092	15.13	0.95 to 3.10	21.10 to 23.07
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65	37.91 to 40.28
2008	1,556,862	6.14 to 6.40	9,896,831	5.72	0.95 to 2.65	(45.11) to (44.39)
2007	401,396	11.19 to 11.51	4,599,799	4.65	0.95 to 2.60	19.96 to 21.97
2006	197,603	9.33 to 9.43	1,860,485	5.25	0.95 to 2.60	(6.33) to (5.68)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of Separate Account 4, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

[5]	For the period May 3, 2010 (commencement of operations) through December 31, 2010.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	Separate Account 4 assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account 4.

Mortality and Expense Risk Charge*	0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0% - 8%
This charge is assessed through the redemption of units.

Payment Protector Charge	0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit	0.00% - 0.10%

B. Ratchet Death Benefit	0.00% - 0.40%

C. 5% Roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

Rider Charges
These charges are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 0.95%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.

Additional contracts may offer credits which will result in the purchase of units.

Notes To Financial Statements (Continued)

9.	FUND SUBSTITUTION

Effective April 28, 2006, several funds were replaced with other funds pursuant to “fund substitutions.” These substitutions were implemented by renaming certain sub-accounts and liquidating other sub-accounts. The sub-accounts that were liquidated had the contract value transferred to a replacement sub-account.

Replaced Fund (no longer available)	Replacement Fund	Former Sub-Account	Current Sub-Account
Sub-accounts re-named:
American Century® VP Income & Growth Fund	MML Income & Growth Fund	American Century VP Income and Growth	MML American Century Income & Growth
American Century® VP Value Fund	MML Mid Cap Value Fund	American Century VP Value	MML American Century Mid Cap Value
American Funds® Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	American Funds® Asset Allocation	MML Capital Guardian Asset Allocation
American Funds® Growth-Income Fund (Class 2)	MML Growth & Income Fund	American Funds® Growth-Income	MML Capital Guardian Growth & Income
Fidelity® VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Fidelity® VIP Growth	MML AllianceBernstein Large Cap Growth
Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Franklin Small Cap Value Securities	MML Goldman Sachs Small Cap Value
Janus Aspen Forty Portfolio (Institutional Shares)	MML Concentrated Growth Fund (Class II)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class II)
Janus Aspen Forty Portfolio (Service Shares)	MML Concentrated Growth Fund (Class I)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class I)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	MML Global Fund (Class II)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class II)
Janus Aspen Worldwide Growth Portfolio (Service Shares)	MML Global Fund (Class I)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class I)
Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Scudder VIT Small Cap Index	MML Small Cap Index
T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth	MML T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Equity Income	MML T. Rowe Price Equity Income
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund	T. Rowe Price Mid Cap Growth	MML T. Rowe Price Mid Cap Growth
Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Foreign Securities	MML Templeton Foreign
Sub-accounts liquidated:
Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Calvert Social Balanced	MML Capital Guardian Asset Allocation
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	MML Growth & Income Fund	Fidelity® VIP Growth Opportunities	MML Capital Guardian Growth & Income
Janus Aspen Balanced Portfolio (Institutional Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
Janus Aspen Balanced Portfolio (Service Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
MFS® Investors Trust Series	MML Enhanced Index Core Equity Fund	MFS® Investors Trust	MML Babson Enhanced Index Core Equity
MFS® New Discovery Series	MML Small Cap Index Fund	MFS® New Discovery	MML Small Cap Index

10.	SUBSEQUENT EVENTS

The Account’s management has reviewed events occurring through March 1, 2011, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company (the “Company”) as of December 31, 2010 and 2009, and the related statutory statements of income (loss), changes in surplus, and cash flows for each of the years in the three-year period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (“statutory accounting practices”), which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the variances between the statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the Company’s financial statements do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2010. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in the notes to the statutory financial statements, the Company changed its accounting for other-than-temporary impairments of structured securities (Notes 2c and 3) in 2008 and 2009 and variable annuity reserves (Note 2c) and deferred income tax assets (Note 3) in 2009.

/s/ KPMG LLP

February 21, 2011

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2010	2009

	(In Millions)

Assets:

Bonds	$50,327	$46,722
Preferred stocks	306	128
Common stocks - subsidiaries and affiliates	3,740	3,618
Common stocks - unaffiliated	238	241
Mortgage loans	11,218	11,090
Policy loans	8,960	8,486
Real estate	1,128	1,095
Partnerships and limited liability companies	5,371	4,813
Derivatives and other invested assets	2,665	2,503
Cash, cash equivalents and short-term investments	1,139	2,251

Total invested assets	85,092	80,947

Investment income due and accrued	535	668
Deferred income taxes	1,427	1,106
Other than invested assets	920	842

Total assets excluding separate accounts	87,974	83,563

Separate account assets	41,316	37,766

Total assets	$129,290	$121,329

Liabilities and Surplus:

Policyholders’ reserves	$64,245	$61,953
Liabilities for deposit-type contracts	3,577	2,809
Contract claims and other benefits	301	286
Policyholders’ dividends	1,230	1,236
General expenses due or accrued	651	720
Federal income taxes	132	57
Asset valuation reserve	1,428	1,142
Securities sold under agreements to repurchase	3,883	3,439
Commercial paper	250	250
Derivative collateral	1,288	1,809
Other liabilities	650	611

Total liabilities excluding separate accounts	77,635	74,312

Separate account liabilities	41,303	37,758

Total liabilities	118,938	112,070

Surplus	10,352	9,259

Total liabilities and surplus	$129,290	$121,329

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME (LOSS)

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Revenue:

Premium income	$11,163	$12,392	$13,238
Net investment income	4,425	4,071	4,863
Reserve adjustments on reinsurance ceded	69	82	61
Fees and other income	483	489	258

Total revenue	16,140	17,034	18,420

Benefits and expenses:

Policyholders’ benefits	10,214	11,364	11,032
Change in policyholders’ reserves	2,214	2,021	4,400
General insurance expenses	1,330	1,270	1,028
Commissions	521	522	535
State taxes, licenses and fees	131	131	121

Total benefits and expenses	14,410	15,308	17,116

Net gain (loss) from operations before dividends and federal income taxes	1,730	1,726	1,304

Dividends to policyholders	1,209	1,211	1,332

Net gain (loss) from operations before federal income taxes	521	515	(28)

Federal income tax expense (benefit)	(251)	(57)	(268)

Net gain (loss) from operations	772	572	240

Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	(237)	(861)	(1,233)

Net income (loss)	$535	$(289)	$(993)

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Surplus, beginning of year	$9,259	$8,463	$8,008

Increase (decrease) due to:
Net income (loss)	535	(289)	(993)
Change in net unrealized capital gains (losses), net of tax	685	737	(9)
Change in net unrealized foreign exchange capital gains (losses), net of tax	9	112	(78)
Change in net deferred income taxes	(73)	59	278
Change in nonadmitted assets	69	(108)	365
Change in reserve valuation basis	(7)	-	98
Change in asset valuation reserve	(286)	(747)	1,120
Change in surplus notes	-	740	-
Cumulative effect of accounting changes, net of tax	-	(70)	(7)
Prior period adjustments	17	(25)	(33)
Aggregate write-ins for deferred income taxes	65	293	-
Change in minimum pension liability included in surplus	80	148	(343)
Other	(1)	(54)	57

Net increase (decrease)	1,093	796	455

Surplus, end of year	$10,352	$9,259	$8,463

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Cash from operations:
Premium and other income collected	$11,726	$12,982	$13,535
Net investment income	4,288	3,814	4,801
Benefit payments	(10,105)	(11,236)	(10,906)
Net transfers from (to) separate accounts	140	(796)	(366)
Commissions and other expenses	(1,982)	(1,756)	(2,211)
Dividends paid to policyholders	(1,217)	(1,330)	(1,367)
Federal and foreign income taxes recovered (paid)	309	484	(10)

Net cash from operations	3,159	2,162	3,476

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	16,753	14,846	16,004
Common stocks - unaffiliated	72	379	526
Mortgage loans	1,898	1,222	1,133
Real estate	135	13	142
Partnerships	738	754	679
Preferred and affiliated common stocks	754	138	545
Other	(193)	(224)	326

Total investment proceeds	20,157	17,128	19,355

Cost of investments acquired:
Bonds	(19,990)	(16,373)	(21,520)
Common stocks - unaffiliated	(52)	(232)	(300)
Mortgage loans	(1,991)	(542)	(1,776)
Real estate	(196)	(121)	(100)
Partnerships	(1,381)	(914)	(1,678)
Preferred and affiliated common stocks	(488)	(105)	(339)
Other	(14)	(132)	127

Total investments acquired	(24,112)	(18,419)	(25,586)
Net (increase) decrease in policy loans	(474)	400	(581)

Net cash from investments	(4,429)	(891)	(6,812)

Cash from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	702	(1,217)	(391)
Cash provided from surplus notes	-	740	-
Net securities sold (bought) under agreements to repurchase	443	25	1,363
Change in derivative collateral	(522)	(1,094)	2,349
Other cash provided (applied)	(465)	(95)	70

Net cash from financing and other sources	158	(1,641)	3,391

Net change in cash, cash equivalents and short-term investments	(1,112)	(370)	55
Cash, cash equivalents and short-term investments, beginning of year	2,251	2,621	2,558
Cash, cash equivalents and short-term investments nonadmitted	-	-	8

Cash, cash equivalents and short-term investments, end of year	$1,139	$2,251	$2,621

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (the Company), which is organized as a mutual life insurance company.

MassMutual Financial Group (MMFG) is comprised of the Company and its subsidiaries. MMFG is a global, diversified financial services organization providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products, investment management, mutual funds and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (U.S.) generally accepted accounting principles (GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) certain acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; (b) statutory policy reserves are based upon prescribed methodologies, such as the Commissioners’ Reserve Valuation Method (CRVM), Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, persistency and interest assumptions; (c) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (d) beginning with the third quarter of 2008 and through the second quarter of 2009, the Company utilized undiscounted cash flows to determine impairments on loan-backed and structured securities, whereas U.S. GAAP would require the use of discounted cash flows; (e) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (f) payments received for universal and variable life insurance products and certain variable and fixed deferred annuities are reported as premium income and change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (g) majority-owned noninsurance subsidiaries and variable interest entities where the Company is the primary beneficiary and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (h) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (i) assets are reported at admitted asset value and nonadmitted assets are excluded through a charge against surplus, whereas U.S. GAAP records these assets net of any valuation allowance; (j) reinsurance reserve credits, unearned ceded premium and unpaid ceded claims are reported as a reduction of policyholders’ reserves or liabilities for deposit-type contracts whereas U.S. GAAP would report these balances as an asset; (k) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and limited liability company(ies) (LLC) as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (l) after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve(s) (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (m) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (n) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

and losses and foreign currency translations as other comprehensive income; (o) a prepaid asset and/or a liability is recorded for the difference between the fair value of the pension and other postretirement plan assets and the accumulated benefit obligation (which excludes nonvested employees) with the change recorded in surplus, whereas for U.S. GAAP purposes, the over/underfunded status of a plan, which is the difference between the fair value of the plan assets and the projected benefit obligation, is recorded as an asset or liability on the Statements of Financial Position with the change recorded through accumulated other comprehensive income; (p) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; and (q) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts in the general investments of the company.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for future policyholders’ reserves, the determination of deferred tax asset(s) (DTA), the liability for taxes and litigation contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency and asset valuations and defaults could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in surplus on a pretax basis with the associated tax impact reported separately through earnings. The following summarizes corrections of prior year errors as of December 31, 2010:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances

	(In Millions)

Separate account income	$(21)	$-	$(21)	$21
Partnerships and LLCs	(20)	20	-	-
Reinsurance	(5)	-	(5)	5
Policy loans	(4)	-	(4)	4
Prepaid commissions and allowances	36	(36)	-	-
Policyholders’ reserves	24	-	24	(24)
Impaired asset	5	-	5	(5)
Other	2	-	2	(2)

Total	$17	$(16)	$1	$(1)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2010, a net increase of $17 million through prior period adjustments and an associated tax expense of less than $1 million reported in the Statutory Statements of Income (Loss). The $20 million in partnerships and LLCs was a reclassification within equity and therefore has no impact to total equity. Commissions and allowances of $36 million were prepaid and were nonadmitted through the Statutory Statements of Changes in Surplus. Previously the Company had directly expensed these costs.

The following summarizes corrections of prior year errors as of December 31, 2009:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances

		(In Millions)

Policyholders’ reserves	$(29)	$-	$(29)	$29
Partnership income	-	(8)	(8)	8
Reinsurance	3	-	3	(3)
Prepaid commission	1	-	1	(1)

Total	$(25)	$(8)	$(33)	$33

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2009, a net decrease of $25 million through prior period adjustments, a net decrease of $8 million through the change in net unrealized capital gains (losses) and an associated tax benefit of $12 million reported in the Statutory Statements of Income (Loss).

The following summarizes corrections of prior year errors as of December 31, 2008:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances

		(In Millions)

Separate account guarantee reserve	$(52)	$-	$(52)	$52
Nonadmitted prepaid commission	-	(33)	(33)	33
Investment income recognition	(21)	-	(21)	21
Cumulative overstatement of partnerships and LLCs net unrealized capital gains	(6)	6	-	-
Capitalized software asset impairment	(2)	-	(2)	2
Prepaid commission	33	-	33	(33)
Policyholders’ reserves	6	-	6	(6)
Intangible asset	5	-	5	(5)
Reinsurance	2	-	2	(2)
Policy loan	2	-	2	(2)

Total	$(33)	$(27)	$(60)	$60

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008, a net decrease of $33 million through prior period adjustments, a net decrease of $33 million through the change in nonadmitted assets, a net increase of $6 million through the change in net unrealized capital gains (losses) and an associated tax benefit of $23 million reported in the Statutory Statements of Income (Loss).

Certain 2009 and 2008 balances within these financial statements have been reclassified to conform to the current year presentation.

c.	Change in accounting principles and methodology

Pursuant to confirmation from the Division, the Company began utilizing undiscounted cash flows to determine OTTI for structured securities in accordance with Statement of Statutory Accounting Principles (SSAP) No. 43, “Loan-backed and Structured Securities,” prospectively beginning with the quarter ended September 30, 2008. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with the structured and loan-backed security market’s weakness and the uncertainty around the magnitude and timing of cash flows. Had this change to SSAP No. 43 not been made, the Company’s total assets, net income and surplus for the year ended December 31, 2008 under the previous approach would have been reduced by approximately $275 million.

In 2009, the NAIC issued additional guidance related to OTTI. Refer to Note 3 “New accounting standards” for discussion of SSAP 43R.

In September 2006, the Financial Accounting Standards Board (FASB) issued new guidance for employers’ accounting for defined benefit pension and other postretirement plans. One provision of this guidance required an employer to measure the funded status of pension and other postretirement plans as of the date of its year end statement of financial position and to modify disclosures. This provision was effective December 31, 2008. For statutory reporting, the Company elected to use the alternative method for the change in measurement date which takes the fifteen month change in net periodic benefit cost, which is consistent with U.S. GAAP. The Company estimated the three month portion applicable to the preceding year as three fifteenths of the total amount related to the change in measurement date and recorded $7 million as a change in accounting principle through prior year surplus. The remaining twelve month portion of the net periodic benefit cost is reflected in the Statutory Statements of Income (Loss) as part of general insurance expenses for the year ended December 31, 2008.

During 2008, the Company, in accordance with accepted actuarial methods, requested and received permission from the Division to use: (a) Company specific experience X factors and 20-year select factors for certain individual life insurance policies; and (b) the 1980 Commissioners’ Standard Ordinary 4.5% mortality valuation table rather than the 1980 Commissioners’ Standard Ordinary 4.0% mortality valuation table for certain individual life policies. As a result of these changes in reserve valuation basis, the Company recorded a reduction to policyholders’ reserves of $98 million as of December 31, 2008 and a corresponding increase in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008.

The AVR includes four subcomponents. The equity subcomponents include common stock and real estate and the default subcomponents include bonds and mortgage loans. Beginning in the first quarter of 2009, the Company changed its calculation of the AVR to include the transfer of a portion of any subcomponent that is negative to its corresponding subcomponent, as permitted by the Annual Statement instructions. The cumulative impact of this change in accounting is less than $1 million as of December 31, 2009 and is recorded as an increase to surplus.

Effective December 31, 2009, new statutory guidance was issued applying to variable annuity reserves. This new guidance sets forth a principle-based reserve standard designed to improve statutory reserving for variable annuity products with guaranteed death and living benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance applies to in force contracts issued after January 1, 1981.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The NAIC is currently using a similar approach to calculate risk-based capital (RBC) for these products. The methodology of this guidance is based on that approach and facilitates a framework so companies may determine both reserves and RBC in a consistent calculation.

Actuarial Guideline 43 (CARVM for Variable Annuities) became effective December 31, 2009 and was used in the calculation of reserves for guaranteed minimum death, accumulation, income and withdrawal benefits as of December 31, 2009. This guideline replaced Actuarial Guideline 34 (Variable Annuity Minimum Guaranteed Death Benefit Reserves) and Actuarial Guideline 39 (Reserves for Variable Annuities with Guaranteed Living Benefits), which were used in the calculation of reserves prior to December 31, 2009. The reserves held for guaranteed minimum death, accumulation, income and withdrawal benefits were $505 million as of December 31, 2009.

During the fourth quarter of 2009, the Company reviewed its reversal pattern with respect to the gross DTA that relates to the deferred and uncollected premium reserve. Historically, this gross DTA was not treated as reversing within one year of the balance sheet date. Upon further review, it was determined that this DTA reverses in its entirety within one year. The effect of this change is included in surplus on the Company’s Statutory Statements of Financial Position as of December 31, 2009 totaling approximately $204 million.

See additional disclosures regarding change in methodology in Note 4d. “Common stocks - subsidiaries and affiliates” and changes in accounting in Note 3 “New accounting standards.”

d.	Bonds

Generally, bonds are valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds which are carried at the lower of amortized cost or fair value and residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers. Bond transactions are recorded on a trade date basis, except for private placement bonds which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including Collateralized Debt Obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, including those that have been impaired, such as floating rate bonds and interest only securities, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates, and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

e.	Preferred stocks

Generally, preferred stocks in good standing are valued at amortized cost. Preferred stocks not in good standing, those which are rated Category 4 through 6 by the Securities Valuation Office (SVO), are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation, and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

f.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity adjusted to remove nonadmitted and intangible assets as well as a portion of its noncontrolling interests and appropriated retained earnings (NCI) after consideration of MMHLLC fair value and the Company’s capital levels. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income. Dividend distributions to the Company are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary, consistent with common stocks - unaffiliated. Refer to Note 4d. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

g.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. Typical inputs integrated in the Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

h.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loan pools. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens. However, the Company has negotiated provisions within the loan documents to maximize control which mitigates our risks as the mezzanine lender. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company performs annual internal reviews to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable the Company will obtain an appraisal from an external appraiser.

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Collectability and estimated decreases are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. Changes to the valuation allowance are recorded in net unrealized capital gains (losses) in surplus. If there is a change in the fair value of the underlying collateral, the valuation allowance will be adjusted. At no time will the net carrying amount of the loan exceed the recorded investment in the loan. When an event such as the acquisition of the collateral is determined to be probable resulting in an OTTI, previously recorded valuation allowance adjustments are reversed from unrealized capital losses and a direct write-down is recorded as OTTI in realized capital losses and a new cost basis is established.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received per the terms of the original or modified mortgage loan agreement.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

i.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured amounts were less than $1 million as of December 31, 2010 and 2009, and were nonadmitted. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Variable rate policy loans are adjusted at least annually and their carrying value approximates the fair value. For loans issued with a fixed interest rate, fair value is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan not to exceed the cash surrender value of the underlying contract.

j.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When an investment in real estate, held for the production of income is transferred to real estate, held for sale, it is transferred at the lower of depreciated cost or fair value, less selling costs. Real estate classified as held for sale is not depreciated. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when fair value less selling costs is below depreciated cost, changes in the valuation reserve are included in realized capital losses.

Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value at the date of foreclosure and is classified as held for sale.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties on an annual basis. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

k.	Partnerships and limited liability companies

Partnerships and LLC, except for partnerships which generate low income housing tax credits (LIHTC), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2cc “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

l.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and other receivables for securities sold.

Derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from counterparties and independent sources. The quotations from counterparties and independent sources are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quotes from counterparties and independent sources are not reliable or available, the internally derived value is recorded. Changes in the fair value of these instruments are recorded as unrealized capital gains and losses in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains and losses. Amounts receivable and payable are accrued.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company adopted a clearly defined hedging strategy (CDHS) in order to enable the Company to incorporate currently held hedges in risk-based capital calculations. The CDHS is utilized to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio is comprised mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the guaranteed minimum death benefits (GMDBs) and variable annuity guaranteed living benefits (VAGLBs) total asset requirement for risk-based capital and surplus.

m.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with maturities of three months or less to be cash and cash equivalents.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in money market mutual funds, commercial paper, and securities purchased under agreements to resell are classified as short-term investments.

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

The carrying value reported in the Statutory Statements of Financial Position for these instruments approximates the fair value.

n.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds in default; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

o.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, tax settlements in process, reinsurance receivables, other receivable items and fixed assets.

Fixed assets are included in other than invested assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to ten years for all other fixed assets. Within fixed assets, most unamortized software and office equipment are nonadmitted assets.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC include the pension plan assets, certain investments in partnerships for which audits are not performed, advances and prepayments, certain electronic data processing equipment, certain other receivables, furniture, certain intangible assets, the amount of the DTA (subject to certain limitations) that will not be realized by the end of the third calendar year, the disallowed IMR (when in a net asset position), unamortized software and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statutory Statements of Financial Position.

q.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of individual and group variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Except for Company seed money, as noted below, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed products within the separate accounts. Assets transferred to separate accounts are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract/policyholder. For certain guaranteed separate account products such as interest rate guarantee and indexed separate accounts, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Income (Loss).

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income (Loss) with offsetting transfer to/from separate accounts. Investment income and realized capital gains and losses on the assets of separate accounts, other than seed money, accrue to contract/policyholders and are not recorded in the Statutory Statements of Income (Loss). Unrealized capital gains and losses on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

r.	Policyholders’ reserves

Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or CRVM bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

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The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The reserve method applied to standard policies is used for substandard reserve calculations based on a substandard mortality rate (a multiple of standard reserve tables).

Certain variable universal life and universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products issued by the Company offer GMDBs and VAGLBs. The primary types of VAGLBs offered by the Company are guaranteed minimum accumulation benefits (GMABs), guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves.

Variable annuity GMDBs provide a death benefit in excess of the account value if the account value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death while others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDB in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the product’s guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and twenty years.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIB benefits generally anticipate payout between ages 60 and 90. The Company first issued GMIBs in 2002 and suspended issuing contracts with GMIBs by March 2009. GMIBs cannot be exercised prior to at least seven years after contract issuance.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value. In 2009, the Company temporarily suspended issuing contracts with GMWBs. Beginning in the first quarter of 2010 the Company began offering a newly designed GMWB on a variable annuity product.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group fixed and variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Beginning in 2009, reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for Variable Annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” Determining the value of the reserve guarantees under the standard scenario is driven primarily by equity markets and interest rates.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for GMIBs, currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments paid prior to the valuation date. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula which applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market interest rates.

t.	Policyholders’ dividends

The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends expected to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statutory Statements of Income (Loss). Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Directors. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death or surrender.

u.	Asset valuation reserve

The Company maintains an AVR which is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLC as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported in the Statutory Statements of Financial Position and the change in AVR is reported in the Statutory Statements of Changes in Surplus.

v.	Interest maintenance reserve

The Company maintains an IMR which is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities on the Company’s Statutory Statements of Financial Position, or if negative, is nonadmitted and excluded from the Statutory Statements of Financial Position.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold under agreement to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense, a component of investment expense which is reported in net investment income on the Statutory Statements of Income (Loss). The Company utilizes the proceeds from these agreements to acquire U.S. treasuries at favorable rates. U.S. treasuries are utilized as part of our overall asset/liability management program.

The Company provides collateral, as dictated by the agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (Notes) and interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. These Notes are reported as a liability on the Company’s Statutory Statements of Financial Position. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Other liabilities

Other liabilities primarily include liabilities related to other payable items, amounts held for agents and derivative payables.

z.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 71% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2010 and 2009.

aa.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk. The Company’s initial retention limit per individual life insured is generally $15 million.

Premium income, benefits to policyholders and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

bb.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized as revenue when received. Disability income premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

cc.	Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses

Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts. Realized capital gains and losses are recognized in net income and include OTTI, which are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost.

The Company considers the following factors in the evaluation of whether an interest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

When a bond is other-than-temporarily impaired, a new cost basis is established. Any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

As of July 1, 2009, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment in a loan-backed or structured security for a period of time sufficient to recover the amortized cost basis, OTTI are recognized in earnings as realized losses equal to the entire difference between the investments amortized cost bases and their fair values at the balance sheet date. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities included collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. For the period from July 1, 2008 through June 30, 2009, the Company utilized undiscounted cash flows to determine OTTI for structured securities. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with their fair values.

The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, credit quality by loan vintage, collateral type and investment structure are critical elements in determining OTTI.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a periodic basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage, and position in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity, and changes in the collateral values.

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic), and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI are recorded if this sixth scenario results in the default of any principal or interest payments due.

For the most subordinated junior tranches (CDO tranches), the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, then an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes. If the impairment is other than temporary, a new cost basis is established.

Mortgage loans

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. This valuation allowance is recorded in net unrealized capital gains (losses) in surplus. When acquisition of the collateral is determined to be probable, the previously recorded valuation allowance adjustments are reversed from unrealized capital losses and recorded as OTTI in realized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recognized if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the carrying value exceeds its fair value.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For real estate held for sale, the fair value is determined by an appraisal based on relevant market data and net sale price. Any subsequent declines in value are recorded as an impairment and included in realized capital losses.

Partnerships and LLC

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships which generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.7% for future benefits of two years to 3.5% for future benefits of ten years or greater and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains and losses

Unrealized capital gains and losses are recorded as a change in surplus.

dd.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSAR) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value over the award period. This value is determined by grant price plus/minus any change in share price. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

ee.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported on the income statement as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within surplus. Changes to deferred income taxes are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

Refer to Note 3a. “Adoption of new accounting standards” for information on the Company’s application of tax-planning strategies.

3.	New accounting standards

a.	Adoption of new accounting standards

In December 2009, the NAIC issued new guidance pertaining to fair value measurements. This new standard provides statutory accounting guidance on defining fair value when other statutory accounting pronouncements require or permit fair value measurements, establishes a framework for measurement of fair value and expands fair value disclosures. It substantially adopts the fair value guidance in U.S. GAAP Accounting Standards Codification 820 Fair Value Measurements and Disclosures. However, it excludes the consideration of a company’s own credit risk in estimating the fair value of a liability, including derivatives. This guidance was issued as SSAP No. 100, “Fair Value Measurements” and is effective for the December 31, 2010 financial statements, with early application permitted as of December 31, 2009. Adoption of this statement did not have a significant impact on the Company.

In November 2009, the NAIC issued new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of DTAs. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross DTA to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The valuation allowance is required whether or not an insurer can admit higher DTA based on the new standard, i.e. whether its RBC exceeds the minimum threshold. Significant disclosures are required, including splitting the DTA and deferred tax liability (DTL) by character, regardless of whether the company is eligible for the enhanced DTA admissibility standard. This guidance was issued as SSAP No. 10R, “Income Taxes – Revised, A Temporary Replacement of SSAP No. 10,” and was effective for 2009 annual statements and 2010 interim and annual statements. The effect, as of December 31, 2009, of adopting this pronouncement was an increase to admitted DTA by approximately $293 million. This guidance has been extended through December 31, 2011 and updated to include additional disclosures regarding the impact of tax-planning strategies in determining the adjusted gross DTA and in determining the net admitted DTA by percentage and tax character.

In September 2009, the NAIC issued new guidance pertaining to loan-backed and structured securities, which supersedes existing guidance regarding treatment of their cash flows when quantifying changes in valuation and impairments of loan-backed and structured securities. This revised guidance provides information on accounting for structured securities and beneficial interests with the primary impact related to OTTI. It requires the bifurcation of impairment losses into interest and noninterest related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date. If there is no intent to sell and the company has the intent and the ability to retain the investment to recovery, then only the noninterest loss is recognized through earnings. However, if there is an intent to sell or the company does not have the intent and ability to hold the investment for a period of time

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

sufficient to recover the amortized cost basis, the security must be written down to fair value and the loss recognized through earnings. This guidance required a cumulative effect adjustment to statutory surplus as of July 1, 2009. For any previously other-than-temporarily impaired structured security to have been included in the cumulative effect adjustment, the company must have held the security as of September 30, 2009, must not have had the intent to sell the security and must have had the intent and ability to hold the security for a period of time sufficient to recover the security’s amortized cost basis. This guidance requires additional disclosures, including a listing of all investments where the present value of cash flows is less than amortized cost for securities with recognized OTTI. This guidance was issued as SSAP No. 43R, “Loan-backed and Structured Securities,” and was effective September 30, 2009. The cumulative effect, as of July 1, 2009, of adopting this pronouncement was a decrease to surplus of approximately $70 million, net of the impact of AVR and income taxes.

In September 2008, the NAIC issued guidance pertaining to accounting for certain securities subsequent to an other-than-temporary impairment. This guidance establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. It requires that, after recognizing an OTTI, the fair value on the impairment date becomes the new cost basis, and the insurer must amortize any premium or accrete any discount to the par value by the maturity date, or to realizable value if the anticipated recovery is less than par. The unaccrued discount would be accrued over the remaining life of the security based on the amount and timing of future estimated cash flows. It also clarifies that for reporting entities required to maintain such reserves, credit related OTTI losses are to be recorded through the AVR, while interest related OTTI losses are to be recorded through the IMR. This guidance was issued as SSAP No. 99, “Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment,” and was effective January 1, 2009. The Company recorded an impact of $12 million of additional income in 2009.

b.	Future adoption of new accounting standards

In October 2010, the NAIC revised guidance pertaining to disclosure of withdrawal characteristics. These revisions expand the disclosure requirements for annuity actuarial reserves and deposit liabilities by withdrawal characteristics in accordance with the following categories: general account, separate account with guarantees, separate account nonguaranteed and the total. This guidance was issued as SSAP No. 51, “Life Contracts,” SSAP No. 52, “Deposit-Type Contracts” and SSAP No. 61, “Life, Deposit-Type and Accident and Health Reinsurance” and is effective as of January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

In October 2010, the NAIC modified the definitions of loan-backed and structured securities included in SSAP No. 43R. The revisions to SSAP No. 43R change the definition of loan-backed securities from securitized loans to securitized assets for which the payment of principal or interest is directly proportional to the payments the issuer receives from the asset pool. The revised definition requires the underlying cash flows be from any asset pool and not just those emanating from either mortgages or securities. Consequently, every security structure with a special purpose entity, trust, or limited liability company regardless of collateral, will be evaluated as to whether it should be reported as a SSAP No. 43R security, not as an issuer obligation under SSAP No. 26, “Bonds, excluding Loan-Backed and Structured Securities.” This guidance is effective January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

In October 2010, the NAIC revised existing guidance pertaining to liabilities, contingencies and impairments of assets. Such revisions require reporting entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. This includes related party guarantees, except when the transaction is considered an “unlimited guarantee,” such as a rating agency requirement to provide a commitment to support a subsidiary, or a guarantee made on behalf of a wholly owned subsidiary. New disclosures require a listing of all guarantees, the carrying amount of the liability, maximum exposure and any recourse provisions. This guidance was issued as SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets,” and applies to all guarantees issued and outstanding as of December 31, 2011. The Company is in the process of assessing the impact of this new guidance.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In June 2010, the NAIC clarified its intent on bifurcation of all realized gains and losses on loan-backed securities between the IMR and AVR. This new guidance requires cash flow analysis at the date of sale and supersedes current guidance of allocation to the AVR if the NAIC rating changes by more than one rating class. Insurers that previously bifurcated gains and losses between the AVR and the IMR for sale transactions are not permitted to reverse previous bifurcations and cannot revert to a policy that does not bifurcate before the January 1, 2011 effective date. This guidance was issued as a revision to SSAP No. 43R and is effective for January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2010
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U. S. government and agencies	$8,762	$575	$479	$8,858
All other governments	116	27	-	143
States, territories and possessions	1,395	41	54	1,382
Special revenue	1,958	166	8	2,116
Industrial and miscellaneous	33,005	2,042	900	34,147
Credit tenant loans	94	13	-	107
Parent, subsidiaries and affiliates	4,997	225	256	4,966

Total	$50,327	$3,089	$1,697	$51,719

Note: The unrealized loss column does not include $60 million in unrealized losses which are embedded in the carrying value column. These unrealized losses embedded in the carrying value column include $52 million from NAIC Category 6 bonds and $8 million reclassified from NAIC Category 6 for RMBS and CMBS with ratings obtained from outside modelers.

	December 31, 2009

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U. S. government and agencies	$13,192	$159	$1,001	$12,350
All other governments	116	17	-	133
States, territories and possessions	1,152	108	9	1,251
Special revenue	1,474	108	-	1,582
Industrial and miscellaneous	27,628	1,263	1,824	27,067
Credit tenant loans	107	10	-	117
Parent, subsidiaries and affiliates	3,053	76	256	2,873

Total	$46,722	$1,741	$3,090	$45,373

Note: The unrealized loss column does not include $98 million in unrealized losses which are embedded in the carrying value column. These unrealized losses embedded in the carrying value column include $69 million from NAIC Category 6 bonds and $12 million reclassified from NAIC Category 6 for RMBS with ratings obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company used SVO ratings for the bond portfolio along with what it believes were the equivalent rating agency designations except for RMBS and CMBS which were rated by outside modelers. The following tables set forth the ratings for the bond portfolio including RMBS and CMBS as of December 31, 2010 and 2009:

		December 31, 2010

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/A	$32,340	64%
2	Baa	14,544	29
3	Ba	1,546	3
4	B	926	2
5	Caa and lower	781	2
6	In or near default	190	-

	Total	$50,327	100%

		December 31, 2009

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/A	$31,202	67%
2	Baa	11,588	25
3	Ba	1,593	4
4	B	1,520	3
5	Caa and lower	596	1
6	In or near default	223	-

	Total	$46,722	100%

The tables below set forth RMBS and CMBS as of December 31, 2010 and RMBS as of December 31, 2009 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by outside modelers, for RMBS and CMBS subject to modeling:

	December 31, 2010

	RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	$2,758	90%	$2,879	99%
2	79	3	16	1
3	73	2	14	-
4	157	5	8	-
5	1	-	4	-
6	2	-	-	-

Total	$3,070	100%	$2,921	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	RMBS

NAIC Class	Carrying Value	% of Total

	($ In Millions)

1	$3,074	79%
2	141	4
3	255	7
4	369	9
5	55	1
6	7	0

Total	$3,901	100%

The following table summarizes the carrying value and fair value of bonds as of December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Securities that are not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$2,976	$2,956
Due after one year through five years	11,822	12,416
Due after five years through ten years	15,971	17,009
Due after 10 years	19,558	19,338

Total	$50,327	$51,719

The proceeds from sales of bonds were $8,602 million for the year ended December 31, 2010 and $8,034 million for the year ended December 31, 2009.

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2010 and 2009.

	December 31, 2010

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U. S. government and agencies	$53	$1	4	$1,878	$478	1
States, territories and possessions	712	45	24	27	9	1
Special revenue	165	8	23	-	-	-
Industrial and miscellaneous	5,226	242	440	3,659	677	524
Parent, subsidiaries and affiliates	2,093	113	14	473	184	23

Total	$8,249	$409	505	$6,037	$1,348	549

Note: The unrealized losses in this table include $60 million of losses embedded in the carrying value. These unrealized losses include $52 million from NAIC Category 6 bonds and $8 million reclassified from NAIC Category 6 for RMBS and CMBS with ratings obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	Less Than 12 months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

			($ In Millions)

U. S. government and agencies	$5,822	$315	7	$3,008	$703	1
States, territories and possessions	106	3	12	30	5	2
Industrial and miscellaneous	2,909	183	531	6,612	1,676	792
Parent, subsidiaries and affiliates	723	55	8	761	248	11

Total	$9,560	$556	558	$10,411	$2,632	806

Note: The unrealized losses in this table include $98 million of losses embedded in the carrying value. These unrealized losses include $69 million from NAIC Category 6 bonds, $12 million reclassified from NAIC Category 6 for RMBS with ratings obtained from outside modelers and $17 million from other bonds.

For industrial and miscellaneous, the decrease in unrealized losses for the twelve months or longer category is due to market recovery, reduction due to OTTI and sales. The majority of the unrealized losses are due to the decline in the credit markets, liquidity and other uncertainties that are reflected in current market values. These factors continue to impact the value of RMBS, leveraged loans and CMBS. Deterioration of underlying collateral, downgrades of credit ratings or other factors may lead to further declines in value.

As of December 31, 2010, investments in structured and loan-backed securities for which OTTI had not been recognized in earnings and which were in an unrealized loss position had a fair value of $3,605 million. Structured and loan-backed securities in an unrealized loss position for less than 12 months had a fair value of $1,551 million and unrealized losses of $77 million. Structured and loan-backed securities in an unrealized loss position greater than 12 months had a fair value of $2,054 million and unrealized losses of $413 million. These structured and loan-backed securities were primarily categorized as industrial and miscellaneous and U.S. government and agency securities.

Based on the Company’s policies, as of December 31, 2010 and 2009, the Company has not deemed these investments to be other-than-temporarily impaired because the carrying value of the investments is expected to be realized based on our analysis of fair value or, for loan-backed and structured securities, based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

In the course of the Company’s asset management, securities may be sold and repurchased within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities at a loss or in a loss position with the NAIC’s designation 3 or below for the years ended December 31, 2010 or 2009 that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $71 million as of December 31, 2010 and $44 million as of December 31, 2009.

Residential mortgage-backed exposure

RMBS are included in the U.S. government, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable rate mortgages, and the subprime category includes “scratch and dent” or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Beginning in 2007, market conditions for Alt-A and subprime investments deteriorated due to higher delinquencies, reduced home prices, and reduced refinancing opportunities. This market turbulence has spread to other credit markets. It is unclear how long it will take for a return to conditions in effect prior to that time.

The actual cost reduced by paydowns, carrying value and fair value of the Company’s bond investments with significant prime, Alt-A or subprime exposures were as follows:

	December 31, 2010
	Actual Cost	Carrying Value	Fair Value

	(In Millions)
Prime:
Agency	$1,416	$1,485	$1,626
Non agency	456	372	382

Total prime	1,872	1,857	2,008

Alt-A:
Residential mortgage-backed securities	2,460	1,851	1,463

Subprime:
Residential mortgage-backed securities	1,111	857	814
Collateralized debt obligations	4	-	-

Total subprime	1,115	857	814

Total prime, Alt A and subprime	$5,447	$4,565	$4,285

	December 31, 2009
	Actual Cost	Carrying Value	Fair Value

	(In Millions)
Prime:
Agency	$1,608	$1,667	$1,786
Non agency	606	535	453

Total prime	2,214	2,202	2,239

Alt-A:
Residential mortgage-backed securities	3,049	2,324	1,528

Subprime:
Residential mortgage-backed securities	1,335	1,053	865
Collateralized debt obligations	7	-	-

Total subprime	1,342	1,053	865

Total prime, Alt A and subprime	$6,605	$5,579	$4,632

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables show the percentage by statement value of Alt-A and subprime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2009	-%	-%	-%	-%	0.1%	0.1%
2008	-	0.1	-	0.2	-	0.3
2007	0.5	0.2	0.2	0.1	7.9	8.9
2006	1.9	0.3	0.9	0.5	32.9	36.5
2005 and prior	9.0	5.9	3.3	5.1	30.9	54.2

Total	11.4%	6.5%	4.4%	5.9%	71.8%	100.0%

Note: No loans are held with a 2010 origination date. The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables.

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2009	-%	-%	-%	-%	0.1%	0.1%
2008	-	0.2	-	-	-	0.2
2007	0.8	0.1	0.3	0.4	7.3	8.9
2006	2.0	1.7	1.1	3.9	27.4	36.1
2005 and prior	12.6	12.8	5.8	10.8	12.7	54.7

Total	15.4%	14.8%	7.2%	15.1%	47.5%	100.0%

During the years ended December 31, 2010 and 2009, there were significant credit downgrades for the securities held by the Company which were backed by residential mortgage pools. The majority of these downgrades occurred during the last two quarters of 2010 and the first quarter of 2009. Subsequent to December 31, 2010, there were no significant additional downgrades.

The following tables show the percentage by statement value of prime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2010	0.8%	-%	-%	-%	-%	0.8%
2008	1.0	-	-	-	-	1.0
2007	1.5	-	-	-	1.9	3.4
2006	9.2	-	-	0.2	5.1	14.5
2005 and prior	70.9	1.6	0.3	3.1	4.4	80.3

Total	83.4%	1.6%	0.3%	3.3%	11.4%	100.0%

Note: No loans are held with a 2009 origination date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2008	1.0%	-%	-%	-%	-%	1.0%
2007	1.3	-	-	-	1.7	3.0
2006	8.4	-	-	0.2	5.6	14.2
2005 and prior	70.5	5.1	2.3	0.8	3.1	81.8

Total	81.2%	5.1%	2.3%	1.0%	10.4%	100.0%

Note: No loans are held with a 2009 origination date.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates that are higher than typical loans reflecting the additional risk of default from issuers with high debt-to-equity ratios.

The actual cost reduced by paydowns, carrying value and fair value of the Company’s domestic and European leveraged loans were as follows:

	December 31, 2010

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Domestic leveraged loans	$1,325	$1,289	$1,285
Domestic leveraged loan CDOs	3,288	3,285	3,268

Total domestic leveraged loans and CDOs	4,613	4,574	4,553

European leveraged loans	176	181	191
European leveraged loan CDOs	682	501	421

Total European leveraged loans and CDOs	858	682	612

Total leveraged loans and CDOs	$5,471	$5,256	$5,165

	December 31, 2009

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Domestic leveraged loans	$1,554	$1,494	$1,430
Domestic leveraged loan CDOs	1,314	1,248	1,084

Total domestic leveraged loans and CDOs	2,868	2,742	2,514

European leveraged loans	575	479	430
European leveraged loan CDOs	600	560	415

Total European leveraged loans and CDOs	1,175	1,039	845

Total leveraged loans and CDOs	$4,043	$3,781	$3,359

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had actual cost of $2,975 million and fair value of $3,102 million as of December 31, 2010 and actual cost of $3,221 million and fair value of $3,046 million as of December 31, 2009.

The following tables show the percentage by statement value of commercial mortgage-backed securities by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2010	0.8%	-%	-%	-%	-%	0.8%
2008	1.7	0.8	0.6	0.6	0.3	4.0
2007	9.5	2.5	3.8	1.1	-	16.9
2006	24.4	0.3	0.5	0.1	-	25.3
2005 and prior	48.7	1.4	1.0	1.0	0.9	53.0

Total	85.1%	5.0%	5.9%	2.8%	1.2%	100.0%

Note: No loans are held with a 2009 origination date. The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables.

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2008	1.6%	0.7%	0.5%	0.6%	0.4%	3.8%
2007	10.8	0.3	3.5	1.0	-	15.6
2006	23.1	0.4	0.2	-	-	23.7
2005 and prior	51.2	2.4	0.9	1.3	1.1	56.9

Total	86.7%	3.8%	5.1%	2.9%	1.5%	100.0%

Note: No loans are held with a 2009 origination date.

b.	Preferred stocks

The Company held preferred stocks with carrying values of $306 million and fair values of $321 million as of December 31, 2010 and carrying values of $128 million and fair values of $138 million as of December 31, 2009.

As of December 31, 2010 and 2009, the Company did not have any preferred stock with RMBS exposure.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $235 million as of December 31, 2010 and $125 million as of December 31, 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2010	2009

	(In Millions)

Adjusted cost basis	$181	$222
Gross unrealized gains	61	47
Gross unrealized losses	(4)	(28)

Carrying value	$238	$241

As of December 31, 2010, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $113 million in 95 issuers. These holdings were in an unrealized loss position of $4 million, $2 million of which were in an unrealized loss position more than 12 months. As of December 31, 2009, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $29 million in 164 issuers. These holdings were in an unrealized loss position of $28 million, $26 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” the decline in value of these securities was not considered to be other than temporary as of December 31, 2010 or 2009.

As of December 31, 2010, the Company did not hold any common stock with RMBS exposure and held $1 million of common stocks with RMBS exposure as of December 31, 2009.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $156 million as of December 31, 2010 and $178 million as of December 31, 2009.

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (C.M. Life), a subsidiary which primarily writes fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (MML Bay State), a subsidiary of C.M. Life which primarily writes variable life and bank-owned life insurance business.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2010	2009	2008

	(In Millions)

Total revenue	$952	$1,367	$1,257
Net income (loss)	96	52	(67)
Assets	12,841	12,516	11,716
Liabilities	11,852	11,640	10,816
Shareholder’s equity	989	876	900
One of the Company’s wholly owned subsidiaries, MMHLLC, is the parent of subsidiaries which include retail and institutional asset management, registered broker dealers, and international life and annuity operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2010	2009	2008

	(In Millions)

Total revenue	$6,244	$5,754	$201
Net income (loss)	(349)	161	132
Assets	51,093	43,828	36,832
Liabilities	43,144	37,500	34,563
Equity	7,949	6,328	2,269

The U.S. GAAP equity values of $7,949 million, $6,328 million and $2,269 million in the preceding table consist of MMHLLC statutory carrying values of $2,502 million, $2,627 million and $1,185 million as of December 31, 2010, 2009 and 2008, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. MMHLLC’s primary investments are in businesses such as its investment in the asset management operations and the related consolidated investment funds of OppenheimerFunds, Inc. (OFI), Babson Capital Management LLC (Babson Capital), Baring Asset Management, Inc. and its investment in international life insurance operations in Japan and Hong Kong.

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity adjusted to remove nonadmitted and intangible assets as well as a portion of its NCI after consideration of MMHLLC fair value and the Company’s capital levels. A new guideline requiring U.S. GAAP reporting entities to reclassify NCI as part of equity became effective January 1, 2009. As of December 31, 2010 and 2009, the statutory value of MMHLLC was $2,502 million and $2,627 million of which $1,851 million and $1,699 million was related to NCI, respectively. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in regards to MMHLLC’s equity value. The current statutory carrying amount of MMHLLC remains significantly below its fair value.

Legal matters at the Company’s subsidiaries, to the extent they develop adversely, may have a negative impact on the Company’s investment in MMHLLC.

OFI, an indirect subsidiary of MMHLLC, has concluded settlement discussions with six states - Illinois, Oregon, Texas, Nebraska, Maine and New Mexico regarding investigations of the management of those states’ 529 college savings plans or choice of funds offered as investment options. OFI accrued $184 million in 2009 related to settlements with the foregoing states. Payments were made in 2009 and 2010 with no additional accrual required bringing these matters to conclusion.

Two lawsuits have been filed in the Circuit Court for Santa Fe County, New Mexico which seek to undermine the settlement discussed above regarding the New Mexico college savings plan. These suits were brought on behalf of the New Mexico Education Plan Trust. The lawsuits name various parties as defendants including OFI. Oppenheimer Acquisition Corp. (OAC), OFI’s parent, believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

In April 2010, a lawsuit was filed in New York state court against OFI, HarbourView Asset Management Corporation and AAArdvark IV Funding Limited in connection with the investment made by TSL (USA) Inc., an affiliate of National Australia Bank Limited in AAArdvark IV. The complaint alleges breach of contract, breach of the covenant of good faith and fair dealing, gross negligence, unjust enrichment and conversion. The complaint seeks compensatory and punitive damages, along with attorney fees. OAC believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Two derivative actions on behalf of two OAC funds were filed in the U.S. District Court for the District of Colorado in March 2010 alleging that as a matter of law, asset-based payments made under each Fund’s Rule 12b-1 Distribution and Service Plan or by OppenheimerFunds Distributor, Inc. (OFDI) to broker dealers that are not registered as investment advisers are impermissible. In September 2010, the court granted defendants’ motion to transfer venue to the U.S. District Court for the Southern District of New York; and motions to dismiss have been fully briefed. OAC believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

In 2009, several lawsuits were filed as putative class actions and derivative claims in connection with the investment performance of Oppenheimer Core Bond Fund (Core Bond Fund) and Oppenheimer Champion Income Fund (Champion Income Fund) distributed and advised by OAC subsidiaries, indirect subsidiaries of MMHLLC. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of these funds contained misrepresentations and omissions, that the investment policies of these funds were not followed and that these funds and other defendants violated federal securities laws and regulations and certain state laws. The Core bond Fund and Champion Income Fund putative class action claims have been consolidated into two groups, one for each of the funds, and are currently pending in federal district court in Colorado. Accruals, representing the amount that management believes are sufficient to cover these matters and an offsetting insurance recovery, are included in the financial statements of the Company’s subsidiary.

In addition, several individual actions that had been filed in Illinois state court in connection with the performance of Champion Income Fund have been removed to federal district court in Illinois, and motions to transfer those cases to the federal district court in Colorado are pending. The lawsuits allege fraud, negligent misrepresentation, negligent supervision and violations of state securities laws. OAC believes that each of these lawsuits is without merit and its subsidiaries intend to transfer them to federal court and to defend them vigorously. OAC believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

Beyond these matters, MMHLLC’s subsidiaries are involved in litigation and investigations arising in the ordinary course of the subsidiaries’ businesses. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

The Company recognized $1 million of OTTI on affiliated investment funds for the year ended December 31, 2010. The Company recognized $73 million of OTTI on affiliated investment funds for the year ended December 31, 2009, of which $6 million is offset by the change in the Company’s non-qualified benefit plan liability. OTTI of $18 million on affiliated investment funds were based on internal models. The Company recognized $40 million of OTTI on affiliated investment funds for the year ended December 31, 2008, of which $7 million were based on internal models.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $136 million as of December 31, 2010 and did not hold any as of December 31, 2009.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For C.M. Life, substantially all of the statutory shareholder’s equity of approximately $837 million as of December 31, 2010 was subject to dividend restrictions imposed by various state regulations.

As of December 31, 2010, international insurance subsidiaries primarily include operations in Japan and Hong Kong. Historically, the Company has reinvested a substantial portion of its unrestricted earnings in these operations. In 2010, the Company sold its interests in its indirect Taiwan subsidiary, MassMutual Mercuries Life Insurance Company. This sale resulted in a $119 million increase to the statutory value of MMHLLC.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Goodwill of $338 million was written off in 2010 due to a change in valuation assumptions based on current market conditions of the Company’s unconsolidated Japanese affiliate, which did not impact the Company’s surplus.

As of and for the year ended December 31, 2008, goodwill and other intangible assets of approximately $150 million were written off in the financial statements of Tremont Group Holdings, Inc., a wholly owned subsidiary of OAC and an indirect subsidiary of the Company.

In 2010, the Company did not contribute capital to its subsidiaries, including MMHLLC. In 2009, the Company contributed capital of $60 million to C.M. Life.

The Company received $225 million and $130 million of cash dividends, recorded in net investment income, from MMHLLC through December 2010 and 2009, respectively.

The Company held debt issued by MMHLLC and its subsidiaries that amounted to $1,993 million and $1,493 million as of December 31, 2010 and 2009, respectively. The Company recorded interest income on MMHLLC debt of $113 million, $91 million and $63 million in 2010, 2009 and 2008 respectively.

On March 25, 2010, the Company and MMHLLC completed an equity for debt swap. MMHLLC swapped $500 million of the Company’s contributed capital for $500 million of additional MMHLLC debt. No cash was distributed by MMHLLC.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loan pools. The carrying value of mortgage loans was $11,218 million, net of valuation allowances of $130 million as of December 31, 2010. The carrying value of mortgage loans was $11,090 million, net of valuation allowances of $173 million as of December 31, 2009.

On occasion, the Company advances funds for the payment of taxes, assessments and other amounts such as real estate taxes, legal bills, and appraisals prepared by a designated external appraiser to protect collateral. Typically, advances are made on problem loans for which the Company is in negotiations with the borrower. To the extent that advances are not recoverable, they are written off as a realized loss. There were no taxes, assessments or other amounts advanced on behalf of a third party as of December 31, 2010. As of December 31, 2009, there were less than $1 million of taxes, assessments or other amounts advanced on behalf of a third party. These advances were excluded from the mortgage loan carrying value.

Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by FHA and VA guarantees. The Company purchases seasoned loan pools, most of which are FHA insured or VA guaranteed. The Company does not originate any residential mortgages but invests in residential mortgage loan pools which may contain mortgages of subprime credit quality. As of December 31, 2010 and 2009, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender, often for a commercial property in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. Shareholder’s equity was not materially impacted by the geographical concentrations for the years ended December 31, 2010 or 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amortized cost, carrying value, fair value and change in valuation allowance of the Company’s mortgage loans were as follows:

	December 31, 2010			Year Ended December 31, 2010

	Amortized Cost	Carrying Value	Fair Value	Increase (Decrease) in Valuation Allowance

	(In Millions)

Commercial mortgage loans
Primary lender	$8,884	$8,908	$9,042	$(46)
Mezzanine loans	121	63	62	3

Total commercial mortgage loans	9,005	8,971	9,104	(43)

Residential mortgage loans
FHA and VA guaranteed	2,224	2,224	2,141	-
Other residential loans	23	23	23	-

Total residential mortgage loans	2,247	2,247	2,164	-

Total mortgage loans	$11,252	$11,218	$11,268	$(43)

Note: As of December 31, 2010, changes in valuation allowance were comprised of $37 million of additions, $36 million of recoveries and $44 million of reserve losses from transfers to partnerships and LLC.

	December 31, 2009			Year Ended December 31, 2009

	Amortized Cost	Carrying Value	Fair Value	Increase (Decrease) in Valuation Allowance

		(In Millions)

Commercial mortgage loans
Primary lender	$8,743	$8,697	$8,361	$95
Mezzanine loans	127	72	71	20

Total commercial mortgage loans	8,870	8,769	8,432	115

Residential mortgage loans
FHA and VA guaranteed	2,293	2,293	2,133	-
Other residential loans	28	28	28	-

Total residential mortgage loans	2,321	2,321	2,161	-

Total mortgage loans	$11,191	$11,090	$10,593	$115

Note: As of December 31, 2009, changes in valuation allowance were comprised of $160 million of additions, $42 million of direct write-downs and $3 million of recoveries.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2010, scheduled mortgage loan maturities, net of valuation allowances, for commercial and residential loans were as follows (in millions):

2011	$1,175
2012	1,663
2013	660
2014	768
2015	789
Thereafter	3,916

Commercial mortgage loans	8,971
Residential loan pools	2,247

Total	$11,218

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

			December 31, 2010

	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total

			($ In Millions)

Office	$1,403	$658	$414	$97	$767	$3,339	38%
Apartments	996	532	411	385	256	2,580	29
Industrial and other	429	203	294	348	433	1,707	19
Retail	315	289	45	-	257	906	10
Hotels	309	39	34	20	37	439	4

Total	$3,452	$1,721	$1,198	$850	$1,750	$8,971	100%

			December 31, 2009

	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total

			($ In Millions)

Office	$1,081	$485	$817	$288	$646	$3,317	39%
Apartments	605	330	586	201	654	2,376	27
Industrial and other	397	225	368	308	400	1,698	19
Retail	320	105	25	6	275	731	8
Hotels	293	163	-	-	191	647	7

Total	$2,696	$1,308	$1,796	$803	$2,166	$8,769	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table sets forth the internal ratings for the Company’s mortgage loan portfolio, which the Company believes reflect the equivalent nationally recognized credit quality ratings:

	December 31, 2010

	AAA and AA	A	BBB and BB	B	CCC-C	D	Total

			(In Millions)

Commercial mortgage loans
Primary lender	$1,729	$3,538	$2,346	$1,279	$9	$7	$8,908
Mezzanine loans	-	5	-	8	47	3	63

Total commercial mortgage loans	1,729	3,543	2,346	1,287	56	10	8,971

Residential mortgage loans
FHA insured and VA guaranteed	2,224	-	-	-	-	-	2,224
Other residential loans	23	-	-	-	-	-	23

Total residential mortgage loans	2,247	-	-	-	-	-	2,247

Total mortgage loans	$3,976	$3,543	$2,346	$1,287	$56	$10	$11,218

As of December 31, 2010 and 2009, the Company had one restructured loan. Restructured loans typically have been modified to defer a portion of the contracted interest payments to future periods. No interest was deferred to future periods for the years ended December 31, 2010 or 2009.

The following table presents an analysis of the Company’s commercial mortgage loans on which a valuation allowance has been recorded:

	December 31, 2010

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

Commercial mortgage loans
Primary lender	$533	$539	$606	$(71)	$34
Mezzanine loans	25	27	85	(59)	2

Total mortgage loans	$558	$566	$691	$(130)	$36

Note: As of December 31, 2010, the Company held no impaired residential mortgage loans with a valuation allowance recorded. All mortgage loans included in the table above were individually valued for impairment.

As of December 31, 2010, the Company had $18 million of unpaid principal balance in impaired commercial mortgage loans with no related valuation allowance recorded.

As of December 31, 2010, the Company did not hold any impaired residential mortgage loans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table represents the valuation allowance recorded for the Company’s mortgage loans:

	December 31, 2010

	Commercial

	Primary lender	Mezzanine	Total

	(In Millions)

Beginning balance	$(117)	$(56)	$(173)
Additions	(28)	(9)	(37)
Decreases	30	6	36
Write-downs	44	-	44

Ending balance	$(71)	$(59)	$(130)

Note: As of December 31, 2010, the Company did not hold any FHA insured or VA guaranteed residential loans with a valuation allowance.

The following table represents the valuation allowance recorded for the Company’s mortgage loans as of December 31, 2009:

Beginning balance	$(58)
Additions	(160)
Decreases	3
Write-downs	42

Ending balance	$(173)

As of December 31, 2010, the Company did not hold any past due commercial or residential mortgage loans.

The change in the valuation allowance is recorded in change in net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus.

Mortgage loans with valuation allowances consisted of the following:

	December 31,
	2010	2009

	(In Millions)

Mortgage loans with valuation allowance	$688	$849
Less: Valuation allowance on impaired loans	(130)	(173)

Net carrying value of mortgage loans with valuation allowances	$558	$676

Average recorded mortgage loans with valuation allowances	$566	$666

The Company recorded $36 million in interest income on impaired loans as of December 31, 2010 and $47 million as of December 31, 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

During the years ended December 31, 2010 and 2009, mortgage loan lending rates, including fixed and variable, on the portfolio of mortgage loans were:

	December 31, 2010			December 31, 2009

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	1.0%	10.4%	5.5%	1.0%	12.0%	5.7%
Residential mortgage loan pools	3.3%	13.7%	6.4%	3.6%	13.7%	6.5%
Mezzanine mortgage loans	3.0%	18.0%	9.0%	3.0%	17.0%	8.7%

During the years ended December 31, 2010 and 2009, mortgage loan lending rates, including fixed and variable, on new issues were:

	December 31, 2010			December 31, 2009

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	2.3%	7.8%	4.9%	1.2%	12.0%	7.5%
Residential mortgage loan pools	5.3%	6.1%	5.7%	-	-	-
Mezzanine mortgage loans	-	-	-	15.0%	15.0%	15.0%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 89.5% as of December 31, 2010 and 2009. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 97.5% as of December 31, 2010 and 2009.

There was less than $1 million in interest deferred to future periods from mortgage loans on properties under development as of December 31, 2010 and no interest deferred to future periods from mortgage loans on properties under development as of December 31, 2009.

As of December 31, 2010, the carrying value of commercial mortgage loans for which the Company has suspended interest accruals was (in millions):

Primary lender	$74
Mezzanine loans	46

Total commercial mortgage loans	$120

Note: As of December 31, 2010, the Company did not have any residential mortgage loans for which it had suspended interest accruals.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2010

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$2,192	82%
Texas	951	86%
Illinois	611	79%
Massachusetts	599	71%
New York	447	58%
Virginia	436	70%
All other states	3,142	82%
Canada	593	73%

Total commercial mortgage loans	$8,971	79%

Note: All other states in this table consist of 33 states, with no individual state exposure exceeding $309 million.

	December 31, 2009

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$2,160	83%
Texas	841	79%
Massachusetts	613	73%
Illinois	510	90%
Washington	362	79%
Arizona	340	85%
All other states	3,358	78%
Canada	585	74%

Total commercial mortgage loans	$8,769	80%

Note: All other states in this table consist of 35 states, with no individual state exposure exceeding $335 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2010	2009

	(In Millions)

Held for the production of income	$2,102	$2,008
Accumulated depreciation	(844)	(779)
Encumbrances	(272)	(277)

Held for the production of income, net	986	952

Held for sale	36	27
Accumulated depreciation	(4)	-
Encumbrances	-	-

Held for sale, net	32	27

Occupied by the Company	221	217
Accumulated depreciation	(111)	(101)

Occupied by the Company, net	110	116

Total real estate	$1,128	$1,095

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Upon management’s approval for the sale of a property it is classified as held for sale. Most properties acquired through foreclosure are classified as held for sale.

Nonincome producing real estate includes properties under construction and land. The carrying value of nonincome producing real estate was $13 million as of December 31, 2010, including one residential complex for $7 million, an office complex under renovation for $5 million and two land parcels for less than $1 million. The carrying value of nonincome producing real estate was $31 million as of December 31, 2009, including a residential complex for $25 million, an office complex for $6 million and two land parcels for less than $1 million.

Of the four properties classified as held for sale as of December 31, 2009, three single family residences were sold as well as some units of a condominium complex for a net loss of $3 million. The remaining units of the condominium complex remain classified as held for sale as of December 31, 2010.

In 2010, eight single family residences were acquired as part of an employee relocation program and classified as held for sale, as well as one residential complex that was transferred to held for sale in 2010. Of these residences, three were sold for a net loss of less than $1 million. As of December 31, 2010, the Company held seven properties classified as held for sale. Additionally, an office complex was transferred to held for sale and sold in 2010, with proceeds of $118 million, including a gain of $68 million.

In 2009, nine single family residences were acquired as part of an employee relocation program and classified as held for sale. Of these residences, six were sold for a net loss of $1 million. As of December 31, 2009, the Company held four properties classified as held for sale.

Depreciation expense on real estate was $93 million for the year ended December 31, 2010, $94 million for the year ended December 31, 2009 and $89 million for the year ended December 31, 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, had characteristics of:

	December 31,
	2010	2009

	(In Millions)

Common stocks	$2,564	$2,395
Fixed maturities/preferred stock	1,144	814
Real estate	1,070	1,203
Mortgage loans	361	140
LIHTC	189	211
Other	43	50

Total	$5,371	$4,813

As of December 31, 2010 and 2009, the Company did not hold any partnerships or LLC with significant Alt A or subprime exposure.

There were no write-downs or reclassifications on LIHTC made during the years ended December 31, 2010 or 2009 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Bonds	$2,599	$2,349	$2,435
Preferred stocks	5	4	6
Common stocks - subsidiaries and affiliates	236	136	660
Common stocks - unaffiliated	11	5	27
Mortgage loans	629	665	712
Policy loans	654	681	657
Real estate	158	163	213
Partnerships and LLC	364	244	290
Derivatives	134	202	253
Cash, cash equivalents and short-term investments	5	13	74
Other	2	4	14

Subtotal investment income	4,797	4,466	5,341
Amortization of the IMR	67	28	(37)
Net gains (losses) from separate accounts	(1)	(1)	2
Less: Investment expenses	(438)	(422)	(443)

Net investment income	$4,425	$4,071	$4,863

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net realized capital gains and losses

Net realized capital gains (losses) including OTTI were comprised of the following:

	Year Ended December 31, 2010

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

	(In Millions)

Bonds	$257	$(163)	$(178)	$(84)
Preferred stocks	8	-	-	8
Common stocks - subsidiaries and affiliates	11	(6)	(1)	4
Common stocks - unaffiliated	21	(3)	(1)	17
Mortgage loans	6	(11)	(33)	(38)
Real estate	68	(3)	-	65
Partnerships and LLC	64	(12)	(88)	(36)
Derivatives and other	747	(767)	-	(20)

	$1,182	$(965)	$(301)	(84)

Federal and state taxes				(18)

Net realized capital gains (losses) before deferral to the IMR				(102)

Net (gains) losses deferred to the IMR				(147)
Less: taxes				(12)

Net after tax (gains) losses deferred to the IMR				(135)

Net realized capital gains (losses)				$(237)

	Year Ended December 31, 2009

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

	(In Millions)

Bonds	$420	$(130)	$(613)	$(323)
Preferred stocks	5	-	-	5
Common stocks - subsidiaries and affiliates	14	(4)	(71)	(61)
Common stocks - unaffiliated	116	(20)	(67)	29
Mortgage loans	-	(18)	(63)	(81)
Real estate	-	(4)	-	(4)
Partnerships and LLC	-	-	(251)	(251)
Derivatives and other	598	(838)	-	(240)

	$1,153	$(1,014)	$(1,065)	(926)

Federal and state taxes				131

Net realized capital gains (losses) before deferral to the IMR				(795)

Net (gains) losses deferred to the IMR				(308)
Less: taxes				(242)

Net after tax (gains) losses deferred to the IMR				(66)

Net realized capital gains (losses)				$(861)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2008

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

		(In Millions)

Bonds	$684	$(431)	$(1,018)	$(765)
Preferred stocks	2	(10)	(36)	(44)
Common stocks - subsidiaries and affiliates	20	(53)	(69)	(102)
Common stocks - unaffiliated	105	(86)	(34)	(15)
Mortgage loans	15	(10)	(1)	4
Real estate	53	(12)	-	41
Partnerships and LLC	18	(1)	(397)	(380)
Derivatives and other	976	(683)	(55)	238

	$1,873	$(1,286)	$(1,610)	(1,023)

Federal and state taxes				29

Net realized capital gains (losses) before deferral to the IMR				(994)

Net (gains) losses deferred to the IMR				(361)
Less: taxes				(122)

Net after tax (gains) losses deferred to the IMR				(239)

Net realized capital gains (losses)				$(1,233)

Portions of realized capital gains and losses, which were determined to be interest related, were deferred into the IMR. The IMR balance was a liability of $76 million as of December 31, 2010 and a liability of $37 million as of December 31, 2009.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

Bond OTTI were comprised of the following:

	Years Ended December 31,

	2010	2009	2008

	(In Millions)

Structured and loan-backed securities
Alt-A RMBS	$(113)	$(202)	$(579)
Alt-A CDOs	-	(2)	(19)
Subprime RMBS	(7)	(123)	(151)
Subprime CDOs	-	-	(4)
Prime RMBS	(31)	(34)	(23)
All other CDOs	(1)	(22)	(30)
CMBS	-	(1)	(2)

Total structured and loan-backed securities	(152)	(384)	(808)

Leveraged loans
Domestic leveraged loans	(9)	(52)	(56)
European leveraged loans	(4)	(89)	(51)

Total leveraged loans	(13)	(141)	(107)

Corporate bonds	(13)	(88)	(103)

Total bond OTTI	$(178)	$(613)	$(1,018)

Of the $178 million of OTTI for the year ended December 31, 2010, 85% of the impairments were determined using internally developed models. Of the $613 million of OTTI for the year ended December 31, 2009, 62% of the impairments were determined using internally developed models.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Loan-backed and structured securities

For the first two quarters of 2009, statutory OTTI of structured and other loan-backed securities were based on undiscounted cash flow models which produced $173 million of impairments. As discussed in Note 3 “New accounting standards,” the Company adopted a new accounting standard for determining whether or not an impairment is other than temporary for structured and loan-backed securities. The effect of adopting the new standard, as of July 1, 2009, was a $107 million decrease in the book value of the associated bonds. This adjustment was recorded as a cumulative effect of an accounting change in surplus, with an offsetting tax adjustment of $37 million and a corresponding adjustment to AVR of less than $1 million.

The following table contains loan-backed and structured securities that recognized OTTI through the year ended December 31, 2010 and six months ended December 31, 2009 as described in Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” classified on the following bases for recognizing OTTI:

	Year Ended December 31, 2010	Six Months Ended December 31, 2009

	(In Millions)

Intent to sell	$(2)	$-
Inability or lack of intent to retain for a period of time sufficient to recover amortized cost basis	-	-
Present value of cash flows expected to be collected is less than amortized cost basis	(150)	(203)

Total	$(152)	$(203)

Refer to Note 21 “Impairment listing for loan-backed and structured securities” for CUSIP level detail of impaired structured securities (present value of cash flows is less than cost or amortized cost), including securities with recognized OTTI for noninterest related declines for which an interest related impairment has not yet been recognized.

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with total carrying values of $3,883 million as of December 31, 2010 and $3,439 million as of December 31, 2009. As of December 31, 2010, the maturities of these agreements were January 4, 2011 through March 3, 2011 and the interest rates ranged from 0.2% to 0.3% . The outstanding amounts were collateralized by bonds with a fair value of $3,957 million as of December 31, 2010 and $3,396 million as of December 31, 2009.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the simulated instrument or when the simulated instruments are unavailable. Synthetic assets can be created to either hedge and reduce the Company’s exposure or increase the Company’s exposure to a particular asset. The Company held synthetic assets which increased the Company’s exposure to $2,108 million as of December 31, 2010 and $1,883 million as of December 31, 2009. Of this amount, $314 million as of December 31, 2010 and $90 million as of December 31, 2009, were considered replicated asset transactions as defined under statutory accounting principles as the pairing of a long derivative contract with a cash instrument held. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

default swaps, options, interest rate caps and floors, forward contracts, and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily utilized to more closely match the interest rate cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. This transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy. The Company does not write credit default swaps as a participant in the credit insurance market but does sell swaps to generate returns consistent with bond returns when the actual bond is not available or the market price is more expensive.

The Company uses credit default swaps to either reduce exposure to particular issuers by buying protection or increase exposure to issuers by selling protection against specified credit events. The Company buys protection as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells protection to enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market or to enter into synthetic transactions by buying a high quality liquid bond to match against the credit default swap.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter into an interest rate swap at a future date. The Company purchases these options in order to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss in this environment. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically,

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” (TBAs) forward contracts to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs which settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters into agreements with counterparties that allow for contracts in a positive position, where the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $2,067 million as of December 31, 2010 and $2,175 million as of December 31, 2009. In the event of default the full market value exposure at risk in a net gain position, net of offsets and collateral was $29 million as of December 31, 2010 and $65 million as of December 31, 2009. The amount at risk using NAIC prescribed rules was $300 million as of December 31, 2010 and $229 million as of December 31, 2009. Negative values in the carrying value of a particular derivative category can result from a counterparty’s right to offset positions in multiple derivative financial instruments. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

The following tables summarize the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2010

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

		(In Millions)

Interest rate swaps	$2,045	$53,765	$134	$5,257
Currency swaps	92	971	69	559
Options	213	4,902	(50)	732
Asset and credit default swaps	27	1,537	-	35
Forward contracts	10	1,533	(10)	1,683
Financial futures - short positions	-	413	-	-
Financial futures - long positions	-	2,439	-	-

Total	$2,387	$65,560	$143	$8,266

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

		(In Millions)

Interest rate swaps	$1,890	$46,506	$92	$3,238
Currency swaps	113	972	80	622
Options	335	7,657	(46)	740
Asset and credit default swaps	52	1,064	-	68
Interest rate caps and floors	3	340	-	-
Forward contracts	1	1,445	(10)	1,751
Financial futures - long positions	-	420	-	-

Total	$2,394	$58,404	$116	$6,419

Notional amounts do not represent amounts exchanged by the parties and thus are not a measure of the Company’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices, or financial and other indices.

The following table summarizes the Company’s notional amounts by contractual maturity and type of derivative:

	One Year or Less	One Through Five Years	Five Through Ten Years	After Ten Years	December 31,
					2010	2009

					Total	Total

	(In Millions)

Interest rate swaps	$1,616	$13,246	$14,585	$29,575	$59,022	$49,744
Currency swaps	15	1,111	404	-	1,530	1,594
Options	-	115	630	4,889	5,634	8,397
Other derivatives	6,162	941	187	350	7,640	5,088

Total	$7,793	$15,413	$15,806	$34,814	$73,826	$64,823

The following table represents the Company’s net notional interest rate swap positions:

	December 31,
	2010	2009

	(In Millions)

Open interest rate swaps in a fixed receive position	$29,062	$19,920
Open interest rate swaps in a fixed pay position	27,768	22,578
Other interest related swaps	2,192	7,246

Total interest rate swaps	$59,022	$49,744

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables summarize the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) on the mark to market of open contracts by derivative type:

	December 31, 2010

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(85)	$112
Currency swaps	-	(10)
Asset, equity and credit default swaps	(1)	(21)
Options	(13)	(127)
Interest rate caps and floors	4	(2)
Forward contracts	131	10
Financial futures - long positions	36	-
Financial futures - short positions	(96)	-

Total	$(24)	$(38)

	December 31, 2009

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(70)	$135
Currency swaps	67	(169)
Asset, equity and credit default swaps	12	(69)
Options	(32)	(836)
Interest rate caps and floors	-	1
Forward contracts	63	32
Financial futures - long positions	(39)	-
Financial futures - short positions	(168)	-

Total	$(167)	$(906)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008

	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$63	$749
Currency swaps	(37)	180
Asset, equity and credit default swaps	93	58
Options	(15)	945
Interest rate caps and floors	-	1
Forward contracts	94	(15)
Financial futures - long positions	49	-
Financial futures - short positions	53	-

Total	$300	$1,918

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following fair value disclosure summarizes the Company’s financial instruments:

	December 31, 2010		December 31, 2009

	Carrying Value	Fair Value	Carrying Value	Fair Value

		(In Millions)

Financial assets:
Bonds
U. S. government and agencies	$8,762	$8,858	$13,192	$12,350
All other governments	116	143	116	133
States, territories and possessions	1,395	1,382	1,152	1,251
Special revenue	1,958	2,116	1,474	1,582
Industrial and miscellaneous	33,005	34,147	27,628	27,067
Credit tenant loans	94	107	107	117
Parent, subsidiaries and affiliates	4,997	4,966	3,053	2,873
Preferred stocks	306	321	128	138
Common stock - unaffiliated	238	238	241	241
Common stock - affiliated (1)	401	401	273	273
Mortgage loans - commercial	8,971	9,104	8,769	8,432
Mortgage loans - residential	2,247	2,164	2,321	2,161
Policy loans	8,960	11,390	8,486	10,435
Cash, cash equivalents and short-term investments	1,139	1,139	2,251	2,251
Derivatives
Interest rate caps and floors	-	-	3	3
Forward contracts	10	10	1	1
Interest rate swaps	2,045	2,045	1,890	1,890
Currency swaps	92	92	113	113
Asset and credit default swaps	27	27	52	52
Options	213	213	335	335

Financial liabilities:
Commercial paper	250	250	250	250
Securities sold under agreements to repurchase	3,883	3,883	3,439	3,439
Funding agreements	2,299	2,373	1,525	1,588
Investment-type insurance contracts:
Group annuity investment contracts	6,787	7,275	6,953	7,317
Individual annuity investment contracts	3,861	3,995	3,391	3,437
Guaranteed investment contracts	18	18	26	27
Supplementary investment contracts	1,021	1,022	1,020	1,021

(1)

Common stocks - affiliated does not include MMHLLC which had a statutory carrying value of $2,502 million as of December 31, 2010 and $2,627 million as of December 31, 2009. Also excluded is C.M. Life which had a statutory carrying value of $837 million as of December 31, 2010 and $718 million as of December 31, 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2010		December 31, 2009

	Carrying Value	Fair Value	Carrying Value	Fair Value

		(In Millions)

Financial liabilities (continued):
Derivatives
Forward contracts	$(10)	$(10)	$(10)	$(10)
Interest rate swaps	134	134	92	92
Currency swaps	69	69	80	80
Options	(50)	(50)	(46)	(46)

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

Level 3 bonds as defined below were 27.4% of the total fair value of bonds as of December 31, 2010 and 25.0% as of December 31, 2009.

The average fair value of outstanding derivative financial instrument assets over the course of the year was $2,390 million as of December 31, 2010 and $2,971 million as of December 31, 2009. The average fair value of outstanding derivative financial instrument liabilities over the course of the year was $130 million as of December 31, 2010 and $248 million as of December 31, 2009.

Fair value hierarchy

For the year ended December 31, 2010, there were no significant changes to the Company’s valuation techniques.

The Company’s valuation techniques are based upon observable and unobservable pricing inputs. Observable inputs reflect market data obtained from independent sources based on trades of securities, while unobservable inputs reflect the Company’s market assumptions. These inputs comprise the following fair value hierarchy:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets and liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quotable market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data, for similar assets in an active market or obtained directly from brokers for identical assets traded in an inactive market. Investments which are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings, benchmark yields such as the London Inter-bank Offering Rate, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments which are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value for investment-type insurance contracts and funding agreements is determined as follows:

The fair value of group annuity investment contracts is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the market value. For contracts with longer durations, guaranteed investment contracts, funding agreements, and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset-liability management analysis.

The fair value of short-term debt instruments with a maturity less than 30 days is assumed to be equal to the book value. The Company generally uses unadjusted quotable market prices from independent brokers, when available, to determine the fair value of debt instruments with a maturity greater than 30 days.

Assets that are carried at fair value on a recurring basis are those that are marked to market at regular intervals. All of the Company’s financial instruments that are carried at fair value are measured on a recurring basis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present the Company’s fair value hierarchy for financial instruments which are carried at fair value:

	December 31, 2010

	Level 1	Level 2	Level 3	Netting (1)	Total

	(In Millions)

Financial assets:
Bonds
Industrial and miscellaneous	$-	$69	$36	$-	$105
Parent, subsidiaries and affiliates	-	9	20	-	29
Preferred stocks NAIC 4-6	-	-	-	-	-
Common stock - unaffiliated	74	9	155	-	238
Common stock - affiliated (2)	-	332	69	-	401
Cash equivalents and short-term investments (3)	-	800	-	-	800
Separate account assets (4)	32,944	7,172	272	-	40,388
Derivatives
Forward contracts	-	35	-	(25)	10
Interest rate swaps	-	3,607	-	(1,562)	2,045
Currency swaps	-	155	-	(63)	92
Asset and credit default swaps	-	38	-	(11)	27
Options	-	277	-	(64)	213

Total financial assets carried at fair value	$33,018	$12,503	$552	$(1,725)	$44,348

Financial liabilities:
Derivatives
Forward contracts	$-	$15	$-	$(25)	$(10)
Interest rate swaps	-	1,696	-	(1,562)	134
Currency swaps	-	132	-	(63)	69
Asset and credit default swaps	-	11	-	(11)	-
Options	-	14	-	(64)	(50)

Total financial liabilities carried at fair value	$-	$1,868	$-	$(1,725)	$143

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – affiliated does not include MMHLLC which had a statutory carrying value of $2,502 million and C.M. Life which had a statutory carrying value of $837 million.

(3)	Does not include cash of $339 million.

(4)

$301 million of book value separate account assets and $627 million of market value separate account assets are not carried at fair value and therefore, not included in this table. In addition, $345 million was reclassed from Level 3 to Level 2 to conform with management’s classifications.

For the year ended December 31, 2010 there were no significant transfers between Level 1 and Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	Level 1	Level 2	Level 3	Netting (1)	Total

	(In Millions)

Financial assets:
Bonds	$-	$126	$-	$-	$126
Preferred stocks NAIC 4-6	-	3	12	-	15
Common stock - unaffiliated	61	24	156	-	241
Common stock - affiliated (2)	-	209	64	-	273
Derivative financial instruments	-	3,398	1	(1,005)	2,394
Cash equivalents and short-term investments (3)	-	1,789	-	-	1,789
Separate account assets (4)	29,284	7,203	300	-	36,787

Total financial assets carried at fair value	$29,345	$12,752	$533	$(1,005)	$41,625

Financial liabilities:
Derivative financial instruments	$-	$1,119	$2	$(1,005)	$116

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – affiliated does not include MMHLLC which had a statutory carrying value of $2,627 million and C.M. Life which had a statutory carrying value of $718 million.

(3)	Does not include cash of $462 million.

(4)

$425 million of book value separate account assets and $554 million of market value separate account assets are not carried at fair value and therefore, not included in this table. In addition, $345 million was reclassed from Level 3 to Level 2 to conform with management’s classifications.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present changes in the Company’s Level 3 financial instruments which are carried at fair value:

	Balance as of 12/31/2009	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Purchases	Issuances	Sales	Settlements	Transfers into Level 3 (1)	Transfers out of Level 3 (1)	Balance as of 12/31/2010

	(In Millions)

Financial assets:
Bonds
Industrial and miscellaneous	$-	$2	$-	$10	$27	$(18)	$(30)	$152	$(107)	$36
Parent, subsidiaries and affiliates	-	-	8	-	68	-	(68)	12	-	20
Preferred stocks NAIC 4-6	12	-	-	1	-	(8)	-	-	(5)	-
Common stock - unaffiliated	156	6	(1)	6	1	(13)	-	-	-	155
Common stock - affiliated	64	4	4	136	6	(136)	(9)	-	-	69
Separate account assets (2)	300	18	24	71	-	(124)	(19)	2	-	272
Derivatives:
Interest rate swaps	1	(1)	-	-	-	-	-	-	-	-

Total Level 3 financial assets carried at fair value	$533	$29	$35	$224	$102	$(299)	$(126)	$166	$(112)	$552

Financial liabilities:
Derivatives
Interest rate swaps	$2	$(2)	$-	$-	$-	$-	$-	$-	$-	$-

(1)

The majority of transfers into/out of Level 3 for bonds are related to NAIC Category 6 bonds. These bonds had previously been separately stated as being held at fair value on a non-recurring basis. The NAIC recently stated that all assets carried at fair value should be reported together.

(2)	Reclassed $345 million from Level 3 to Level 2 to conform with management’s classifications.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Balance as of 12/31/2008	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Acquisitions and (Dispositions)	Transfers Into / (Out) Level 3	Balance as of 12/31/2009

	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$7	$2	$6	$(3)	$-	$12
Common stock - unaffiliated	67	-	13	90	(14)	156
Common stock - affiliated	125	(6)	6	(45)	(16)	64
Derivative financial instruments	8	(7)	-	-	-	1
Separate account assets (1)	356	(28)	53	(55)	(26)	300

Total Level 3 financial assets carried at fair value	$563	$(39)	$78	$(13)	$(56)	$533

Financial liabilities:
Derivative financial instruments	$5	$(3)	$-	$-	$-	$2

(1)	Reclassed $345 million from Level 3 to Level 2 to conform with management’s classifications.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Fixed assets

The Company’s fixed assets, both admitted and nonadmitted, primarily include internally developed and purchased software, electronic data processing equipment, office equipment and furniture. The following summarizes fixed assets:

	December 31, 2010		Year Ended December 31, 2010

	Carrying Amount	Accumulated Depreciation	Depreciation

		(In Millions)

Data processing	$18	$78	$10
Workstations	2	31	2
Connectivity	3	41	2

Subtotal EDP	23	150	14

Internally developed software	106	160	2
Leasehold improvements	8	16	2
Furniture	5	66	1
Other	-	1	-

Total fixed assets	$142	$393	$19

	December 31, 2009		Year Ended December 31, 2009

	Carrying Amount	Accumulated Depreciation	Depreciation

		(In Millions)

Data processing	$15	$68	$8
Workstations	2	30	2
Connectivity	3	39	3

Subtotal EDP	20	137	13

Internally developed software	60	164	31
Leasehold improvements	9	14	2
Furniture	2	65	9
Other	1	1	-

Total fixed assets	$92	$381	$55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008		Year Ended December 31, 2008

	Carrying Amount	Accumulated Depreciation	Depreciation

		(In Millions)

Data processing	$11	$60	$7
Workstations	3	29	2
Connectivity	5	36	5

Subtotal EDP	19	125	14

Internally developed software	171	206	24
Leasehold improvements	8	13	2
Furniture	25	85	10
Other	1	1	-

Total fixed assets	$224	$430	$50

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The table below summarizes the deferred and uncollected life insurance premium on a gross basis as well as net of loading and reinsurance.

	December 31,
	2010		2009

	Gross	Net	Gross	Net

		(In Millions)

Ordinary new business	$61	$23	$58	$23
Ordinary renewal	487	541	528	580
Group life	11	11	16	16

Total	$559	$575	$602	$619

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2010:

Issue Year	Face Amount	Carrying Value	Interest Rate	Maturity Date

		($ In Millions)

1993	$250	$250	7.625%	2023
1994	100	100	7.500%	2024
2003	250	249	5.625%	2033
2009	750	741	8.875%	2039

Total	$1,350	$1,340

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003 and 2009. Scheduled interest on the notes issued in 2003 and 1993 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the note issued in 2009 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2010, the unapproved interest was $12 million. As of December 31, 2010, the Company has paid cumulative interest of $653 million on surplus notes. Interest of $107 million, $74 million and $41 million was approved and paid during the years ended December 31, 2010, 2009 and 2008, respectively.

9.	Related party transactions

The following transactions are between the Company and related parties.

As of December 31, 2010 and 2009, the Company reported $27 million as amounts due from subsidiaries and affiliates and $24 million and $15 million, respectively, as amounts due to subsidiaries and affiliates. Terms require settlement of these amounts within 30 to 90 days.

The Company has an outstanding amount due to Cornerstone Real Estate Advisers, LLC of $5 million as of December 31, 2010 and 2009. The note matures December 31, 2011. Interest is payable semi-annually in arrears at a 3.7% interest rate as of December 31, 2010. Interest accrued and paid was less than $1 million for the years ended December 31, 2010, 2009 and 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has modified coinsurance (Modco) agreements with its unconsolidated Japanese affiliate, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese affiliate retains the reserve and associated assets on traditional individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. The Modco agreements are used to allow the Japanese affiliate to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese affiliate holding the reserves on the ceded coverage rather than the Company. The net amounts due from the Japanese affiliate were $1 million and $2 million as of December 31, 2010 and 2009, respectively. These outstanding balances are due and payable within 90 days.

The following table summarizes the related party reinsurance transactions between the Company and the Japanese affiliate:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Premium assumed	$26	$33	$43
Modified coinsurance adjustments, included in fees and other income (expense)	30	47	17
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(3)	(3)	(4)
Policyholders’ benefits	(48)	(69)	(50)

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2010 and 2009, the net amounts due to C.M. Life and MML Bay State were $5 million and $7 million, respectively. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these agreements:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Premium assumed	$85	$88	$97
Modified coinsurance adjustments, included in fees and other income (expense)	39	38	49
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(25)	(25)	(26)
Policyholders’ benefits	(87)	(107)	(91)
Experience refunds paid	(1)	(1)	(4)

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees from C.M. Life accounted for $65 million in 2010, $74 million in 2009 and $72 million in 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has agreements with its subsidiaries and affiliates, including OFI and Baring International Investment Limited (Baring), where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Babson Capital and Cornerstone Real Estate Advisers, LLC, which provide investment advisory services to the Company.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$134	$163	$182
Recordkeeping and other services	42	30	23
Investment advisory income	5	4	4
Fee expense:
Investment advisory services	154	154	164
Employee benefit plans administrative services	-	-	9

MassMutual Benefits Management, Inc., a wholly owned subsidiary of MMHLLC which held the obligation to pay the Company’s other postretirement benefits was liquidated on August 31, 2009. This liquidation resulted in an increase to surplus of $105 million in 2009 related to DTAs.

The Company’s subsidiary, Babson Capital, invests a portion of its non-qualified compensation plan in an interest guarantee contract with the Company. The Company credited interest of $4 million and $1 million on deposits to this Babson Capital contract for the years ended December 31, 2010 and 2009, respectively.

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including MML Bay State) where certain variable annuity contract holders of MassMutual, C.M. Life or MML Bay State can make nontaxable exchanges of their contract for an enhanced variable annuity contract of MassMutual or C.M. Life. The Company recorded premium income of $8 million, $24 million and $115 million as of December 31, 2010. The Company recorded surrender benefits of $1 million as of December 31, 2010 and $2 million as of December 31, 2009 and 2008, respectively, related to these exchange programs. C.M. Life recorded premium income of $1 million as of December 31, 2010 and $2 million as of December 31, 2009 and 2008. C.M. Life recorded surrender benefits of $8 million, $24 million and $114 million in 2010, 2009 and 2008, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not pay any net commissions to C.M. Life as of December 31, 2010; the Company has paid net commissions to C.M. Life of less than $1 million for the years ended December 31, 2009 and 2008.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term, coinsurance or modified coinsurance basis.

Refer to Note 9 “Related party transactions” for more information about the Company’s affiliated reinsurance transactions.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2010, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $1,985 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Income (Loss) were as follows:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Direct premium	$11,725	$12,910	$13,709
Premium assumed	110	122	138
Premium ceded	(672)	(640)	(609)

Total net premium	$11,163	$12,392	$13,238

Reinsurance recoveries
Assumed	$(72)	$(66)	$(69)
Ceded	399	372	313

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2010	2009

	(In Millions)

Reinsurance reserves
Assumed	$728	$732
Ceded	(2,239)	(2,003)
Amounts recoverable from reinsurers
Assumed	(16)	(20)
Ceded	100	121

Reinsurance reserves ceded as of December 31, 2010 include $1,547 million associated with life insurance policies, $603 million for long-term care, $73 million for disability and $16 million for group life and health. Reinsurance reserves ceded as of December 31, 2009 include $1,418 million associated with life insurance policies, $488 million for long-term care, $80 million for disability and $17 million for group life and health.

As of December 31, 2010, one reinsurer accounted for 26% of the outstanding reinsurance recoverable and the next largest reinsurer had 15% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had total life insurance in force of $384,763 million and $373,967 million as of December 31, 2010 and 2009, respectively. Of this total, the Company had $18,300 million and $25,319 million of life insurance in force as of December 31, 2010 and 2009, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

The following table summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
		2010				2009

	Amount	Interest Rates			Amount	Interest Rates

	( $ In Millions)

Individual life	$34,554	2.5%	-	6.0%	$33,372	2.5%	-	6.0%
Group life	9,431	2.5%	-	4.5%	9,253	2.5%	-	4.5%
Group annuities	8,856	2.3%	-	11.3%	9,109	2.3%	-	11.3%
Individual annuities	5,599	2.3%	-	11.3%	4,772	2.3%	-	11.3%
Individual universal and variable life	3,184	4.0%	-	6.0%	2,851	4.0%	-	6.0%
Disabled life claim reserves	1,828	3.5%	-	6.0%	1,825	3.5%	-	6.0%
Disability active life reserves	581	3.5%	-	6.0%	574	3.5%	-	6.0%
Other	194	2.5%	-	6.0%	171	2.5%	-	4.5%
Guaranteed investment contracts	18	4.4%	-	13.0%	26	4.0%	-	13.0%

Total	$64,245				$61,953

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include group annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life, variable life and long-term care products. Disabled life claim reserves include disability income and long-term care claims that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts issued. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following table summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2010				2009

	Amount	Interest Rates			Amount	Interest Rates

	( $ In Millions)

Funding agreements	$2,299	0.3%	-	10.2%	$1,525	0.4%	-	10.2%
Supplementary contracts	594	0.3%	-	8.0%	576	0.3%	-	8.0%
Dividend accumulations	583	3.4%	-	4.2%	594	3.4%	-	4.8%
Other	101	4.0%	-	8.0%	114	4.0%	-	8.0%

Total	$3,577				$2,809

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in either the general investments of the Company or in a separate account. As of December 31, 2010 and 2009, respectively, funding agreement balances in the general investments of the Company totaled $2,299 million and $1,525 million, consisting of $2,280 million and $1,496 million in note programs and $19 million and $29 million in various other agreements.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program, with approximately $455 million remaining in run-off, and are now issued from its $8 billion Global Medium-Term Note Program.

As of December 31, 2010, the Company’s funding agreement balances by maturity year were as follows (in millions):

2011	$201
2012	310
2013	633
2014	402
2015	402
Thereafter	351

Total	$2,299

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that past experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following table summarizes the disabled life unpaid claims and claim expense reserves:

	December 31,
	2010	2009

	(In Millions)

Claim reserves, beginning of year	$1,960	$1,893
Less: Reinsurance recoverables	110	84

Net claim reserves, beginning of year	1,850	1,809

Claims paid related to:
Current year	(14)	(16)
Prior years	(293)	(280)

Total claims paid	(307)	(296)

Incurred related to:
Current year’s incurred	217	246
Current year’s interest	5	6
Prior years’ incurred	4	(2)
Prior years’ interest	81	81

Total incurred	307	331

Adjustments through surplus	-	6

Net claim reserves, end of year	1,850	1,850
Plus reinsurance recoverables	115	110

Claim reserves, end of year	$1,965	$1,960

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $4 million increase in the prior years’ incurred claims for 2010 was due to unfavorable experience and the $2 million decrease in the prior years’ incurred claims for 2009 was due to actual claim terminations being more than those anticipated by the morbidity table.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2010	2009

	(In Millions)

Disabled life claim reserves	$1,828	$1,825
Accrued claim liabilities	22	25

Net claim reserves, end of year	$1,850	$1,850

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on annuity contracts is generally only available at contract issue. In 2009, the Company initially suspended issuing contracts with GMIBs and GMWBs. Beginning in the first quarter of 2010 the Company began offering a newly designed GMWB on a variable annuity product.

The following table shows the liabilities for guaranteed minimum death, income, accumulation and withdrawal benefits as required by the actuarial guidelines (in millions):

Liability as of December 31, 2008	$732
Incurred guarantee benefits in 2009	(219)
Paid guarantee benefits in 2009	(8)

Liability as of December 31, 2009	505
Incurred guarantee benefits in 2010	(14)
Paid guarantee benefits in 2010	(3)

Liability as of December 31, 2010	$488

The Company held reserves in accordance with the stochastic and standard scenarios as of December 31, 2010 and 2009, respectively. As of December 31, 2010 the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy. As of December 31, 2009 the Company held additional reserves above those indicated based on the standard scenarios in order to maintain a prudent level of reserve adequacy.

The following table summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with guaranteed minimum death, income, accumulation and withdrawal benefits classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2010			December 31, 2009

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

			($ In Millions)

Annuity:
GMDB	$9,179	$166	61	$8,117	$504	61
GMIB	4,293	509	61	3,868	661	61
GMAB	1,416	29	57	1,050	77	58
GMWB	161	8	65	147	11	66

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Account balances of variable annuity contracts with guaranteed minimum death, income, accumulation and withdrawal benefits are summarized in the table below:

	December 31, 2010				December 31, 2009

	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB

				(In Millions)

Separate account	$8,362	$4,279	$1,346	$161	$7,403	$3,854	$988	$147
Company’s general investments	817	14	70	-	714	14	62	-

Total	$9,179	$4,293	$1,416	$161	$8,117	$3,868	$1,050	$147

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2010	2009

	(In Millions)

Beginning balance	$1,169	$981
Net liability increase	174	188

Ending balance	$1,343	$1,169

12. Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2010 and 2009. The commercial paper issued in 2010 had interest rates ranging from 0.25% to 0.37% with maturity dates ranging from 1 day to 42 days. Interest expense for the commercial paper, for the years ended December 31, 2010, 2009 and 2008 was less than $1 million, $1 million and $7 million, respectively.

As of April 2010, the Company signed a $1 billion 3-year credit facility, which replaced the $500 million 5-year credit facility, with a syndicate of lenders that could be used for general corporate purposes and to support commercial paper borrowings. The new facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2010, 2009 and 2008, the Company was in compliance with all covenants under the credit facilities. For the years ended December 31, 2010, 2009 and 2008, there were no draws on the credit facilities. For the years ended December 31, 2010, 2009 and 2008, there were credit facility fees of less than $1 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

13. Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. For participants, benefits are calculated as the greater of (1) a formula based on age, service and salary during their careers or (2) a formula based on final average earnings and length of service.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2010 and 2009, the Company contributed to its qualified defined benefit plan $116 million and $150 million, respectively.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for all of its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $1,384 million and $1,218 million as of December 31, 2010 and 2009, respectively. The Company match for the 401(k) thrift savings plan is 5% of eligible W-2 compensation.

The total matching thrift savings contributions by the Company were $29 million, $22 million and $22 million for the years ended December 31, 2010, 2009 and 2008, respectively and were included in general insurance expenses.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $192 million and $189 million as of December 31, 2010 and 2009, respectively.

c.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. Even though MMHLLC holds the obligation to pay the Company’s other postretirement and postemployment benefits, this transfer does not relieve the Company of its primary liability.

MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains and losses and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory; while a portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

In 2009, the Company announced a change to other postretirement benefit plans for the Company’s agents to eliminate retiree life insurance coverage. This change was effective January 1, 2010 for participants retiring on or after January 1, 2010. This change to the plans had an immaterial impact to the benefit obligations. The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Accrued Postemployment Benefits

The Company provides severance related postemployment benefits for home office employees. The net accumulated liability recorded for these benefits was $25 million as of December 31, 2010 and 2009.

The Company accrues postemployment benefits for agents’ health benefits for those agents that qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $12 million as of December 31, 2010 and 2009.

d.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million is being amortized over 20 years through 2012, the remaining balance is $9 million. The initial transition obligation represents the phased recognition on the Statutory Statements of Income (Loss) of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section f. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Accumulated postretirement benefit obligations and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trend, mortality and expected retirement age.

The following table sets forth the change in the projected benefit obligation of the defined benefit pension and other postretirement plans:

		December 31,
	2010	2009	2010	2009

	Pension		Other Postretirement
	Benefits		Benefits

		(In Millions)

Change in vested projected benefit obligation:
Projected benefit obligation, beginning of year	$1,647	$1,547	$311	$285
Service cost	44	54	8	8
Interest cost	96	87	17	16
Contributions by plan participants	-	-	9	9
Plan amendments	-	-	-	(1)
Actuarial (gains) losses	(24)	71	(6)	18
Medicare prescription drug direct subsidy	-	-	2	1
Benefits paid	(90)	(84)	(26)	(26)
Change in discount rate	91	(28)	15	1

Projected benefit obligation, end of year	$1,764	$1,647	$330	$311

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table sets forth the change in the accumulated benefit obligation of the defined benefit pension and postretirement plans:

		December 31,
	2010	2009	2010	2009

	Pension Benefits	Other Postretirement Benefits

		(In Millions)

Change in vested accumulated benefit obligation:
Accumulated benefit obligation, beginning of year	$1,626	$1,537	$311	$285
Service cost	45	54	8	8
Interest cost	95	87	17	16
Contributions by plan participants	-	-	9	9
Plan amendments	-	-	-	(1)
Actuarial (gains) losses	(24)	60	(6)	18
Medicare prescription drug direct subsidy	-	-	2	1
Benefits paid	(90)	(84)	(26)	(26)
Change in discount rate	91	(28)	15	1

Accumulated benefit obligation, end of year	$1,743	$1,626	$330	$311

The following table presents the pension and other postretirement projected and accumulated benefit obligation for vested and non-vested employees:

		December 31,
	2010	2009	2010	2009

	Pension Benefits	Other Postretirement Benefits

		(In Millions)

Projected benefit obligation for:
Vested employees	$1,764	$1,647	$330	$311
Non-vested employees	31	25	35	31

Total projected benefit obligation	$1,795	$1,672	$365	$342

Accumulated benefit obligation for:
Vested employees	$1,743	$1,626	$330	$311
Non-vested employees	16	10	35	31

Total accumulated benefit obligation	$1,759	$1,636	$365	$342

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2010. A spot yield curve is developed from this data that is then used to determine the present value for the obligation. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is computed so that the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $51 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits as required by current statutory accounting guidance regarding retirement benefits. For active participants, service is projected to the end of 2010 and pensionable earnings are projected to the date of probable termination.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Plan assets

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets:

		December 31,
	2010	2009	2010	2009

	Pension Benefits	Other Postretirement Benefits

		(In Millions)

Change in plan assets:
Fair value of plan assets, beginning of year	$1,244	$964	$5	$6
Actual return on plan assets	148	197	-	-
Employer contributions	136	167	17	16
Contributions by plan participants	-	-	9	9
Benefits paid	(90)	(84)	(26)	(26)

Fair value of plan assets, end of year	$1,438	$1,244	$5	$5

All investments of the qualified pension plan are invested through the Company’s group annuity contract. This contract invests in the General Investment Account option of the Company, pooled separate accounts and nonpooled separate accounts. Pooled separate account assets support more than one group annuity contract, managed by the Company. These assets are assigned for the purposes of allocating investment returns and asset gains and losses. Nonpooled separate accounts are managed by the Company and unaffiliated asset managers.

The Company’s qualified pension plan assets were invested in a group annuity contract in the Company’s general assets and separate accounts managed by the Company as follows:

	December 31,
	2010	2009

	(In Millions)

General Investment Account option	$242	$275
Babson Long Term Duration Bond Fund	121	-
Oppenheimer Small Capitalization Core Fund	103	116
MM Premier International Equity Fund	78	68
Oppenheimer Large Core Fund	63	159
Babson Enhanced Index Value Fund	59	52
MM Premier Capital Appreciation Fund	49	140
Oppenheimer Large Capitalization Value Fund	44	29
MM Premier Strategic Emerging Markets Fund	38	-
MM Select Small Cap Growth Fund	28	-
MM Select Small Cap Value Fund	28	-
Oppenheimer Real Estate Fund	19	15
MM Premier High Yield Fund	-	21
MM Premier Value Fund	-	17
MM Premier Enhanced Value Equity Fund	-	6
Oppenheimer Tremont Core Diversified Hedge Fund	-	5

	$872	$903

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The remaining balance of the Company’s pension plan assets were invested with unaffiliated asset managers in the Company’s separate accounts. The approximate amount of annual benefits to plan participants covered by a group annuity contract issued by the employer or related parties is estimated at $57 million in 2011.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as a private equity fund, an equity index exchange traded fund and a bond index exchange traded fund are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 25% to 35% domestic equity securities, 20% to 30% long duration bond securities, 15% to 25% General Investment Account option, 13% to 18% international equity securities and 5% to 15% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships which trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s General Investment Account option earns fixed interest, primarily comprised of an investment in an unallocated insurance contract, held by the Company. Approximately 17% and 22% of the assets of the Company’s pension plan were invested in the Company’s General Investment Account option through the unallocated group annuity insurance contract as of December 31, 2010 and 2009, respectively.

Plan assets have increased $194 million, or 16%, from $1,244 million as of December 31, 2009 to $1,438 million as of December 31, 2010. Of the $194 million, the actual return on plan assets was a gain of $148 million in 2010 compared to a gain of $197 million in 2009.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

The following is a description of the valuation methodologies used to measure fair value for investments.

Pooled separate accounts: Valued using the unit value calculated based on the net asset value (NAV) of the underlying pool of securities which are mutual funds. Mutual funds trade on one or more U.S. or foreign exchanges and the fair value is derived based on the closing prices for the underlying securities.

Nonpooled separate accounts: Valued using the closing price reported on the active market on which the individual securities are traded.

Cash: Is stated at cost, which is equal to fair value and held by an unaffiliated bank.

General investment account: Liquidation value based on an actuarial formula as defined under the terms of the contract. There is no observable price.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present the fair value hierarchy of the Company’s pension plan assets by asset class:

	Fair Value as of December 31, 2010

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments:
Pooled separate accounts:
Common stocks
U.S. large capitalization	$-	$121	$-	$121
U.S. small capitalization value	-	56	-	56
International large capitalization value	-	78	-	78
International emerging markets	-	38	-	38
Real estate	-	19	-	19

Total pooled separate accounts	-	312	-	312

Nonpooled separate accounts:
Common stocks
U.S. large capitalization	217	-	-	217
U.S. small capitalization	53	-	-	53
U.S. mid capitalization	81	-	-	81
International large capitalization value	8	-	80	88
International small/mid capitalization	5	-	-	5
Corporate bonds	-	1	-	1
Long duration bonds	65	-	-	65
Short term bonds	2	-	-	2
Government securities	-	157	-	157
Fixed income	72	102	-	174
Short term cash equivalents	5	-	-	5
Cash	-	36	-	36

Total nonpooled separate accounts	508	296	80	884

Total General Investment Account option	-	-	242	242

Total	$508	$608	$322	$1,438

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Fair Value as of December 31, 2009

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments:
Pooled separate accounts:
Common stocks
U.S. large capitalization	$-	$140	$-	$140
International large capitalization value	-	68	-	68

Total pooled separate accounts	-	208	-	208

Nonpooled separate accounts:
Common stocks
U.S. large capitalization	222	30	-	252
U.S. small capitalization	100	-	-	100
U.S. mid capitalization	78	1	-	79
International large capitalization value	1	-	66	67
International small/mid capitalization	1	1	-	2
U.S. fixed income: High yield	-	21	-	21
Bond fund	210	-	-	210
Real estate	15	-	-	15
Multi-strategy hedge fund	-	-	5	5
Money market fund	-	4	-	4
Cash	6	-	-	6

Total nonpooled separate accounts	633	57	71	761

Total General Investment Account option	-	-	275	275

Total	$633	$265	$346	$1,244

The assets in the preceding table are held in the following funds:

General Investment Account option

The General Investment Account option is not a separate account and is offered through a group annuity contract issued by the Company.

The General Investment Account option is designed to provide stable, long-term investment growth. The option is backed by the Company’s general investment account, which is a diversified portfolio composed primarily of high-quality, fixed-income investments, including public bonds, private placements, commercial mortgage loans and short-term investments.

The following table presents the General Investment Account option allocation by type of investment:

	December 31,

	2010	2009

Bonds	67%	65%
Mortgage loans	15	15
Partnerships and LLCs	7	7
Common stocks - subsidiaries and affiliates	4	5
Other investments	3	3
Cash and cash equivalents	2	2
Real estate	1	2
Short-term investments	1	1

	100%	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The pooled and nonpooled separate account options below are also offered through the group annuity contract issued by the Company.

Babson Enhanced Index Value Fund

This nonpooled separate account invests in domestic small-cap, mid-cap, large-cap and other fixed income securities and normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the fund’s benchmark index.

The nonpooled separate account subadviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the fund that will outperform the fund’s benchmark index while maintaining risk characteristics similar to the benchmark. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index. Babson Capital uses quantitative analysis to identify groups of stocks included within the fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (a) overweighting high-ranking stocks, (b) underweighting low-ranking stocks (or not holding them at all) and (c) market-weighting those stocks that do not have especially high or low rankings.

Oppenheimer Large Capitalization Value Fund

This nonpooled separate account invests in domestic small-cap, mid-cap and large-cap common stocks. The fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The fund invests in both U.S. and foreign companies, although the fund generally will not invest more than 25% of its total assets in foreign securities, including securities of issuers based in emerging markets.

In selecting securities for purchase or sale, the fund’s subadviser, OFI Institutional Asset Management (OFI Institutional), selects securities one at a time. OFI Institutional uses fundamental analyses to select securities for the fund that it believes are undervalued. While this process and the interrelationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects: future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated and better-than-expected earnings reports. Not all factors are relevant for every individual security. OFI Institutional may consider selling a stock for one or more of the following reasons: the stock price has reached OFI Institutional’s target, the company’s fundamentals appear to be deteriorating or better stock selections are believed to have been identified.

Davis Large Value Fund

This nonpooled separate account (Davis) invests in domestic small-cap, mid-cap, large-cap, and international small/mid-cap and large-cap securities. The fund represents a relative value fund that is either an alternative or complement to a more traditional or deep value fund. Because of the fund’s combination of a growth orientation and price discipline, it has historically participated in both growth and value oriented markets. The fund’s advantage is that it provides investors the return and diversification benefits of a value fund, while participating in the upside potential of growth. Davis employs a strong price discipline with a focus on growing companies selling at value prices.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Oppenheimer Large Core Fund

This nonpooled separate account invests in a diversified mix of larger company stocks for capital appreciation potential. The portfolio managers combine fundamental research and quantitative models to identify investment opportunities among large, competitively advantaged companies whose earnings are growing faster than average, or whose shares appear to be mispriced by the market.

MM Premier Capital Appreciation Fund

This pooled separate account invests primarily in domestic large-cap common stocks of growth companies. The focus of the pooled separate account is on companies in rapidly expanding industries. These companies may be newer or established companies of any capitalization range that the subadviser believes may appreciate in value over the long term. It does not expect to invest more than 35% of assets in foreign securities, although it has the ability to invest in them without limit.

Select Blue Chip Growth

This pooled separate account seeks growth of capital over the long term. The Fund’s subadviser, T. Rowe Price Associates, Inc. (T. Rowe Price), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook may potentially reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

Select Aggressive Growth

This pooled separate account seeks long-term capital appreciation and is managed by two subadvisers, Sands Capital Management, LLC (Sands Capital) and Delaware Management Company (DMC), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Sands Capital seeks long-term capital appreciation by investing in stocks believed to have potential for dramatic wealth creation using bottom-up, fundamental research and focusing on six key investment criteria: sustainable, above average earnings growth, a leadership position, competitive advantages, a value-added focus with a clear mission, financial strength and rational valuation. Sands Capital does not typically invest in companies with market capitalizations less than $1 billion. DMC seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital. DMC will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. Each subadviser may consider selling a security for the Fund, if, for example, in its judgment, the prospects for future growth do not look promising, a more attractive opportunity is identified, if fundamentals unexpectedly change or if valuations are stretched past fair value.

MM Select Small Cap Value Fund

This pooled separate account seeks to maximize total return through investing primarily in small-cap equity securities. The fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. In selecting investments for the fund, one subadviser generally employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. In selecting securities for the fund, the other subadviser typically seeks to exploit market inefficiencies by using proprietary research to identify small-cap companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the fund to below average levels of risk.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Oppenheimer Small Capitalization Core Fund

This nonpooled separate account invests in domestic small-cap, mid-cap, other fixed income securities and international small/mid-cap securities. The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The fund’s strategy uses separate fundamental research and quantitative models to select portfolio securities. The fundamental approach analyzes issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions. The quantitative approach uses models to rank securities within each sector to identify potential buy and sell candidates. A number of company specific factors are analyzed in constructing the models, including valuation, fundamentals and price and earnings momentum. The combined portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

MM Select Small Cap Growth Fund

This pooled separate account invests in domestic small-cap equity securities and seeks long-term capital appreciation. The fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.

Alternative Investment Separate Account

This nonpooled separate account includes holdings of a private equity fund, an equity index exchange traded fund and a bond index exchange traded fund.

Oppenheimer Real Estate

A fund that invests in companies that provide exposure to the commercial real estate market. The portfolio manager uses a fundamental, research driven approach to search for what he believes are high quality companies in the Real Estate Investment Trust market, among other investments. In selecting investments, the manager combines “bottom-up,” or company-level, analysis with strategic sector weights based on economic and broad growth themes. Research on property, geography and capital markets helps him uncover long-term values and short-term pricing anomalies.

Harris International

This nonpooled separate account invests in international large-cap value securities and seeks to achieve its objective by investing at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The fund may invest in securities of issuers in emerging markets. Equity securities in which the fund may invest include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts, and rights and warrants to buy common stocks.

Harris International (Harris) utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings, after adjusting for cyclical influences and asset value. A company must be selling at a significant discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

of the company in its industry and the attractiveness of the industry. Stocks are generally sold when Harris believes that the market price has reached its intrinsic value, when Harris believes a better investment opportunity is available or when Harris loses confidence in the company’s management.

MM Premier International Equity Fund

This pooled separate account invests in international large-cap securities. The fund seeks a high total rate of return over the long term. The fund invests at least 80% of assets in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. It focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The fund also considers the macroeconomic outlook for various regional economies. The fund tends to have less than 20% of assets invested in U.S. stocks.

T. Rowe Price Emerging Markets Stock Fund

The T. Rowe Price Emerging Markets Stock nonpooled separate account seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in emerging markets in Latin America, Asia, Europe, Africa and the Middle East.

MM Premier Strategic Emerging Markets Fund

The pooled separate account invests in international emerging markets and seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in investments tied economically to emerging market countries. The fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange or has a substantial portion of its assets in, or derives a substantial portion of its revenues from, emerging market countries. The fund’s subadviser, Baring, determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

Goldman Sachs Asset Management Long Duration Bond Fund

The Goldman Sachs Asset Management Long Duration Bond nonpooled separate account’s objective is to achieve a rate of return consistent with prudent investment risk and the preservation of capital by investing in a diversified portfolio of fixed income and government securities. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index (the benchmark).

Pacific Investment Management Company Long Duration Bond Fund

The Pacific Investment Management Company Long Duration Bond nonpooled separate account’s objective is to achieve a rate of return consistent with prudent investment risk and the preservation of capital by investing in a diversified portfolio of fixed income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index (the benchmark).

Babson Long Term Duration Fund

The Babson Long Term Duration nonpooled separate account’s objective is to achieve a rate of return consistent with prudent investment risk and the preservation of capital by investing in a diversified portfolio of fixed income securities. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index (the benchmark).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tables below set forth a summary of changes in the fair value of the Plan’s Level 3 investment assets:

	International Large Cap Value	General Investment Account Option	Multi- Strategy Hedge Fund	Total

	(In Millions)

Balance, January 1, 2010	$66	$275	$5	$346
Realized gains and (losses)	-	5	-	5
Unrealized gains	14	-	-	14
Purchases	-	33	-	33
Sales	-	(71)	(5)	(76)

Balance, December 31, 2010	$80	$242	$-	$322

	International Large Cap Value	General Investment Account Option	Multi- Strategy Hedge Fund	Total

	(In Millions)

Balance, January 1, 2009	$42	$325	$37	$404
Realized gains and (losses)	-	18	(13)	5
Unrealized gains	24	-	9	33
Sales	-	(68)	(28)	(96)

Balance, December 31, 2009	$66	$275	$5	$346

Postretirement Investments

The fair value of the postretirement benefits investment of $5 million for the years ended December 31, 2010 and 2009 are categorized as Level 1 type investments and are invested in the domestic fixed-income fund. The fund is a money market mutual fund that seeks the maximum current income that is consistent with stability of principal. The fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service-years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrecognized net actuarial gains and losses are variances between assumptions used and actual experience. These assumptions include return on assets, demographics and mortality. The unrecognized net actuarial gains and losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after they occur. For pension benefits, they exceed the limit so they are amortized into net periodic benefit cost over the remaining service-years of active employees. For other postretirement benefits for home office employees they exceed this limit so they are amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees.

The unrecognized net transition obligation represents the difference between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to current statutory guidance. This is amortized into net periodic benefit cost over a period of years from adoption through 2013 for pension benefits and through 2012 for other postretirement benefits.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The funded status of the plan is the fair value of assets less projected benefit obligation.

The funded status of the plan is the net amount recognized adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss, unrecognized net transition obligation and the nonadmitted prepaid pension asset.

The following table sets forth the funded status of the plans and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Statutory Statements of Financial Position:

	December 31,
	2010	2009	2010	2009

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, end of year	$1,438	$1,244	$5	$5
Less: Projected benefit obligations, end of year	1,764	1,647	330	311

Funded status, projected benefit obligation	$(326)	$(403)	$(325)	$(306)

Funded status	$(326)	$(403)	$(325)	$(306)
Unrecognized prior service cost	-	-	2	2
Unrecognized net actuarial (gains) losses	823	852	56	49
Unrecognized net transition obligation	3	4	9	14

Net amount recognized prior to nonadmitted asset	500	453	(258)	(241)
Less: Assets nonadmitted	660	609	-	-

Net amount recognized	$(160)	$(156)	$(258)	$(241)

Fair value of plan assets, end of year	$1,438	$1,244	$5	$5
Less: Accumulated benefit obligations, end of year	1,743	1,626	330	311

Funded status, accumulated benefit obligation	$(305)	$(382)	$(325)	$(306)

The qualified pension plan was underfunded by $93 million and $166 million for the years ended December 31, 2010 and 2009, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $233 million and $237 million for the years ended December 31, 2010 and 2009, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Prepaid and accrued benefit costs

The net pension amount recognized is broken into its respective prepaid and accrued benefit costs which are included in other invested assets and other liabilities, respectively, in the Company’s Statutory Statements of Financial Position.

The status of these plans is summarized below:

	December 31,
	2010	2009	2010	2009

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Amounts recognized in the Statutory Statements of Financial Position:
Prepaid benefit cost	$660	$609	$-	$-
Intangible assets	3	4	-	-
Nonadmitted asset	(660)	(609)	-	-

Total assets	$3	$4	$-	$-

Accrued benefit cost recognized, end of year	$(160)	$(156)	$(258)	$(241)
Additional minimum liability	(145)	(226)	-	-

Total liabilities	$(305)	$(382)	$(258)	$(241)

The change in the net amount recognized for net pension benefits is as follows:

	December 31,
	2010	2009

	Pension Benefits

	(In Millions)

Net amount recognized, including nonadmitted asset, beginning of year	$453	$358
Employer contributions	136	167
Net periodic cost	(89)	(72)

Subtotal net amount recognized, including nonadmitted asset	500	453
Nonadmitted asset	(660)	(609)

Accrued benefit cost recognized, end of year	$(160)	$(156)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Net periodic (benefit) cost

The net periodic (benefit) cost represents the annual accounting expense or income that the Company recognized and included in general insurance expenses. The net periodic (benefit) cost in the Statutory Statements of Income (Loss) is as follows:

	Years Ended December 31,
	2010	2009	2010	2009

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Components of net periodic (benefit) cost:
Service cost	$44	$54	$8	$8
Interest cost	96	87	17	16
Expected return on plan assets	(108)	(103)	-	-
Amortization of unrecognized transition obligation	1	1	5	5
Amortization of unrecognized net actuarial and other (gains) losses	56	33	1	1

Total net periodic cost	$89	$72	$31	$30

An additional minimum liability is required if the plan’s accumulated benefit obligation exceeds plan assets and the net amount recognized. The additional minimum liability was $145 million and $226 million for the years ended December 31, 2010 and 2009, respectively. Increases (decreases) in the additional minimum liability, less allowable intangible assets, are included in change in minimum liability included in surplus.

The following table sets forth the change in additional minimum liability and shows the components resulting in this change. The major contributors in the change from prior year include a lower discount rate resulting in a higher accumulated benefit obligation and growth in assets primarily due to company contributions to the qualified pension plan and favorable market performance.

	December 31,
	2010	2009

	Pension Benefits

	(In Millions)

Change in additional minimum liability:
Accumulated benefit obligation, end of year	$(1,743)	$(1,626)
Fair value of plan assets, end of year	1,438	1,244

Funded status, accumulated benefit obligation	(305)	(382)
Accrued benefit cost recognized, end of year	(160)	(156)

Additional minimum liability	$(145)	$(226)

The Company anticipates that it will spend $80 million to meet its expected obligations under its qualified and nonqualified pension plans and other postretirement benefit plans in 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments and Medicare prescription drug government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Drug Government Subsidy

	(In Millions)

2011	$73	$22	$(3)
2012	77	23	(3)
2013	81	24	(3)
2014	85	25	(3)
2015	90	25	(4)
2016-2020	528	138	(21)

The net expense charged to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Pension	$89	$72	$29
Health	64	60	53
Postretirement	31	30	29
Thrift	29	22	22
Life	3	3	3
Disability	2	2	2
Postemployment	1	5	1
Other benefits	5	6	6

Total	$224	$200	$145

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2010	2009	2010	2009

	Pension Benefits		Other Postretirement Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.50%	5.95%	5.30%	5.75%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	5.95%	5.80%	5.75%	5.80%
Expected long-term rate of return on plan assets	7.75%	8.00%	3.00%	3.00%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	-	-	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2018 and 2016 for 2010 and 2009, respectively	-	-	5.00%	5.00%

The discount rate used to determine the benefit obligations as of year-end is then used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is then determined based on target allocations for each asset class.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2010:

	One Percentage Point Increase	One Percentage Point Decrease

	(In Millions)

Effect on total service and interest cost	$3	$(2)
Effect on other postretirement benefit obligation	31	(25)

14. Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include PSAR and PRS. These awards do not grant an equity or ownership interest in the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value over the award period. This value is determined by grant price plus/minus any change in share price. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

A summary of share-based payment details representing the weighted average grant price of PRS and PSAR shares that were granted, the intrinsic value of PSAR shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	As of and for the Years Ended December 31,
	2010	2009	2008

Weighted average grant date fair value:
PSAR granted during the year (whole $)	$50.31	$33.00	$60.86
PRS granted during the year (whole $)	50.31	33.00	61.24
Intrinsic value:
PSAR options exercised (in thousands)	784	42	-
PRS liabilities paid (in thousands)	59	133	-
Fair value of shares vested during the year (in thousands)	42,578	21,092	773

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSAR and PRS vested and nonvested shares is as follows:

	PSAR			PRS

		Weighted Average			Weighted Average

	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms

	(In Thousands)	(Whole $)	(In Years)	(In Thousands)	(Whole $)	(In Years)

Outstanding as of January 1, 2009	1,483	$60.86	1.3	123	$61.24	4.7
Granted	1,991	33.00		602	33.00
Exercised	(128)	32.56		(4)	32.12
Forfeited	(44)	31.45		(16)	32.28

Outstanding as of December 31, 2009	3,302	44.62	2.2	705	37.62	4.1
Granted	977	50.31		429	50.31
Exercised	(76)	43.06		(1)	34.69
Forfeited	(55)	43.06		(29)	43.57

Outstanding as of December 31, 2010	4,148	46.02	1.5	1,104	42.39	3.6

Exercisable as of December 31, 2010	846	$47.86	-	-	$-	-

The PSAR compensation expense was $25 million and $13 million for the years ending December 31, 2010 and 2009, respectively. The current share price was less than the grant price for all 2008 PSAR awards resulting in no compensation expense or corresponding compensation liability recognized for PSAR awards as of and for the year ending December 31, 2008. The PSAR accrued compensation liability was $38 million and $13 million as of December 31, 2010 and 2009, respectively. Unrecognized compensation expense related to nonvested PSAR awards was $19 million and $14 million for the years ending December 31, 2010 and 2009, respectively. There was no unrecognized compensation expense for the year ending December 31, 2008. The PSAR unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation liability. The nonadmitted related deferred tax benefit was $8 million, $4 million and less than $1 million for the years ending December 31, 2010, 2009 and 2008, respectively.

The PRS compensation expense was $17 million, $8 million and less than $1 million for the years ending December 31, 2010, 2009 and 2008, respectively. The PRS accrued compensation liability was $26 million and $8 million as of December 31, 2010 and 2009, respectively. Unrecognized compensation expense related to nonvested PRS awards for the years ending December 31, 2010, 2009 and 2008 was $39 million, $25 million and $3 million, respectively. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current share price, minus current compensation liability. Nonadmitted related deferred tax benefit was $5 million, $2 million and less than $1 million for the years ending December 31, 2010, 2009 and 2008, respectively.

All PSAR and PRS shares were canceled and reissued on June 29, 2009 in order to implement a change in formula calculation of enterprise value used to determine the phantom stock price. Original grant prices and vesting schedules remained unchanged.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Federal income taxes

As discussed in Note 3 “New accounting standards,” the Company adopted new guidance in 2009 pertaining to accounting requirements for income taxes, which increased the potential admittance of DTAs. It provided an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. This guidance was initially effective for 2009 annual statements and 2010 interim and annual statements and has been subsequently extended for 2011 interim and annual statements.

The net DTA or net DTL recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31, 2010

	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$2,884	$714	$3,598
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	2,884	714	3,598
Total gross DTLs	(689)	(1,482)	(2,171)

Net DTA(L)	2,195	(768)	1,427
Total DTAs nonadmitted	-	-	-

Net admitted DTA(L)	$2,195	$(768)	$1,427

	December 31, 2009

	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$2,370	$540	$2,910
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	2,370	540	2,910
Total gross DTLs	(610)	(757)	(1,367)

Net DTA(L)	1,760	(217)	1,543
Total DTAs nonadmitted	(654)	217	(437)

Net admitted DTA(L)	$1,106	$-	$1,106

	Change

	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$514	$174	$688
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	514	174	688
Total gross DTLs	(79)	(725)	(804)

Net DTA(L)	435	(551)	(116)
Total DTAs nonadmitted	654	(217)	437

Net admitted DTA(L)	$1,089	$(768)	$321

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As permitted under this recent guidance, the Company has chosen to admit DTAs for the current reporting period in accordance with the NAIC approved revisions effective for 2009 and 2010. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2010

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 1 year:
Federal income taxes that can be recovered	$111	$59	$170
Remaining adjusted gross DTAs expected to be realized within 1 year	665	234	899
Total gross DTLs	1,749	422	2,171

Total admitted DTA realized within 1 year	2,525	715	3,240

Admitted DTA 3 years:
Federal income taxes that can be recovered	111	59	170
Remaining adjusted gross DTAs expected to be realized within 3 years	1,114	234	1,348
Total gross DTLs	1,657	422	2,079

Total admitted DTA realized within 3 years	2,882	715	3,597

Increase in net admitted DTA 1 year versus 3 years	$357	$-	$357

	December 31, 2009

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 1 year:
Federal income taxes that can be recovered	$160	$27	$187
Remaining adjusted gross DTAs expected to be realized within 1 year	653	(27)	626
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 1 year	1,423	757	2,180

Admitted DTA 3 years:
Federal income taxes that can be recovered	160	27	187
Remaining adjusted gross DTAs expected to be realized within 3 years	946	(27)	919
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 3 years	1,716	757	2,473

Increase in net admitted DTA 1 year versus 3 years	$293	$-	$293

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income and tax-planning strategies in making this assessment. The availability of tax-planning strategies had no impact on the Company’s adjusted gross DTA. The impact of available tax-planning strategies on the Company’s net admitted DTA was approximately 34%, all of which was ordinary for tax purposes.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s authorized control level RBC is $1,225 million and total adjusted capital is $12,421 million. Total admitted assets and statutory surplus at December 31, 2010 were $129,290 million and $10,352 million, respectively. Admitted assets and statutory surplus increased by $357 million as disclosed in the previous table.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2010	2009

	(In Millions)

Federal income tax expense (benefit) on operating earnings	$(264)	$(71)
Foreign income tax expense (benefit) on operating earnings	13	14
Total federal and foreign income tax expense (benefit) on operating earnings	(251)	(57)
Federal income tax expense (benefit) on net realized capital gains (losses)	18	(131)

Total federal and foreign income tax expense (benefit)	$(233)	$(188)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

		December 31,
	2010	2009	Change

		(In Millions)

DTAs:
Ordinary
Reserve items	$734	$758	$(24)
Unrealized investment losses	490	-	490
Policy acquisition costs	481	480	1
Nonadmitted assets	459	330	129
Policyholders’ dividends	303	305	(2)
Pension and compensation related items	250	163	87
Expense items	45	37	8
Tax credits	36	39	(3)
Investment items	-	218	(218)
Other	86	40	46

Total ordinary DTAs	2,884	2,370	514
Nonadmitted DTAs	-	(654)	654

Admitted ordinary DTAs	2,884	1,716	1,168

Capital
Investment items	462	415	47
Unrealized investment losses	252	125	127

Total capital DTAs	714	540	174
Nonadmitted DTAs	-	217	(217)

Admitted capital DTAs	714	757	(43)

Admitted DTAs	3,598	2,473	1,125

DTLs:
Ordinary
Unrealized investment gains	-	-	-
Pension items	231	212	19
Deferred and uncollected premium	212	206	6
Reserve for audits and settlements	75	76	(1)
Other	171	116	55

Total ordinary DTLs	689	610	79

Capital
Unrealized investment gains	1,482	757	725

Total capital DTLs	1,482	757	725

Total DTLs	2,171	1,367	804

Net admitted DTA	$1,427	$1,106	$321

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes before the exclusion of amounts nonadmitted, less the deferred tax portions of the components of the Statutory Statements of Changes in Surplus shown below which are reported net of taxes, results in the reported change in net deferred income taxes.

	Years Ended December 31,
	2010	2009

	(In Millions)

Net DTA(L)	$(116)	$439
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/losses	108	(359)
Cumulative effect of adoption of accounting principles	-	(21)

Change in net deferred income taxes	$(8)	$59

As of December 31, 2010, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $36 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income (Loss) and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2010	2009

	(In Millions)

Provision computed at statutory rate	$153	$(144)
Investment items	(179)	(127)
Nonadmitted assets	(129)	11
Expense items	(43)	58
Tax credits	(40)	(44)
Foreign governmental income taxes	10	7
Change in reserve valuation basis	6	(11)
Other	(3)	3

Total statutory income tax expense (benefit)	$(225)	$(247)

Federal and foreign income tax expense (benefit)	$(233)	$(188)
Change in net deferred income taxes	8	(59)

Total statutory income tax expense (benefit)	$(225)	$(247)

Based on cash taxes paid or refunded with respect to its filed returns, the Company received refunds of federal income taxes in the amount of $309 million and $484 million during the years ended December 31, 2010 and 2009, respectively. During the year ended December 31, 2008, the Company paid federal income taxes in the amount of $10 million. As a result of the aforementioned refunds, there are no federal income taxes available for recovery of the current year or future net losses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies generally are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. For statutory purposes, the NAIC is still evaluating this disclosure requirement. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2010	$370
Gross change related to positions taken in prior years	22
Gross change related to positions taken in current year	21
Gross change related to settlements	(64)
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2010	$349

Included in the liability for unrecognized tax benefits as of December 31, 2010, are $324 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefit balance as of December 31, 2010 includes $19 million of unrecognized tax benefits net of indirect tax benefits of $6 million that, if recognized, would impact the Company’s effective tax rate. The Company expects the total amount of unrecognized tax benefits to decrease by $45 million over the next 12 months as the result of tax settlements with the federal government.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized in the Company’s financial statements as of December 31, 2010 and 2009 was $37 million and $56 million, respectively. The Company has accrued no penalties related to the liability for unrecognized tax benefits.

The Internal Revenue Service (IRS) has completed its examination of the years 2005 and prior. The IRS is currently auditing the years 2006 and 2007. The Company does not expect a material change in its financial position or liquidity as a result of these audits. MassMutual is currently in litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 to 1997. MassMutual is currently awaiting a decision from the U.S. Court of Federal Claims. As of December 31, 2010 and 2009, the Company had no protective deposits recognized as admitted assets.

The American Recovery and Reinvestment Act of 2009, enacted in February 2009, provided a one year extension of the 50% first year bonus depreciation. In addition, a deferral of up to five years is provided for income from reacquisition of business debt at a discount for 2009 and 2010. The Worker, Homeownership, and Business Assistance Act, enacted in November 2009, allows life insurance companies to carryback losses from operations in one taxable year beginning after December 31, 2007 and beginning before January 1, 2010, for up to five years, instead of three years as previously allowed. The amount of the loss that can be carried back to the fifth preceding year is limited to 50% of the taxable income for that year. The Small Business Jobs Act of 2010, enacted in September 2010, provided an additional one year

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

extension of the 50% first year bonus depreciation for property placed in service in 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 became law on December 17, 2010. This Act allows the extension of 50% bonus depreciation through 2012 and 100% expensing allowance for property placed in service after September 8, 2010, through 2011. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

16.	Transferable state tax credits

The Company entered into transfer contracts in which certified Connecticut state tax credits were purchased in September 2010 and certified Massachusetts state tax credits were purchased in December 2008. The total unused transferable state tax credits, gross of any related state tax liabilities, have a carrying value of $2 million as of December 31, 2010 and are recorded in other than invested assets. The Company uses the benefit schedules provided with the transfer contracts to estimate the utilization of remaining transferable state tax credits or other projected recovery of the current carrying value. The Company will be using $1 million of these credits in 2011 and the balance of less than $1 million of these credits in 2012. There were no impairments on these credits as of December 31, 2010.

17.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, currency exchange risk, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Investment and interest rate risks

Investment earnings can be influenced by a number of factors including changes in interest rates, credit spreads, equity markets, general economic conditions and asset allocation. The Company employs a rigorous asset/liability management process to help manage the economics related to investment risks, in particular interest rate risk.

As interest rates decline, certain securities are more susceptible to pay-downs and prepayments. During such periods, the Company generally will not be able to reinvest the proceeds at comparable yields. Lower interest rates will likely result in lower net investment income and, if declines are sustained for a long period of time, the Company may be subject to reinvestment risks. Declining interest rates also result in increases in the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and interest credited to account holders. As interest rates decrease, investment spreads may shrink as interest rates approach minimum guarantees, leading to an increased liability to the Company. Due to the continued low interest rate environment, management is expecting the lower yields on purchases of fixed maturity investments to persist.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Credit and other market risks

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors, as well as purchasing credit default swaps to transfer some of the risk.

Beginning in 2007, declining U.S. housing prices led to higher delinquency and loss rates, reduced credit availability, and reduced liquidity in the residential loan and securities markets. The decline in housing prices was precipitated by several years of rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators and substantial growth in affordability mortgage products including pay option adjustable rate mortgages and interest only loans.

The downturn in housing prices caused a decline in the credit performance of RMBS securities with unprecedented borrower defaults. Market pricing was affected both by the deterioration in fundamentals as well as reduced liquidity and higher risk premium demanded by investors. Housing fundamentals stabilized in late 2009 and in 2010, creating an improvement in liquidity in the housing market as well. However, the mortgage sector continues to be affected by significant uncertainty over the foreclosure process, including the possibility of further home price declines and other factors. These concerns continue to affect security valuations and liquidity conditions in the securitized mortgage market.

The Company has implemented a review process for determining the nature and timing of OTTI on securities containing these risk characteristics. Cash flows are modeled for all bonds deemed to be at risk for impairment using prepayment, default, and loan loss severity assumptions that vary according to collateral attributes and house price trends since origination. These assumptions are reviewed quarterly and changes are made as market conditions warrant.

Internal models utilized in testing for impairment calculate the present value of cash flows expected to be received over the average life of the security, discounted at the purchase yield or discount margin. RMBS, CMBS and commercial mortgage loans are highly sensitive to evolving conditions that can impair the cash flows realized by investors and the ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or default severities were to be worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI in light of changes in the expected performance of these assets. Weak new issue market conditions, coupled with uncertain rating agency requirements, continue to adversely affect lenders’ underwriting appetite for new financing arrangements and hence could lead to a diminished ability to refinance the underlying mortgages. Also, a further downturn of the economy and the real estate market and high levels of unemployment could result in continued defaults and ultimately, additional recognition of OTTI.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors and is also affected by the illiquid credit market environment, which makes it difficult to obtain readily determinable prices for RMBS and other investments, including leveraged loan exposure. Further deterioration in economic fundamentals, including factors such as high levels of unemployment and additional declines in the housing market, could affect management judgments regarding OTTI. In addition, deterioration in market conditions may affect carrying values assigned by management. These factors could negatively impact the Company's results of operations, surplus, and disclosed fair values.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has investments in structured products that are exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as Collateral Loan Obligations which are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations has generally lagged the overall recovery in the underlying assets. Management believes its scenario analysis approach, based on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment the credit and other risks in each collateral pool will be more volatile and actual credit performance of each CDO investment may differ from our assumptions.

In spite of ongoing concerns over sovereign issuers in certain parts of Europe, the risks related to the Company's investments in European leveraged loans have continued to decrease, as a strong recovery in European corporate earnings continues to take hold and secondary loan market liquidity and pricing steadily improved over the second half of 2010. Default rates continued to fall during 2010 from a peak during the third quarter of 2009, and are currently declining towards their long-term historical averages.

Current market conditions have resulted in increased risks in the Company’s mortgage loan portfolio. Real estate fundamentals such as occupancy, rental rates and rental terms generally weakened across all property types during 2009. The current credit market environment has also resulted in a shortage of lending to address loans maturing in the near term. Accordingly, while default rates are currently at low levels and the Company continues to proactively manage its risks, the overall economic factors may lead to increased defaults until the market and economy recover.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets which are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered into various sublease agreements with affiliates for office space, such as OFI and Babson Capital. Total rental expense on net operating leases, recorded in general insurance expenses, was $82 million, $45 million and $40 million, which is net of $28 million, $28 million and $24 million of sublease receipts, for the years ended December 31, 2010, 2009 and 2008, respectively.

In November 2009, the Company entered into a sale-leaseback transaction with an unrelated party to sell and leaseback furniture, equipment and software, with a book value of $190 million, which was previously included in other than invested assets. The lease terms are for five years with annual lease payments of $38 million. At the end of the lease, the Company has the option of purchasing the furniture, equipment and software at fair value. The assets were sold at book value, resulting in no gain or loss recognition.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2010 were as follows:

	Gross Operating Leases	Affiliated Subleases	Unaffiliated Subleases	Net Operating Leases

		(In Millions)

2011	$98	$22	$1	$75
2012	90	17	-	73
2013	83	15	-	68
2014	69	9	-	60
2015	26	9	-	17
Thereafter	69	36	-	33

Total	$435	$108	$1	$326

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

Christina Chavez (Chavez) filed a putative class action complaint against MassMutual in April 2010. Chavez alleges that MassMutual breached its obligations to its term life policyholders in California, by failing to pay dividends on those policies. Formal written discovery requests have been exchanged by all parties. No reasonable estimate can be made regarding the potential liability or the amount of any loss that may result from this claim.

In 2009, numerous lawsuits were filed as putative class actions in connection with the investment performance of certain municipal bond funds advised by OFI and distributed by its subsidiary, OFDI. The Rochester Suits (Rochester Suits) lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of these funds contained misrepresentations and omissions, that the investment policies of these funds were not followed and that these funds and other defendants violated federal securities laws and regulations and certain state laws. The Rochester Suits have been consolidated into seven groups, one for each of the funds, and are currently pending in federal district court in Colorado. Amended complaints and motions to dismiss have been filed in the Rochester Suits. MassMutual and OAC believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In May 2009, Massachusetts Mutual Life Insurance Company (MassMutual) was named as a defendant in a private action related to certain losses in a Bank Owned Life Insurance (BOLI) contract issued by MassMutual. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against MassMutual and seeks to recover losses arising from investments under the BOLI contract. MassMutual believes it has substantial defenses in this action. It is premature to render any opinion as to the likely extent of outcomes unfavorable to MassMutual or as to the aggregate amount or range of potential losses. No loss contingency has been recorded as of December 31, 2010.

Since December 2008, MassMutual and MMHLLC have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against MassMutual and/or MMHLLC seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. MassMutual and MMHLLC believe they have substantial defenses and will vigorously defend themselves in these actions. Certain of those lawsuits have been consolidated in three groups of suits pending in the U.S. District Court for the Southern District of New York. A number of these lawsuits have been filed in state courts in Florida, New York, California, Washington, Texas and Connecticut by investors in Tremont Funds against Tremont, and in certain cases against MassMutual, MMHLLC and other defendants, raising claims similar to those in the consolidated federal litigation. Those cases are in various stages of litigation, and some of them have been stayed pending the outcome of the federal litigation. MassMutual and MMHLLC have not recorded a loss contingency in their financial statements relating to these lawsuits because MassMutual and MMHLLC believe the uncertainties arising from the complexity of these suits and collateral proceedings, make it premature to render any opinion as to the likelihood of an outcome unfavorable to them, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain other Tremont-managed funds to recover redemption payments received from BLMIS by certain of those Rye Select funds. In addition, in December 2010, the Trustee filed suit in the U.S. Bankruptcy Court for the Southern District of New York against Tremont, OAC, MassMutual and others. The suit was filed under seal and has not yet been served on any of the putative defendants. In the opinion of management, and after consultation with counsel, the Company does not expect to have any direct liability related to the resolution of any such claims that may be asserted by the Trustee. Certain of these Tremont funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. Tremont has been negotiating with the Trustee on behalf of those funds in an attempt to reach a mutually acceptable settlement of the Trustee’s claims. There is no guarantee that Tremont will be successful in effecting such settlement.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. The outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2010 and 2009, the Company had approximately $75 million of unsecured funding commitments. The unsecured commitments are included in private placements in the table below. As of December 31, 2010 and 2009, the Company had not funded, nor had an outstanding balance due on these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2010 and 2009, the Company had approximately $102 million and $120 million of outstanding letter of credit arrangements, respectively. As of December 31, 2010, the Company did not have a funding request attributable to these letter of credit arrangements. As of December 31, 2009, the Company had a $2 million funding request attributable to these letter of credit arrangements.

As of December 31, 2010 and 2009, the Company approved financing of $1,328 million and $630 million, respectively, for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2010 and 2009 were $1,237 million and $562 million, respectively, with interest of $19 million, $15 million and $16 million for the years ended December 31, 2010, 2009 and 2008, respectively. The unfunded amount of the facility, totaling $91 million as of December 31, 2010, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day London Interbank Offered Rate.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2010, the Company had the following commitments:

					There-
	2011	2012	2013	2014	after	Total

			(In Millions)

Private placements	$836	$4	$306	$25	$331	$1,502
Mortgage loans	272	17	7	10	11	317
Partnerships and LLC	361	286	260	730	224	1,861
LIHTC investments (including equity contributions)	11	9	8	2	-	30

Total	$1,480	$316	$581	$767	$566	$3,710

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2010 and 2009, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2010 and 2009, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18. Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2010 are illustrated below:

	Amount	% of Total

	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$6,093	11%
At book value less current surrender charge of 5% or more	1,586	3
At fair value	36,484	66

Subtotal	44,163	80
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,169	5
Not subject to discretionary withdrawal	8,209	15

Total	$55,541	100%

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2010 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$8,856
Policyholders’ reserves - individual annuities	5,599
Policyholders’ reserves - guaranteed investment contracts	18
Liabilities for deposit-type contracts	3,577

Subtotal	18,050

Separate Account Annual Statement:
Annuities	36,863
Other annuity contract deposit-funds and guaranteed interest contracts	628

Subtotal	37,491

Total	$55,541

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to outperform an established index based on the guarantee and (2) nonindexed, which have reserve interest rates at no greater than 4% and/or to fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2010 is as follows:

	Guaranteed

	Indexed	Nonindexed Less Than/ Equal to 4%	Non- guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2010	$-	$1,253	$3,652	$4,905

Reserves at December 31, 2010:
For accounts with assets at:
Fair value	$250	$3,729	$36,005	$39,984
Amortized cost/book value	375	-	-	375

Subtotal	625	3,729	36,005	40,359
Nonpolicy liabilities	-	-	944	944

Total	$625	$3,729	$36,949	$41,303

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$3,348	$36,005	$39,353
At book value without market value adjustment and current surrender charge of less than 5%	-	381	-	381

Subtotal	-	3,729	36,005	39,734
Not subject to discretionary withdrawal	625	-	-	625
Nonpolicy liabilities	-	-	944	944

Total	$625	$3,729	$36,949	$41,303

The Company does not have any reserves for asset default risk in lieu of AVR.

The following is a summary reconciliation of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income (Loss):

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$4,357	$4,340	$6,200
Transfers from separate accounts	(4,998)	(4,333)	(6,057)

Subtotal	(641)	7	143
Reconciling adjustments:
Net deposits on deposit-type liabilities	547	663	422

Net transfers to (from) separate accounts	$(94)	$670	$565

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.  Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69 “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows, non-cash transactions primarily related to the following:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Bank loan transfer	$1,187	$1,266	$1,983
Bond conversion	667	1,065	1,598
Stock conversion	529	4	103
Mortgages converted to other invested assets	175	209	14
Other invested assets converted to real estate	44	61	-
Other invested assets stock distribution	9	47	21
Interest capitalization for long-term debt	8	14	11
Dividend reinvestment	8	5	10
Net investment income payment-in-kind bonds	4	4	6
Other invested assets converted to mortgages	4	-	-
Mortgages converted to bonds	-	166	-
Other invested assets converted to bonds	-	53	275
Stock conversion to other invested assets	-	2	-
Other invested assets received as dividend	-	-	18

The bank loan transfer amount represents rollover transactions processed as the result of rate resets on existing bank loans and is included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows.

The Statutory Statements of Cash Flows for the year ended December 31, 2009 reflects approximately $886 million of non-cash activity for surrender benefits and a decrease in policy loans related to the lapse of one group of corporate-owned life insurance policies. The surrender benefits were used to repay policy loans. No cash was disbursed or received for these surrender benefits or loan repayments.

20.  Subsequent events

The Company has evaluated subsequent events through February 21, 2011, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.  Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2010 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MML Private Equity Fund Investor, LLC

MML Re Finance LLC

MMC Equipment Finance LLC

Invicta Advisors LLC

CB – Apts, LLC

CV – Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

580 Walnut Cincinnati LLC – 50%

MassMutual External Benefits Group LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual Holding MSC, Inc.

MassMutual International LLC

MML Investors Services, Inc.

MML Realty Management Corporation

Babson Capital Management LLC

Oppenheimer Acquisition Corp. – 99%

MassMutual Baring Holding LLC

MML Financial, LLC

MassMutual Capital Partners LLC

First Mercantile Trust Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

      22. Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2010	$968,742,508.30	$-	$968,742,508.30	$950,111,416.81	$(18,631,091.49)	$950,111,416.81	$708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals	$9,021,831,028.90	$(106,853,708.32)	$8,914,977,320.58	$8,558,738,661.58	$(356,238,659.00)	$8,558,738,661.58	$5,917,743,816.61

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02146QAB9	$14,448,993.31	$-	$14,448,993.31	$14,244,814.08	$(204,179.23)	$14,244,814.08	$9,484,475.75
02146TAQ0	18,412,140.00	-	18,412,140.00	18,352,529.00	(59,611.00)	18,352,529.00	18,130,624.75
02146YAD8	20,261,686.16	-	20,261,686.16	19,945,112.54	(316,573.62)	19,945,112.54	14,832,305.08
02147CAA1	10,097,939.94	-	10,097,939.94	9,416,554.84	(681,385.10)	9,416,554.84	7,787,184.64
02660TGN7	8,754,096.98	-	8,754,096.98	8,677,030.04	(77,066.94)	8,677,030.04	5,975,830.40
02660TJB0	23,776,128.29	-	23,776,128.29	23,755,283.44	(20,844.85)	23,755,283.44	15,304,554.36
02660XAD6	12,180,682.71	-	12,180,682.71	11,336,494.86	(844,187.85)	11,336,494.86	9,031,451.90
026929AA7	10,718,076.04	-	10,718,076.04	9,444,878.09	(1,273,197.95)	9,444,878.09	8,315,716.26
026929AD1	9,368,612.93	-	9,368,612.93	9,096,004.65	(272,608.28)	9,096,004.65	6,162,007.37
040104RV5	2,603,098.37	-	2,603,098.37	2,502,489.46	(100,608.91)	2,502,489.46	2,420,836.71
040104TF8	103,869.89	-	103,869.89	103,530.66	(339.23)	103,530.66	79,424.84
040104TG6	1,230,052.26	-	1,230,052.26	1,147,807.90	(82,244.36)	1,147,807.90	1,035,943.88
05539TAU9	251,719.71	-	251,719.71	160,891.91	(90,827.80)	160,891.91	283,300.23
05946XYP2	1,097,222.97	-	1,097,222.97	1,070,289.22	(26,933.75)	1,070,289.22	756,518.81
06652DAA7	6,637,266.97	-	6,637,266.97	6,598,398.37	(38,868.60)	6,598,398.37	5,163,033.88
07386HKS9	416,870.54	-	416,870.54	416,558.95	(311.59)	416,558.95	317,169.75
07386HSP7	5,738,444.67	-	5,738,444.67	5,724,320.80	(14,123.87)	5,724,320.80	4,032,007.24
073879Z92	10,551,946.88	-	10,551,946.88	9,928,106.95	(623,839.93)	9,928,106.95	4,548,895.82
07400XAB4	3,124,249.62	-	3,124,249.62	3,030,931.87	(93,317.75)	3,030,931.87	1,925,943.77
07401LAQ6	3,440,780.83	-	3,440,780.83	3,364,232.01	(76,548.82)	3,364,232.01	2,622,042.19
07820QAY1	7,515,259.03	-	7,515,259.03	7,242,054.27	(273,204.76)	7,242,054.27	5,905,538.13
124860CB1	165,879.86	-	165,879.86	150,674.31	(15,205.55)	150,674.31	123,580.50
12667FUL7	351,690.14	-	351,690.14	211,278.91	(140,411.23)	211,278.91	277,419.77
12667GR62	9,664,947.15	-	9,664,947.15	9,333,922.73	(331,024.42)	9,333,922.73	7,956,062.54
12667GRW5	475,053.45	-	475,053.45	447,078.16	(27,975.29)	447,078.16	369,841.59
12667GS20	13,599,477.60	-	13,599,477.60	13,366,988.50	(232,489.10)	13,366,988.50	8,814,648.76
12667GWF6	7,724,004.83	-	7,724,004.83	7,641,072.51	(82,932.32)	7,641,072.51	5,543,592.60
12668A3Q6	8,585,686.65	-	8,585,686.65	8,381,126.10	(204,560.55)	8,381,126.10	4,753,133.96
12668ACG8	3,839,090.67	-	3,839,090.67	3,750,962.58	(88,128.09)	3,750,962.58	3,747,020.72
12668ACY9	853,860.86	-	853,860.86	770,724.66	(83,136.20)	770,724.66	769,495.18
12668ACZ6	3,710,927.19	-	3,710,927.19	3,637,326.57	(73,600.62)	3,637,326.57	2,464,871.08
12668AEV3	11,793,702.19	-	11,793,702.19	11,375,450.32	(418,251.87)	11,375,450.32	8,396,961.45
12668AGW9	284,909.58	-	284,909.58	276,712.30	(8,197.28)	276,712.30	204,738.25
12668BB77	23,953,380.01	-	23,953,380.01	22,945,237.36	(1,008,142.65)	22,945,237.36	16,350,813.99
12668BDC4	4,967,571.96	-	4,967,571.96	4,951,287.85	(16,284.11)	4,951,287.85	4,017,603.57
12668BE33	15,003,452.29	-	15,003,452.29	14,569,207.83	(434,244.46)	14,569,207.83	9,407,501.88
126694YM4	3,124,425.58	-	3,124,425.58	3,122,304.07	(2,121.51)	3,122,304.07	2,115,448.84
12669GKH3	12,504,442.60	-	12,504,442.60	12,431,945.06	(72,497.54)	12,431,945.06	10,383,416.89
12669GMS7	233,972.43	-	233,972.43	232,261.87	(1,710.56)	232,261.87	179,977.45
14983CAA3	1,463,566.31	-	1,463,566.31	1,332,515.31	(131,051.00)	1,332,515.31	932,463.77
22541SCC0	826,706.05	-	826,706.05	687,210.24	(139,495.81)	687,210.24	589,088.12
22541SXR4	1,581,580.13	-	1,581,580.13	1,542,209.87	(39,370.26)	1,542,209.87	591,680.57
22943HAD8	11,521,669.00	-	11,521,669.00	11,363,834.60	(157,834.40)	11,363,834.60	7,458,495.00
23242TAB2	3,218,904.38	-	3,218,904.38	3,186,203.34	(32,701.04)	3,186,203.34	3,010,086.96
23243AAD8	1,088,087.88	-	1,088,087.88	1,073,143.44	(14,944.44)	1,073,143.44	726,643.99
23245QAA7	2,236,632.77	-	2,236,632.77	2,193,538.17	(43,094.60)	2,193,538.17	1,526,290.38
23332UAS3	105,300.42	-	105,300.42	102,688.24	(2,612.18)	102,688.24	84,880.39
23332UBV5	5,550,856.24	-	5,550,856.24	5,526,622.70	(24,233.54)	5,526,622.70	3,922,868.40
23332UBW3	246,060.64	-	246,060.64	229,762.16	(16,298.48)	229,762.16	215,576.48
23332UDU5	19,008,385.73	-	19,008,385.73	18,993,000.02	(15,385.71)	18,993,000.02	13,049,034.53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
251510NC3	$13,060,630.74	$-	$13,060,630.74	$12,053,318.60	$(1,007,312.14)	$12,053,318.60	$3,795,618.41
28140XAE9	60,000.00	-	60,000.00	44,000.00	(16,000.00)	44,000.00	494,488.00
32056CAH2	16,313,358.17	-	16,313,358.17	16,179,762.26	(133,595.91)	16,179,762.26	15,652,469.50
32113JAA3	669,046.59	-	669,046.59	664,840.15	(4,206.44)	664,840.15	463,752.03
36185NXT2	607,806.99	-	607,806.99	579,066.33	(28,740.66)	579,066.33	434,463.62
362341VU0	21,726,452.50	-	21,726,452.50	21,601,162.75	(125,289.75)	21,601,162.75	21,462,550.00
39538RAB5	10,420,093.52	-	10,420,093.52	10,335,053.07	(85,040.45)	10,335,053.07	7,185,141.36
39538RBB4	11,875,207.42	-	11,875,207.42	11,812,145.61	(63,061.81)	11,812,145.61	7,889,543.62
39539GAA0	4,723,502.08	-	4,723,502.08	4,602,605.08	(120,897.00)	4,602,605.08	3,522,368.91
41161PFR9	1,182,169.39	-	1,182,169.39	1,162,212.39	(19,957.00)	1,162,212.39	938,229.25
41161PHC0	7,220,890.30	-	7,220,890.30	7,180,582.16	(40,308.14)	7,180,582.16	6,114,127.23
41161PL43	18,021,510.71	-	18,021,510.71	17,725,530.16	(295,980.55)	17,725,530.16	13,839,434.02
41161PMG5	14,764,069.42	-	14,764,069.42	14,747,417.39	(16,652.03)	14,747,417.39	10,825,471.99
41161PQU0	12,487,307.26	-	12,487,307.26	12,064,330.64	(422,976.62)	12,064,330.64	9,024,146.97
41161PTN3	2,018,723.39	-	2,018,723.39	2,006,348.71	(12,374.68)	2,006,348.71	1,514,261.67
41161PWB5	6,713,071.88	-	6,713,071.88	6,355,988.18	(357,083.70)	6,355,988.18	4,628,490.16
41164YAB7	11,299,500.90	-	11,299,500.90	11,281,563.16	(17,937.74)	11,281,563.16	7,506,090.71
43739EAP2	18,256,115.36	-	18,256,115.36	18,160,418.60	(95,696.76)	18,160,418.60	14,565,045.06
43739EBS5	8,374,390.32	-	8,374,390.32	8,355,032.83	(19,357.49)	8,355,032.83	7,301,246.74
45254NHV2	300,691.29	-	300,691.29	290,898.98	(9,792.31)	290,898.98	221,590.91
45254NKF3	4,732,249.11	-	4,732,249.11	4,724,414.59	(7,834.52)	4,724,414.59	4,212,911.91
45254NKX4	6,035,894.45	-	6,035,894.45	5,793,499.74	(242,394.71)	5,793,499.74	4,586,894.75
45254NMB0	1,116,324.90	-	1,116,324.90	1,114,967.03	(1,357.87)	1,114,967.03	1,046,767.51
45254NNP8	12,305,621.92	-	12,305,621.92	12,287,880.20	(17,741.72)	12,287,880.20	8,793,161.95
45254NPA9	14,353,564.21	-	14,353,564.21	14,276,967.39	(76,596.82)	14,276,967.39	11,803,031.55
45254NPU5	5,082,621.43	-	5,082,621.43	5,046,699.14	(35,922.29)	5,046,699.14	3,681,845.08
45254TRX4	315,244.71	-	315,244.71	311,797.97	(3,446.74)	311,797.97	212,649.49
45660LCN7	4,861,948.71	-	4,861,948.71	4,672,646.45	(189,302.26)	4,672,646.45	4,269,563.44
45660LW96	3,345,312.09	-	3,345,312.09	3,333,349.55	(11,962.54)	3,333,349.55	2,049,580.49
45660N2Y0	1,460,518.34	-	1,460,518.34	1,439,285.52	(21,232.82)	1,439,285.52	1,213,689.11
45660N5H4	5,238,250.73	-	5,238,250.73	5,092,181.63	(146,069.10)	5,092,181.63	4,490,552.83
456612AC4	16,177,827.43	-	16,177,827.43	15,757,798.99	(420,028.44)	15,757,798.99	9,972,143.38
45661EAA2	298,980.75	-	298,980.75	263,718.82	(35,261.93)	263,718.82	289,471.39
45667WAA6	4,079,440.73	-	4,079,440.73	4,036,144.37	(43,296.36)	4,036,144.37	3,653,628.08
46627MBQ9	11,584,542.77	-	11,584,542.77	11,442,464.64	(142,078.13)	11,442,464.64	8,550,691.57
46627MCS4	6,841,795.66	-	6,841,795.66	6,674,348.47	(167,447.19)	6,674,348.47	5,665,832.01
525221CD7	208,394.77	-	208,394.77	204,814.80	(3,579.97)	204,814.80	25,158.25
525221EN3	12,151,234.09	-	12,151,234.09	11,933,903.95	(217,330.14)	11,933,903.95	8,037,249.54
550279AA1	4,517,204.18	-	4,517,204.18	4,486,967.25	(30,236.93)	4,486,967.25	3,526,976.99
55027AAU4	5,682,311.67	-	5,682,311.67	5,666,582.61	(15,729.06)	5,666,582.61	3,413,905.12
576433FP6	221,639.77	-	221,639.77	200,504.82	(21,134.95)	200,504.82	196,682.93
576433H33	365,848.12	-	365,848.12	361,400.85	(4,447.27)	361,400.85	263,194.74
576433YN0	1,172,399.01	-	1,172,399.01	1,167,359.81	(5,039.20)	1,167,359.81	799,347.14
576438AA3	3,476,898.70	-	3,476,898.70	3,453,570.46	(23,328.24)	3,453,570.46	3,085,054.98
57643LMP8	2,008,496.40	-	2,008,496.40	1,954,400.49	(54,095.91)	1,954,400.49	1,320,453.00
576444AA1	29.53	-	29.53	23.29	(6.24)	23.29	-
59020UQ40	1,128,590.38	-	1,128,590.38	1,103,360.50	(25,229.88)	1,103,360.50	891,563.44
59020UQ57	3,416,568.40	-	3,416,568.40	3,352,825.48	(63,742.92)	3,352,825.48	1,625,444.00
61750FAE0	698,202.75	-	698,202.75	696,309.51	(1,893.24)	696,309.51	630,519.84
617526AE8	331,183.78	-	331,183.78	312,563.99	(18,619.79)	312,563.99	253,447.48
63543XAH2	130,000.00	-	130,000.00	106,600.00	(23,400.00)	106,600.00	100,000.00
65535VRK6	2,053,386.84	-	2,053,386.84	1,808,029.73	(245,357.11)	1,808,029.73	1,798,044.91
68383NBZ5	4,995,248.40	-	4,995,248.40	4,861,967.52	(133,280.88)	4,861,967.52	4,510,670.83
68383NCA9	23,216,567.84	-	23,216,567.84	22,949,842.55	(266,725.29)	22,949,842.55	16,952,836.53
68383NCU5	8,727,049.17	-	8,727,049.17	8,684,094.28	(42,954.89)	8,684,094.28	6,553,022.59
74922MAB7	9,976,829.50	-	9,976,829.50	9,957,553.79	(19,275.71)	9,957,553.79	6,690,689.74
74922MAC5	1,313,967.96	-	1,313,967.96	1,306,444.63	(7,523.33)	1,306,444.63	923,358.99
75114GAC3	20,855,558.93	-	20,855,558.93	20,459,344.05	(396,214.88)	20,459,344.05	13,690,749.84
75114HAD9	19,345,364.47	-	19,345,364.47	19,101,437.62	(243,926.85)	19,101,437.62	12,468,155.89
75114NAA2	9,810,292.02	-	9,810,292.02	9,660,736.07	(149,555.95)	9,660,736.07	7,607,762.42
75114NAB0	3,500,902.86	-	3,500,902.86	3,472,980.33	(27,922.53)	3,472,980.33	2,681,154.37
76110GUG4	1,860,028.29	-	1,860,028.29	1,836,973.30	(23,054.99)	1,836,973.30	1,424,734.61
76110GV40	3,298,671.74	-	3,298,671.74	3,291,701.66	(6,970.08)	3,291,701.66	2,925,633.99
76110GWG2	1,763,554.67	-	1,763,554.67	1,738,271.52	(25,283.15)	1,738,271.52	1,425,890.71
76110GZR5	2,626,903.39	-	2,626,903.39	2,604,544.59	(22,358.80)	2,604,544.59	2,507,946.62
761118KU1	7,123,239.54	-	7,123,239.54	6,731,093.59	(392,145.95)	6,731,093.59	4,636,155.48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
761118NN4	$272,375.22	$-	$272,375.22	$272,228.16	$(147.06)	$272,228.16	$193,133.69
761118RJ9	447,331.77	-	447,331.77	441,894.15	(5,437.62)	441,894.15	300,341.18
761118RM2	20,318,308.98	-	20,318,308.98	20,202,359.80	(115,949.18)	20,202,359.80	14,089,398.71
761118WP9	12,343,002.48	-	12,343,002.48	12,258,008.40	(84,994.08)	12,258,008.40	8,624,730.74
81379EAA0	441,321.15	-	441,321.15	441,271.71	(49.44)	441,271.71	430,672.17
81744FDK0	2,207,402.93	-	2,207,402.93	2,205,145.50	(2,257.43)	2,205,145.50	1,994,487.78
84752CAE7	1,786,191.78	-	1,786,191.78	1,602,574.26	(183,617.52)	1,602,574.26	775,817.97
863579KG2	3,468,240.06	-	3,468,240.06	3,465,239.64	(3,000.42)	3,465,239.64	3,069,608.24
863579YR3	7,892,555.21	-	7,892,555.21	7,741,323.02	(151,232.19)	7,741,323.02	6,707,709.18
86358RE86	2,220.72	-	2,220.72	1,166.98	(1,053.74)	1,166.98	1,248.02
86358RUQ8	137,580.83	-	137,580.83	106,656.56	(30,924.27)	106,656.56	90,568.86
86359LRC5	25,768.65	-	25,768.65	22,657.86	(3,110.79)	22,657.86	11,959.36
86359LRW1	23,619,297.53	-	23,619,297.53	23,421,584.54	(197,712.99)	23,421,584.54	15,152,873.28
86359LSM2	1,558,522.48	-	1,558,522.48	1,544,925.28	(13,597.20)	1,544,925.28	1,140,219.10
86360JAA9	12,329,779.22	-	12,329,779.22	12,182,977.98	(146,801.24)	12,182,977.98	7,383,034.84
86360KAF5	37,622,122.42	-	37,622,122.42	37,324,048.63	(298,073.79)	37,324,048.63	24,987,868.09
86360UAF3	4,619,353.19	-	4,619,353.19	4,534,579.85	(84,773.34)	4,534,579.85	3,054,747.35
86361HAB0	1,243,558.61	-	1,243,558.61	1,174,373.67	(69,184.94)	1,174,373.67	1,161,305.98
872227AE3	2,093,657.77	-	2,093,657.77	2,075,233.45	(18,424.32)	2,075,233.45	1,504,829.86
88157QAL2	631,469.94	-	631,469.94	602,525.35	(28,944.59)	602,525.35	1,861,011.77
92922F4M7	4,676,773.53	-	4,676,773.53	4,672,260.84	(4,512.69)	4,672,260.84	3,944,984.82
92925CBB7	4,648,166.24	-	4,648,166.24	4,633,690.94	(14,475.30)	4,633,690.94	3,728,752.89
92926SAE6	2,476,608.90	-	2,476,608.90	2,380,788.05	(95,820.85)	2,380,788.05	2,357,899.14
9393365V1	1,665,245.48	-	1,665,245.48	1,659,798.15	(5,447.33)	1,659,798.15	1,317,493.28
939336X65	216,711.94	-	216,711.94	216,554.26	(157.68)	216,554.26	190,082.01
93934FHC9	9,474,150.60	-	9,474,150.60	9,300,269.87	(173,880.73)	9,300,269.87	6,421,681.71
93934FJQ6	17,379,180.03	-	17,379,180.03	16,974,609.65	(404,570.38)	16,974,609.65	11,708,978.95
94983YAQ2	4,291,700.42	-	4,291,700.42	4,233,445.48	(58,254.94)	4,233,445.48	4,159,640.76
94985JAG5	18,539,304.19	-	18,539,304.19	18,097,976.50	(441,327.69)	18,097,976.50	17,595,764.20
Totals	$968,742,508.30	$-	$968,742,508.30	$950,111,416.81	$(18,631,091.49)	$950,111,416.81	$708,895,636.97

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table lists impairments for loan-backed and structured securities for the three months ended September 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$315,577.41	$-	$315,577.41	$159,175.94	$(156,401.47)	$159,175.94	$228,692.72
021455AB6	217,922.65	-	217,922.65	171,751.47	(46,171.18)	171,751.47	170,440.77
02146QAB9	15,315,148.69	-	15,315,148.69	14,692,679.05	(622,469.64)	14,692,679.05	9,256,180.84
02146YAD8	21,923,476.60	-	21,923,476.60	20,642,177.10	(1,281,299.50)	20,642,177.10	14,758,081.54
02660WAC0	18,118,365.81	-	18,118,365.81	17,825,056.07	(293,309.74)	17,825,056.07	11,582,896.26
02660XAD6	13,521,492.89	-	13,521,492.89	12,557,598.88	(963,894.01)	12,557,598.88	8,975,927.75
05946XYP2	1,135,040.17	-	1,135,040.17	1,124,034.08	(11,006.09)	1,124,034.08	737,774.51
05948JAA0	370,856.12	-	370,856.12	347,733.91	(23,122.21)	347,733.91	301,269.06
05950DAA8	11,258,446.73	-	11,258,446.73	11,029,698.64	(228,748.09)	11,029,698.64	9,759,921.40
06652DAA7	6,940,157.67	-	6,940,157.67	6,813,727.06	(126,430.61)	6,813,727.06	4,627,820.56
07384M4M1	4,031,948.12	-	4,031,948.12	4,023,103.22	(8,844.90)	4,023,103.22	3,982,434.25
07401LAQ6	3,803,505.80	-	3,803,505.80	3,558,486.75	(245,019.05)	3,558,486.75	2,603,896.54
07820QAY1	14,869,432.69	-	14,869,432.69	14,726,798.37	(142,634.32)	14,726,798.37	11,209,675.01
078446AB7	123,800.00	-	123,800.00	106,000.00	(17,800.00)	106,000.00	106,000.00
12667GCB7	206,610.54	-	206,610.54	198,880.54	(7,730.00)	198,880.54	151,324.74
12667GME0	16,487,323.12	-	16,487,323.12	15,961,905.24	(525,417.88)	15,961,905.24	10,694,700.14
12667GR62	10,404,772.50	-	10,404,772.50	9,837,281.25	(567,491.25)	9,837,281.25	7,913,784.95
12667GRW5	539,562.43	-	539,562.43	496,294.98	(43,267.45)	496,294.98	371,758.24
12667GWF6	8,264,162.73	-	8,264,162.73	7,800,347.76	(463,814.97)	7,800,347.76	5,201,353.71
12668ACG8	4,308,051.40	-	4,308,051.40	3,887,776.89	(420,274.51)	3,887,776.89	3,840,170.55
12668AEV3	12,239,368.11	-	12,239,368.11	12,078,961.61	(160,406.50)	12,078,961.61	7,974,606.21
12668AGW9	3,103,267.46	-	3,103,267.46	2,668,946.20	(434,321.26)	2,668,946.20	2,737,185.05
12668BB77	24,696,080.82	-	24,696,080.82	24,696,080.83	0.01	24,696,080.83	16,158,549.89
12669EH33	210,848.74	-	210,848.74	207,664.23	(3,184.51)	207,664.23	220,823.32
12669FKR3	277,129.34	-	277,129.34	270,766.57	(6,362.77)	270,766.57	316,871.38
12669FW82	1,121,578.12	-	1,121,578.12	1,092,542.53	(29,035.59)	1,092,542.53	725,473.49
12669FXR9	490,839.77	-	490,839.77	459,205.84	(31,633.93)	459,205.84	404,276.42
12669GKH3	12,787,611.38	-	12,787,611.38	12,586,116.25	(201,495.13)	12,586,116.25	10,031,422.26
12669GMS7	251,913.89	-	251,913.89	243,913.35	(8,000.54)	243,913.35	176,788.34
12669GRM5	2,939,270.40	-	2,939,270.40	2,842,771.24	(96,499.16)	2,842,771.24	1,936,810.71
12669GRQ6	7,668,435.17	-	7,668,435.17	7,389,352.71	(279,082.46)	7,389,352.71	5,611,698.50
12669GTV3	391,067.66	-	391,067.66	383,623.63	(7,444.03)	383,623.63	273,968.29
12669GUR0	3,668,651.13	-	3,668,651.13	3,563,519.83	(105,131.30)	3,563,519.83	2,522,515.63
17307G3D8	2,831.79	-	2,831.79	-	(2,831.79)	-	533,586.22
22540V3F7	555,689.29	-	555,689.29	555,689.51	0.22	555,689.51	818,652.39
22540VFZ0	1,516,521.88	-	1,516,521.88	1,464,064.20	(52,457.68)	1,464,064.20	1,450,010.10
22540VG71	154,198.76	-	154,198.76	153,223.28	(975.48)	153,223.28	149,451.18
22541NUB3	1,083,777.04	-	1,083,777.04	1,083,778.44	1.40	1,083,778.44	1,840,135.63
22943HAD8	11,732,570.00	-	11,732,570.00	11,579,553.70	(153,016.30)	11,579,553.70	7,155,180.00
23243AAD8	1,153,405.61	-	1,153,405.61	1,113,903.78	(39,501.83)	1,113,903.78	749,791.47
23245QAA7	2,375,389.07	-	2,375,389.07	2,259,511.63	(115,877.44)	2,259,511.63	1,456,976.36
23332UAR5	8,638,571.19	-	8,638,571.19	8,609,425.68	(29,145.51)	8,609,425.68	6,697,119.18
23332UAS3	112,435.95	-	112,435.95	107,912.99	(4,522.96)	107,912.99	84,845.64
23332UBW3	286,891.33	-	286,891.33	264,732.79	(22,158.54)	264,732.79	222,224.69
251508AB3	8,655,837.10	-	8,655,837.10	8,565,363.51	(90,473.59)	8,565,363.51	5,178,372.00
251510FB4	6,185,608.42	-	6,185,608.42	5,789,092.45	(396,515.97)	5,789,092.45	5,127,079.77
26441EAC5	198,750.00	-	198,750.00	188,500.00	(10,250.00)	188,500.00	137,500.00
35952Z007	4,307,614.21	-	4,307,614.21	4,307,614.20	(0.01)	4,307,614.20	2,775,156.72
35952Z023	4,494,729.04	-	4,494,729.04	4,494,729.06	0.02	4,494,729.06	2,904,482.03
35952Z031	1,455,346.38	-	1,455,346.38	1,455,346.38	-	1,455,346.38	901,984.50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
35952Z056	$1,067,384.58	$-	$1,067,384.58	$1,067,384.57	$(0.01)	$1,067,384.57	$605,749.50
35952Z064	3,438,088.79	-	3,438,088.79	3,438,088.78	(0.01)	3,438,088.78	1,923,484.50
35952ZA14	587,470.62	-	587,470.62	587,470.60	(0.02)	587,470.60	304,870.08
35952ZA22	223,281.52	-	223,281.52	223,281.53	0.01	223,281.53	117,992.78
36228F5R3	1,619,436.88	-	1,619,436.88	1,572,476.07	(46,960.81)	1,572,476.07	1,371,519.65
362341VU0	21,771,450.00	-	21,771,450.00	21,710,755.00	(60,695.00)	21,710,755.00	21,415,549.75
39538RAB5	10,694,253.20	-	10,694,253.20	10,679,952.60	(14,300.60)	10,679,952.60	7,266,124.20
39538RBB4	12,307,900.80	-	12,307,900.80	12,182,868.11	(125,032.69)	12,182,868.11	7,754,503.45
39538WHF8	29,262,766.18	-	29,262,766.18	27,411,495.65	(1,851,270.53)	27,411,495.65	19,864,672.06
39539GAA0	4,911,882.26	-	4,911,882.26	4,833,348.42	(78,533.84)	4,833,348.42	3,464,247.50
41161PA86	1,701,828.45	-	1,701,828.45	1,490,786.97	(211,041.48)	1,490,786.97	1,629,532.89
41161PHC0	7,493,920.50	-	7,493,920.50	7,389,844.26	(104,076.24)	7,389,844.26	6,175,852.78
41161PHU0	7,220,810.42	-	7,220,810.42	7,137,267.24	(83,543.18)	7,137,267.24	5,910,800.55
41161PKH5	562,454.98	-	562,454.98	541,505.18	(20,949.80)	541,505.18	370,018.19
41161PL43	19,129,744.68	-	19,129,744.68	18,426,719.98	(703,024.70)	18,426,719.98	13,224,900.44
41161PLR2	12,391,086.67	-	12,391,086.67	11,998,519.49	(392,567.18)	11,998,519.49	8,450,271.26
41161PMG5	15,199,514.54	-	15,199,514.54	14,982,039.32	(217,475.22)	14,982,039.32	10,383,699.50
41161PQU0	13,000,530.43	-	13,000,530.43	12,696,117.28	(304,413.15)	12,696,117.28	8,751,337.13
41161PTN3	2,124,055.82	-	2,124,055.82	2,081,083.69	(42,972.13)	2,081,083.69	1,505,550.45
41161PTP8	553,076.04	-	553,076.04	456,920.13	(96,155.91)	456,920.13	453,781.11
41161PWB5	7,065,569.62	-	7,065,569.62	6,885,660.55	(179,909.07)	6,885,660.55	4,510,555.76
41161PXH1	742,271.49	-	742,271.49	742,271.73	0.24	742,271.73	494,617.80
41164YAB7	11,746,139.88	-	11,746,139.88	11,565,082.50	(181,057.38)	11,565,082.50	7,332,391.43
43739EAP2	18,849,512.45	-	18,849,512.45	18,784,944.99	(64,567.46)	18,784,944.99	14,536,729.90
43739EBJ5	8,949,624.81	-	8,949,624.81	8,821,659.97	(127,964.84)	8,821,659.97	7,213,477.28
43739EBS5	8,756,562.94	-	8,756,562.94	8,517,869.96	(238,692.98)	8,517,869.96	7,336,631.20
45254NJV0	960,700.04	-	960,700.04	960,700.42	0.38	960,700.42	756,983.83
45254NJX6	46,746.73	-	46,746.73	46,746.72	(0.01)	46,746.72	52,745.72
45254NKA4	224,041.93	-	224,041.93	224,041.80	(0.13)	224,041.80	332,456.94
45254NKD8	(1.32)	-	(1.32)	-	1.32	-	-
45254NKF3	5,018,653.69	-	5,018,653.69	4,908,081.05	(110,572.64)	4,908,081.05	4,300,014.50
45254NKX4	6,124,868.68	-	6,124,868.68	6,124,866.22	(2.46)	6,124,866.22	4,720,907.43
45254NMB0	1,163,166.27	-	1,163,166.27	1,161,406.97	(1,759.30)	1,161,406.97	1,068,987.98
45254NPA9	15,036,711.89	-	15,036,711.89	14,719,089.65	(317,622.24)	14,719,089.65	11,892,639.43
45254NPU5	5,258,384.35	-	5,258,384.35	5,198,365.97	(60,018.38)	5,198,365.97	3,758,246.63
45254TRX4	342,613.23	-	342,613.23	316,284.73	(26,328.50)	316,284.73	208,761.84
45254TSM7	4,225,866.17	-	4,225,866.17	3,663,996.17	(561,870.00)	3,663,996.17	2,423,868.49
45660LCN7	5,239,350.62	-	5,239,350.62	5,001,581.94	(237,768.68)	5,001,581.94	3,716,561.91
45660LW96	3,563,424.88	-	3,563,424.88	3,483,454.21	(79,970.67)	3,483,454.21	1,888,667.16
45660LYW3	4,004,451.09	-	4,004,451.09	3,891,019.56	(113,431.53)	3,891,019.56	2,574,399.43
45660N2J3	4,467,285.84	-	4,467,285.84	4,293,555.15	(173,730.69)	4,293,555.15	3,881,904.68
45660N2Y0	948,804.49	-	948,804.49	882,014.06	(66,790.43)	882,014.06	779,188.25
45660N5H4	5,532,813.22	-	5,532,813.22	5,316,557.23	(216,255.99)	5,316,557.23	4,369,019.25
45660NT88	37,194.86	-	37,194.86	37,194.85	(0.01)	37,194.85	30,242.64
45660NT96	2,189,864.31	-	2,189,864.31	2,189,863.24	(1.07)	2,189,863.24	2,284,044.24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660NZY4	$684,972.49	$-	$684,972.49	$544,029.09	$(140,943.40)	$544,029.09	$521,157.79
456612AC4	16,797,506.75	-	16,797,506.75	16,597,595.79	(199,910.96)	16,597,595.79	9,831,944.46
45667WAA6	4,524,224.47	-	4,524,224.47	4,303,109.97	(221,114.50)	4,303,109.97	3,689,400.20
466247UG6	2,482,668.34	-	2,482,668.34	2,390,848.33	(91,820.01)	2,390,848.33	2,331,608.44
466247XE8	6,371,997.72	-	6,371,997.72	6,069,584.73	(302,412.99)	6,069,584.73	4,586,230.71
46627MBQ9	12,050,725.65	-	12,050,725.65	12,032,071.53	(18,654.12)	12,032,071.53	8,788,610.44
46627MCS4	7,327,618.22	-	7,327,618.22	7,150,856.75	(176,761.47)	7,150,856.75	5,708,510.90
525221EN3	10,588,146.60	-	10,588,146.60	10,588,146.58	(0.02)	10,588,146.58	5,298,470.74
52524VAG4	13,212,894.86	-	13,212,894.86	13,089,620.17	(123,274.69)	13,089,620.17	9,184,301.55
52524YAF0	11,991,764.08	-	11,991,764.08	11,641,423.12	(350,340.96)	11,641,423.12	7,760,208.49
550279AA1	4,717,438.29	-	4,717,438.29	4,675,300.57	(42,137.72)	4,675,300.57	3,273,871.94
576433G42	8,850,528.14	-	8,850,528.14	8,129,032.12	(721,496.02)	8,129,032.12	5,594,205.80
576433H33	4,886,747.63	-	4,886,747.63	4,348,051.54	(538,696.09)	4,348,051.54	4,136,601.25
576433YN0	1,214,309.95	-	1,214,309.95	1,197,293.79	(17,016.16)	1,197,293.79	798,990.36
5899292N7	1,415,763.00	-	1,415,763.00	1,349,644.34	(66,118.66)	1,349,644.34	1,414,867.73
589929N38	1,629,558.07	-	1,629,558.07	1,594,775.54	(34,782.53)	1,594,775.54	1,610,979.53
589929X29	5,127,014.56	-	5,127,014.56	4,818,404.16	(308,610.40)	4,818,404.16	4,315,822.14
59020UQ40	1,167,867.51	-	1,167,867.51	1,155,779.25	(12,088.26)	1,155,779.25	893,776.27
59020UUJ2	4,123,214.32	-	4,123,214.32	4,076,568.14	(46,646.18)	4,076,568.14	3,933,855.78
65538DAA3	2,179,558.44	-	2,179,558.44	2,179,557.06	(1.38)	2,179,557.06	2,095,348.68
68389FBW3	27,046.37	-	27,046.37	27,046.35	(0.02)	27,046.35	24,973.66
68402CAC8	0.01	-	0.01	-	(0.01)	-	-
75114NAA2	10,646,212.81	-	10,646,212.81	10,245,995.66	(400,217.15)	10,245,995.66	7,727,336.21
76110GUG4	1,990,234.46	-	1,990,234.46	1,925,874.38	(64,360.08)	1,925,874.38	1,481,729.24
76110GVT5	2,493,562.99	-	2,493,562.99	2,486,158.33	(7,404.66)	2,486,158.33	2,178,268.75
761118FM5	9,752,737.95	-	9,752,737.95	9,354,444.30	(398,293.65)	9,354,444.30	8,617,114.44
761118KU1	7,442,272.50	-	7,442,272.50	7,430,447.20	(11,825.30)	7,430,447.20	4,644,418.74
761118NN4	10,432,656.72	-	10,432,656.72	10,204,239.05	(228,417.67)	10,204,239.05	7,033,121.76
761118RJ9	488,408.80	-	488,408.80	462,987.99	(25,420.81)	462,987.99	300,904.60
761118RM2	21,666,131.31	-	21,666,131.31	20,916,216.23	(749,915.08)	20,916,216.23	14,052,319.33
761118WP9	12,874,173.63	-	12,874,173.63	12,797,095.06	(77,078.57)	12,797,095.06	8,551,632.87
86358RE86	17,366.09	-	17,366.09	2,248.76	(15,117.33)	2,248.76	3,428.27
86358RM46	350,467.76	-	350,467.76	133,851.43	(216,616.33)	133,851.43	108,807.92
86359AHD8	438,703.87	-	438,703.87	438,703.59	(0.28)	438,703.59	330,232.94
86359AKY8	13,278.14	-	13,278.14	2,731.14	(10,547.00)	2,731.14	42,413.30
86359ANH2	1,121,987.38	-	1,121,987.38	1,121,987.74	0.36	1,121,987.74	1,433,412.38
86359BLB5	457,200.74	-	457,200.74	457,200.76	0.02	457,200.76	431,187.77
86360JAA9	12,633,558.24	-	12,633,558.24	12,470,929.45	(162,628.79)	12,470,929.45	7,166,044.85
86360JAE1	9,612,734.02	-	9,612,734.02	9,432,090.49	(180,643.53)	9,432,090.49	6,081,301.19
86360JAN1	3,973,346.86	-	3,973,346.86	3,644,430.16	(328,916.70)	3,644,430.16	2,669,203.75
86362HAA1	9,732,004.85	-	9,732,004.85	9,669,355.43	(62,649.42)	9,669,355.43	6,303,512.25
86363DAA9	11,100,750.94	-	11,100,750.94	10,787,194.86	(313,556.08)	10,787,194.86	7,266,839.92
872227AE3	2,142,462.69	-	2,142,462.69	2,141,670.14	(792.55)	2,141,670.14	1,322,792.73
88157QAL2	688,444.09	-	688,444.09	613,410.93	(75,033.16)	613,410.93	576,698.38
885220FS7	7,996,861.63	-	7,996,861.63	7,964,320.78	(32,540.85)	7,964,320.78	7,662,404.08
92922F3L0	51,484,447.88	-	51,484,447.88	49,433,429.41	(2,051,018.47)	49,433,429.41	49,833,739.27
92922F7Q5	1,876,856.60	-	1,876,856.60	1,874,122.87	(2,733.73)	1,874,122.87	1,492,812.11
92922FB72	1,326,944.28	-	1,326,944.28	1,326,944.06	(0.22)	1,326,944.06	946,078.73
92922FTJ7	1,441,180.90	-	1,441,180.90	1,409,771.75	(31,409.15)	1,409,771.75	1,187,199.76
92922FWU8	4,388,801.07	-	4,388,801.07	4,301,144.68	(87,656.39)	4,301,144.68	3,881,799.87
92922FZF8	9,128,522.75	-	9,128,522.75	9,128,521.67	(1.08)	9,128,521.67	8,102,814.84
9393365V1	1,972,912.19	-	1,972,912.19	1,966,439.22	(6,472.97)	1,966,439.22	1,552,139.95
939336U35	(0.06)	-	(0.06)	-	0.06	-	-
939336X65	224,509.69	-	224,509.69	223,209.26	(1,300.43)	223,209.26	176,455.82
93934FJQ6	18,077,257.88	-	18,077,257.88	18,014,476.77	(62,781.11)	18,014,476.77	11,587,831.43
941034AD2	20,442.00	-	20,442.00	16,601.98	(3,840.02)	16,601.98	13,630.00
94983CAJ6	(4.61)	-	(4.61)	-	4.61	-	-
94983YAQ2	4,572,023.01	-	4,572,023.01	4,458,425.60	(113,597.41)	4,458,425.60	4,319,656.40
DUCH1CLC4	1,109,569.70	-	1,109,569.70	-	(1,109,569.70)	-	3,433,329.60
Totals	$915,728,029.86	$-	$915,728,029.86	$889,896,058.18	$(25,831,971.68)	$889,896,058.18	$673,462,492.71

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table lists impairments for loan-backed and structured securities for the three months ended June 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$506,308.31	$-	$506,308.31	$353,176.22	$(153,132.09)	$353,176.22	$375,826.24
007036GB6	254,269.21	-	254,269.21	255,648.66	1,379.45	255,648.66	517,632.44
02146QAB9	15,615,907.88	-	15,615,907.88	15,589,355.94	(26,551.94)	15,589,355.94	8,862,529.56
02639MAM8	2,523,018.60	-	2,523,018.60	2,430,740.45	(92,278.15)	2,430,740.45	7,168,920.00
02660TGN7	9,402,539.49	-	9,402,539.49	9,326,784.90	(75,754.59)	9,326,784.90	5,697,189.83
02660THT3	776,911.68	-	776,911.68	756,863.76	(20,047.92)	756,863.76	625,762.47
02660TJB0	25,226,004.23	-	25,226,004.23	25,127,415.69	(98,588.54)	25,127,415.69	13,651,622.67
02660WAC0	18,928,046.80	-	18,928,046.80	18,737,015.28	(191,031.52)	18,737,015.28	11,917,720.39
02660XAD6	13,917,317.42	-	13,917,317.42	13,760,235.52	(157,081.90)	13,760,235.52	8,037,153.38
026929AD1	9,915,586.21	-	9,915,586.21	9,608,012.45	(307,573.76)	9,608,012.45	5,712,241.06
040104QN4	4,369,066.86	-	4,369,066.86	4,328,678.79	(40,388.07)	4,328,678.79	3,590,532.48
05946XYP2	1,209,333.00	-	1,209,333.00	1,174,538.24	(34,794.76)	1,174,538.24	712,239.44
05949AHG8	5,673,610.00	-	5,673,610.00	5,542,818.30	(130,791.70)	5,542,818.30	5,513,028.70
05949ALH1	2,690,654.41	-	2,690,654.41	2,629,721.17	(60,933.24)	2,629,721.17	2,547,139.95
05949AZG8	2,070,443.86	-	2,070,443.86	2,034,655.86	(35,788.00)	2,034,655.86	2,055,226.03
05950DAA8	11,626,583.47	-	11,626,583.47	11,290,314.75	(336,268.72)	11,290,314.75	9,332,578.42
05950HAA9	23,693,004.00	-	23,693,004.00	23,141,186.59	(551,817.41)	23,141,186.59	21,985,696.99
06050HKY3	9,503.64	-	9,503.64	7,749.13	(1,754.51)	7,749.13	107,180.90
06652DAA7	7,169,884.57	-	7,169,884.57	7,081,292.54	(88,592.03)	7,081,292.54	4,403,738.16
07384MS60	2,767,075.46	-	2,767,075.46	2,744,790.96	(22,284.50)	2,744,790.96	2,468,965.02
07384YPP5	1,439,498.04	-	1,439,498.04	1,427,416.79	(12,081.25)	1,427,416.79	994,511.08
073854AB7	14,547,536.61	-	14,547,536.61	14,547,268.23	(268.38)	14,547,268.23	9,593,662.37
07386HCM1	410,475.68	-	410,475.68	410,433.82	(41.86)	410,433.82	717,764.47
07386HMB4	2,206,212.41	-	2,206,212.41	2,145,816.24	(60,396.17)	2,145,816.24	2,086,610.95
07386HNQ0	1,169,143.68	-	1,169,143.68	1,138,098.65	(31,045.03)	1,138,098.65	1,120,711.53
07386HSP7	6,077,267.22	-	6,077,267.22	6,034,343.44	(42,923.78)	6,034,343.44	4,050,313.56
073879QF8	780,701.59	-	780,701.59	693,663.03	(87,038.56)	693,663.03	738,464.62
07820QAY1	16,108,296.95	-	16,108,296.95	15,376,997.11	(731,299.84)	15,376,997.11	11,890,461.34
12667FBJ3	2,103,346.28	-	2,103,346.28	2,024,597.73	(78,748.55)	2,024,597.73	1,854,457.95
12667GCB7	1,195,371.77	-	1,195,371.77	1,191,200.19	(4,171.58)	1,191,200.19	1,004,191.24
12667GME0	17,325,071.43	-	17,325,071.43	16,991,998.09	(333,073.34)	16,991,998.09	9,680,970.89
12667GR62	10,640,126.93	-	10,640,126.93	10,486,910.78	(153,216.15)	10,486,910.78	7,620,818.74
12667GRW5	629,260.22	-	629,260.22	572,770.13	(56,490.09)	572,770.13	381,768.44
12667GS20	14,572,605.05	-	14,572,605.05	14,373,064.89	(199,540.16)	14,373,064.89	8,512,118.07
12667GWF6	8,897,691.57	-	8,897,691.57	8,517,914.13	(379,777.44)	8,517,914.13	4,272,853.01
12667GYX5	1,082,911.40	-	1,082,911.40	1,077,219.96	(5,691.44)	1,077,219.96	1,123,147.89
12668A4B8	15,533,914.88	-	15,533,914.88	15,474,216.29	(59,698.59)	15,474,216.29	8,802,192.78
12668ACG8	4,356,285.62	-	4,356,285.62	4,309,198.33	(47,087.29)	4,309,198.33	3,763,154.21
12668ACY9	868,763.35	-	868,763.35	867,274.80	(1,488.55)	867,274.80	683,676.64
12668ACZ6	3,947,481.62	-	3,947,481.62	3,886,617.25	(60,864.37)	3,886,617.25	2,443,991.14
12668AEV3	12,695,114.86	-	12,695,114.86	12,478,946.20	(216,168.66)	12,478,946.20	8,251,505.28
12668AGW9	3,107,369.65	-	3,107,369.65	3,101,153.13	(6,216.52)	3,101,153.13	2,597,850.08
12668AVP7	7,795,129.40	-	7,795,129.40	7,710,857.18	(84,272.22)	7,710,857.18	5,193,835.03
12668BB77	25,925,996.12	-	25,925,996.12	25,497,768.88	(428,227.24)	25,497,768.88	15,727,296.84
126694YM4	3,515,131.96	-	3,515,131.96	3,471,228.69	(43,903.27)	3,471,228.69	2,117,464.43
12669B3B6	68,214.25	-	68,214.25	66,602.80	(1,611.45)	66,602.80	51,400.25
12669D3C0	453,249.42	-	453,249.42	353,922.19	(99,327.23)	353,922.19	263,386.11
12669EH33	215,121.06	-	215,121.06	210,774.42	(4,346.64)	210,774.42	201,438.70
12669FKR3	279,676.82	-	279,676.82	277,047.74	(2,629.08)	277,047.74	301,602.52
12669FW82	1,169,473.44	-	1,169,473.44	1,146,440.40	(23,033.04)	1,146,440.40	827,311.10
12669FXR9	514,806.49	-	514,806.49	501,446.89	(13,359.60)	501,446.89	386,818.82
12669GKH3	13,531,928.86	-	13,531,928.86	13,130,558.67	(401,370.19)	13,130,558.67	9,553,324.53
12669GMS7	265,714.32	-	265,714.32	254,490.25	(11,224.07)	254,490.25	164,688.31
12669GRM5	3,116,727.52	-	3,116,727.52	3,005,357.24	(111,370.28)	3,005,357.24	1,846,875.23
12669GRQ6	8,208,780.53	-	8,208,780.53	7,895,004.10	(313,776.43)	7,895,004.10	5,315,178.31
12669GTV3	406,174.77	-	406,174.77	397,648.68	(8,526.09)	397,648.68	237,224.62
12669GUR0	3,897,655.17	-	3,897,655.17	3,790,370.36	(107,284.81)	3,790,370.36	2,290,779.49
12669GXW6	351,507.25	-	351,507.25	242,202.43	(109,304.82)	242,202.43	302,225.04
17307G3D8	(2,831.79)	-	(2,831.79)	136,992.27	139,824.06	136,992.27	560,952.38
17307GH76	169,958.43	-	169,958.43	169,980.47	22.04	169,980.47	272,520.48
17307GMQ8	5,854,785.11	-	5,854,785.11	5,610,286.82	(244,498.29)	5,610,286.82	5,720,968.02
17307GN79	9,961.84	-	9,961.84	9,740.23	(221.61)	9,740.23	21.27
17307GYD4	2,163,091.47	-	2,163,091.47	2,117,675.19	(45,416.28)	2,117,675.19	2,012,594.06
17309QAM6	2,231.78	-	2,231.78	2,045.33	(186.45)	2,045.33	8,518.50
22540V3F7	614,939.20	-	614,939.20	642,839.28	27,900.08	642,839.28	802,463.44
22540VGA4	1,141,469.95	-	1,141,469.95	1,031,537.18	(109,932.77)	1,031,537.18	985,574.79
22541NFL8	4,185,481.58	-	4,185,481.58	4,238,604.97	53,123.39	4,238,604.97	4,604,142.07
22541NUB3	1,133,961.51	-	1,133,961.51	1,081,132.81	(52,828.70)	1,081,132.81	1,568,255.10
22541Q4M1	174,571.43	-	174,571.43	174,967.62	396.19	174,967.62	635,650.80
22541QA44	798,759.12	-	798,759.12	517,358.63	(281,400.49)	517,358.63	519,951.58
22541QDA7	352,039.95	-	352,039.95	356,009.77	3,969.82	356,009.77	482,452.65
22541QFK3	130,407.84	-	130,407.84	132,038.88	1,631.04	132,038.88	270,560.57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
23332UAC8	$5,024,072.52	$-	$5,024,072.52	$4,976,576.38	$(47,496.14)	$4,976,576.38	$3,944,809.11
23332UAR5	9,032,091.21	-	9,032,091.21	8,941,930.52	(90,160.69)	8,941,930.52	6,452,561.01
23332UAS3	129,042.66	-	129,042.66	119,917.67	(9,124.99)	119,917.67	85,819.11
23332UBV5	5,973,723.07	-	5,973,723.07	5,899,242.77	(74,480.30)	5,899,242.77	3,415,484.67
23332UBW3	337,464.82	-	337,464.82	318,124.29	(19,340.53)	318,124.29	234,381.54
23332UCM4	576,823.93	-	576,823.93	570,846.02	(5,977.91)	570,846.02	370,446.09
23332UDU5	20,204,339.08	-	20,204,339.08	20,006,668.76	(197,670.32)	20,006,668.76	12,335,262.11
251510FB4	6,701,660.92	-	6,701,660.92	6,315,048.92	(386,612.00)	6,315,048.92	5,193,498.11
251510NB5	4,751,223.62	-	4,751,223.62	4,725,815.34	(25,408.28)	4,725,815.34	3,660,819.35
251510NC3	13,316,951.71	-	13,316,951.71	13,093,212.80	(223,738.91)	13,093,212.80	3,319,842.40
25151AAA9	5,678,742.53	-	5,678,742.53	5,510,894.90	(167,847.63)	5,510,894.90	3,340,211.88
30251YAB4	8,679,088.82	-	8,679,088.82	8,561,752.38	(117,336.44)	8,561,752.38	6,544,203.63
318340AB2	715,302.51	-	715,302.51	655,084.75	(60,217.76)	655,084.75	446,529.20
32051DCK6	513,662.86	-	513,662.86	510,570.16	(3,092.70)	510,570.16	513,940.90
32056CAH2	16,767,750.62	-	16,767,750.62	16,353,102.24	(414,648.38)	16,353,102.24	14,579,877.39
36185NXT2	812,739.52	-	812,739.52	724,971.02	(87,768.50)	724,971.02	517,197.87
36228FWU6	694,852.71	-	694,852.71	749,918.41	55,065.70	749,918.41	791,443.30
362341XE4	21,136,351.60	-	21,136,351.60	20,955,566.63	(180,784.97)	20,955,566.63	19,996,964.12
36242DBJ1	3,170,252.21	-	3,170,252.21	3,172,205.57	1,953.36	3,172,205.57	3,239,843.01
36242DBZ5	221,127.41	-	221,127.41	220,508.65	(618.76)	220,508.65	384,723.37
36242DGA5	26,686.51	-	26,686.51	25,556.13	(1,130.38)	25,556.13	65,810.87
362480AD7	15,306,913.54	-	15,306,913.54	14,574,735.22	(732,178.32)	14,574,735.22	7,560,686.39
39538RAB5	11,224,577.04	-	11,224,577.04	11,122,756.39	(101,820.65)	11,122,756.39	6,722,573.82
39538RBB4	12,902,584.04	-	12,902,584.04	12,756,707.71	(145,876.33)	12,756,707.71	7,503,703.19
39538WFH6	10,533,879.56	-	10,533,879.56	10,524,374.24	(9,505.32)	10,524,374.24	5,655,248.05
40431KAA8	121,802.54	-	121,802.54	114,791.99	(7,010.55)	114,791.99	111,007.64
41161PA86	1,742,333.74	-	1,742,333.74	1,710,310.67	(32,023.07)	1,710,310.67	1,468,274.23
41161PFR9	1,245,597.66	-	1,245,597.66	1,220,998.45	(24,599.21)	1,220,998.45	910,061.29
41161PHC0	7,878,255.67	-	7,878,255.67	7,809,346.73	(68,908.94)	7,809,346.73	5,473,551.13
41161PHU0	7,500,110.99	-	7,500,110.99	7,320,065.85	(180,045.14)	7,320,065.85	5,172,272.42
41161PKH5	592,949.88	-	592,949.88	569,082.74	(23,867.14)	569,082.74	358,108.55
41161PL43	20,595,562.12	-	20,595,562.12	19,672,347.51	(923,214.61)	19,672,347.51	12,528,065.18
41161PLR2	12,836,963.57	-	12,836,963.57	12,695,687.26	(141,276.31)	12,695,687.26	7,998,693.58
41161PMG5	15,744,794.38	-	15,744,794.38	15,582,186.39	(162,607.99)	15,582,186.39	10,014,326.46
41161PQU0	13,504,506.01	-	13,504,506.01	13,332,870.43	(171,635.58)	13,332,870.43	8,314,454.20
41161PTN3	2,260,140.25	-	2,260,140.25	2,212,892.84	(47,247.41)	2,212,892.84	1,368,737.99
41161PTP8	680,197.69	-	680,197.69	598,977.79	(81,219.90)	598,977.79	457,820.41
41161PWB5	7,354,902.36	-	7,354,902.36	7,268,594.83	(86,307.53)	7,268,594.83	4,269,594.44
41161PXH1	776,649.84	-	776,649.84	766,983.13	(9,666.71)	766,983.13	482,256.96
43739EAP2	19,692,319.83	-	19,692,319.83	19,508,136.31	(184,183.52)	19,508,136.31	13,873,164.06
43739EBJ5	9,184,578.52	-	9,184,578.52	9,114,977.67	(69,600.85)	9,114,977.67	6,852,275.05
43739EBS5	9,143,774.50	-	9,143,774.50	9,082,906.22	(60,868.28)	9,082,906.22	7,705,855.81
45254NHV2	332,389.41	-	332,389.41	313,830.68	(18,558.73)	313,830.68	265,469.93
45254NJG3	1,377,791.28	-	1,377,791.28	1,354,996.46	(22,794.82)	1,354,996.46	1,129,754.73
45254NJP3	152,018.01	-	152,018.01	140,003.86	(12,014.15)	140,003.86	129,263.01
45254NJV0	995,748.62	-	995,748.62	988,034.44	(7,714.18)	988,034.44	756,422.83
45254NJX6	216,997.26	-	216,997.26	216,470.47	(526.79)	216,470.47	258,370.87
45254NKA4	288,007.59	-	288,007.59	283,824.85	(4,182.74)	283,824.85	397,161.74
45254NKD8	4,163,419.14	-	4,163,419.14	4,127,893.53	(35,525.61)	4,127,893.53	3,969,187.94
45254NKF3	5,292,740.94	-	5,292,740.94	5,242,219.68	(50,521.26)	5,242,219.68	3,773,830.28
45254NKX4	6,353,961.96	-	6,353,961.96	6,306,017.08	(47,944.88)	6,306,017.08	4,304,014.72
45254NNP8	13,266,078.73	-	13,266,078.73	13,152,113.39	(113,965.34)	13,152,113.39	9,503,832.30
45254NPA9	15,520,191.56	-	15,520,191.56	15,475,441.54	(44,750.02)	15,475,441.54	12,262,190.30
45254NPG6	996,338.48	-	996,338.48	905,927.98	(90,410.50)	905,927.98	793,927.97
45254NPU5	5,533,130.64	-	5,533,130.64	5,491,689.68	(41,440.96)	5,491,689.68	3,980,838.30
45254TMK7	56,050.75	-	56,050.75	37,555.51	(18,495.24)	37,555.51	53,697.02
45254TRX4	353,067.87	-	353,067.87	343,129.92	(9,937.95)	343,129.92	231,170.18
45254TSM7	4,367,917.64	-	4,367,917.64	4,328,472.29	(39,445.35)	4,328,472.29	2,567,817.37
45660LCN7	5,472,177.70	-	5,472,177.70	5,390,194.71	(81,982.99)	5,390,194.71	3,620,366.97
45660LKW8	25,766,539.07	-	25,766,539.07	25,517,687.60	(248,851.47)	25,517,687.60	16,653,183.47
45660LW96	3,742,859.43	-	3,742,859.43	3,616,865.10	(125,994.33)	3,616,865.10	1,821,127.78
45660LWD7	3,092,990.17	-	3,092,990.17	3,063,168.12	(29,822.05)	3,063,168.12	3,064,126.77
45660LY94	710,081.02	-	710,081.02	664,588.51	(45,492.51)	664,588.51	436,301.78
45660LYW3	4,338,757.38	-	4,338,757.38	4,137,427.14	(201,330.24)	4,137,427.14	2,358,974.34
45660N2J3	4,759,368.30	-	4,759,368.30	4,704,783.71	(54,584.59)	4,704,783.71	3,829,197.67
45660N5H4	5,740,656.83	-	5,740,656.83	5,660,656.62	(80,000.21)	5,660,656.62	3,872,076.18
45660NQ24	2,238,734.56	-	2,238,734.56	2,225,202.60	(13,531.96)	2,225,202.60	2,147,664.58
45660NRB3	873,931.14	-	873,931.14	733,712.66	(140,218.48)	733,712.66	557,496.77
45660NS30	2,399,798.33	-	2,399,798.33	2,342,587.50	(57,210.83)	2,342,587.50	1,564,347.79
45660NT88	81,305.41	-	81,305.41	79,756.60	(1,548.81)	79,756.60	59,909.07
45660NT96	2,428,975.11	-	2,428,975.11	2,394,834.90	(34,140.21)	2,394,834.90	2,121,465.65
456612AC4	17,568,383.14	-	17,568,383.14	17,378,177.11	(190,206.03)	17,378,177.11	9,481,062.69
45664BAE7	1,352.25	-	1,352.25	61.25	(1,291.00)	61.25	12,563.89
45667WAA6	4,792,234.28	-	4,792,234.28	4,754,531.33	(37,702.95)	4,754,531.33	3,691,509.88
466247UG6	2,713,861.54	-	2,713,861.54	2,600,556.10	(113,305.44)	2,600,556.10	2,415,145.39
466247XE8	6,758,424.68	-	6,758,424.68	6,634,885.67	(123,539.01)	6,634,885.67	4,638,042.23
46627MBQ9	12,706,165.18	-	12,706,165.18	12,614,172.88	(91,992.30)	12,614,172.88	8,982,476.80
46627MCS4	7,769,242.62	-	7,769,242.62	7,627,593.60	(141,649.02)	7,627,593.60	5,761,375.34
46629QAR7	108.28	-	108.28	21.19	(87.09)	21.19	3,762.27
52520MFT5	18,990.36	-	18,990.36	16,017.61	(2,972.75)	16,017.61	127,323.98
525221EN3	13,613,792.66	-	13,613,792.66	13,586,358.28	(27,434.38)	13,586,358.28	6,517,575.94
525221JA6	20,387.82	-	20,387.82	19,195.43	(1,192.39)	19,195.43	133,769.18
52524YAF0	12,812,995.87	-	12,812,995.87	12,472,987.24	(340,008.63)	12,472,987.24	7,314,315.40
550279AA1	4,989,982.47	-	4,989,982.47	4,931,695.78	(58,286.69)	4,931,695.78	3,370,346.43
55027BAA6	15,758,456.37	-	15,758,456.37	15,758,002.47	(453.90)	15,758,002.47	8,858,836.88
576433FP6	484,938.56	-	484,938.56	233,015.00	(251,923.56)	233,015.00	198,404.69
576433G42	9,235,387.92	-	9,235,387.92	9,132,279.58	(103,108.34)	9,132,279.58	5,528,038.04
576433GW0	756,607.16	-	756,607.16	756,626.07	18.91	756,626.07	569,739.39
576433H33	5,052,309.49	-	5,052,309.49	4,998,219.91	(54,089.58)	4,998,219.91	4,077,712.18
576433NH5	1,747,988.73	-	1,747,988.73	1,715,411.82	(32,576.91)	1,715,411.82	1,402,150.68
576433RB4	291,347.44	-	291,347.44	291,445.42	97.98	291,445.42	216,017.14
576433YN0	1,243,677.58	-	1,243,677.58	1,219,560.07	(24,117.51)	1,219,560.07	786,894.23
576438AA3	3,837,541.95	-	3,837,541.95	3,741,135.74	(96,406.21)	3,741,135.74	3,178,843.42
576444AA1	1,501.36	-	1,501.36	532.47	(968.89)	532.47	-
5899293W6	629,606.67	-	629,606.67	610,744.13	(18,862.54)	610,744.13	903,352.32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
589929E87	$1,076,462.57	$-	$1,076,462.57	$957,260.99	$(119,201.58)	$957,260.99	$812,066.15
589929P69	257,235.55	-	257,235.55	281,204.89	23,969.34	281,204.89	399,641.63
589929X29	5,242,391.81	-	5,242,391.81	5,145,423.76	(96,968.05)	5,145,423.76	3,534,393.46
59020UQ40	1,299,053.15	-	1,299,053.15	1,281,103.74	(17,949.41)	1,281,103.74	957,851.97
59020UTL9	659,152.21	-	659,152.21	290,313.25	(368,838.96)	290,313.25	556,662.95
59020UXN0	94,656.80	-	94,656.80	94,491.32	(165.48)	94,491.32	249,777.75
59024WAF4	370,606.61	-	370,606.61	239,976.03	(130,630.58)	239,976.03	32,558.89
61915RAZ9	5,233.73	-	5,233.73	3,499.48	(1,734.25)	3,499.48	2,995.16
61915RBB1	7,459,436.65	-	7,459,436.65	7,370,236.70	(89,199.95)	7,370,236.70	4,686,101.70
61915RBZ8	910,109.87	-	910,109.87	884,772.79	(25,337.08)	884,772.79	535,030.15
65535VSQ2	919.60	-	919.60	75.11	(844.49)	75.11	1,239.35
65537BAG5	18,623.82	-	18,623.82	17,461.96	(1,161.86)	17,461.96	68,104.61
65538DAA3	3,462,554.95	-	3,462,554.95	3,368,116.41	(94,438.54)	3,368,116.41	2,437,872.57
68383NCA9	25,614,186.91	-	25,614,186.91	25,401,151.38	(213,035.53)	25,401,151.38	18,328,435.72
68383NCU5	9,697,732.73	-	9,697,732.73	9,616,220.52	(81,512.21)	9,616,220.52	6,663,549.29
68383NDT7	9,435,478.24	-	9,435,478.24	9,327,338.77	(108,139.47)	9,327,338.77	5,357,974.25
68389FBW3	30,268.83	-	30,268.83	30,006.94	(261.89)	30,006.94	26,585.98
68402CAC8	690,402.51	-	690,402.51	650,151.19	(40,251.32)	650,151.19	576,733.55
74927WAM6	21,742.29	-	21,742.29	438.25	(21,304.04)	438.25	5,999.54
74927XAM4	10,961.59	-	10,961.59	4,965.82	(5,995.77)	4,965.82	93.76
76110GUG4	2,151,906.35	-	2,151,906.35	2,011,776.12	(140,130.23)	2,011,776.12	1,477,484.29
76110GV40	3,511,988.44	-	3,511,988.44	3,458,157.55	(53,830.89)	3,458,157.55	3,144,514.14
76110GVT5	2,608,281.37	-	2,608,281.37	2,544,862.98	(63,418.39)	2,544,862.98	2,171,794.50
76110GWG2	1,904,669.72	-	1,904,669.72	1,846,585.94	(58,083.78)	1,846,585.94	1,480,379.93
76110GZR5	2,830,733.67	-	2,830,733.67	2,727,172.57	(103,561.10)	2,727,172.57	2,619,340.44
76110H4M8	173,901.94	-	173,901.94	178,199.70	4,297.76	178,199.70	226,198.30
76110HKX6	1,815,623.06	-	1,815,623.06	1,815,565.60	(57.46)	1,815,565.60	4,375,134.46
76110HKY4	96,706.90	-	96,706.90	107,840.00	11,133.10	107,840.00	456,938.64
761118FM5	10,258,764.81	-	10,258,764.81	10,107,369.93	(151,394.88)	10,107,369.93	8,649,658.14
761118KU1	7,864,281.28	-	7,864,281.28	7,763,351.40	(100,929.88)	7,763,351.40	4,722,642.75
761118NN4	10,865,451.55	-	10,865,451.55	10,713,286.05	(152,165.50)	10,713,286.05	6,664,737.32
761118RJ9	512,042.11	-	512,042.11	500,603.65	(11,438.46)	500,603.65	289,932.97
761118RM2	22,478,465.29	-	22,478,465.29	22,126,529.15	(351,936.14)	22,126,529.15	12,932,212.80
79549AYA1	1,391,036.96	-	1,391,036.96	1,237,797.08	(153,239.88)	1,237,797.08	771,127.21
79549AYB9	103,695.13	-	103,695.13	76,467.80	(27,227.33)	76,467.80	96,547.72
81744FJH1	280,763.95	-	280,763.95	278,042.85	(2,721.10)	278,042.85	186,558.02
863579DV7	861,077.80	-	861,077.80	502,212.89	(358,864.91)	502,212.89	223,282.96
863579KG2	3,564,434.40	-	3,564,434.40	3,458,836.41	(105,597.99)	3,458,836.41	2,675,888.50
863579YR3	8,639,569.03	-	8,639,569.03	8,548,863.56	(90,705.47)	8,548,863.56	5,886,140.24
86358HRL5	32,228.03	-	32,228.03	-	(32,228.03)	-	28,814.20
86358R3Q8	1,431,054.34	-	1,431,054.34	1,403,225.73	(27,828.61)	1,403,225.73	898,259.61
86358RA49	985,023.73	-	985,023.73	638,664.85	(346,358.88)	638,664.85	989,895.09
86358RLG0	176,593.47	-	176,593.47	39,864.17	(136,729.30)	39,864.17	135,590.97
86358RM46	418,806.87	-	418,806.87	350,865.15	(67,941.72)	350,865.15	136,985.95
86358RUM7	109,155.89	-	109,155.89	93,865.83	(15,290.06)	93,865.83	79,356.52
86358RUQ8	141,196.42	-	141,196.42	139,671.99	(1,524.43)	139,671.99	85,808.64
86359A5E9	264,596.43	-	264,596.43	263,564.52	(1,031.91)	263,564.52	216,159.86
86359ACD3	656,126.25	-	656,126.25	507,121.72	(149,004.53)	507,121.72	551,710.52
86359ADN0	1,073,524.85	-	1,073,524.85	774,365.98	(299,158.87)	774,365.98	730,270.87
86359AEH2	141,366.63	-	141,366.63	41,550.70	(99,815.93)	41,550.70	31,541.10
86359AHD8	452,608.99	-	452,608.99	443,236.83	(9,372.16)	443,236.83	339,586.43
86359AKY8	(10,547.00)	-	(10,547.00)	5,660.13	16,207.13	5,660.13	46,426.05
86359ANH2	1,458,172.13	-	1,458,172.13	1,432,403.29	(25,768.84)	1,432,403.29	1,725,769.10
86359AVY6	224,533.64	-	224,533.64	231,803.87	7,270.23	231,803.87	293,709.37
86359AXX6	1,066,811.06	-	1,066,811.06	1,134,333.93	67,522.87	1,134,333.93	1,542,683.19
86359AZE6	492,100.17	-	492,100.17	491,564.45	(535.72)	491,564.45	627,247.04
86359BLB5	1,494,987.65	-	1,494,987.65	1,451,142.79	(43,844.86)	1,451,142.79	1,346,410.99
86359LSM2	1,680,803.11	-	1,680,803.11	1,664,068.93	(16,734.18)	1,664,068.93	1,050,640.78
86360JAA9	12,930,329.94	-	12,930,329.94	12,800,678.74	(129,651.20)	12,800,678.74	7,004,562.45
86360JAN1	4,713,165.48	-	4,713,165.48	4,014,642.52	(698,522.96)	4,014,642.52	2,573,367.08
86363DAA9	11,413,218.57	-	11,413,218.57	11,310,432.42	(102,786.15)	11,310,432.42	7,023,081.39
885220FS7	8,572,565.34	-	8,572,565.34	8,438,322.89	(134,242.45)	8,438,322.89	7,843,984.83
929093AA0	1,252,834.30	-	1,252,834.30	935,033.68	(317,800.62)	935,033.68	338,058.07
929227EN2	213,179.95	-	213,179.95	179,569.89	(33,610.06)	179,569.89	186,736.90
92922F3L0	53,334,252.88	-	53,334,252.88	51,423,138.33	(1,911,114.55)	51,423,138.33	51,115,436.62
92922F4M7	4,958,037.02	-	4,958,037.02	4,916,637.79	(41,399.23)	4,916,637.79	3,817,204.07
92922F5T1	8,484,809.52	-	8,484,809.52	8,411,301.43	(73,508.09)	8,411,301.43	6,360,568.93
92922F7A0	1,420,576.36	-	1,420,576.36	808,359.63	(612,216.73)	808,359.63	1,144,308.11
92922F7Q5	11,030,151.81	-	11,030,151.81	10,921,009.73	(109,142.08)	10,921,009.73	8,015,966.71
92922FB72	1,382,053.83	-	1,382,053.83	1,369,454.62	(12,599.21)	1,369,454.62	906,685.01
92922FG77	12,404,165.49	-	12,404,165.49	11,857,723.25	(546,442.24)	11,857,723.25	11,581,387.02
92922FQ76	232,385.69	-	232,385.69	232,416.43	30.74	232,416.43	283,408.59
92922FTJ7	1,524,747.41	-	1,524,747.41	1,465,394.68	(59,352.73)	1,465,394.68	1,163,810.77
92922FW61	1,157,312.43	-	1,157,312.43	894,487.71	(262,824.72)	894,487.71	902,785.82
92922FWU8	4,575,811.82	-	4,575,811.82	4,488,437.15	(87,374.67)	4,488,437.15	3,857,829.43
92922FZF8	9,673,825.63	-	9,673,825.63	9,580,940.89	(92,884.74)	9,580,940.89	7,449,739.94
92925CBB7	4,956,363.66	-	4,956,363.66	4,911,005.27	(45,358.39)	4,911,005.27	3,398,387.13
939336PT4	14,209.95	-	14,209.95	16,868.38	2,658.43	16,868.38	112,136.25
939336U35	1,637,266.69	-	1,637,266.69	1,635,985.00	(1,281.69)	1,635,985.00	1,882,267.13
939336X65	12,911,420.23	-	12,911,420.23	12,785,497.61	(125,922.62)	12,785,497.61	10,330,075.25
939336Z48	4,607,693.45	-	4,607,693.45	4,598,787.92	(8,905.53)	4,598,787.92	4,206,622.82
93934FHC9	10,118,393.98	-	10,118,393.98	9,981,069.16	(137,324.82)	9,981,069.16	5,938,722.60
93934FJQ6	18,919,093.45	-	18,919,093.45	18,636,019.20	(283,074.25)	18,636,019.20	11,053,573.31
94981VAX5	1,102,785.13	-	1,102,785.13	1,100,448.27	(2,336.86)	1,100,448.27	1,126,312.93
94983CAJ6	19,370,475.51	-	19,370,475.51	19,266,207.62	(104,267.89)	19,266,207.62	19,366,567.05
94983TAE0	11,848,927.60	-	11,848,927.60	11,491,471.25	(357,456.35)	11,491,471.25	11,104,839.58
94983YAQ2	4,828,398.16	-	4,828,398.16	4,713,842.64	(114,555.52)	4,713,842.64	4,387,123.87
94985JAG5	18,581,530.31	-	18,581,530.31	18,550,313.82	(31,216.49)	18,550,313.82	16,633,773.80
Totals	$1,362,887,892.31	$-	$1,362,887,892.31	$1,335,628,211.52	$(27,259,680.79)	$1,335,628,211.52	$975,241,505.93

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table lists impairments for loan-backed and structured securities for the three months ended March 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$2,453,688.48	$-	$2,453,688.48	$534,425.13	$(1,919,263.35)	$534,425.13	$349,508.39
007036FY7	24,525.31	-	24,525.31	16,981.28	(7,544.03)	16,981.28	16,756.74
007036GB6	452,415.25	-	452,415.25	302,370.50	(150,044.75)	302,370.50	325,127.38
02639MAK2	18,335,555.90	-	18,335,555.90	17,087,910.65	(1,247,645.25)	17,087,910.65	14,669,129.10
02660TBF9	1,933,645.37	-	1,933,645.37	610,617.59	(1,323,027.78)	610,617.59	1,427,102.41
02660TGN7	9,518,822.57	-	9,518,822.57	9,515,580.70	(3,241.87)	9,515,580.70	5,931,888.65
02660WAC0	19,504,543.37	-	19,504,543.37	19,015,978.26	(488,565.11)	19,015,978.26	11,965,232.87
02660XAD6	14,546,896.60	-	14,546,896.60	14,122,596.11	(424,300.49)	14,122,596.11	9,346,561.00
040104QN4	4,868,078.45	-	4,868,078.45	4,749,280.59	(118,797.86)	4,749,280.59	4,159,964.26
05946XYP2	1,263,430.72	-	1,263,430.72	1,241,498.36	(21,932.36)	1,241,498.36	740,046.66
05948JAA0	377,018.03	-	377,018.03	371,560.85	(5,457.18)	371,560.85	285,985.91
05949AHG8	5,864,012.59	-	5,864,012.59	5,792,053.62	(71,958.97)	5,792,053.62	5,548,665.42
05949ALH1	2,788,640.95	-	2,788,640.95	2,767,067.21	(21,573.74)	2,767,067.21	2,708,085.34
05949AZG8	2,250,828.83	-	2,250,828.83	2,139,506.99	(111,321.84)	2,139,506.99	2,104,144.70
05950DAA8	12,137,989.08	-	12,137,989.08	11,873,752.53	(264,236.55)	11,873,752.53	9,716,423.19
05950HAA9	24,333,569.53	-	24,333,569.53	24,069,760.37	(263,809.16)	24,069,760.37	22,103,331.00
06050HKX5	726,208.27	-	726,208.27	638,679.73	(87,528.54)	638,679.73	355,148.77
06050HKY3	291,082.57	-	291,082.57	11,643.40	(279,439.17)	11,643.40	92,176.41
06652DAA7	7,594,959.54	-	7,594,959.54	7,271,154.06	(323,805.48)	7,271,154.06	4,475,435.31
07384MS60	2,967,228.97	-	2,967,228.97	2,953,642.19	(13,586.78)	2,953,642.19	2,753,314.06
07384MSP8	652,279.17	-	652,279.17	249,054.64	(403,224.53)	249,054.64	458,090.20
07384YPP5	3,540,444.57	-	3,540,444.57	1,602,667.70	(1,937,776.87)	1,602,667.70	1,002,156.71
073854AB7	15,781,621.86	-	15,781,621.86	13,982,208.45	(1,799,413.41)	13,982,208.45	9,659,937.28
07386HCM1	1,057,528.53	-	1,057,528.53	420,552.03	(636,976.50)	420,552.03	707,317.87
07386HMB4	2,544,819.91	-	2,544,819.91	2,399,703.53	(145,116.38)	2,399,703.53	2,223,400.41
07386HSP7	6,373,744.64	-	6,373,744.64	6,231,520.21	(142,224.43)	6,231,520.21	4,264,113.53
073879QF8	1,052,690.23	-	1,052,690.23	810,912.07	(241,778.16)	810,912.07	616,584.28
073879Z92	11,621,639.60	-	11,621,639.60	9,616,279.93	(2,005,359.67)	9,616,279.93	4,585,041.57
07820QAY1	17,270,978.53	-	17,270,978.53	16,334,265.50	(936,713.03)	16,334,265.50	12,391,361.40
078446AB7	158,000.00	-	158,000.00	135,000.00	(23,000.00)	135,000.00	135,000.00
12479DAC2	14,814,472.13	-	14,814,472.13	10,481,540.76	(4,332,931.37)	10,481,540.76	12,623,166.27
12629EAK1	3,305.17	-	3,305.17	1,855.03	(1,450.14)	1,855.03	16,321.24
12638PAL3	85.45	-	85.45	55.07	(30.38)	55.07	245.24
12667FUL7	765,016.22	-	765,016.22	374,418.18	(390,598.04)	374,418.18	282,015.42
12667GCB7	1,247,773.59	-	1,247,773.59	1,244,766.76	(3,006.83)	1,244,766.76	1,006,637.33
12667GME0	17,856,951.29	-	17,856,951.29	17,358,021.50	(498,929.79)	17,358,021.50	10,010,579.82
12667GR62	11,553,888.87	-	11,553,888.87	11,077,060.04	(476,828.83)	11,077,060.04	7,783,552.02
12667GRW5	752,425.95	-	752,425.95	638,937.01	(113,488.94)	638,937.01	393,389.01
12667GS20	14,984,870.18	-	14,984,870.18	14,603,479.12	(381,391.06)	14,603,479.12	8,473,996.90
12667GWF6	9,314,884.23	-	9,314,884.23	8,899,557.04	(415,327.19)	8,899,557.04	4,449,607.75
12667GYX5	1,178,006.28	-	1,178,006.28	1,148,664.89	(29,341.39)	1,148,664.89	1,172,667.48
12668A3V5	5,302.70	-	5,302.70	3,250.28	(2,052.42)	3,250.28	31,126.84
12668ACG8	4,562,252.57	-	4,562,252.57	4,428,668.32	(133,584.25)	4,428,668.32	3,839,846.65
12668ACY9	930,532.21	-	930,532.21	918,663.59	(11,868.62)	918,663.59	725,290.39
12668ACZ6	3,972,862.43	-	3,972,862.43	3,957,478.64	(15,383.79)	3,957,478.64	2,521,691.24
12668AEV3	12,945,842.36	-	12,945,842.36	12,690,145.00	(255,697.36)	12,690,145.00	7,663,002.82
12668AGW9	3,165,426.49	-	3,165,426.49	3,150,569.66	(14,856.83)	3,150,569.66	2,826,591.59
12668AVP7	8,140,249.88	-	8,140,249.88	8,083,319.57	(56,930.31)	8,083,319.57	5,455,786.21
12668BDR1	7,725.61	-	7,725.61	6,239.02	(1,486.59)	6,239.02	53,236.48
126694F86	1,138.45	-	1,138.45	142.31	(996.14)	142.31	13,742.52
126694P36	769.13	-	769.13	744.38	(24.75)	744.38	11,289.62
126694YM4	3,648,371.76	-	3,648,371.76	3,622,223.00	(26,148.76)	3,622,223.00	2,047,117.51
126694YW2	2,948.00	-	2,948.00	2,380.73	(567.27)	2,380.73	264,800.08
126694ZD3	1,177.20	-	1,177.20	993.39	(183.81)	993.39	5,467.70
12669D3C0	486,730.56	-	486,730.56	454,969.05	(31,761.51)	454,969.05	262,534.26
12669EH33	242,081.18	-	242,081.18	241,168.56	(912.62)	241,168.56	235,448.53
12669FKR3	283,550.79	-	283,550.79	282,929.33	(621.46)	282,929.33	313,015.97
12669FW82	1,232,827.80	-	1,232,827.80	1,184,490.41	(48,337.39)	1,184,490.41	843,944.08
12669FXR9	617,953.10	-	617,953.10	581,117.30	(36,835.80)	581,117.30	452,538.83
12669GKH3	14,121,110.26	-	14,121,110.26	13,692,829.24	(428,281.02)	13,692,829.24	9,975,042.83
12669GMS7	286,281.76	-	286,281.76	276,320.63	(9,961.13)	276,320.63	175,183.45
12669GRM5	3,213,471.26	-	3,213,471.26	3,139,096.50	(74,374.76)	3,139,096.50	1,864,520.48
12669GRQ6	8,410,831.51	-	8,410,831.51	8,182,866.55	(227,964.96)	8,182,866.55	5,310,114.19
12669GTV3	413,035.72	-	413,035.72	405,784.70	(7,251.02)	405,784.70	243,793.15
12669GUR0	4,029,454.29	-	4,029,454.29	3,965,969.97	(63,484.32)	3,965,969.97	2,400,594.43
161551FD3	1,657,936.70	-	1,657,936.70	1,648,866.19	(9,070.51)	1,648,866.19	1,415,497.04
17307G3D8	1,915,753.19	-	1,915,753.19	461,733.62	(1,454,019.57)	461,733.62	611,605.45
17307GH76	371,250.73	-	371,250.73	186,799.35	(184,451.38)	186,799.35	267,832.05
17307GMQ8	6,168,397.65	-	6,168,397.65	6,063,224.90	(105,172.75)	6,063,224.90	6,045,450.00
17309MAF0	38,073.65	-	38,073.65	23,798.74	(14,274.91)	23,798.74	56,073.51
17309QAM6	3,000.00	-	3,000.00	2,231.78	(768.22)	2,231.78	7,518.00
17309RAM4	3,211.91	-	3,211.91	2,006.63	(1,205.28)	2,006.63	31,031.70
17309SAM2	1,221.18	-	1,221.18	913.99	(307.19)	913.99	1,923.72
17309YAK3	265.61	-	265.61	187.26	(78.35)	187.26	1,701.14
17310UAE2	3,101.60	-	3,101.60	2,218.10	(883.50)	2,218.10	38,559.49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22540V3F7	$2,275,694.27	$-	$2,275,694.27	$698,301.03	$(1,577,393.24)	$698,301.03	$1,301,934.10
22540V5D0	77,142.36	-	77,142.36	21,137.83	(56,004.53)	21,137.83	73,827.51
22540VFZ0	1,681,559.50	-	1,681,559.50	1,604,721.05	(76,838.45)	1,604,721.05	1,436,228.70
22540VG71	165,343.82	-	165,343.82	162,283.63	(3,060.19)	162,283.63	148,378.53
22540VGA4	1,738,277.77	-	1,738,277.77	1,186,868.24	(551,409.53)	1,186,868.24	999,172.82
22540VQ70	1,122,283.72	-	1,122,283.72	1,010,057.39	(112,226.33)	1,010,057.39	653,088.97
22541NFL8	4,821,216.43	-	4,821,216.43	4,351,713.78	(469,502.65)	4,351,713.78	4,476,331.65
22541NMA4	1,398,837.57	-	1,398,837.57	1,330,802.93	(68,034.64)	1,330,802.93	1,058,995.73
22541NMB2	391,647.47	-	391,647.47	245,148.15	(146,499.32)	245,148.15	196,792.35
22541NTH2	114,360.35	-	114,360.35	19,467.53	(94,892.82)	19,467.53	65,910.45
22541NUB3	2,751,670.42	-	2,751,670.42	1,142,047.70	(1,609,622.72)	1,142,047.70	1,560,501.67
22541Q4M1	946,992.48	-	946,992.48	196,498.73	(750,493.75)	196,498.73	615,985.53
22541QA44	1,102,838.83	-	1,102,838.83	838,439.53	(264,399.30)	838,439.53	648,230.30
22541QDA7	893,231.21	-	893,231.21	400,784.87	(492,446.34)	400,784.87	542,856.12
22541QFK3	361,287.41	-	361,287.41	140,035.09	(221,252.32)	140,035.09	225,090.49
22541QQR6	1,031,789.48	-	1,031,789.48	389,761.48	(642,028.00)	389,761.48	349,545.67
22541SFL7	613.42	-	613.42	40.85	(572.57)	40.85	282.11
22541SJV1	3,709,003.03	-	3,709,003.03	1,069,449.76	(2,639,553.27)	1,069,449.76	1,089,416.14
22541SXR4	1,752,619.87	-	1,752,619.87	1,572,097.61	(180,522.26)	1,572,097.61	819,437.21
225458UJ5	7,110,466.01	-	7,110,466.01	7,074,122.95	(36,343.06)	7,074,122.95	6,641,529.32
225470R88	677,276.99	-	677,276.99	-	(677,276.99)	-	-
2254W0NK7	1,173,818.08	-	1,173,818.08	760,226.30	(413,591.78)	760,226.30	750,308.00
22943HAD8	11,922,928.16	-	11,922,928.16	11,833,184.00	(89,744.16)	11,833,184.00	6,567,975.00
23245QAA7	2,491,649.89	-	2,491,649.89	2,454,217.55	(37,432.34)	2,454,217.55	1,605,827.56
23332UAC8	5,477,058.53	-	5,477,058.53	5,076,677.70	(400,380.83)	5,076,677.70	4,133,497.96
23332UAR5	9,942,332.80	-	9,942,332.80	9,142,826.69	(799,506.11)	9,142,826.69	6,488,431.57
23332UAS3	176,471.15	-	176,471.15	131,790.31	(44,680.84)	131,790.31	79,869.39
23332UBG8	6,917,454.70	-	6,917,454.70	6,723,925.69	(193,529.01)	6,723,925.69	4,422,271.03
23332UBV5	6,463,303.41	-	6,463,303.41	6,155,042.41	(308,261.00)	6,155,042.41	3,652,777.34
23332UBW3	466,359.66	-	466,359.66	365,786.21	(100,573.45)	365,786.21	249,078.55
23332UCM4	620,141.55	-	620,141.55	596,863.72	(23,277.83)	596,863.72	393,036.85
23332UDU5	20,873,214.78	-	20,873,214.78	20,535,208.92	(338,005.86)	20,535,208.92	12,802,892.92
251510EH2	31,386,373.97	-	31,386,373.97	29,776,920.83	(1,609,453.14)	29,776,920.83	23,554,371.60
251510FB4	7,006,196.35	-	7,006,196.35	6,932,571.07	(73,625.28)	6,932,571.07	5,597,637.24
251510NB5	5,194,850.34	-	5,194,850.34	5,126,868.69	(67,981.65)	5,126,868.69	4,170,830.93
251510NC3	14,323,115.79	-	14,323,115.79	13,322,014.84	(1,001,100.95)	13,322,014.84	3,492,455.94
26441EAC5	251,750.00	-	251,750.00	198,750.00	(53,000.00)	198,750.00	225,000.00
30251YAB4	8,734,778.32	-	8,734,778.32	8,733,046.45	(1,731.87)	8,733,046.45	6,591,850.01
318340AB2	718,001.87	-	718,001.87	715,352.80	(2,649.07)	715,352.80	499,575.78
32051GZS7	6,893,588.46	-	6,893,588.46	6,639,958.44	(253,630.02)	6,639,958.44	6,128,064.02
32056CAH2	17,234,064.17	-	17,234,064.17	16,715,349.63	(518,714.54)	16,715,349.63	13,812,531.77
35952Z007	5,923,357.50	-	5,923,357.50	6,153,734.58	230,377.08	6,153,734.58	2,614,467.35
35952Z023	4,511,207.33	-	4,511,207.33	4,731,293.75	220,086.42	4,731,293.75	2,017,445.52
35952Z031	4,688,529.85	-	4,688,529.85	4,851,154.60	162,624.75	4,851,154.60	1,984,276.13
35952Z049	4,383,058.82	-	4,383,058.82	4,393,146.88	10,088.06	4,393,146.88	1,675,385.40
35952Z056	4,285,422.23	-	4,285,422.23	4,269,538.30	(15,883.93)	4,269,538.30	1,598,247.30
35952Z064	4,622,032.21	-	4,622,032.21	4,584,118.38	(37,913.83)	4,584,118.38	1,691,625.00
35952ZA06	12,498,712.41	-	12,498,712.41	12,575,211.46	76,499.05	12,575,211.46	4,485,745.61
35952ZA14	581,463.26	-	581,463.26	587,470.60	6,007.34	587,470.60	201,154.51
35952ZA22	891,667.03	-	891,667.03	893,126.09	1,459.06	893,126.09	311,226.52
36228F5R3	1,784,822.54	-	1,784,822.54	1,778,747.31	(6,075.23)	1,778,747.31	1,458,742.78
36228FWU6	1,556,604.65	-	1,556,604.65	823,352.71	(733,251.94)	823,352.71	812,440.43
362341XE4	22,425,896.22	-	22,425,896.22	22,368,539.44	(57,356.78)	22,368,539.44	21,086,283.99
36242D3Z4	36,379.87	-	36,379.87	15,591.36	(20,788.51)	15,591.36	37,656.00
36242DBJ1	3,438,269.83	-	3,438,269.83	3,420,420.30	(17,849.53)	3,420,420.30	3,500,314.50
36242DBZ5	429,175.02	-	429,175.02	225,117.23	(204,057.79)	225,117.23	295,550.48
36242DGA5	69,435.41	-	69,435.41	26,274.41	(43,161.00)	26,274.41	58,577.90
39538RAB5	11,623,755.02	-	11,623,755.02	11,432,435.14	(191,319.88)	11,432,435.14	7,057,154.77
39538RBB4	13,378,059.89	-	13,378,059.89	13,024,188.11	(353,871.78)	13,024,188.11	7,609,786.63
40430HCQ9	2,200.00	-	2,200.00	2,100.64	(99.36)	2,100.64	10,717.00
40431KAA8	149,189.31	-	149,189.31	142,514.17	(6,675.14)	142,514.17	133,381.48
40431RAN5	1,710.12	-	1,710.12	1,258.01	(452.11)	1,258.01	16,720.13
41161PA86	1,861,912.82	-	1,861,912.82	1,793,823.19	(68,089.63)	1,793,823.19	1,456,655.50
41161PHC0	8,480,233.29	-	8,480,233.29	8,047,261.87	(432,971.42)	8,047,261.87	5,713,154.60
41161PHU0	8,069,968.77	-	8,069,968.77	7,684,462.58	(385,506.19)	7,684,462.58	5,347,306.39
41161PKH5	658,084.51	-	658,084.51	606,795.26	(51,289.25)	606,795.26	372,600.09
41161PL43	20,523,288.84	-	20,523,288.84	20,419,930.24	(103,358.60)	20,419,930.24	12,781,885.31
41161PLR2	13,321,773.78	-	13,321,773.78	12,987,652.51	(334,121.27)	12,987,652.51	8,321,877.67
41161PMG5	16,048,389.29	-	16,048,389.29	15,731,418.89	(316,970.40)	15,731,418.89	9,998,660.91
41161PQU0	13,826,326.41	-	13,826,326.41	13,555,850.58	(270,475.83)	13,555,850.58	8,626,403.84
41161PSC8	14,528.64	-	14,528.64	14,033.60	(495.04)	14,033.60	124,376.82
41161PTN3	2,302,587.27	-	2,302,587.27	2,267,897.68	(34,689.59)	2,267,897.68	1,459,874.85
41161PTP8	743,972.74	-	743,972.74	667,587.10	(76,385.64)	667,587.10	462,175.37
41161PWB5	7,452,210.68	-	7,452,210.68	7,343,571.23	(108,639.45)	7,343,571.23	4,400,431.53
41161PXH1	832,815.67	-	832,815.67	806,920.48	(25,895.19)	806,920.48	523,731.19
43739EAP2	20,692,394.62	-	20,692,394.62	20,035,045.20	(657,349.42)	20,035,045.20	14,146,968.62
43739EBJ5	9,470,912.02	-	9,470,912.02	9,396,575.94	(74,336.08)	9,396,575.94	7,270,684.58
43739EBS5	9,390,295.34	-	9,390,295.34	9,389,284.23	(1,011.11)	9,389,284.23	7,607,314.18
45254NHV2	341,137.23	-	341,137.23	339,614.90	(1,522.33)	339,614.90	116,101.73
45254NJG3	1,424,847.27	-	1,424,847.27	1,419,982.71	(4,864.56)	1,419,982.71	999,106.62
45254NJV0	1,051,000.26	-	1,051,000.26	1,018,268.36	(32,731.90)	1,018,268.36	739,380.20
45254NJX6	231,656.42	-	231,656.42	225,351.66	(6,304.76)	225,351.66	226,639.33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NKA4	$331,844.54	$-	$331,844.54	$318,869.14	$(12,975.40)	$318,869.14	$283,301.03
45254NKD8	4,272,196.68	-	4,272,196.68	4,241,554.76	(30,641.92)	4,241,554.76	4,079,501.13
45254NKF3	5,411,268.71	-	5,411,268.71	5,375,358.55	(35,910.16)	5,375,358.55	3,907,449.03
45254NKX4	6,445,811.39	-	6,445,811.39	6,424,443.63	(21,367.76)	6,424,443.63	4,379,416.71
45254NNP8	14,083,007.01	-	14,083,007.01	13,666,815.37	(416,191.64)	13,666,815.37	9,121,771.55
45254NPA9	15,940,578.75	-	15,940,578.75	15,933,131.06	(7,447.69)	15,933,131.06	12,708,722.73
45254NPG6	1,175,882.71	-	1,175,882.71	1,157,848.67	(18,034.04)	1,157,848.67	738,933.65
45254NPU5	5,653,762.95	-	5,653,762.95	5,641,300.15	(12,462.80)	5,641,300.15	3,776,426.59
45254TMK7	130,530.47	-	130,530.47	62,513.91	(68,016.56)	62,513.91	54,380.80
45254TRX4	357,025.60	-	357,025.60	356,784.07	(241.53)	356,784.07	245,781.75
45254TSM7	4,512,352.74	-	4,512,352.74	4,462,272.27	(50,080.47)	4,462,272.27	2,348,642.95
45660LCN7	6,176,052.77	-	6,176,052.77	5,616,319.65	(559,733.12)	5,616,319.65	3,703,076.80
45660LKW8	26,921,535.01	-	26,921,535.01	26,267,530.99	(654,004.02)	26,267,530.99	15,970,287.96
45660LNB1	317,976.95	-	317,976.95	190,647.02	(127,329.93)	190,647.02	231,828.20
45660LW96	3,873,134.29	-	3,873,134.29	3,780,548.16	(92,586.13)	3,780,548.16	2,275,316.34
45660LWD7	3,519,060.59	-	3,519,060.59	3,203,246.84	(315,813.75)	3,203,246.84	3,190,219.08
45660LYW3	4,523,469.44	-	4,523,469.44	4,414,090.05	(109,379.39)	4,414,090.05	2,583,596.05
45660N2J3	5,481,285.28	-	5,481,285.28	4,983,344.33	(497,940.95)	4,983,344.33	4,233,633.23
45660N2Y0	1,851,786.83	-	1,851,786.83	1,737,903.11	(113,883.72)	1,737,903.11	1,309,299.43
45660N3S2	5,620,388.09	-	5,620,388.09	5,556,993.78	(63,394.31)	5,556,993.78	3,925,153.28
45660N5H4	6,500,812.68	-	6,500,812.68	5,938,529.30	(562,283.38)	5,938,529.30	4,306,102.61
45660NKM6	3,259,208.05	-	3,259,208.05	2,423,843.32	(835,364.73)	2,423,843.32	2,151,896.13
45660NRB3	943,200.26	-	943,200.26	898,173.23	(45,027.03)	898,173.23	552,152.31
45660NS30	2,728,972.76	-	2,728,972.76	2,537,015.63	(191,957.13)	2,537,015.63	2,079,122.13
45660NT88	98,741.40	-	98,741.40	82,300.74	(16,440.66)	82,300.74	56,178.65
45660NT96	2,966,466.70	-	2,966,466.70	2,475,717.93	(490,748.77)	2,475,717.93	2,182,358.43
45660NZY4	826,721.67	-	826,721.67	687,642.66	(139,079.01)	687,642.66	516,762.10
456612AC4	18,542,321.13	-	18,542,321.13	18,024,907.82	(517,413.31)	18,024,907.82	10,088,170.91
45664BAE7	13,458.26	-	13,458.26	4,435.04	(9,023.22)	4,435.04	41,190.31
45667WAA6	5,049,794.60	-	5,049,794.60	5,021,704.07	(28,090.53)	5,021,704.07	3,803,838.41
466247UG6	2,981,863.38	-	2,981,863.38	2,882,213.62	(99,649.76)	2,882,213.62	2,593,603.01
466247XE8	7,074,433.96	-	7,074,433.96	6,920,733.77	(153,700.19)	6,920,733.77	4,953,603.90
46627MBQ9	13,368,456.37	-	13,368,456.37	13,182,036.89	(186,419.48)	13,182,036.89	9,580,139.68
46627MCS4	8,472,873.62	-	8,472,873.62	8,133,786.63	(339,086.99)	8,133,786.63	6,414,399.53
46629NAC7	144,599.24	-	144,599.24	77,491.69	(67,107.55)	77,491.69	56,704.87
46629QAR7	2,842.18	-	2,842.18	764.50	(2,077.68)	764.50	26,563.93
52520MFT5	38,001.03	-	38,001.03	37,095.72	(905.31)	37,095.72	205,939.54
525221CD7	515,379.55	-	515,379.55	289,031.50	(226,348.05)	289,031.50	80,934.70
52524YAF0	13,024,286.55	-	13,024,286.55	13,020,306.86	(3,979.69)	13,020,306.86	7,273,658.02
550279AA1	5,306,767.28	-	5,306,767.28	5,254,113.84	(52,653.44)	5,254,113.84	3,648,868.38
576429AL8	6,301.40	-	6,301.40	5,234.12	(1,067.28)	5,234.12	33,682.30
576433FP6	716,739.85	-	716,739.85	486,587.08	(230,152.77)	486,587.08	212,634.61
576433G42	9,591,132.34	-	9,591,132.34	9,403,432.27	(187,700.07)	9,403,432.27	5,740,942.78
576433GW0	1,554,838.72	-	1,554,838.72	774,679.26	(780,159.46)	774,679.26	572,154.49
576433H33	5,213,449.39	-	5,213,449.39	5,195,623.86	(17,825.53)	5,195,623.86	4,128,411.32
576433NH5	3,600,549.02	-	3,600,549.02	1,903,270.80	(1,697,278.22)	1,903,270.80	2,129,474.94
576433RB4	421,472.25	-	421,472.25	302,879.08	(118,593.17)	302,879.08	215,175.63
576433RU2	2,312,081.73	-	2,312,081.73	1,593,962.25	(718,119.48)	1,593,962.25	885,300.00
576433SE7	1,861,655.69	-	1,861,655.69	1,543,097.40	(318,558.29)	1,543,097.40	438,060.00
576433YN0	1,262,205.21	-	1,262,205.21	1,251,445.49	(10,759.72)	1,251,445.49	805,332.60
576438AA3	3,925,515.20	-	3,925,515.20	3,902,606.39	(22,908.81)	3,902,606.39	3,286,650.99
5899292N7	1,522,447.66	-	1,522,447.66	1,503,401.34	(19,046.32)	1,503,401.34	1,455,741.23
5899293W6	1,784,380.45	-	1,784,380.45	617,292.39	(1,167,088.06)	617,292.39	949,360.02
589929E87	1,242,613.94	-	1,242,613.94	1,094,053.32	(148,560.62)	1,094,053.32	809,262.50
589929P69	433,674.00	-	433,674.00	352,359.20	(81,314.80)	352,359.20	425,853.21
59020UNZ4	1,736,038.67	-	1,736,038.67	1,723,668.92	(12,369.75)	1,723,668.92	1,724,516.49
59020UQ40	1,352,319.19	-	1,352,319.19	1,333,846.58	(18,472.61)	1,333,846.58	871,546.92
59020UQ57	3,592,488.79	-	3,592,488.79	3,408,400.05	(184,088.74)	3,408,400.05	1,938,560.00
59020UTL9	1,060,471.51	-	1,060,471.51	658,719.06	(401,752.45)	658,719.06	573,387.99
59020UXN0	289,340.55	-	289,340.55	126,115.57	(163,224.98)	126,115.57	254,370.00
61748HAQ4	5,573,135.65	-	5,573,135.65	5,562,456.05	(10,679.60)	5,562,456.05	4,924,270.14
61753VAG7	960.00	-	960.00	848.91	(111.09)	848.91	2,949.59
61913PAA0	13,098,828.03	-	13,098,828.03	12,912,275.51	(186,552.52)	12,912,275.51	11,854,655.64
61915RAZ9	48,759.04	-	48,759.04	37,045.05	(11,713.99)	37,045.05	22,629.77
61915RBB1	7,685,200.98	-	7,685,200.98	7,558,357.46	(126,843.52)	7,558,357.46	4,904,245.07
65535VSQ2	4,518.45	-	4,518.45	2,304.97	(2,213.48)	2,304.97	11,382.53
65537BAG5	22,246.12	-	22,246.12	21,490.86	(755.26)	21,490.86	103,211.15
669884AF5	8,312.44	-	8,312.44	7,437.24	(875.20)	7,437.24	21,019.50
68383NCA9	26,151,132.42	-	26,151,132.42	26,085,936.31	(65,196.11)	26,085,936.31	18,722,090.34
68383NCD3	2,889,050.10	-	2,889,050.10	2,849,200.43	(39,849.67)	2,849,200.43	1,217,631.00
68383NCU5	10,531,155.88	-	10,531,155.88	9,957,837.67	(573,318.21)	9,957,837.67	7,136,628.79
68383NDT7	9,550,897.44	-	9,550,897.44	9,525,644.58	(25,252.86)	9,525,644.58	5,275,114.07
68389FBW3	31,717.29	-	31,717.29	30,640.63	(1,076.66)	30,640.63	26,629.59
68402CAC8	750,875.46	-	750,875.46	718,864.26	(32,011.20)	718,864.26	653,561.78
74927XAM4	136,826.02	-	136,826.02	64,143.68	(72,682.34)	64,143.68	245,182.35
76110H4M8	256,753.13	-	256,753.13	210,142.48	(46,610.65)	210,142.48	242,456.12
76110H5C9	302,454.33	-	302,454.33	204,912.70	(97,541.63)	204,912.70	224,082.66
76110HKX6	6,068,563.83	-	6,068,563.83	1,941,095.71	(4,127,468.12)	1,941,095.71	4,327,769.07
76110HKY4	480,547.48	-	480,547.48	138,009.92	(342,537.56)	138,009.92	465,514.66

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110W4J2	$4,260.41	$-	$4,260.41	$4,211.63	$(48.78)	$4,211.63	$19,925.20
761118FM5	10,791,534.20	-	10,791,534.20	10,527,879.12	(263,655.08)	10,527,879.12	7,898,244.78
761118KU1	8,313,017.07	-	8,313,017.07	8,048,351.68	(264,665.39)	8,048,351.68	4,983,812.76
761118NN4	11,285,348.26	-	11,285,348.26	10,982,282.46	(303,065.80)	10,982,282.46	6,908,850.47
761118RJ9	551,317.20	-	551,317.20	522,283.81	(29,033.39)	522,283.81	290,388.31
761118RM2	23,852,735.80	-	23,852,735.80	22,619,711.71	(1,233,024.09)	22,619,711.71	13,131,342.93
76112BN55	9,452.31	-	9,452.31	8,493.47	(958.84)	8,493.47	16,316.20
79549AYA1	1,661,474.21	-	1,661,474.21	1,430,138.58	(231,335.63)	1,430,138.58	776,829.25
79549AYB9	180,937.10	-	180,937.10	111,626.96	(69,310.14)	111,626.96	96,885.98
81744FDK0	2,290,812.89	-	2,290,812.89	2,269,364.54	(21,448.35)	2,269,364.54	2,049,193.36
84752CAE7	1,727,986.23	-	1,727,986.23	1,653,665.61	(74,320.62)	1,653,665.61	770,148.18
863579KG2	3,863,876.32	-	3,863,876.32	3,795,231.53	(68,644.79)	3,795,231.53	2,581,451.16
863579YR3	9,253,862.38	-	9,253,862.38	8,966,225.84	(287,636.54)	8,966,225.84	6,337,919.78
86358HQW2	18,647.07	-	18,647.07	11,537.27	(7,109.80)	11,537.27	170,667.90
86358RLG0	420,315.74	-	420,315.74	235,746.42	(184,569.32)	235,746.42	262,713.28
86358RSJ7	70,965.43	-	70,965.43	2,839.73	(68,125.70)	2,839.73	22,217.30
86358RUM7	141,829.45	-	141,829.45	109,529.72	(32,299.73)	109,529.72	80,998.92
86358RZC4	249,395.06	-	249,395.06	44,686.59	(204,708.47)	44,686.59	148,614.08
86359A5E9	378,734.74	-	378,734.74	269,582.81	(109,151.93)	269,582.81	214,794.57
86359ADN0	1,103,130.42	-	1,103,130.42	1,072,622.59	(30,507.83)	1,072,622.59	353,240.00
86359AHD8	481,419.23	-	481,419.23	449,620.06	(31,799.17)	449,620.06	352,322.46
86359AKY8	52,679.87	-	52,679.87	17,941.14	(34,738.73)	17,941.14	45,457.03
86359ANH2	1,527,343.89	-	1,527,343.89	1,488,638.16	(38,705.73)	1,488,638.16	1,376,807.19
86359AVY6	422,371.44	-	422,371.44	267,085.31	(155,286.13)	267,085.31	305,827.09
86359AXX6	2,763,277.51	-	2,763,277.51	1,351,109.47	(1,412,168.04)	1,351,109.47	2,373,641.41
86359AZE6	965,347.87	-	965,347.87	496,906.29	(468,441.58)	496,906.29	759,943.49
86359BU82	53,701.78	-	53,701.78	19,190.81	(34,510.97)	19,190.81	9,535.84
86359DUV7	59,401.60	-	59,401.60	33,520.99	(25,880.61)	33,520.99	50,754.19
86360JAA9	12,974,684.64	-	12,974,684.64	12,890,442.62	(84,242.02)	12,890,442.62	6,524,355.67
86360JAN1	4,811,749.07	-	4,811,749.07	4,725,086.83	(86,662.24)	4,725,086.83	2,678,749.74
86361EAM3	3,284.60	-	3,284.60	1,110.83	(2,173.77)	1,110.83	9,061.02
86361EAP6	222.83	-	222.83	12.38	(210.45)	12.38	1,001.48
86361HAZ7	3,464.37	-	3,464.37	3,388.30	(76.07)	3,388.30	28,500.00
86361HBA1	505.52	-	505.52	498.47	(7.05)	498.47	3,808.06
87222EAJ7	13,908.37	-	13,908.37	9,125.69	(4,782.68)	9,125.69	32,841.49
885220FS7	8,959,281.99	-	8,959,281.99	8,834,441.37	(124,840.62)	8,834,441.37	7,735,453.82
89789KAC9	5,349.85	-	5,349.85	5,037.02	(312.83)	5,037.02	25,650.00
929093AA0	1,597,428.30	-	1,597,428.30	1,268,426.46	(329,001.84)	1,268,426.46	417,820.03
929227EN2	362,543.40	-	362,543.40	220,081.19	(142,462.21)	220,081.19	205,190.99
929227XH4	330,035.94	-	330,035.94	108,846.51	(221,189.43)	108,846.51	309,717.42
92922F3L0	54,962,013.73	-	54,962,013.73	53,117,955.74	(1,844,057.99)	53,117,955.74	45,994,942.12
92922F4M7	5,050,741.75	-	5,050,741.75	5,034,693.02	(16,048.73)	5,034,693.02	3,904,442.75
92922F5T1	8,676,171.03	-	8,676,171.03	8,643,649.97	(32,521.06)	8,643,649.97	6,654,817.86
92922F7A0	1,720,425.53	-	1,720,425.53	1,411,799.08	(308,626.45)	1,411,799.08	1,117,432.55
92922F7Q5	11,539,892.29	-	11,539,892.29	11,245,157.66	(294,734.63)	11,245,157.66	8,223,180.13
92922FB72	1,439,734.90	-	1,439,734.90	1,418,949.88	(20,785.02)	1,418,949.88	908,092.62
92922FD21	1,279,734.74	-	1,279,734.74	1,279,450.92	(283.82)	1,279,450.92	1,400,419.08
92922FD47	10,872,612.85	-	10,872,612.85	10,413,753.66	(458,859.19)	10,413,753.66	8,790,572.67
92922FG77	12,617,711.34	-	12,617,711.34	12,291,484.84	(326,226.50)	12,291,484.84	11,366,981.64
92922FJ25	7,421,446.36	-	7,421,446.36	7,410,294.13	(11,152.23)	7,410,294.13	5,642,228.79
92922FQ76	387,249.10	-	387,249.10	259,480.43	(127,768.67)	259,480.43	273,547.29
92922FTJ7	1,639,831.47	-	1,639,831.47	1,553,417.00	(86,414.47)	1,553,417.00	1,119,887.92
92922FU48	7,363,473.60	-	7,363,473.60	7,011,050.80	(352,422.80)	7,011,050.80	6,577,987.03
92922FW61	1,535,445.95	-	1,535,445.95	1,327,639.87	(207,806.08)	1,327,639.87	976,050.54
92922FWU8	4,811,650.60	-	4,811,650.60	4,670,390.57	(141,260.03)	4,670,390.57	3,243,919.64
92922FZF8	10,313,637.83	-	10,313,637.83	9,963,719.10	(349,918.73)	9,963,719.10	7,467,303.34
92925CBB7	5,120,972.13	-	5,120,972.13	5,058,558.70	(62,413.43)	5,058,558.70	3,535,425.05
92926SAE6	3,145,965.68	-	3,145,965.68	3,076,277.60	(69,688.08)	3,076,277.60	2,573,226.72
939336PT4	65,679.94	-	65,679.94	21,740.28	(43,939.66)	21,740.28	61,496.95
939336U35	1,758,275.27	-	1,758,275.27	1,720,040.22	(38,235.05)	1,720,040.22	1,819,234.99
939336X65	13,683,876.25	-	13,683,876.25	13,145,344.03	(538,532.22)	13,145,344.03	10,412,104.84
93934FHC9	10,339,448.82	-	10,339,448.82	10,120,432.78	(219,016.04)	10,120,432.78	6,211,494.25
93934FJQ6	19,266,145.77	-	19,266,145.77	19,003,975.87	(262,169.90)	19,003,975.87	11,360,421.15
93936JAM4	1,729.01	-	1,729.01	864.51	(864.50)	864.51	61,379.90
941034AD2	177,180.98	-	177,180.98	30,720.60	(146,460.38)	30,720.60	105,720.00
949775AC4	432,117.73	-	432,117.73	300,304.89	(131,812.84)	300,304.89	424,486.03
94981VAX5	1,180,397.18	-	1,180,397.18	1,173,574.31	(6,822.87)	1,173,574.31	1,175,928.82
94983CAJ6	20,750,754.03	-	20,750,754.03	20,056,492.24	(694,261.79)	20,056,492.24	20,004,332.78
94983EAH6	16,321,489.18	-	16,321,489.18	16,165,384.72	(156,104.46)	16,165,384.72	13,381,991.09
94983TAE0	12,465,453.87	-	12,465,453.87	12,376,506.12	(88,947.75)	12,376,506.12	11,193,989.73
94983YAQ2	5,185,412.71	-	5,185,412.71	4,872,833.42	(312,579.29)	4,872,833.42	4,438,067.58
L26479NN8	1,237,993.81	-	1,237,993.81	190,460.58	(1,047,533.23)	190,460.58	2,537,166.84
Totals	$1,471,905,695.71	$-	$1,471,905,695.71	$1,391,337,542.96	$(80,568,152.75)	$1,391,337,542.96	$1,015,645,802.04

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table lists impairments for loan-backed and structured securities for the three months ended December 31, 2009:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$392,914.51	$-	$392,914.51	$396,890.58	$3,976.07	$396,890.58	$390,925.02
004375CT6	9,408,193.30	-	9,408,193.30	8,562,534.09	(845,659.21)	8,562,534.09	4,783,498.94
00442GAD2	2,437,254.26	-	2,437,254.26	2,602,501.89	165,247.63	2,602,501.89	2,810,710.02
00442KAD3	4,412,473.61	-	4,412,473.61	4,278,160.00	(134,313.61)	4,278,160.00	3,239,750.54
007034AQ4	7,630,054.96	-	7,630,054.96	7,276,503.83	(353,551.13)	7,276,503.83	5,818,807.85
007036CE4	27,673.33	-	27,673.33	20,400.00	(7,273.33)	20,400.00	50,000.00
007036FB7	2,492,010.21	-	2,492,010.21	2,428,083.06	(63,927.15)	2,428,083.06	342,330.05
007036FY7	46,375.37	-	46,375.37	28,660.50	(17,714.87)	28,660.50	16,435.98
007036GB6	1,099,285.00	-	1,099,285.00	485,536.41	(613,748.59)	485,536.41	334,979.48
007037BK9	1,155,650.78	-	1,155,650.78	2,329,100.40	1,173,449.62	2,329,100.40	2,348,442.68
02146QAB9	16,240,391.54	-	16,240,391.54	16,015,900.25	(224,491.29)	16,015,900.25	9,877,931.55
02146TAQ0	18,632,146.52	-	18,632,146.52	18,310,000.00	(322,146.52)	18,310,000.00	16,689,902.25
02146YAD8	24,373,978.67	-	24,373,978.67	24,025,206.43	(348,772.24)	24,025,206.43	15,110,724.55
02147CAA1	10,872,095.79	-	10,872,095.79	10,865,188.19	(6,907.60)	10,865,188.19	6,604,821.67
02147DAB7	13,298,121.74	-	13,298,121.74	13,109,767.02	(188,354.72)	13,109,767.02	7,654,768.27
02147DAV3	2,278,949.00	-	2,278,949.00	2,659,475.64	380,526.64	2,659,475.64	1,973,882.50
02150MAB1	15,971,550.45	-	15,971,550.45	15,530,800.00	(440,750.45)	15,530,800.00	10,502,951.56
02660CAH3	679,469.69	-	679,469.69	321,326.38	(358,143.31)	321,326.38	235,266.88
02660TGN7	10,110,253.97	-	10,110,253.97	10,120,160.05	9,906.08	10,120,160.05	5,690,126.55
02660THA4	46,875.57	-	46,875.57	24,528.00	(22,347.57)	24,528.00	46,199.66
02660THL0	2,025,163.17	-	2,025,163.17	1,930,386.02	(94,777.15)	1,930,386.02	1,187,872.53
02660THT3	858,211.34	-	858,211.34	850,081.22	(8,130.12)	850,081.22	619,923.02
026929AD1	10,298,954.58	-	10,298,954.58	10,276,184.27	(22,770.31)	10,276,184.27	5,997,805.45
040104QN4	5,462,960.22	-	5,462,960.22	5,226,483.12	(236,477.10)	5,226,483.12	4,367,234.37
040104RV5	3,393,536.86	-	3,393,536.86	3,270,607.13	(122,929.73)	3,270,607.13	2,293,163.73
040104TF8	246,802.64	-	246,802.64	198,581.55	(48,221.09)	198,581.55	88,737.21
040104TG6	1,456,597.13	-	1,456,597.13	1,425,744.54	(30,852.59)	1,425,744.54	1,064,187.77
04012XAC9	586,310.20	-	586,310.20	319,925.46	(266,384.74)	319,925.46	216,293.42
05946XYB3	101,049.09	-	101,049.09	78,147.33	(22,901.76)	78,147.33	99,674.88
05948XPR6	2,082,465.13	-	2,082,465.13	557,100.77	(1,525,364.36)	557,100.77	1,231,958.53
05948XR52	474,971.01	-	474,971.01	91,470.39	(383,500.62)	91,470.39	188,272.14
05948XVH1	1,497,402.87	-	1,497,402.87	306,092.32	(1,191,310.55)	306,092.32	528,786.24
05948XVJ7	875,432.60	-	875,432.60	59,070.79	(816,361.81)	59,070.79	194,455.04
05949ALH1	2,910,262.88	-	2,910,262.88	2,855,947.26	(54,315.62)	2,855,947.26	2,746,262.47
05949AZG8	2,582,766.65	-	2,582,766.65	2,576,970.81	(5,795.84)	2,576,970.81	2,207,564.74
05950DAA8	12,267,524.43	-	12,267,524.43	12,223,571.80	(43,952.63)	12,223,571.80	9,373,865.03
07325VAG9	2,691,014.91	-	2,691,014.91	2,754,647.19	63,632.28	2,754,647.19	2,386,917.47
07384YNJ1	1,567,883.79	-	1,567,883.79	1,456,356.93	(111,526.86)	1,456,356.93	1,508,651.85
07384YPP5	4,596,090.24	-	4,596,090.24	3,674,174.67	(921,915.57)	3,674,174.67	999,108.79
073852AD7	2,164,167.52	-	2,164,167.52	1,934,225.00	(229,942.52)	1,934,225.00	1,185,850.00
07386HCM1	1,410,030.52	-	1,410,030.52	1,056,536.60	(353,493.92)	1,056,536.60	706,759.77
07386HCP4	184,720.16	-	184,720.16	39,486.65	(145,233.51)	39,486.65	69,911.61
07386HEN7	795,472.39	-	795,472.39	82,841.96	(712,630.43)	82,841.96	167,872.33
07386HHW4	28,412.44	-	28,412.44	23,711.51	(4,700.93)	23,711.51	118,363.69
07386HJL6	383,091.71	-	383,091.71	153,449.10	(229,642.61)	153,449.10	282,792.72
07386HLU3	9,848.96	-	9,848.96	8,937.40	(911.56)	8,937.40	68,639.21
07386HTQ4	415,178.41	-	415,178.41	250,591.67	(164,586.74)	250,591.67	347,054.18
073879PA0	1,795,558.69	-	1,795,558.69	1,668,300.00	(127,258.69)	1,668,300.00	661,470.00
073879QF8	1,097,646.34	-	1,097,646.34	1,108,896.41	11,250.07	1,108,896.41	629,200.12
073879Z92	11,677,483.85	-	11,677,483.85	11,388,410.35	(289,073.50)	11,388,410.35	3,777,103.02
07387AFA8	377,451.26	-	377,451.26	108,445.71	(269,005.55)	108,445.71	219,172.61
07387UHB0	2,977.83	-	2,977.83	-	(2,977.83)	-	9,898.61
07388UAB6	1,532,487.32	-	1,532,487.32	1,506,514.36	(25,972.96)	1,506,514.36	1,323,491.65
07389LAA7	854,961.17	-	854,961.17	851,520.28	(3,440.89)	851,520.28	759,409.75
07389PAY6	354,984.94	-	354,984.94	293,211.80	(61,773.14)	293,211.80	285,271.62
07389VAA5	1,725,560.82	-	1,725,560.82	1,715,357.28	(10,203.54)	1,715,357.28	1,617,545.00
07400XAB4	3,600,099.61	-	3,600,099.61	3,429,090.00	(171,009.61)	3,429,090.00	1,712,050.20
07401EAA7	10,274,180.08	-	10,274,180.08	10,365,076.78	90,896.70	10,365,076.78	8,625,676.27
07401LAA1	15,877,589.54	-	15,877,589.54	15,533,760.67	(343,828.87)	15,533,760.67	9,168,168.09
07401LAQ6	4,389,861.34	-	4,389,861.34	4,162,869.65	(226,991.69)	4,162,869.65	2,452,575.10
07401LAU7	(5,586.31)	-	(5,586.31)	-	5,586.31	-	-
07820QAY1	17,991,396.58	-	17,991,396.58	17,874,223.26	(117,173.32)	17,874,223.26	12,522,069.85
078446AB7	166,400.00	-	166,400.00	158,000.00	(8,400.00)	158,000.00	158,000.00
12489WQE7	1,538,342.85	-	1,538,342.85	1,345,000.00	(193,342.85)	1,345,000.00	927,180.00
12489WQH0	103,752.46	-	103,752.46	46,000.00	(57,752.46)	46,000.00	88,533.52
1248MEAE9	1,353,070.11	-	1,353,070.11	1,200,600.00	(152,470.11)	1,200,600.00	1,125,220.73
1248MEAG4	955,591.98	-	955,591.98	943,054.18	(12,537.80)	943,054.18	980,168.04
1248RHAD9	4,642,110.21	-	4,642,110.21	4,350,796.19	(291,314.02)	4,350,796.19	2,686,481.24
12498NAB9	1,296,327.42	-	1,296,327.42	1,300,043.64	3,716.22	1,300,043.64	1,022,226.52
12567AAF4	469,562.67	-	469,562.67	464,059.25	(5,503.42)	464,059.25	705,163.45
12629EAK1	16,909.19	-	16,909.19	8,122.99	(8,786.20)	8,122.99	44,561.95
12638PAL3	1,058.97	-	1,058.97	889.65	(169.32)	889.65	7,735.64
126670JD1	1,422,556.94	-	1,422,556.94	1,345,460.94	(77,096.00)	1,345,460.94	1,209,221.78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
126670KN7	$1,882,551.51	$-	$1,882,551.51	$1,819,500.00	$(63,051.51)	$1,819,500.00	$828,559.17
126670LP1	5,761,620.57	-	5,761,620.57	4,200,800.00	(1,560,820.57)	4,200,800.00	2,006,123.20
126670WT1	5,049,493.61	-	5,049,493.61	5,048,456.17	(1,037.44)	5,048,456.17	3,955,237.36
12667F2A2	107,950.75	-	107,950.75	81,501.98	(26,448.77)	81,501.98	57,031.63
12667GR62	12,034,217.30	-	12,034,217.30	12,073,212.23	38,994.93	12,073,212.23	7,916,470.73
12667GRW5	799,879.55	-	799,879.55	797,958.85	(1,920.70)	797,958.85	404,879.54
12667GS20	15,311,868.14	-	15,311,868.14	15,354,951.99	43,083.85	15,354,951.99	8,628,835.58
12667GWF6	9,652,027.05	-	9,652,027.05	9,489,259.99	(162,767.06)	9,489,259.99	4,902,737.70
12667NAC2	251,911.17	-	251,911.17	249,866.00	(2,045.17)	249,866.00	218,280.00
12668A3Q6	9,699,104.28	-	9,699,104.28	9,668,991.25	(30,113.03)	9,668,991.25	3,546,923.33
12668A3V5	6,673.14	-	6,673.14	5,302.70	(1,370.44)	5,302.70	30,555.79
12668A4B8	16,977,160.10	-	16,977,160.10	16,673,192.76	(303,967.34)	16,673,192.76	8,866,596.30
12668A4G7	15,366.29	-	15,366.29	13,010.94	(2,355.35)	13,010.94	68,978.49
12668ACZ6	4,065,168.53	-	4,065,168.53	4,050,696.56	(14,471.97)	4,050,696.56	2,424,715.75
12668AEV3	13,357,271.07	-	13,357,271.07	13,287,158.65	(70,112.42)	13,287,158.65	7,744,665.35
12668APF6	397,190.95	-	397,190.95	435,894.80	38,703.85	435,894.80	508,677.53
12668AWQ4	3,410.61	-	3,410.61	3,185.74	(224.87)	3,185.74	29,978.75
12668BAU7	198,182.44	-	198,182.44	158,915.95	(39,266.49)	158,915.95	206,969.20
12668BB77	26,825,369.39	-	26,825,369.39	26,552,823.77	(272,545.62)	26,552,823.77	16,278,170.18
12668BDR1	9,544.23	-	9,544.23	8,262.10	(1,282.13)	8,262.10	65,796.36
126694F86	2,247.30	-	2,247.30	1,534.92	(712.38)	1,534.92	18,129.36
126694YM4	3,906,587.42	-	3,906,587.42	3,782,512.07	(124,075.35)	3,782,512.07	1,932,468.84
126694YW2	3,829.91	-	3,829.91	2,948.00	(881.91)	2,948.00	41,491.76
126694ZB7	14,982.76	-	14,982.76	10,500.00	(4,482.76)	10,500.00	57,324.50
126694ZD3	1,305.16	-	1,305.16	1,177.20	(127.96)	1,177.20	6,312.54
12669D3C0	511,405.49	-	511,405.49	486,445.28	(24,960.21)	486,445.28	264,997.60
12669E6K7	1,275,099.03	-	1,275,099.03	607,888.89	(667,210.14)	607,888.89	920,106.92
12669EH33	228,927.15	-	228,927.15	242,713.34	13,786.19	242,713.34	233,043.73
12669EJ56	270,811.58	-	270,811.58	24,997.89	(245,813.69)	24,997.89	61,567.92
12669FVD2	1,007,377.18	-	1,007,377.18	999,911.94	(7,465.24)	999,911.94	981,585.71
12669FXR9	653,960.69	-	653,960.69	641,741.88	(12,218.81)	641,741.88	425,790.53
12669GKH3	14,665,275.18	-	14,665,275.18	14,590,699.61	(74,575.57)	14,590,699.61	10,100,291.01
12669GMS7	313,009.05	-	313,009.05	299,972.64	(13,036.41)	299,972.64	179,157.58
12669GPB1	14,601.77	-	14,601.77	14,549.74	(52.03)	14,549.74	53,564.67
12669GRM5	3,081,233.74	-	3,081,233.74	3,352,603.86	271,370.12	3,352,603.86	1,882,027.27
12669GRQ6	9,109,436.68	-	9,109,436.68	8,824,803.62	(284,633.06)	8,824,803.62	5,379,170.19
12669GTV3	421,794.46	-	421,794.46	420,982.68	(811.78)	420,982.68	230,737.93
12669GUR0	4,179,563.69	-	4,179,563.69	4,148,210.13	(31,353.56)	4,148,210.13	2,417,636.96
12669UBB5	497,411.54	-	497,411.54	493,894.86	(3,516.68)	493,894.86	491,696.29
17307GH76	397,457.47	-	397,457.47	382,054.30	(15,403.17)	382,054.30	266,796.74
17307GH84	128,097.34	-	128,097.34	107,648.21	(20,449.13)	107,648.21	107,719.90
17307GN79	64,434.59	-	64,434.59	(6,343.76)	(70,778.35)	(6,343.76)	91,934.55
17309CAL9	7,182.19	-	7,182.19	-	(7,182.19)	-	24,758.15
17309MAF0	58,628.93	-	58,628.93	43,394.40	(15,234.53)	43,394.40	57,177.44
17309NAH4	373,732.49	-	373,732.49	334,800.00	(38,932.49)	334,800.00	1,298,044.40
17309QAM6	4,197.12	-	4,197.12	3,000.00	(1,197.12)	3,000.00	9,824.40
17309RAM4	10,591.41	-	10,591.41	5,869.13	(4,722.28)	5,869.13	55,161.47
17309SAM2	2,553.02	-	2,553.02	1,448.00	(1,105.02)	1,448.00	2,452.48
17309YAJ6	25,648.97	-	25,648.97	3,103.02	(22,545.95)	3,103.02	97,677.60
17309YAK3	2,055.84	-	2,055.84	-	(2,055.84)	-	18,843.16
17310UAE2	4,863.91	-	4,863.91	3,149.20	(1,714.71)	3,149.20	37,856.60
22540V3F7	2,411,427.95	-	2,411,427.95	2,321,586.20	(89,841.75)	2,321,586.20	1,248,566.68
22540V5D0	87,109.83	-	87,109.83	77,223.00	(9,886.83)	77,223.00	74,577.85
22541N5E5	1,341,369.91	-	1,341,369.91	429,412.25	(911,957.66)	429,412.25	681,963.97
22541NR68	91,777.21	-	91,777.21	64,007.81	(27,769.40)	64,007.81	36,806.33
22541Q4M1	1,243,941.82	-	1,243,941.82	951,213.77	(292,728.05)	951,213.77	606,698.16
22541QA44	1,590,638.83	-	1,590,638.83	1,124,084.31	(466,554.52)	1,124,084.31	674,486.19
22541QDA7	1,002,335.52	-	1,002,335.52	902,832.43	(99,503.09)	902,832.43	551,737.51
22541QDB5	498,362.48	-	498,362.48	179,078.08	(319,284.40)	179,078.08	293,133.14
22541QJR4	557,142.26	-	557,142.26	160,749.67	(396,392.59)	160,749.67	231,142.96
22541QV25	694,071.00	-	694,071.00	33,535.67	(660,535.33)	33,535.67	88,578.43
22541SRZ3	4,975.02	-	4,975.02	-	(4,975.02)	-	57,754.68
2254W0KK0	(114,853.15)	-	(114,853.15)	9,127.39	123,980.54	9,127.39	145,406.11
22943HAD8	12,658,026.12	-	12,658,026.12	11,979,500.00	(678,526.12)	11,979,500.00	3,107,109.00
23242TAB2	3,876,054.68	-	3,876,054.68	3,667,644.39	(208,410.29)	3,667,644.39	3,482,624.36
23243AAD8	1,268,803.87	-	1,268,803.87	1,258,403.49	(10,400.38)	1,258,403.49	762,487.54
23244LAB7	2,921,778.81	-	2,921,778.81	2,692,489.24	(229,289.57)	2,692,489.24	2,917,292.00
23245QAA7	2,568,138.12	-	2,568,138.12	2,562,342.02	(5,796.10)	2,562,342.02	1,698,820.61
23248AAJ0	1,208,310.57	-	1,208,310.57	1,157,582.75	(50,727.82)	1,157,582.75	1,035,893.64
23332UAS3	199,348.78	-	199,348.78	188,388.88	(10,959.90)	188,388.88	64,507.98
23332UCM4	628,465.64	-	628,465.64	627,691.34	(774.30)	627,691.34	392,394.03
251508AB3	10,150,913.78	-	10,150,913.78	9,685,446.31	(465,467.47)	9,685,446.31	5,756,383.64
25150PAD1	738.34	-	738.34	537.08	(201.26)	537.08	779.86
251510HS5	12,076,035.59	-	12,076,035.59	11,980,270.70	(95,764.89)	11,980,270.70	8,391,267.44
25151AAA9	6,156,622.27	-	6,156,622.27	5,886,248.70	(270,373.57)	5,886,248.70	3,673,969.96
251563DR0	32,476.26	-	32,476.26	17,900.81	(14,575.45)	17,900.81	97,307.20
26441EAC5	284,250.00	-	284,250.00	251,750.00	(32,500.00)	251,750.00	250,000.00
26441NAA9	16,200.00	-	16,200.00	-	(16,200.00)	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
26441NAB7	$10,800.00	$-	$10,800.00	$-	$(10,800.00)	$-	$-
30251YAB4	9,121,482.29	-	9,121,482.29	9,096,257.47	(25,224.82)	9,096,257.47	6,851,854.85
32051DQ62	1,061,091.21	-	1,061,091.21	388,057.22	(673,033.99)	388,057.22	453,199.81
32051DRA2	109,062.39	-	109,062.39	106,337.62	(2,724.77)	106,337.62	99,813.99
32051GBV6	187,895.70	-	187,895.70	126,531.75	(61,363.95)	126,531.75	146,678.33
32051GCF0	192,738.63	-	192,738.63	50,620.75	(142,117.88)	50,620.75	92,555.98
32051GVN2	3,158,791.63	-	3,158,791.63	3,062,503.01	(96,288.62)	3,062,503.01	3,041,436.06
32051GZS7	6,908,445.51	-	6,908,445.51	6,874,600.00	(33,845.51)	6,874,600.00	5,970,500.80
32056CAH2	17,195,946.42	-	17,195,946.42	17,168,868.00	(27,078.42)	17,168,868.00	12,910,676.34
32113JAA3	713,670.08	-	713,670.08	711,792.32	(1,877.76)	711,792.32	374,625.04
35729RAE6	7,103,874.77	-	7,103,874.77	6,989,036.57	(114,838.20)	6,989,036.57	6,175,384.09
35952Z007	8,065,469.65	-	8,065,469.65	5,923,357.50	(2,142,112.15)	5,923,357.50	2,685,858.70
35952Z023	6,509,562.82	-	6,509,562.82	4,511,207.33	(1,998,355.49)	4,511,207.33	2,071,187.74
35952Z031	6,890,943.12	-	6,890,943.12	4,688,529.86	(2,202,413.26)	4,688,529.86	2,036,793.37
35952Z049	5,920,336.51	-	5,920,336.51	4,383,058.82	(1,537,277.69)	4,383,058.82	1,719,720.00
35952Z056	6,015,993.51	-	6,015,993.51	4,285,422.23	(1,730,571.28)	4,285,422.23	1,640,899.51
35952Z064	6,114,977.70	-	6,114,977.70	4,622,032.20	(1,492,945.50)	4,622,032.20	1,736,917.20
35952ZA06	11,259,327.98	-	11,259,327.98	12,498,712.40	1,239,384.42	12,498,712.40	4,604,527.38
35952ZA14	525,997.04	-	525,997.04	581,463.24	55,466.20	581,463.24	206,481.07
35952ZA22	879,036.26	-	879,036.26	891,667.03	12,630.77	891,667.03	319,638.64
36228FWU6	1,772,489.98	-	1,772,489.98	1,666,967.85	(105,522.13)	1,666,967.85	862,761.89
362334EB6	9,599,991.93	-	9,599,991.93	9,320,003.40	(279,988.53)	9,320,003.40	7,490,942.58
36242D3Z4	57,525.76	-	57,525.76	38,760.00	(18,765.76)	38,760.00	35,757.60
36242DGA5	130,459.06	-	130,459.06	72,347.83	(58,111.23)	72,347.83	68,110.75
362437AC9	2,400,982.68	-	2,400,982.68	2,435,483.10	34,500.42	2,435,483.10	1,994,990.42
362480AD7	16,297,435.82	-	16,297,435.82	15,919,814.77	(377,621.05)	15,919,814.77	8,176,528.40
39538RBB4	13,683,066.88	-	13,683,066.88	13,663,955.41	(19,111.47)	13,663,955.41	7,674,341.82
39538WBH0	12,049.27	-	12,049.27	8,462.30	(3,586.97)	8,462.30	19,127.00
39539GAA0	5,437,538.55	-	5,437,538.55	5,402,943.73	(34,594.82)	5,402,943.73	3,151,642.90
40430HAJ7	68,648.39	-	68,648.39	25,350.40	(43,297.99)	25,350.40	61,780.60
40430HBH0	6,438.06	-	6,438.06	2,850.00	(3,588.06)	2,850.00	7,418.85
40430HBJ6	575.14	-	575.14	-	(575.14)	-	1,578.67
40430HCQ9	3,267.41	-	3,267.41	2,200.00	(1,067.41)	2,200.00	11,853.80
40430HEB0	40,225.13	-	40,225.13	32,045.00	(8,180.13)	32,045.00	72,018.60
40430HFL7	1,906,241.76	-	1,906,241.76	1,905,800.00	(441.76)	1,905,800.00	1,430,500.00
40430MAB3	417,243.03	-	417,243.03	464,426.75	47,183.72	464,426.75	352,134.61
40431HAT4	(1,243.19)	-	(1,243.19)	84.55	1,327.74	84.55	23,686.62
40431KAE0	5,616,940.27	-	5,616,940.27	5,404,731.70	(212,208.57)	5,404,731.70	5,004,585.48
40431KAL4	247.98	-	247.98	115.03	(132.95)	115.03	9,863.13
40431RAN5	7,087.43	-	7,087.43	4,200.00	(2,887.43)	4,200.00	40,650.00
40431XAF9	1,186,537.22	-	1,186,537.22	1,159,500.00	(27,037.22)	1,159,500.00	2,549,782.00
41161PA86	1,932,863.68	-	1,932,863.68	1,946,607.10	13,743.42	1,946,607.10	1,579,448.32
41161PH55	2,308.18	-	2,308.18	1,361.08	(947.10)	1,361.08	34,968.16
41161PHC0	8,684,339.77	-	8,684,339.77	8,650,857.66	(33,482.11)	8,650,857.66	6,046,837.12
41161PHU0	8,248,074.03	-	8,248,074.03	8,260,672.16	12,598.13	8,260,672.16	6,028,918.93
41161PHZ9	105,317.98	-	105,317.98	49,376.44	(55,941.54)	49,376.44	169,736.74
41161PKH5	703,592.11	-	703,592.11	693,970.59	(9,621.52)	693,970.59	369,720.57
41161PL43	21,312,175.88	-	21,312,175.88	21,067,464.83	(244,711.05)	21,067,464.83	13,010,953.08
41161PLR2	13,570,563.22	-	13,570,563.22	13,553,010.79	(17,552.43)	13,553,010.79	8,267,824.75
41161PMG5	16,528,742.13	-	16,528,742.13	16,420,663.89	(108,078.24)	16,420,663.89	9,831,420.53
41161PQU0	14,247,339.00	-	14,247,339.00	14,119,857.84	(127,481.16)	14,119,857.84	8,182,334.16
41161PSC8	9,057.18	-	9,057.18	(11,726.62)	(20,783.80)	(11,726.62)	94,792.19
41161PTN3	2,352,983.33	-	2,352,983.33	2,338,387.78	(14,595.55)	2,338,387.78	1,286,123.03
41161PTP8	860,946.29	-	860,946.29	795,970.32	(64,975.97)	795,970.32	461,410.28
41161PWB5	7,640,228.26	-	7,640,228.26	7,589,704.81	(50,523.45)	7,589,704.81	4,265,834.61
41161PXH1	883,571.47	-	883,571.47	865,233.01	(18,338.46)	865,233.01	530,313.95
41164LAB5	16,324,343.45	-	16,324,343.45	16,026,074.34	(298,269.11)	16,026,074.34	8,166,968.73
43739EAP2	21,270,837.01	-	21,270,837.01	21,234,151.29	(36,685.72)	21,234,151.29	11,958,425.86
43739EBJ5	9,849,040.21	-	9,849,040.21	9,836,426.12	(12,614.09)	9,836,426.12	7,050,584.45
43739EBS5	9,761,473.92	-	9,761,473.92	9,739,688.58	(21,785.34)	9,739,688.58	7,491,729.31
44328AAB6	72,387.91	-	72,387.91	68,804.39	(3,583.52)	68,804.39	82,413.19
45254NHV2	351,070.12	-	351,070.12	350,054.35	(1,015.77)	350,054.35	118,198.60
45254NKK2	1,662.13	-	1,662.13	(4,540.56)	(6,202.69)	(4,540.56)	59,521.89
45254NNP8	14,514,889.48	-	14,514,889.48	14,347,261.74	(167,627.74)	14,347,261.74	9,219,523.58
45254NPA9	16,488,639.41	-	16,488,639.41	16,545,405.79	56,766.38	16,545,405.79	11,378,134.66
45254NPG6	1,326,995.88	-	1,326,995.88	1,319,430.88	(7,565.00)	1,319,430.88	726,877.60
45254NPU5	5,842,116.51	-	5,842,116.51	5,842,706.05	589.54	5,842,706.05	3,342,705.65
45254TSM7	4,706,017.40	-	4,706,017.40	4,671,005.96	(35,011.44)	4,671,005.96	1,902,063.76
452570AA2	78,979.72	-	78,979.72	69,313.68	(9,666.04)	69,313.68	56,900.86
45257EAA2	4,858,654.29	-	4,858,654.29	4,744,758.79	(113,895.50)	4,744,758.79	2,146,887.55
45660L4P1	57,105.29	-	57,105.29	1,487.39	(55,617.90)	1,487.39	2,974.77
45660LGX1	55,462.51	-	55,462.51	26,390.73	(29,071.78)	26,390.73	44,753.20
45660LR84	17,959.47	-	17,959.47	314.71	(17,644.76)	314.71	125,577.31
45660LVD8	29,293.49	-	29,293.49	20,639.38	(8,654.11)	20,639.38	32,388.63
45660LW96	4,198,962.53	-	4,198,962.53	3,976,700.61	(222,261.92)	3,976,700.61	2,275,550.77
45660LWD7	3,585,120.26	-	3,585,120.26	3,648,215.73	63,095.47	3,648,215.73	2,987,251.47
45660LYW3	5,093,081.02	-	5,093,081.02	4,859,106.65	(233,974.37)	4,859,106.65	2,460,258.47
45660N5H4	6,940,643.73	-	6,940,643.73	6,872,107.52	(68,536.21)	6,872,107.52	4,951,097.58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660NRB3	$1,046,779.44	$-	$1,046,779.44	$956,329.19	$(90,450.25)	$956,329.19	$549,296.43
45661LAG3	6,278,951.15	-	6,278,951.15	6,219,245.94	(59,705.21)	6,219,245.94	3,878,668.50
45662BAJ8	117,708.71	-	117,708.71	52,382.87	(65,325.84)	52,382.87	96,349.55
45664BAE7	31,930.23	-	31,930.23	19,321.22	(12,609.01)	19,321.22	59,107.26
45667QAJ0	9,023.13	-	9,023.13	-	(9,023.13)	-	22,839.71
45667WAA6	5,365,903.21	-	5,365,903.21	5,411,747.26	45,844.05	5,411,747.26	3,202,501.98
45667WAC2	547,486.67	-	547,486.67	763,285.49	215,798.82	763,285.49	615,123.57
45668WAE7	400,512.99	-	400,512.99	314,114.04	(86,398.95)	314,114.04	661,985.18
464126BW0	598,566.21	-	598,566.21	111,704.79	(486,861.42)	111,704.79	320,035.54
46412AAD4	4,121,977.45	-	4,121,977.45	4,101,600.00	(20,377.45)	4,101,600.00	3,652,259.00
466247NC3	671,953.93	-	671,953.93	547,381.34	(124,572.59)	547,381.34	511,342.55
466247UG6	3,233,027.72	-	3,233,027.72	3,098,218.17	(134,809.55)	3,098,218.17	2,561,267.89
466247XE8	7,272,359.33	-	7,272,359.33	7,264,895.35	(7,463.98)	7,264,895.35	4,755,810.49
46626CBS8	499,730.40	-	499,730.40	490,727.81	(9,002.59)	490,727.81	912,998.60
466284AG1	37.46	-	37.46	32.45	(5.01)	32.45	28.75
466286AH4	307.91	-	307.91	217.20	(90.71)	217.20	484.46
46629QAR7	13,880.46	-	13,880.46	3,800.00	(10,080.46)	3,800.00	34,136.00
46629QAU0	1,464,528.27	-	1,464,528.27	1,404,150.00	(60,378.27)	1,404,150.00	1,106,352.50
46629TAP5	15,869.93	-	15,869.93	10,800.00	(5,069.93)	10,800.00	73,142.00
46630KAA4	1,602,207.06	-	1,602,207.06	1,530,732.32	(71,474.74)	1,530,732.32	1,317,540.34
525221CD7	716,769.44	-	716,769.44	484,971.00	(231,798.44)	484,971.00	90,215.24
525221CE5	289.33	-	289.33	-	(289.33)	-	7,854.89
525221DV6	3,449.65	-	3,449.65	2,394.94	(1,054.71)	2,394.94	86,338.90
525221FE2	7,720.86	-	7,720.86	3,363.20	(4,357.66)	3,363.20	12,358.50
525221JA6	116,346.84	-	116,346.84	81,030.00	(35,316.84)	81,030.00	406,247.24
525226AL0	1,055,302.54	-	1,055,302.54	997,957.40	(57,345.14)	997,957.40	102,952.50
525229AG5	1,931,253.09	-	1,931,253.09	1,680,020.00	(251,233.09)	1,680,020.00	1,273,802.56
52524VAG4	14,474,664.81	-	14,474,664.81	14,416,315.57	(58,349.24)	14,416,315.57	8,784,292.16
52524YAF0	13,450,949.29	-	13,450,949.29	13,386,690.17	(64,259.12)	13,386,690.17	7,263,302.75
55027AAU4	6,219,823.70	-	6,219,823.70	6,105,504.94	(114,318.76)	6,105,504.94	3,131,646.74
56119LAG8	1,531,598.40	-	1,531,598.40	1,186,038.30	(345,560.10)	1,186,038.30	214,965.00
576433FP6	771,580.52	-	771,580.52	716,828.32	(54,752.20)	716,828.32	213,700.43
576433GW0	2,295,240.95	-	2,295,240.95	1,556,877.33	(738,363.62)	1,556,877.33	646,036.06
57643LMP8	1,993,072.89	-	1,993,072.89	1,947,900.00	(45,172.89)	1,947,900.00	1,002,042.90
576444AA1	(779.62)	-	(779.62)	-	779.62	-	-
5899293W6	1,807,333.19	-	1,807,333.19	1,786,708.53	(20,624.66)	1,786,708.53	944,289.17
589929E87	1,448,488.04	-	1,448,488.04	1,279,493.11	(168,994.93)	1,279,493.11	837,606.22
589929P69	830,665.30	-	830,665.30	478,173.69	(352,491.61)	478,173.69	461,485.74
589929X29	5,532,994.49	-	5,532,994.49	5,493,059.31	(39,935.18)	5,493,059.31	3,800,413.69
59020UQ57	3,596,606.83	-	3,596,606.83	3,585,447.04	(11,159.79)	3,585,447.04	1,908,268.00
590212AB2	253,386.47	-	253,386.47	248,375.12	(5,011.35)	248,375.12	255,826.54
59023FAA3	176,165.41	-	176,165.41	130,914.20	(45,251.21)	130,914.20	132,099.73
59023WAG3	32,000.47	-	32,000.47	21,300.00	(10,700.47)	21,300.00	36,446.40
59024UAB7	1,566,860.27	-	1,566,860.27	1,598,526.69	31,666.42	1,598,526.69	1,515,062.94
617451DQ9	10,030,791.45	-	10,030,791.45	9,954,962.94	(75,828.51)	9,954,962.94	8,429,423.39
61748HRF0	2,763.46	-	2,763.46	-	(2,763.46)	-	91.39
61750FAE0	739,608.63	-	739,608.63	679,675.00	(59,933.63)	679,675.00	541,904.34
61751JAQ4	24,575.78	-	24,575.78	13,759.20	(10,816.58)	13,759.20	47,797.93
617526AE8	330,663.44	-	330,663.44	313,885.00	(16,778.44)	313,885.00	247,384.92
61753VAG7	1,369.53	-	1,369.53	960.00	(409.53)	960.00	3,245.84
61755FAE5	13,795.30	-	13,795.30	6,720.00	(7,075.30)	6,720.00	41,503.98
61757MAB4	2,416,976.44	-	2,416,976.44	2,191,534.85	(225,441.59)	2,191,534.85	2,104,833.35
61915RAZ9	(48,861.61)	-	(48,861.61)	(99,571.12)	(50,709.51)	(99,571.12)	21,658.12
61915RBB1	8,041,934.45	-	8,041,934.45	7,966,617.83	(75,316.62)	7,966,617.83	5,094,346.85
638728AC9	2,529,371.10	-	2,529,371.10	2,436,780.50	(92,590.60)	2,436,780.50	1,983,431.19
64352VPC9	13,538.07	-	13,538.07	7,000.00	(6,538.07)	7,000.00	9,830.40
64352VQR5	7,173,253.21	-	7,173,253.21	6,896,118.38	(277,134.83)	6,896,118.38	6,400,272.64
65106FAB8	12,246,548.33	-	12,246,548.33	11,793,326.27	(453,222.06)	11,793,326.27	8,280,989.02
65106FAG7	393,807.29	-	393,807.29	204,425.00	(189,382.29)	204,425.00	693,283.63
65535VEY0	439,294.57	-	439,294.57	330,026.26	(109,268.31)	330,026.26	649,249.81
65535VLQ9	10,002.24	-	10,002.24	7,670.51	(2,331.73)	7,670.51	53,267.93
65535VPK8	1,862.16	-	1,862.16	-	(1,862.16)	-	6,932.41
65535VSQ2	19,886.90	-	19,886.90	7,198.79	(12,688.11)	7,198.79	38,984.74
65535VUS5	2,700,789.29	-	2,700,789.29	2,764,641.09	63,851.80	2,764,641.09	2,166,578.74
65537BAG5	66,290.17	-	66,290.17	45,150.00	(21,140.17)	45,150.00	161,976.15
65538DAA3	3,587,773.52	-	3,587,773.52	3,545,133.47	(42,640.05)	3,545,133.47	2,582,862.12
66987WDE4	2,625,510.75	-	2,625,510.75	2,428,800.00	(196,710.75)	2,428,800.00	1,196,770.74
669884AF5	19,285.80	-	19,285.80	11,250.00	(8,035.80)	11,250.00	20,330.50
68389FBW3	33,467.51	-	33,467.51	32,514.84	(952.67)	32,514.84	26,461.32
69121PDE0	337,904.52	-	337,904.52	330,332.54	(7,571.98)	330,332.54	342,386.82
74922MAB7	11,431,419.30	-	11,431,419.30	12,060,094.72	628,675.42	12,060,094.72	6,799,658.99
74922MAC5	1,608,236.42	-	1,608,236.42	1,589,031.34	(19,205.08)	1,589,031.34	938,655.75
74924YAH6	18,269.99	-	18,269.99	8,550.00	(9,719.99)	8,550.00	18,488.81
74951PBT4	5,484,649.92	-	5,484,649.92	2,882,847.76	(2,601,802.16)	2,882,847.76	3,317,692.94
74951PBV9	1,236,488.82	-	1,236,488.82	367,538.91	(868,949.91)	367,538.91	634,193.57
75114NAA2	12,415,475.64	-	12,415,475.64	12,592,378.28	176,902.64	12,592,378.28	7,078,169.46
75114NAB0	4,382,484.62	-	4,382,484.62	4,341,810.74	(40,673.88)	4,341,810.74	2,673,649.69
75156XAC5	1,406,146.85	-	1,406,146.85	1,330,200.00	(75,946.85)	1,330,200.00	899,292.00
75405KAG3	16,425.07	-	16,425.07	12,300.00	(4,125.07)	12,300.00	75,213.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
75970JAL0	$61,163.35	$-	$61,163.35	$48,650.00	$(12,513.35)	$48,650.00	$92,067.50
75971EAK2	101,429.40	-	101,429.40	89,250.00	(12,179.40)	89,250.00	247,528.76
76110GJ85	3,864,459.70	-	3,864,459.70	3,665,252.74	(199,206.96)	3,665,252.74	3,061,346.35
76110GTL5	1,463,336.67	-	1,463,336.67	1,300,907.44	(162,429.23)	1,300,907.44	1,302,525.24
76110H4M8	288,079.24	-	288,079.24	294,469.45	6,390.21	294,469.45	165,342.19
76110H5D7	4,105.91	-	4,105.91	-	(4,105.91)	-	8,182.00
76110HKX6	7,893,012.90	-	7,893,012.90	6,186,611.22	(1,706,401.68)	6,186,611.22	4,372,713.03
76110HKY4	1,278,603.06	-	1,278,603.06	508,627.13	(769,975.93)	508,627.13	472,017.62
76110W4J2	9,281.19	-	9,281.19	5,900.00	(3,381.19)	5,900.00	15,173.50
761118FM5	11,578,199.50	-	11,578,199.50	11,351,800.46	(226,399.04)	11,351,800.46	8,055,693.27
761118FQ6	(5,394.10)	-	(5,394.10)	684.04	6,078.14	684.04	815.88
761118LA4	89,364.47	-	89,364.47	19,128.92	(70,235.55)	19,128.92	53,689.56
761118NN4	11,750,031.34	-	11,750,031.34	11,683,514.47	(66,516.87)	11,683,514.47	6,831,233.12
761118RJ9	584,954.38	-	584,954.38	586,526.40	1,572.02	586,526.40	294,944.40
761118WP9	14,619,263.04	-	14,619,263.04	14,876,489.48	257,226.44	14,876,489.48	8,313,574.28
761118WS3	383.75	-	383.75	227.01	(156.74)	227.01	225.89
76112B4M9	2,439,020.27	-	2,439,020.27	2,404,349.19	(34,671.08)	2,404,349.19	2,019,551.99
76112BK66	11,985.79	-	11,985.79	6,300.00	(5,685.79)	6,300.00	10,654.50
76112BN55	24,080.01	-	24,080.01	14,400.00	(9,680.01)	14,400.00	16,935.00
76113ABJ9	1,388,640.81	-	1,388,640.81	1,337,600.00	(51,040.81)	1,337,600.00	859,889.60
79549ASM2	528,733.61	-	528,733.61	529,063.44	329.83	529,063.44	353,400.35
79549AYA1	1,746,028.85	-	1,746,028.85	1,703,857.90	(42,170.95)	1,703,857.90	778,101.18
79549AYB9	218,187.22	-	218,187.22	187,191.41	(30,995.81)	187,191.41	96,687.17
81377EAA2	202,504.30	-	202,504.30	186,651.28	(15,853.02)	186,651.28	187,847.34
81378EAA1	4,708,051.44	-	4,708,051.44	4,553,938.28	(154,113.16)	4,553,938.28	3,378,267.41
81379EAA0	618,582.45	-	618,582.45	592,323.58	(26,258.87)	592,323.58	493,421.15
81744DAD4	15,718.69	-	15,718.69	6,858.21	(8,860.48)	6,858.21	383,641.06
81879MAX7	52,295.44	-	52,295.44	31,371.60	(20,923.84)	31,371.60	57,163.88
84752CAE7	1,739,762.41	-	1,739,762.41	1,694,120.80	(45,641.61)	1,694,120.80	737,746.90
863572F99	587,916.59	-	587,916.59	510,742.13	(77,174.46)	510,742.13	587,374.29
863579DV7	1,068,600.51	-	1,068,600.51	1,010,289.20	(58,311.31)	1,010,289.20	167,669.35
863579DX3	127,318.68	-	127,318.68	84,995.11	(42,323.57)	84,995.11	32,006.02
863579GG7	151,897.55	-	151,897.55	54,661.92	(97,235.63)	54,661.92	73,424.24
863579GJ1	17,924.39	-	17,924.39	4,252.65	(13,671.74)	4,252.65	11,790.55
863579YR3	9,668,608.41	-	9,668,608.41	9,682,436.26	13,827.85	9,682,436.26	6,454,932.31
86358BAH5	11,444.36	-	11,444.36	7,600.00	(3,844.36)	7,600.00	12,137.78
86358HRL5	227,783.68	-	227,783.68	61,403.81	(166,379.87)	61,403.81	86,971.95
86358R5Q6	141,013.37	-	141,013.37	124,445.32	(16,568.05)	124,445.32	79,901.94
86358R5R4	70,851.82	-	70,851.82	5,081.88	(65,769.94)	5,081.88	55,213.13
86358RA49	1,102,248.66	-	1,102,248.66	1,018,016.27	(84,232.39)	1,018,016.27	1,025,969.02
86358RUM7	144,265.60	-	144,265.60	140,834.85	(3,430.75)	140,834.85	83,173.74
86358RUR6	281,833.09	-	281,833.09	14,020.35	(267,812.74)	14,020.35	50,346.49
86358RZD2	131,567.35	-	131,567.35	68,070.84	(63,496.51)	68,070.84	81,051.70
86359A5E9	400,036.49	-	400,036.49	378,193.16	(21,843.33)	378,193.16	214,705.34
86359A6A6	5,190,884.87	-	5,190,884.87	2,144,186.81	(3,046,698.06)	2,144,186.81	3,592,486.76
86359ACD3	657,812.43	-	657,812.43	698,847.44	41,035.01	698,847.44	593,348.76
86359ACE1	127,525.58	-	127,525.58	85,720.82	(41,804.76)	85,720.82	149,763.67
86359AEH2	217,329.03	-	217,329.03	142,463.94	(74,865.09)	142,463.94	29,794.54
86359AKY8	451,672.18	-	451,672.18	57,429.05	(394,243.13)	57,429.05	41,163.12
86359ANH2	1,625,931.20	-	1,625,931.20	1,597,034.59	(28,896.61)	1,597,034.59	1,436,518.18
86359AVY6	694,899.37	-	694,899.37	441,719.00	(253,180.37)	441,719.00	319,881.65
86359AXX6	3,496,393.13	-	3,496,393.13	2,901,987.18	(594,405.95)	2,901,987.18	2,440,768.26
86359AZE6	1,601,903.60	-	1,601,903.60	963,580.68	(638,322.92)	963,580.68	756,923.90
86359B7K1	180,036.49	-	180,036.49	177,133.15	(2,903.34)	177,133.15	149,857.96
86359BCV1	917,250.87	-	917,250.87	102,911.66	(814,339.21)	102,911.66	593,416.52
86359BLS8	(765.52)	-	(765.52)	4,756.32	5,521.84	4,756.32	9,386.31
86359BU82	80,989.75	-	80,989.75	59,799.79	(21,189.96)	59,799.79	9,375.22
86359DUV7	100,228.40	-	100,228.40	70,000.00	(30,228.40)	70,000.00	56,732.20
86361EAM3	5,713.02	-	5,713.02	3,284.60	(2,428.42)	3,284.60	7,494.26
86361EAP6	1,867.20	-	1,867.20	1,103.11	(764.09)	1,103.11	4,902.72
86361HAA2	15,908,376.25	-	15,908,376.25	15,741,893.88	(166,482.37)	15,741,893.88	8,278,116.90
86362HAA1	11,806,558.99	-	11,806,558.99	11,542,168.84	(264,390.15)	11,542,168.84	6,744,277.80
86362PAD7	122,110.19	-	122,110.19	107,406.00	(14,704.19)	107,406.00	89,587.21
86363DAA9	12,327,347.55	-	12,327,347.55	12,257,792.25	(69,555.30)	12,257,792.25	6,628,012.46
86363HAB8	4,505,006.39	-	4,505,006.39	4,920,744.14	415,737.75	4,920,744.14	4,136,896.52
872224AD2	19,360,265.50	-	19,360,265.50	17,477,756.10	(1,882,509.40)	17,477,756.10	9,504,094.06
872224AK6	28,832.86	-	28,832.86	23,511.00	(5,321.86)	23,511.00	123,806.16
872224AL4	8,099.64	-	8,099.64	1,164.18	(6,935.46)	1,164.18	13,797.68
872227AE3	5,255,391.40	-	5,255,391.40	5,112,134.61	(143,256.79)	5,112,134.61	4,213,328.85
872227AM5	36,583.13	-	36,583.13	32,844.00	(3,739.13)	32,844.00	268,004.90
88157QAL2	963,204.69	-	963,204.69	903,069.62	(60,135.07)	903,069.62	1,216,408.62
89789KAC9	11,270.83	-	11,270.83	6,900.00	(4,370.83)	6,900.00	25,650.00
929227EN2	569,748.66	-	569,748.66	366,800.69	(202,947.97)	366,800.69	207,340.98
929227QB5	319,152.69	-	319,152.69	297,658.60	(21,494.09)	297,658.60	257,135.74
92922FQ76	492,060.13	-	492,060.13	405,902.60	(86,157.53)	405,902.60	280,065.77
92922FW61	1,691,317.87	-	1,691,317.87	1,626,676.33	(64,641.54)	1,626,676.33	1,107,227.53
92922FZF8	10,776,618.19	-	10,776,618.19	10,695,625.74	(80,992.45)	10,695,625.74	7,703,997.63
92925CBB7	5,342,724.98	-	5,342,724.98	5,283,888.27	(58,836.71)	5,283,888.27	3,459,548.28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92926SAB2	$37,659.12	$-	$37,659.12	$33,309.57	$(4,349.55)	$33,309.57	$31,677.85
92978EAA2	1,299,702.15	-	1,299,702.15	1,277,040.35	(22,661.80)	1,277,040.35	1,207,177.23
939335P90	136,353.31	-	136,353.31	24,812.73	(111,540.58)	24,812.73	105,085.13
9393363A9	482,453.05	-	482,453.05	429,963.70	(52,489.35)	429,963.70	438,545.75
9393365V1	2,188,779.74	-	2,188,779.74	2,194,352.58	5,572.84	2,194,352.58	1,760,086.24
939336PT4	264,641.23	-	264,641.23	75,014.80	(189,626.43)	75,014.80	61,371.06
939336X65	14,242,800.09	-	14,242,800.09	14,219,553.38	(23,246.71)	14,219,553.38	9,642,452.63
93934FJQ6	20,300,949.76	-	20,300,949.76	20,060,077.34	(240,872.42)	20,060,077.34	11,625,147.87
93934FMJ8	263,742.17	-	263,742.17	134,735.94	(129,006.23)	134,735.94	498,094.80
93934XAB9	1,814,260.94	-	1,814,260.94	1,794,115.38	(20,145.56)	1,794,115.38	1,802,322.38
93935AAE2	346,761.77	-	346,761.77	398,513.52	51,751.75	398,513.52	583,482.14
93935GAJ8	140,962.78	-	140,962.78	706.10	(140,256.68)	706.10	256,003.82
93935LAG3	153,138.70	-	153,138.70	50,369.66	(102,769.04)	50,369.66	158,381.51
93936JAM4	6,031.51	-	6,031.51	1,911.17	(4,120.34)	1,911.17	81,602.39
9497EVAF2	18,528.82	-	18,528.82	11,347.50	(7,181.32)	11,347.50	19,633.90
94983EAH6	16,211,475.69	-	16,211,475.69	16,192,004.62	(19,471.07)	16,192,004.62	13,657,428.60
94983TAE0	12,925,620.38	-	12,925,620.38	12,813,551.55	(112,068.83)	12,813,551.55	10,974,352.32
94983VAC9	9,097,159.83	-	9,097,159.83	8,692,723.09	(404,436.74)	8,692,723.09	8,522,414.47
94983YAQ2	5,376,220.47	-	5,376,220.47	5,308,861.83	(67,358.64)	5,308,861.83	4,332,505.87
Totals	$1,349,124,213.70	$-	$1,349,124,213.70	$1,290,817,167.68	$(58,307,046.02)	$1,290,817,167.68	$852,088,739.42

The following table lists impairments for loan-backed and structured securities for the three months ended September 30, 2009:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$519,208.77	$-	$519,208.77	$505,397.28	$(13,811.49)	$505,397.28	$431,544.10
004375CT6	7,163,799.24	2,320,488.32	9,484,287.56	9,484,287.55	(0.01)	9,484,287.55	7,603,980.73
004375EW7	1,412,259.63	(9,547.64)	1,402,711.99	1,215,557.40	(187,154.59)	1,215,557.40	1,054,591.76
004421TD5	1,640,313.96	(83,433.87)	1,556,880.09	1,395,269.58	(161,610.51)	1,395,269.58	603,332.40
00442FAB8	256,655.93	67,716.63	324,372.56	230,705.16	(93,667.40)	230,705.16	236,444.88
00442GAD2	1,907,979.94	2,091,086.82	3,999,066.76	3,124,322.03	(874,744.73)	3,124,322.03	3,153,383.33
00442JAE4	9,408,905.28	2,634,274.09	12,043,179.37	9,698,807.36	(2,344,372.01)	9,698,807.36	6,926,676.96
00442KAD3	4,530,278.00	1,014,609.95	5,544,887.95	4,412,473.61	(1,132,414.34)	4,412,473.61	2,762,424.19
00442LAD1	4,696,408.29	(298,978.62)	4,397,429.67	3,239,829.89	(1,157,599.78)	3,239,829.89	2,626,155.02
007034AQ4	9,932,047.59	-	9,932,047.59	8,177,107.14	(1,754,940.45)	8,177,107.14	6,315,489.20
007036CE4	276,597.44	(7,657.27)	268,940.17	27,673.33	(241,266.84)	27,673.33	50,000.00
007036FY7	267,715.87	(115,286.24)	152,429.63	46,375.37	(106,054.26)	46,375.37	25,491.51
007036GB6	1,112,630.46	28,476.25	1,141,106.71	1,141,195.35	88.64	1,141,195.35	356,724.66
007037BK9	4,376,248.93	174,940.68	4,551,189.61	2,812,608.70	(1,738,580.91)	2,812,608.70	2,106,840.61
01853GAB6	231,399.39	458,587.09	689,986.48	690,133.77	147.29	690,133.77	1,034,316.50
021455AB6	1,199,606.82	-	1,199,606.82	1,183,426.74	(16,180.08)	1,183,426.74	1,145,072.26
02146QAB9	18,139,547.18	(1,109,038.40)	17,030,508.78	16,602,919.70	(427,589.08)	16,602,919.70	9,826,134.14
02146TAQ0	23,322,301.50	(3,781,076.79)	19,541,224.71	18,632,146.52	(909,078.19)	18,632,146.52	16,793,527.25
02146YAD8	28,392,731.92	(1,298,316.49)	27,094,415.43	24,850,522.96	(2,243,892.47)	24,850,522.96	13,539,627.32
02147CAA1	12,032,963.00	(836,316.62)	11,196,646.38	11,146,023.16	(50,623.22)	11,146,023.16	6,660,035.47
02147DAB7	15,685,992.89	(1,423,193.90)	14,262,798.99	13,739,163.79	(523,635.20)	13,739,163.79	8,208,072.23
02147DAV3	2,659,658.94	381,732.43	3,041,391.37	2,786,404.27	(254,987.10)	2,786,404.27	1,852,975.82
02150MAB1	18,990,768.73	(2,272,583.08)	16,718,185.65	15,971,550.45	(746,635.20)	15,971,550.45	10,462,726.43
02639MAK2	19,054,674.06	(762,686.44)	18,291,987.62	18,291,987.62	-	18,291,987.62	13,047,387.11
02639MAM8	3,136,786.00	1,153,598.00	4,290,384.00	2,593,716.17	(1,696,667.83)	2,593,716.17	5,466,780.00
02660CAH3	250,275.32	559,387.76	809,663.08	784,773.38	(24,889.70)	784,773.38	272,569.10
02660TGN7	10,657,143.64	-	10,657,143.64	10,535,845.86	(121,297.78)	10,535,845.86	5,663,862.77
02660THA4	94,063.71	-	94,063.71	46,875.57	(47,188.14)	46,875.57	80,625.87
02660THL0	2,559,936.42	(330,934.05)	2,229,002.37	2,025,163.17	(203,839.20)	2,025,163.17	863,944.51
02660THT3	622,626.02	399,665.57	1,022,291.59	1,020,817.61	(1,473.98)	1,020,817.61	708,081.81
02660TJB0	28,906,129.30	(232,636.52)	28,673,492.78	28,315,779.46	(357,713.32)	28,315,779.46	13,601,174.72
02660VAK4	9,099.58	(9,369.79)	(270.21)	426.15	696.36	426.15	18,836.29
02660WAC0	24,520,208.95	(2,153,257.07)	22,366,951.88	21,454,399.72	(912,552.16)	21,454,399.72	11,771,553.20
02660XAD6	17,347,613.20	(1,191,995.95)	16,155,617.25	15,936,191.45	(219,425.80)	15,936,191.45	8,959,921.86
026929AD1	10,898,574.62	-	10,898,574.62	10,736,099.56	(162,475.06)	10,736,099.56	5,488,165.72
040104QN4	6,095,225.59	-	6,095,225.59	6,057,919.75	(37,305.84)	6,057,919.75	5,026,788.50
040104RV5	4,592,756.38	(123,260.12)	4,469,496.26	3,772,497.34	(696,998.92)	3,772,497.34	2,517,537.98
040104TG6	2,029,962.63	(124,581.79)	1,905,380.84	1,479,019.19	(426,361.65)	1,479,019.19	990,027.60
04012XAC9	844,620.86	-	844,620.86	759,834.46	(84,786.40)	759,834.46	495,326.07
04544TAB7	1,355,804.60	(280,621.33)	1,075,183.27	1,075,183.27	-	1,075,183.27	1,245,280.75
053642AC8	5,321,777.88	(371,777.88)	4,950,000.00	4,950,000.00	-	4,950,000.00	1,500,000.00
055294AA0	4,696,838.95	(945,422.18)	3,751,416.77	3,751,416.78	0.01	3,751,416.78	2,452,269.32
05535DCF9	9,821,744.05	(1,071,303.73)	8,750,440.32	8,750,440.31	(0.01)	8,750,440.31	5,750,898.37
05615P209	1,286,368.63	(589,368.63)	697,000.00	697,000.00	-	697,000.00	340,000.00
05615TAA0	5,007,026.16	(1,288,226.16)	3,718,800.00	3,718,800.00	-	3,718,800.00	1,080,000.00
056168AN7	4,346,552.00	1,373,448.00	5,720,000.00	5,720,000.00	-	5,720,000.00	500,000.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05616YAE0	$18,853,825.29	$(4,465,158.11)	$14,388,667.18	$14,388,667.18	$-	$14,388,667.18	$1,883,333.40
05617AMN8	34,594.93	-	34,594.93	2,310.04	(32,284.89)	2,310.04	14,596.18
05617BAA7	3,722,628.53	3,103,871.47	6,826,500.00	6,826,500.00	-	6,826,500.00	222,000.00
05946XJW4	170,338.75	(117,857.21)	52,481.54	52,477.87	(3.67)	52,477.87	158,146.37
05946XYB3	183,707.74	-	183,707.74	118,648.44	(65,059.30)	118,648.44	109,381.11
05946XYP2	1,428,514.72	-	1,428,514.72	1,330,552.30	(97,962.42)	1,330,552.30	773,023.36
05948XVJ7	815,068.00	114,504.11	929,572.11	902,461.25	(27,110.86)	902,461.25	202,681.69
05949AGR5	1,088,627.28	-	1,088,627.28	1,082,581.86	(6,045.42)	1,082,581.86	931,832.30
05949AHG8	6,613,855.55	-	6,613,855.55	6,501,312.64	(112,542.91)	6,501,312.64	5,982,534.38
05949ALH1	3,136,063.07	-	3,136,063.07	3,109,213.69	(26,849.38)	3,109,213.69	2,847,287.53
05950HAA9	28,262,827.99	(1,154,765.51)	27,108,062.48	27,038,486.91	(69,575.57)	27,038,486.91	20,120,243.68
06050HKY3	183,898.38	107,785.83	291,684.21	291,680.77	(3.44)	291,680.77	93,668.82
06652DAA7	8,246,372.76	(246,350.64)	8,000,022.12	7,959,884.65	(40,137.47)	7,959,884.65	4,385,454.26
07325HAC9	3,396,421.72	(37,314.22)	3,359,107.50	3,359,107.50	-	3,359,107.50	2,066,435.00
07325VAG9	3,340,344.14	(37,370.28)	3,302,973.86	2,902,615.24	(400,358.62)	2,902,615.24	2,138,970.12
07384MS60	4,802,277.96	(427,276.98)	4,375,000.98	4,367,915.95	(7,085.03)	4,367,915.95	3,674,773.49
07384MV33	56,469.35	149,524.72	205,994.07	214,436.54	8,442.47	214,436.54	236,688.54
073852AA3	4,849,248.05	-	4,849,248.05	4,807,800.46	(41,447.59)	4,807,800.46	4,403,044.26
073852AD7	4,331,840.60	(1,562,111.24)	2,769,729.36	2,164,167.52	(605,561.84)	2,164,167.52	1,627,815.00
073854AB7	15,735,555.94	1,003,379.75	16,738,935.69	15,361,791.55	(1,377,144.14)	15,361,791.55	10,384,084.09
073860AA6	2,827,917.98	(113,353.92)	2,714,564.06	2,623,863.37	(90,700.69)	2,623,863.37	2,211,259.89
073860AB4	3,147,261.45	47,965.59	3,195,227.04	2,841,322.73	(353,904.31)	2,841,322.73	2,075,165.70
07386HCP4	287,255.08	92,493.22	379,748.30	191,434.49	(188,313.81)	191,434.49	69,923.74
07386HEN7	683,827.45	197,897.45	881,724.90	852,425.17	(29,299.73)	852,425.17	183,905.88
07386HHW4	151,576.30	(117,136.18)	34,440.12	28,412.44	(6,027.68)	28,412.44	99,856.91
07386HJL6	380,590.74	51,484.69	432,075.43	424,530.53	(7,544.90)	424,530.53	431,673.79
07386HLU3	53,001.38	(40,308.61)	12,692.77	9,848.96	(2,843.81)	9,848.96	68,639.21
07386HSF9	207,583.40	4,598.76	212,182.16	85,616.79	(126,565.37)	85,616.79	112,096.48
07386HSP7	7,138,266.05	-	7,138,266.05	7,074,398.19	(63,867.86)	7,074,398.19	4,455,205.98
07386HYN5	57,906.24	(21,540.52)	36,365.72	35,975.20	(390.52)	35,975.20	43,711.49
073879PA0	1,587,600.00	313,374.00	1,900,974.00	1,795,558.69	(105,415.31)	1,795,558.69	659,730.00
073879QF8	1,328,399.34	(98,923.77)	1,229,475.57	1,171,121.69	(58,353.88)	1,171,121.69	649,962.49
073879Z92	11,350,187.74	681,869.83	12,032,057.57	11,367,569.79	(664,487.78)	11,367,569.79	4,120,809.48
07387AFA8	407,156.26	(7,974.91)	399,181.35	399,184.06	2.71	399,184.06	247,897.72
07387UHB0	29,857.49	84,717.94	114,575.43	10,137.29	(104,438.14)	10,137.29	95,307.24
07388EAA4	2,648,431.65	(327,186.43)	2,321,245.22	2,087,349.58	(233,895.64)	2,087,349.58	1,569,830.16
07388UAB6	1,894,719.76	(125,738.87)	1,768,980.89	1,597,444.86	(171,536.03)	1,597,444.86	1,308,020.00
07389LAA7	978,764.88	-	978,764.88	951,767.30	(26,997.58)	951,767.30	780,857.51
07389PAY6	671,883.04	(195,194.37)	476,688.67	354,984.94	(121,703.73)	354,984.94	281,451.61
07389VAA5	2,177,866.83	(223,129.66)	1,954,737.17	1,855,577.98	(99,159.19)	1,855,577.98	1,721,263.73
07400XAB4	6,160,794.91	(2,275,619.75)	3,885,175.16	3,600,099.61	(285,075.55)	3,600,099.61	1,783,112.33
07401EAA7	16,539,134.17	(4,399,772.21)	12,139,361.96	11,105,046.49	(1,034,315.47)	11,105,046.49	9,174,680.50
07401LAA1	18,438,834.77	(2,014,958.39)	16,423,876.38	16,423,876.38	-	16,423,876.38	9,280,464.75
07401LAQ6	4,994,293.71	(389,130.39)	4,605,163.32	4,579,487.64	(25,675.68)	4,579,487.64	2,610,532.26
07401LAT0	12,189.72	-	12,189.72	-	(12,189.72)	-	-
07401LBA0	556,503.37	115,133.88	671,637.25	676,731.96	5,094.71	676,731.96	741,652.79
07401UAB9	-	651,320.58	651,320.58	-	(651,320.58)	-	-
07820QAY1	18,863,836.78	(411,968.78)	18,451,868.00	18,352,306.98	(99,561.02)	18,352,306.98	12,499,070.11
07820QBL8	3,376,566.99	(136,328.89)	3,240,238.10	3,233,685.51	(6,552.59)	3,233,685.51	1,818,474.42
078446AB7	151,595.08	33,405.00	185,000.08	166,400.00	(18,600.08)	166,400.00	166,400.00
12489WQE7	1,982,150.96	(88,050.96)	1,894,100.00	1,538,342.85	(355,757.15)	1,538,342.85	813,420.00
12489WQH0	756,130.95	(107,825.17)	648,305.78	103,752.46	(544,553.32)	103,752.46	91,631.00
1248MAAD9	2,541,014.19	(528,869.19)	2,012,145.00	1,433,340.60	(578,804.40)	1,433,340.60	1,679,880.00
1248MEAE9	1,983,024.90	(149,056.65)	1,833,968.25	1,353,070.11	(480,898.14)	1,353,070.11	1,161,082.58
1248MEAG4	1,224,402.87	(51,403.72)	1,172,999.15	955,591.98	(217,407.17)	955,591.98	937,256.20
1248MGAJ3	259,895.47	(5,620.38)	254,275.09	254,246.64	(28.45)	254,246.64	257,087.82
1248RHAD9	4,825,729.33	624,421.61	5,450,150.94	4,688,108.38	(762,042.56)	4,688,108.38	2,622,062.01
12498NAB9	1,639,061.21	(18,936.42)	1,620,124.79	1,463,465.46	(156,659.33)	1,463,465.46	1,169,679.50
12544WAK3	1,396,569.43	(463,642.49)	932,926.94	932,916.32	(10.62)	932,916.32	1,360,197.70
12567AAF4	577,626.82	203,879.63	781,506.45	787,811.24	6,304.79	787,811.24	878,129.07
12627HAN0	-	11,466.84	11,466.84	1,367.93	(10,098.91)	1,367.93	1,683.51
12629EAK1	54,524.12	21,017.46	75,541.58	20,271.04	(55,270.54)	20,271.04	63,138.27
12629EAL9	8,583.86	2,453.62	11,037.48	1,360.90	(9,676.58)	1,360.90	3,134.03
12638PAL3	15,184.14	(438.66)	14,745.48	1,666.44	(13,079.04)	1,666.44	15,146.04
12666XAB3	7,019,185.30	(923,288.60)	6,095,896.70	5,223,181.76	(872,714.94)	5,223,181.76	4,569,055.09
126670HG6	9,352,673.98	-	9,352,673.98	9,355,922.98	3,249.00	9,355,922.98	10,084,815.90
126670JD1	1,863,962.52	(192,104.00)	1,671,858.52	1,574,212.30	(97,646.22)	1,574,212.30	1,283,185.56
126670KN7	1,678,388.88	356,254.93	2,034,643.81	1,882,551.51	(152,092.30)	1,882,551.51	841,961.40
126670LN6	2,415,597.36	626,916.91	3,042,514.27	3,042,514.26	(0.01)	3,042,514.26	1,460,640.00
126670LP1	7,123,064.58	(596,888.59)	6,526,175.99	5,761,620.57	(764,555.42)	5,761,620.57	2,062,295.21
126670PG7	2,444,356.65	610,383.35	3,054,740.00	3,054,739.99	(0.01)	3,054,739.99	973,650.00
126670TU2	203,746.99	(7,048.14)	196,698.85	188,591.24	(8,107.61)	188,591.24	166,127.47
126670WT1	5,701,723.83	(140,685.72)	5,561,038.11	5,410,642.91	(150,395.20)	5,410,642.91	4,024,154.69
12667F2A2	225,614.10	(54,562.89)	171,051.21	170,407.29	(643.92)	170,407.29	57,084.58
12667FBJ3	2,827,064.21	(108,914.75)	2,718,149.46	2,515,383.04	(202,766.42)	2,515,383.04	1,926,746.07
12667FUL7	363,818.07	668,569.98	1,032,388.05	768,054.37	(264,333.68)	768,054.37	362,632.08
12667G4D2	32,994.70	5,056.87	38,051.57	38,064.70	13.13	38,064.70	47,697.12
12667GME0	18,880,537.38	(297,783.85)	18,582,753.53	18,548,991.69	(33,761.84)	18,548,991.69	10,248,733.30
12667GR62	13,052,068.54	(667,748.98)	12,384,319.56	12,339,645.63	(44,673.93)	12,339,645.63	7,945,081.82

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667GRW5	$921,422.11	$(71,616.46)	$849,805.65	$823,931.16	$(25,874.49)	$823,931.16	$280,986.90
12667GS20	16,531,807.96	(743,582.23)	15,788,225.73	15,720,911.25	(67,314.48)	15,720,911.25	9,005,883.82
12667GWF6	11,062,552.39	(800,695.78)	10,261,856.61	9,789,343.33	(472,513.28)	9,789,343.33	5,977,273.89
12667GYX5	1,336,434.97	(59,584.11)	1,276,850.86	1,276,934.26	83.40	1,276,934.26	1,221,145.30
12667NAC2	302,475.15	(34,563.72)	267,911.43	251,911.17	(16,000.26)	251,911.17	202,228.60
126684AC3	3,671,234.92	56,724.11	3,727,959.03	2,519,422.70	(1,208,536.33)	2,519,422.70	2,717,065.70
12668A3Q6	11,532,394.21	(1,224,490.18)	10,307,904.03	10,091,603.67	(216,300.36)	10,091,603.67	3,642,147.56
12668A3V5	11,258.20	3,341.34	14,599.54	6,673.14	(7,926.40)	6,673.14	31,045.27
12668A4B8	18,711,254.76	(1,395,504.10)	17,315,750.66	17,315,750.66	-	17,315,750.66	9,127,366.92
12668A4G7	14,011.78	27,523.14	41,534.92	15,366.29	(26,168.63)	15,366.29	73,212.54
12668AAY1	106,643.39	6,625.29	113,268.68	113,380.18	111.50	113,380.18	183,254.18
12668ACG8	4,998,888.12	(153,482.01)	4,845,406.11	4,845,406.08	(0.03)	4,845,406.08	3,609,924.61
12668ACZ6	4,499,766.63	(173,854.08)	4,325,912.55	4,137,284.50	(188,628.05)	4,137,284.50	2,379,271.66
12668AEV3	15,081,269.65	(829,384.30)	14,251,885.35	13,690,673.49	(561,211.86)	13,690,673.49	8,133,735.72
12668AEZ4	85,623.07	(59,104.31)	26,518.76	26,518.61	(0.15)	26,518.61	84,444.08
12668AFA8	-	30,018.43	30,018.43	30,018.43	-	30,018.43	263,873.71
12668AGW9	3,741,720.38	(345,539.94)	3,396,180.44	3,388,293.64	(7,886.80)	3,388,293.64	2,866,088.17
12668APF6	546,648.54	-	546,648.54	528,509.16	(18,139.38)	528,509.16	389,806.39
12668ATY1	64,981.06	285.75	65,266.81	65,301.40	34.59	65,301.40	96,700.87
12668AUD5	22,947.44	(17,168.66)	5,778.78	5,778.80	0.02	5,778.80	11,618.93
12668AVP7	9,011,861.26	(149,623.93)	8,862,237.33	8,786,969.57	(75,267.76)	8,786,969.57	4,809,012.14
12668AWQ4	63,064.95	(41,182.86)	21,882.09	21,891.84	9.75	21,891.84	76,664.17
12668BAU7	256,515.37	72,316.61	328,831.98	331,444.91	2,612.93	331,444.91	411,142.82
12668BB77	31,401,310.26	(1,312,292.16)	30,089,018.10	27,235,988.98	(2,853,029.12)	27,235,988.98	15,870,222.21
12668BDR1	62,791.96	(34,399.63)	28,392.33	9,544.23	(18,848.10)	9,544.23	77,363.31
12668BE33	17,706,796.02	-	17,706,796.02	16,793,629.68	(913,166.34)	16,793,629.68	8,840,208.91
12668VAB5	-	620,497.66	620,497.66	-	(620,497.66)	-	-
126694A99	16,898.38	(10,895.47)	6,002.91	6,003.39	0.48	6,003.39	17,439.22
126694F86	20,391.45	(15,609.59)	4,781.86	2,247.30	(2,534.56)	2,247.30	18,426.75
126694N46	5,470,899.87	(86,756.35)	5,384,143.52	5,360,641.34	(23,502.18)	5,360,641.34	3,671,788.82
126694P36	13,351.26	(7,740.95)	5,610.31	1,755.02	(3,855.29)	1,755.02	26,949.00
126694YW2	-	8,580.56	8,580.56	3,829.91	(4,750.65)	3,829.91	35,756.56
126694ZB7	92,124.00	(43,841.51)	48,282.49	14,982.76	(33,299.73)	14,982.76	87,298.75
126694ZD3	10,000.05	(6,657.19)	3,342.86	1,305.16	(2,037.70)	1,305.16	9,044.43
12669EJ56	301,531.31	-	301,531.31	286,548.50	(14,982.81)	286,548.50	67,864.28
12669FKR3	304,143.53	(11,418.61)	292,724.92	292,930.75	205.83	292,930.75	281,052.68
12669FP23	926,517.96	(144,719.28)	781,798.68	581,479.73	(200,318.95)	581,479.73	773,778.26
12669FP31	380,634.09	148,409.28	529,043.37	529,599.59	556.22	529,599.59	2,648,192.87
12669FVD2	1,169,620.10	(65,066.69)	1,104,553.41	1,077,602.48	(26,950.93)	1,077,602.48	1,003,245.17
12669FW82	1,314,727.94	(10,002.13)	1,304,725.81	1,287,811.50	(16,914.31)	1,287,811.50	868,963.99
12669GKH3	15,331,821.57	(276,763.61)	15,055,057.96	15,002,316.60	(52,741.36)	15,002,316.60	10,052,878.55
12669GPB1	16,950.71	9,248.94	26,199.65	26,230.15	30.50	26,230.15	53,255.89
12669GRM5	3,911,114.03	(384,606.77)	3,526,507.26	3,513,044.42	(13,462.84)	3,513,044.42	1,780,769.18
12669GRQ6	10,272,369.54	(1,065,274.43)	9,207,095.11	9,207,134.49	39.38	9,207,134.49	4,609,484.89
12669GTV3	467,078.28	-	467,078.28	452,088.33	(14,989.95)	452,088.33	243,610.29
12669GUR0	4,439,724.36	-	4,439,724.36	4,240,384.06	(199,340.30)	4,240,384.06	2,441,775.73
12669GXW6	471,356.95	(139,215.79)	332,141.16	317,212.09	(14,929.07)	317,212.09	463,602.20
14454AAB5	4,471,714.44	(55,600.07)	4,416,114.37	3,857,608.47	(558,505.90)	3,857,608.47	4,164,604.52
172939AB6	15,337.86	-	15,337.86	13,118.45	(2,219.41)	13,118.45	15,336.27
172981AK8	342,521.18	(31,891.65)	310,629.53	310,632.30	2.77	310,632.30	389,038.34
172981AL6	151,789.82	(25,449.25)	126,340.57	126,414.10	73.53	126,414.10	240,485.38
17307G3D8	2,598,040.25	-	2,598,040.25	2,350,810.16	(247,230.09)	2,350,810.16	1,117,297.50
17307GH76	463,195.26	(55,298.08)	407,897.18	407,963.50	66.32	407,963.50	270,268.29
17307GH84	131,176.06	1,655.85	132,831.91	132,825.92	(5.99)	132,825.92	108,707.01
17307GMQ8	8,616,619.66	(505,406.42)	8,111,213.24	8,111,213.24	-	8,111,213.24	7,609,572.61
17307GN79	418,283.59	(315,563.30)	102,720.29	102,725.13	4.84	102,725.13	414,688.77
17307GPE2	18,552,801.73	(4,842,253.54)	13,710,548.19	13,710,548.20	0.01	13,710,548.20	12,283,335.08
17307GPW2	513,103.85	(424,513.73)	88,590.12	88,590.13	0.01	88,590.13	165,726.90
17307GYD4	2,829,465.75	(31,728.82)	2,797,736.93	2,797,736.96	0.03	2,797,736.96	2,803,004.85
17309CAL9	79,993.93	(52,423.25)	27,570.68	10,146.60	(17,424.08)	10,146.60	59,030.30
17309MAB9	13,156,128.34	(395,030.64)	12,761,097.70	10,885,808.42	(1,875,289.28)	10,885,808.42	9,089,032.68
17309MAF0	220,729.10	11,570.76	232,299.86	58,628.93	(173,670.93)	58,628.93	59,073.95
17309NAH4	774,441.64	(174,961.62)	599,480.02	373,732.49	(225,747.53)	373,732.49	1,317,984.39
17309QAC8	9,483,531.50	-	9,483,531.50	9,131,483.87	(352,047.63)	9,131,483.87	6,448,000.00
17309QAM6	9,141.75	-	9,141.75	4,197.12	(4,944.63)	4,197.12	8,836.65
17309RAM4	56,280.88	(4,625.89)	51,654.99	13,656.64	(37,998.35)	13,656.64	73,720.22
17309SAC4	8,925,171.25	(504,005.88)	8,421,165.37	6,941,987.90	(1,479,177.47)	6,941,987.90	5,687,470.00
17309SAM2	4,636.01	4,720.97	9,356.98	2,553.02	(6,803.96)	2,553.02	5,013.99
17309SAN0	7,214.87	(137.27)	7,077.60	1,509.08	(5,568.52)	1,509.08	2,668.08
17309YAJ6	54,564.03	20,288.62	74,852.65	39,911.23	(34,941.42)	39,911.23	114,422.81
17309YAK3	-	28,604.03	28,604.03	4,216.72	(24,387.31)	4,216.72	42,204.10
17310UAE2	51,053.34	(27,826.82)	23,226.52	4,863.91	(18,362.61)	4,863.91	37,520.51
17311FAL8	30,887.23	(21,445.18)	9,442.05	154.36	(9,287.69)	154.36	222,132.05
17311YAC7	3,150,249.53	480,130.23	3,630,379.76	2,862,498.86	(767,880.90)	2,862,498.86	2,101,458.18
17312TAH6	1,893,993.95	(226,464.53)	1,667,529.42	1,440,032.26	(227,497.16)	1,440,032.26	1,534,891.53
22540V3F7	1,890,042.00	559,538.77	2,449,580.77	2,449,442.72	(138.05)	2,449,442.72	507,466.40
22540V5D0	115,031.22	(28,738.44)	86,292.78	86,191.16	(101.62)	86,191.16	74,035.85
22540VQ70	899,974.17	236,261.77	1,136,235.94	1,136,235.94	-	1,136,235.94	623,860.28
22541N5E5	1,473,419.26	-	1,473,419.26	1,369,780.86	(103,638.40)	1,369,780.86	691,510.56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NBT5	$1,074,616.32	$347,070.61	$1,421,686.93	$1,420,919.03	$(767.90)	$1,420,919.03	$859,509.76
22541NFL8	5,118,467.49	(127,761.32)	4,990,706.17	4,990,706.20	0.03	4,990,706.20	2,288,500.02
22541NUB3	2,880,202.96	(91,441.62)	2,788,761.34	2,789,444.82	683.48	2,789,444.82	2,398,709.70
22541Q4M1	663,173.64	613,317.19	1,276,490.83	1,276,344.86	(145.97)	1,276,344.86	618,494.55
22541QDB5	552,429.99	-	552,429.99	541,611.89	(10,818.10)	541,611.89	312,958.91
22541QFK3	481,402.84	(110,640.98)	370,761.86	370,790.64	28.78	370,790.64	331,650.58
22541QJR4	330,174.13	245,780.50	575,954.63	575,938.00	(16.63)	575,938.00	262,950.66
22541QV25	578,646.08	220,527.23	799,173.31	798,461.81	(711.50)	798,461.81	91,246.41
22541SFL7	852.18	(105.66)	746.52	69.29	(677.23)	69.29	510.78
22541SJV1	3,738,393.83	(4,813.15)	3,733,580.68	3,733,580.68	-	3,733,580.68	962,824.24
22541SRC4	434,980.63	93,437.29	528,417.92	528,417.92	-	528,417.92	385,161.77
22541SRZ3	31,598.34	(7,509.28)	24,089.06	12,763.53	(11,325.53)	12,763.53	43,762.64
22541SSD1	314,047.25	(127,205.03)	186,842.22	187,095.50	253.28	187,095.50	865,190.68
22541SXR4	2,613,816.01	(531,847.60)	2,081,968.41	1,786,429.75	(295,538.66)	1,786,429.75	869,884.19
225458RG5	124,076.57	(79,230.82)	44,845.75	44,845.76	0.01	44,845.76	48,115.99
225470C84	82,798.50	(68,343.29)	14,455.21	167.58	(14,287.63)	167.58	6,703.04
225470R70	96,510.45	(53,517.70)	42,992.75	5,549.27	(37,443.48)	5,549.27	63,483.41
225470R88	15,198.33	(5,180.78)	10,017.55	1,203.65	(8,813.90)	1,203.65	10,731.34
2254W0KK0	212,092.46	(310,532.74)	(98,440.28)	(106,103.50)	(7,663.22)	(106,103.50)	145,399.74
2254W0NK7	1,547,996.44	(160,746.35)	1,387,250.09	1,182,221.51	(205,028.58)	1,182,221.51	802,850.58
22943HAD8	14,216,322.80	(597,627.00)	13,618,695.80	12,658,026.12	(960,669.68)	12,658,026.12	7,054,053.00
22943HAK2	30,517.90	15,690.33	46,208.23	201.96	(46,006.27)	201.96	8,097.82
23242TAB2	4,953,226.88	(301,664.83)	4,651,562.05	4,063,349.86	(588,212.19)	4,063,349.86	3,404,713.15
23243AAD8	1,565,156.10	(124,145.33)	1,441,010.77	1,293,891.82	(147,118.95)	1,293,891.82	743,267.56
23244FAM6	24,363.20	(20,376.13)	3,987.07	88.50	(3,898.57)	88.50	31,646.43
23244LAB7	4,296,125.45	(919,083.73)	3,377,041.72	2,921,778.81	(455,262.91)	2,921,778.81	2,582,580.00
23245QAA7	2,760,260.16	(106,228.45)	2,654,031.71	2,609,924.65	(44,107.06)	2,609,924.65	1,467,295.67
23248AAJ0	1,565,856.87	(105,779.76)	1,460,077.11	1,301,324.71	(158,752.40)	1,301,324.71	1,068,942.12
23332UAC8	5,807,742.68	(13,168.35)	5,794,574.33	5,741,469.60	(53,104.73)	5,741,469.60	3,866,071.61
23332UAR5	10,467,214.03	(18,172.73)	10,449,041.30	10,449,041.30	-	10,449,041.30	6,182,658.05
23332UAS3	277,932.48	-	277,932.48	206,727.94	(71,204.54)	206,727.94	65,384.78
23332UBV5	7,460,439.38	(479,169.10)	6,981,270.28	6,981,270.28	-	6,981,270.28	4,313,808.10
23332UCM4	658,612.31	-	658,612.31	643,759.22	(14,853.09)	643,759.22	401,892.70
23332UDU5	22,851,604.71	(656,343.79)	22,195,260.92	22,100,532.47	(94,728.45)	22,100,532.47	13,289,579.24
23332UFV1	1,605,962.27	(74,651.56)	1,531,310.71	1,531,310.71	-	1,531,310.71	843,104.65
251508AB3	12,475,288.19	(297,899.32)	12,177,388.87	10,617,465.44	(1,559,923.43)	10,617,465.44	6,145,035.48
25150PAD1	32,778.73	(16,297.96)	16,480.77	1,959.61	(14,521.16)	1,959.61	4,542.36
251510FB4	8,549,333.83	(194,897.70)	8,354,436.13	7,642,454.65	(711,981.48)	7,642,454.65	5,761,634.00
251510FL2	159,899.64	-	159,899.64	156,803.09	(3,096.55)	156,803.09	227,998.74
251510HS5	13,603,006.39	(1,103,261.72)	12,499,744.67	12,076,035.59	(423,709.08)	12,076,035.59	8,439,838.24
251510NB5	6,034,679.55	-	6,034,679.55	5,767,870.03	(266,809.52)	5,767,870.03	3,683,705.40
251510NC3	8,740,923.18	5,593,334.86	14,334,258.04	14,334,258.03	(0.01)	14,334,258.03	2,968,247.91
25151AAA9	4,856,137.55	2,503,372.19	7,359,509.74	6,689,907.58	(669,602.16)	6,689,907.58	3,929,711.54
251563DR0	102,525.63	(50,707.75)	51,817.88	32,476.26	(19,341.62)	32,476.26	102,321.81
26248PMM0	10,997.67	-	10,997.67	2,416.74	(8,580.93)	2,416.74	5,730.01
26410MAF7	5,233,856.64	(2,757,559.00)	2,476,297.64	2,700,672.60	224,374.96	2,700,672.60	527,148.00
26410WAD0	3,213,269.77	413,203.94	3,626,473.71	3,097,151.46	(529,322.25)	3,097,151.46	856,615.50
26441EAC5	401,016.00	(116,766.00)	284,250.00	284,250.00	-	284,250.00	175,000.00
26441NAA9	-	53,400.00	53,400.00	16,200.00	(37,200.00)	16,200.00	16,200.00
26441NAB7	-	31,000.00	31,000.00	10,800.00	(20,200.00)	10,800.00	10,800.00
29108PAB0	(134,092.48)	2,264,092.48	2,130,000.00	2,130,000.00	-	2,130,000.00	1,100,000.00
30247DAD3	2,051,017.09	(1,137,411.77)	913,605.32	845,088.51	(68,516.81)	845,088.51	1,000,034.00
316599AB5	140,483.38	-	140,483.38	136,159.33	(4,324.05)	136,159.33	131,868.91
31678UAA7	289,345.77	159,741.30	449,087.07	448,714.56	(372.51)	448,714.56	228,687.27
318340AB2	1,106,527.87	449,771.16	1,556,299.03	1,315,378.39	(240,920.64)	1,315,378.39	611,000.01
32027NLM1	10,391.79	(1,561.24)	8,830.55	8,830.55	-	8,830.55	9,161.00
32051DCK6	563,580.03	-	563,580.03	552,360.05	(11,219.98)	552,360.05	551,934.49
32051DRA2	115,648.30	-	115,648.30	109,462.89	(6,185.41)	109,462.89	101,136.64
32051DV33	794,995.19	(53,051.26)	741,943.93	742,001.26	57.33	742,001.26	631,716.89
32051GBV6	195,657.25	-	195,657.25	190,371.32	(5,285.93)	190,371.32	247,779.49
32051GCF0	554,677.61	(231,053.37)	323,624.24	260,229.45	(63,394.79)	260,229.45	479,396.76
32051GFF7	114,141.34	(49,374.38)	64,766.96	38,252.95	(26,514.01)	38,252.95	44,989.43
32051GVN2	3,821,650.34	-	3,821,650.34	3,791,624.29	(30,026.05)	3,791,624.29	3,605,696.38
32051GZS7	7,648,650.03	(484,876.35)	7,163,773.68	6,908,445.51	(255,328.17)	6,908,445.51	5,687,933.60
32052CAD5	187.27	-	187.27	-	(187.27)	-	-
32056CAH2	18,026,259.76	(719,438.20)	17,306,821.56	17,195,946.42	(110,875.14)	17,195,946.42	13,160,090.74
32113JAA3	745,161.46	-	745,161.46	730,438.24	(14,723.22)	730,438.24	399,219.66
32113JBV6	690,144.22	(368,021.55)	322,122.67	228,030.96	(94,091.71)	228,030.96	118,856.40
35729RAE6	10,399,373.35	(270,043.94)	10,129,329.41	7,883,777.67	(2,245,551.74)	7,883,777.67	8,255,183.02
35952Z007	12,597,726.70	(4,238,353.77)	8,359,372.93	8,065,469.68	(293,903.25)	8,065,469.68	2,239,090.41
35952Z023	10,157,208.88	(3,420,733.95)	6,736,474.93	6,509,562.83	(226,912.10)	6,509,562.83	1,725,443.26
35952Z031	10,918,604.98	(3,621,147.46)	7,297,457.52	6,890,943.13	(406,514.39)	6,890,943.13	1,698,588.00
35952Z049	9,616,866.38	(3,111,100.34)	6,505,766.04	5,920,336.51	(585,429.53)	5,920,336.51	1,433,549.70
35952Z056	9,823,862.10	(3,161,367.50)	6,662,494.60	6,015,993.51	(646,501.09)	6,015,993.51	1,367,656.20
35952Z064	10,038,057.69	(3,213,383.11)	6,824,674.58	6,114,977.70	(709,696.88)	6,114,977.70	1,448,192.70
35952ZA06	27,551,645.51	(13,015,358.19)	14,536,287.32	11,259,327.99	(3,276,959.33)	11,259,327.99	3,837,485.15
35952ZA14	1,310,604.18	(608,032.74)	702,571.44	525,997.05	(176,574.39)	525,997.05	172,084.53
35952ZA22	2,174,056.20	(1,016,132.73)	1,157,923.47	879,036.25	(278,887.22)	879,036.25	266,455.75
36228FU38	133,252.51	(23,408.35)	109,844.16	110,225.32	381.16	110,225.32	135,474.16

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
362334EB6	$11,750,921.86	$(409,585.78)	$11,341,336.08	$10,432,832.98	$(908,503.10)	$10,432,832.98	$7,905,838.40
362334FS8	1,498,434.51	(52,548.01)	1,445,886.50	1,268,784.30	(177,102.20)	1,268,784.30	896,004.31
362341SG5	973,759.47	(251,383.68)	722,375.79	722,619.50	243.71	722,619.50	841,148.33
362341VU0	22,216,825.75	(706,260.26)	21,510,565.49	21,510,565.56	0.07	21,510,565.56	14,506,947.50
362341XE4	24,725,080.51	(1,120,609.69)	23,604,470.82	23,619,213.22	14,742.40	23,619,213.22	20,524,915.29
36242D3Z4	99,672.30	18,970.87	118,643.17	57,525.76	(61,117.41)	57,525.76	37,989.60
36242DBY8	1,514,752.44	(11,567.69)	1,503,184.75	1,503,222.82	38.07	1,503,222.82	1,542,213.75
36242DBZ5	736,203.43	(295,389.29)	440,814.14	431,349.89	(9,464.25)	431,349.89	174,847.45
36242DGA5	255,499.68	(78,936.04)	176,563.64	131,227.71	(45,335.93)	131,227.71	109,513.40
362437AC9	2,904,701.65	-	2,904,701.65	2,766,512.29	(138,189.36)	2,766,512.29	2,200,124.57
36244LAA1	3,592,536.98	(35,823.51)	3,556,713.47	3,346,055.90	(210,657.57)	3,346,055.90	2,781,928.22
362480AD7	20,578,094.31	(1,551,939.62)	19,026,154.69	17,271,484.62	(1,754,670.07)	17,271,484.62	10,506,726.52
38012UAA7	702,306.52	(135,212.34)	567,094.18	567,094.18	-	567,094.18	463,963.48
39538AAN6	112,699.15	(42,873.56)	69,825.59	6,620.32	(63,205.27)	6,620.32	46,850.28
39538RAB5	12,822,232.56	(211,618.14)	12,610,614.42	12,610,614.42	-	12,610,614.42	6,530,042.45
39538RBB4	14,678,426.13	-	14,678,426.13	14,242,584.03	(435,842.10)	14,242,584.03	7,704,968.48
39538WBH0	18,553.24	(5,118.63)	13,434.61	12,049.27	(1,385.34)	12,049.27	10,356.98
39538WEU8	40,208.50	(8,527.45)	31,681.05	1,855.69	(29,825.36)	1,855.69	18,233.47
39538WFH6	12,189,549.72	(450,769.55)	11,738,780.17	11,497,667.50	(241,112.67)	11,497,667.50	5,790,767.49
39538WHF8	35,953,806.23	(2,193,286.66)	33,760,519.57	33,038,438.02	(722,081.55)	33,038,438.02	17,810,559.51
39539GAA0	5,782,377.38	-	5,782,377.38	5,687,762.28	(94,615.10)	5,687,762.28	3,254,887.46
40430HAJ7	224,963.40	(53,507.84)	171,455.56	68,648.39	(102,807.17)	68,648.39	51,328.98
40430HBH0	26,420.54	6,245.24	32,665.78	6,438.06	(26,227.72)	6,438.06	8,564.40
40430HBJ6	1,430.41	10,873.51	12,303.92	2,561.10	(9,742.82)	2,561.10	3,899.46
40430HCQ9	17,350.80	(9,836.80)	7,514.00	3,267.41	(4,246.59)	3,267.41	10,485.80
40430HDC9	1,851,099.68	-	1,851,099.68	1,792,320.84	(58,778.84)	1,792,320.84	1,382,382.87
40430HEB0	63,957.60	(12,947.84)	51,009.76	40,225.13	(10,784.63)	40,225.13	60,728.90
40430HFL7	1,956,176.05	-	1,956,176.05	1,906,241.76	(49,934.29)	1,906,241.76	1,318,660.00
40430MAB3	774,684.30	-	774,684.30	498,323.78	(276,360.52)	498,323.78	427,663.10
40430VAG2	8,658,131.22	1,992,799.59	10,650,930.81	10,650,930.84	0.03	10,650,930.84	6,347,544.39
40430YAD3	1,120,844.61	476,051.43	1,596,896.04	1,595,797.52	(1,098.52)	1,595,797.52	1,032,149.37
40431HAT4	36,041.61	(675.07)	35,366.54	3,884.33	(31,482.21)	3,884.33	47,067.21
40431KAA8	218,202.31	-	218,202.31	199,872.54	(18,329.77)	199,872.54	171,190.71
40431KAE0	7,121,578.31	(179,682.76)	6,941,895.55	5,616,940.27	(1,324,955.28)	5,616,940.27	4,391,833.37
40431KAL4	-	29,984.05	29,984.05	356.28	(29,627.77)	356.28	39,389.28
40431KAN0	3,059.18	(2,656.02)	403.16	7.99	(395.17)	7.99	5,149.68
40431RAN5	42,004.00	(25,007.00)	16,997.00	7,087.43	(9,909.57)	7,087.43	40,890.00
40431XAE2	5,000,000.00	(561,010.00)	4,438,990.00	3,669,719.88	(769,270.12)	3,669,719.88	2,298,750.00
40431XAF9	1,652,330.35	(203,975.66)	1,448,354.69	1,186,537.22	(261,817.47)	1,186,537.22	2,520,998.43
41161PA86	2,172,925.09	(184,140.35)	1,988,784.74	1,982,904.87	(5,879.87)	1,982,904.87	1,517,659.57
41161PFR9	1,486,451.33	(24,007.88)	1,462,443.45	1,462,165.21	(278.24)	1,462,165.21	948,636.14
41161PH55	42,645.44	(24,922.09)	17,723.35	3,658.60	(14,064.75)	3,658.60	54,018.22
41161PHC0	8,923,425.56	-	8,923,425.56	8,884,066.38	(39,359.18)	8,884,066.38	5,672,667.45
41161PHU0	8,601,760.49	(145,308.40)	8,456,452.09	8,430,019.21	(26,432.88)	8,430,019.21	5,932,136.36
41161PHZ9	70,913.71	82,797.01	153,710.72	153,889.42	178.70	153,889.42	180,593.67
41161PKH5	757,675.22	(22,173.52)	735,501.70	725,024.85	(10,476.85)	725,024.85	396,503.30
41161PL43	24,615,331.86	(2,590,119.02)	22,025,212.84	21,612,784.20	(412,428.64)	21,612,784.20	11,709,148.24
41161PLR2	14,244,717.90	(385,166.07)	13,859,551.83	13,825,335.74	(34,216.09)	13,825,335.74	8,366,287.54
41161PMG5	17,253,098.35	(435,416.46)	16,817,681.89	16,726,726.35	(90,955.54)	16,726,726.35	9,864,976.57
41161PQU0	15,032,844.26	(509,899.05)	14,522,945.21	14,404,648.24	(118,296.97)	14,404,648.24	8,046,381.00
41161PSC8	187,355.22	(104,485.09)	82,870.13	33,906.46	(48,963.67)	33,906.46	128,673.17
41161PTN3	2,488,737.90	-	2,488,737.90	2,403,295.01	(85,442.89)	2,403,295.01	1,429,172.80
41161PTP8	1,047,870.97	(49,765.79)	998,105.18	894,911.80	(103,193.38)	894,911.80	381,718.55
41161PWB5	8,018,119.10	(221,789.19)	7,796,329.91	7,739,206.28	(57,123.63)	7,739,206.28	4,267,591.76
41161PXH1	920,291.74	-	920,291.74	916,897.69	(3,394.05)	916,897.69	556,437.84
41161PZR7	118,106.83	(67,955.53)	50,151.30	50,150.84	(0.46)	50,150.84	144,552.84
41162DAF6	11,701,738.11	(661,584.41)	11,040,153.70	11,040,153.68	(0.02)	11,040,153.68	6,862,911.53
41164LAB5	17,946,999.15	(161,791.91)	17,785,207.24	16,997,897.58	(787,309.66)	16,997,897.58	8,449,856.09
43739EAP2	22,961,392.55	(820,456.47)	22,140,936.08	22,140,936.08	-	22,140,936.08	12,892,201.96
43739EBJ5	10,261,824.53	-	10,261,824.53	10,189,859.48	(71,965.05)	10,189,859.48	7,276,570.28
43739EBS5	10,255,869.16	-	10,255,869.16	10,210,251.89	(45,617.27)	10,210,251.89	6,956,810.14
44328AAB6	110,785.78	-	110,785.78	97,220.60	(13,565.18)	97,220.60	91,241.98
45071KDD3	2,258,869.68	(21,618.04)	2,237,251.64	1,959,951.95	(277,299.69)	1,959,951.95	1,845,852.93
45254NHV2	371,610.30	-	371,610.30	367,980.49	(3,629.81)	367,980.49	123,297.15
45254NJG3	1,549,447.63	(6,571.48)	1,542,876.15	1,538,876.76	(3,999.39)	1,538,876.76	928,880.28
45254NJK4	263,296.35	-	263,296.35	248,823.16	(14,473.19)	248,823.16	227,276.45
45254NJP3	205,413.04	36,624.01	242,037.05	217,461.32	(24,575.73)	217,461.32	80,537.81
45254NJV0	1,138,070.34	(9,708.64)	1,128,361.70	1,128,361.70	-	1,128,361.70	788,426.01
45254NJX6	292,353.93	6,584.43	298,938.36	298,704.57	(233.79)	298,704.57	289,072.22
45254NKA4	495,568.65	(65,119.76)	430,448.89	431,215.66	766.77	431,215.66	321,464.99
45254NKD8	4,629,985.41	-	4,629,985.41	4,626,242.43	(3,742.98)	4,626,242.43	3,429,700.17
45254NKF3	5,907,974.72	(4,269.54)	5,903,705.18	5,903,705.18	-	5,903,705.18	4,022,194.93
45254NKK2	283,289.05	(174,576.02)	108,713.03	107,138.87	(1,574.16)	107,138.87	60,564.22
45254NKX4	7,161,988.36	(10,938.73)	7,151,049.63	7,000,982.48	(150,067.15)	7,000,982.48	4,810,195.34
45254NNP8	15,300,516.98	(58,004.25)	15,242,512.73	14,916,899.98	(325,612.75)	14,916,899.98	9,037,984.78
45254NPA9	17,242,032.23	(21,220.96)	17,220,811.27	17,188,650.63	(32,160.64)	17,188,650.63	11,291,071.24
45254NPG6	1,824,326.79	68,839.48	1,893,166.27	1,499,661.60	(393,504.67)	1,499,661.60	784,659.56
45254NPU5	6,143,726.31	(56,958.49)	6,086,767.82	6,081,734.04	(5,033.78)	6,081,734.04	3,455,846.04

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254TMK7	$103,933.71	$44,404.56	$148,338.27	$148,251.52	$(86.75)	$148,251.52	$58,150.97
45254TSM7	5,134,958.75	-	5,134,958.75	4,904,216.59	(230,742.16)	4,904,216.59	2,203,345.32
45254TTM6	7,821,649.09	3,574,764.87	11,396,413.96	11,392,853.15	(3,560.81)	11,392,853.15	114,739.03
452570AA2	108,099.32	(11,936.08)	96,163.24	96,163.25	0.01	96,163.25	70,513.16
45257EAA2	7,076,387.15	(332,234.94)	6,744,152.21	6,379,410.87	(364,741.34)	6,379,410.87	2,700,786.82
45660L4P1	621,804.05	(133,988.47)	487,815.58	57,105.29	(430,710.29)	57,105.29	1,083,035.37
45660L4Q9	384,064.65	(251,714.72)	132,349.93	979.46	(131,370.47)	979.46	42,763.04
45660LAU3	198,143.26	-	198,143.26	171,417.93	(26,725.33)	171,417.93	166,005.65
45660LCN7	7,169,685.04	(373,021.18)	6,796,663.86	6,776,094.11	(20,569.75)	6,776,094.11	3,622,615.51
45660LGX1	178,224.04	(114,519.62)	63,704.42	63,704.11	(0.31)	63,704.11	72,065.00
45660LKW8	29,413,454.36	-	29,413,454.36	29,030,201.20	(383,253.16)	29,030,201.20	15,624,210.43
45660LNB1	411,659.39	8,529.99	420,189.38	327,147.44	(93,041.94)	327,147.44	236,660.48
45660LR84	279,459.32	(212,446.68)	67,012.64	17,959.47	(49,053.17)	17,959.47	126,578.07
45660LVD8	46,323.44	5,215.42	51,538.86	32,328.46	(19,210.40)	32,328.46	44,144.81
45660LW96	4,663,844.83	(200,285.25)	4,463,559.58	4,362,887.12	(100,672.46)	4,362,887.12	2,225,089.04
45660LWD7	5,091,502.81	(1,201,715.18)	3,889,787.63	3,884,344.71	(5,442.92)	3,884,344.71	2,954,382.62
45660LYW3	5,853,501.88	(131,428.11)	5,722,073.77	5,391,847.32	(330,226.45)	5,391,847.32	2,803,125.90
45660N2J3	6,372,718.41	(42,070.33)	6,330,648.08	6,179,827.90	(150,820.18)	6,179,827.90	3,707,712.83
45660N5H4	7,613,450.26	(85,652.21)	7,527,798.05	7,335,159.95	(192,638.10)	7,335,159.95	5,136,644.66
45660N7R0	297,682.97	(38,427.25)	259,255.72	125,824.32	(133,431.40)	125,824.32	121,149.00
45660NM44	270,353.97	12,515.17	282,869.14	283,563.82	694.68	283,563.82	456,915.03
45660NQ24	2,708,860.47	(143,975.78)	2,564,884.69	2,543,474.90	(21,409.79)	2,543,474.90	2,131,329.60
45660NRB3	721,448.94	390,163.68	1,111,612.62	1,111,448.99	(163.63)	1,111,448.99	561,917.32
45660NS30	3,078,528.74	(5,877.59)	3,072,651.15	3,039,838.61	(32,812.54)	3,039,838.61	1,572,367.56
45660NT96	3,452,909.04	-	3,452,909.04	3,384,296.00	(68,613.04)	3,384,296.00	2,624,022.47
456612AC4	21,551,229.32	(716,844.00)	20,834,385.32	20,836,618.72	2,233.40	20,836,618.72	11,326,676.00
45661EAA2	424,264.23	(41,654.37)	382,609.86	382,609.84	(0.02)	382,609.84	296,062.18
45661EAM6	(15,929.66)	-	(15,929.66)	-	15,929.66	-	-
45661LAG3	4,656,310.95	2,674,595.53	7,330,906.48	6,982,957.06	(347,949.42)	6,982,957.06	4,222,057.95
45661XAK8	(2,861.52)	-	(2,861.52)	-	2,861.52	-	-
45662BAJ8	150,566.18	(31,994.75)	118,571.43	118,571.43	-	118,571.43	96,138.02
45664BAE7	125,574.24	(4,872.64)	120,701.60	32,217.23	(88,484.37)	32,217.23	59,179.35
45664BAF4	14,896.53	-	14,896.53	151.42	(14,745.11)	151.42	16,400.35
45667QAJ0	152,815.71	(110,494.63)	42,321.08	23,470.58	(18,850.50)	23,470.58	58,765.38
45667WAA6	5,791,497.51	-	5,791,497.51	5,738,173.98	(53,323.53)	5,738,173.98	3,396,490.07
45667WAC2	1,061,712.03	-	1,061,712.03	912,641.26	(149,070.77)	912,641.26	597,113.27
45667WAJ7	15,267.62	(8,676.62)	6,591.00	2,073.04	(4,517.96)	2,073.04	14,553.23
45668WAE7	617,686.02	126,591.46	744,277.48	689,250.87	(55,026.61)	689,250.87	407,227.90
464125AC7	2,049,608.69	(451,355.39)	1,598,253.30	1,411,834.09	(186,419.21)	1,411,834.09	1,545,252.80
464126BW0	518,562.49	160,365.74	678,928.23	678,104.61	(823.62)	678,104.61	315,144.13
46412AAD4	4,426,669.31	(304,691.87)	4,121,977.44	4,121,977.45	0.01	4,121,977.45	3,228,660.50
466247NC3	763,348.41	496,069.23	1,259,417.64	714,519.49	(544,898.15)	714,519.49	509,267.65
466247XE8	8,378,386.49	(401,760.29)	7,976,626.20	7,557,818.41	(418,807.79)	7,557,818.41	4,957,619.01
46627MBQ9	14,793,717.92	(35,993.12)	14,757,724.80	14,588,991.65	(168,733.15)	14,588,991.65	9,339,570.00
46627MCS4	10,523,089.43	(724,672.55)	9,798,416.88	9,473,967.41	(324,449.47)	9,473,967.41	5,291,066.21
466284AG1	6,110.02	(3,489.00)	2,621.02	484.50	(2,136.52)	484.50	1,009.63
466286AH4	11,833.06	(9,643.85)	2,189.21	307.91	(1,881.30)	307.91	961.44
46629BAR0	4,307,876.98	(183,067.00)	4,124,809.98	3,387,847.38	(736,962.60)	3,387,847.38	3,528,750.00
46629NAC7	542,935.82	-	542,935.82	516,494.29	(26,441.53)	516,494.29	456,010.55
46629QAR7	39,647.40	(5,173.40)	34,474.00	13,880.46	(20,593.54)	13,880.46	34,246.00
46629QAU0	2,021,995.44	(38,863.00)	1,983,132.44	1,464,528.27	(518,604.17)	1,464,528.27	946,687.50
46629QBE5	9,013.40	-	9,013.40	1,755.71	(7,257.69)	1,755.71	4,614.60
46629QBF2	34,532.60	(23,878.43)	10,654.17	2,537.57	(8,116.60)	2,537.57	33,421.51
46629TAP5	28,239.94	10,415.06	38,655.00	15,869.93	(22,785.07)	15,869.93	77,296.00
46630CAC8	4,241,516.15	(239,120.51)	4,002,395.64	2,599,205.87	(1,403,189.77)	2,599,205.87	1,434,450.00
46630KAA4	1,953,316.24	(27,452.89)	1,925,863.35	1,740,643.15	(185,220.20)	1,740,643.15	1,416,365.51
52520MFT5	237,961.35	(69,153.80)	168,807.55	168,807.55	-	168,807.55	238,233.86
525221AW7	921,355.00	(667,600.19)	253,754.81	253,754.83	0.02	253,754.83	281,904.66
525221CD7	559,421.41	439,062.21	998,483.62	716,769.44	(281,714.18)	716,769.44	107,768.85
525221CE5	25,395.30	(11,082.18)	14,313.12	2,210.30	(12,102.82)	2,210.30	29,920.68
525221DV6	(8,775.38)	(12,813.42)	(21,588.80)	6,163.77	27,752.57	6,163.77	120,038.30
525221EN3	17,867,814.42	(1,222,548.02)	16,645,266.40	16,648,455.09	3,188.69	16,648,455.09	6,258,112.24
525221EY9	24,237.30	(18,781.92)	5,455.38	954.24	(4,501.14)	954.24	13,268.11
525221FE2	477.59	13,051.50	13,529.09	7,720.86	(5,808.23)	7,720.86	14,072.47
525221GK7	55,878.89	11,810.83	67,689.72	90.06	(67,599.66)	90.06	5,867.58
525221GM3	4,216,698.22	(243,581.79)	3,973,116.43	3,973,116.43	-	3,973,116.43	2,143,094.71
525221GW1	13,735.93	-	13,735.93	-	(13,735.93)	-	-
525221HA8	31,302,771.71	(3,924,129.91)	27,378,641.80	27,376,530.02	(2,111.78)	27,376,530.02	16,220,806.10
525221HK6	-	8,712.03	8,712.03	1,771.39	(6,940.64)	1,771.39	1,685.89
525221JA6	185,398.14	216,678.63	402,076.77	116,346.84	(285,729.93)	116,346.84	327,869.02
525226AL0	2,041,436.93	(881,883.17)	1,159,553.76	1,055,302.54	(104,251.22)	1,055,302.54	105,672.00
525229AG5	3,305,832.31	(1,374,579.22)	1,931,253.09	1,931,253.09	-	1,931,253.09	1,452,438.93
52522DAZ4	493.42	-	493.42	-	(493.42)	-	-
52522GAQ7	7,948.99	-	7,948.99	-	(7,948.99)	-	-
52524VAG4	16,012,291.61	(703,565.77)	15,308,725.84	14,880,794.38	(427,931.46)	14,880,794.38	8,310,209.38
52524YAF0	15,541,301.08	(1,360,381.05)	14,180,920.03	13,987,390.02	(193,530.01)	13,987,390.02	7,172,764.08
550279AA1	6,274,777.90	(236,352.07)	6,038,425.83	5,719,975.04	(318,450.79)	5,719,975.04	3,305,180.21
55027AAR1	16,288,890.63	(1,244,157.03)	15,044,733.60	14,831,783.35	(212,950.25)	14,831,783.35	8,697,837.47
55027AAU4	7,186,788.15	(614,901.60)	6,571,886.55	6,443,807.17	(128,079.38)	6,443,807.17	2,962,638.41
55027BAA6	20,955,333.39	(2,254,332.44)	18,701,000.95	17,758,278.13	(942,722.82)	17,758,278.13	8,466,012.75

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
55275NBB6	$8,250.00	$-	$8,250.00	$-	$(8,250.00)	$-	$-
56119LAG8	4,723,808.83	(1,877,459.94)	2,846,348.89	1,531,598.40	(1,314,750.49)	1,531,598.40	146,430.00
576429AL8	19,711.56	(11,899.96)	7,811.60	6,301.40	(1,510.20)	6,301.40	32,665.19
576433E44	297,366.84	(76,658.37)	220,708.47	220,708.46	(0.01)	220,708.46	272,937.67
576433G42	10,652,312.45	(163,453.73)	10,488,858.72	10,412,833.49	(76,025.23)	10,412,833.49	5,566,969.49
576433H33	6,372,422.22	(392,290.83)	5,980,131.39	5,972,733.59	(7,397.80)	5,972,733.59	4,252,420.19
576433KG0	611,574.23	409,654.00	1,021,228.23	1,021,228.23	-	1,021,228.23	542,404.20
576433NH5	4,864,250.80	(932,638.83)	3,931,611.97	3,738,615.28	(192,996.69)	3,738,615.28	2,184,145.84
576433RU2	1,564,814.22	1,198,608.89	2,763,423.11	2,311,546.71	(451,876.40)	2,311,546.71	834,300.00
576433SE7	1,210,379.66	779,554.36	1,989,934.02	1,858,572.37	(131,361.65)	1,858,572.37	394,640.00
576433WZ5	2,716,809.47	(27,281.63)	2,689,527.84	2,689,527.83	(0.01)	2,689,527.83	2,741,425.34
576436CV9	721,026.64	(4,537.22)	716,489.42	654,247.18	(62,242.24)	654,247.18	443,794.43
57643AAA8	945,496.45	(82,062.60)	863,433.85	770,147.78	(93,286.07)	770,147.78	561,189.50
57643LMP8	2,789,386.65	(231,738.57)	2,557,648.08	1,993,072.89	(564,575.19)	1,993,072.89	990,090.30
576444AA1	-	(779.65)	(779.65)	(779.62)	0.03	(779.62)	-
589929D62	124,182.59	(54.60)	124,127.99	124,127.89	(0.10)	124,127.89	113,199.46
59020UAA3	258,104.69	(17,427.80)	240,676.89	241,216.22	539.33	241,216.22	258,055.41
59020UHP3	1,052,530.18	(38,769.78)	1,013,760.40	1,013,918.12	157.72	1,013,918.12	1,551,002.30
59020UQ57	3,985,091.88	(179,447.86)	3,805,644.02	3,709,559.79	(96,084.23)	3,709,559.79	1,886,796.00
59020UTL9	1,301,661.36	(250,222.66)	1,051,438.70	1,051,438.71	0.01	1,051,438.71	569,601.48
59020UXN0	988,984.54	(503,824.31)	485,160.23	337,980.13	(147,180.10)	337,980.13	343,243.94
590212AB2	374,387.65	(1,410.69)	372,976.96	283,938.22	(89,038.74)	283,938.22	240,738.19
59023WAG3	95,554.26	(20,280.06)	75,274.20	32,000.47	(43,273.73)	32,000.47	100,682.69
59024EAD9	3,325,725.45	335,633.92	3,661,359.37	2,550,410.90	(1,110,948.47)	2,550,410.90	2,626,032.47
59024UAB7	2,032,019.76	(1,128.09)	2,030,891.67	1,744,959.31	(285,932.36)	1,744,959.31	1,492,947.00
59024WAF4	441,002.12	(18,363.18)	422,638.94	422,639.40	0.46	422,639.40	30,981.59
61748HAA9	29,279.95	(72.49)	29,207.46	29,212.42	4.96	29,212.42	26,883.97
61748HRF0	144,755.20	(48,244.69)	96,510.51	12,607.65	(83,902.86)	12,607.65	2,570.55
61749BAB9	945,603.73	(5,384.35)	940,219.38	856,972.03	(83,247.35)	856,972.03	658,881.87
61749BAP8	2,417.08	(1,382.60)	1,034.48	789.67	(244.81)	789.67	2,192.23
61750FAE0	880,066.92	31,010.99	911,077.91	739,608.63	(171,469.28)	739,608.63	504,449.35
61750MAB1	115,988.62	-	115,988.62	106,384.19	(9,604.43)	106,384.19	111,448.07
61750SAB8	1,290,522.75	(5,100.27)	1,285,422.48	1,163,864.67	(121,557.81)	1,163,864.67	1,071,294.30
61751JAQ4	38,767.09	19,560.54	58,327.63	24,575.78	(33,751.85)	24,575.78	47,181.32
617526AE8	476,968.44	(46,120.06)	430,848.38	330,663.44	(100,184.94)	330,663.44	246,923.38
61753KAB2	559,208.71	(774.82)	558,433.89	509,549.80	(48,884.09)	509,549.80	515,564.98
61753VAG7	-	2,766.48	2,766.48	1,369.53	(1,396.95)	1,369.53	2,887.04
61755AAB2	49,506.96	(442.13)	49,064.83	45,196.99	(3,867.84)	45,196.99	38,362.28
61755FAE5	37,534.44	(10,214.31)	27,320.13	13,795.30	(13,524.83)	13,795.30	10,768.38
61757MAB4	3,913,561.13	(835,075.75)	3,078,485.38	2,414,468.28	(664,017.10)	2,414,468.28	2,422,750.88
61915RAX4	2,201,640.30	-	2,201,640.30	1,339,676.66	(861,963.64)	1,339,676.66	1,614,302.59
61915RAZ9	11,829.77	148,828.39	160,658.16	111,861.95	(48,796.21)	111,861.95	33,803.15
61915RBB1	9,308,158.67	(625,806.12)	8,682,352.55	8,387,760.09	(294,592.46)	8,387,760.09	4,986,896.17
61915RBZ8	1,409,159.00	(272,420.17)	1,136,738.83	1,057,232.52	(79,506.31)	1,057,232.52	650,326.10
638728AC9	3,259,817.85	(22,890.34)	3,236,927.51	2,529,371.10	(707,556.41)	2,529,371.10	2,030,692.06
638728AF2	18,561.91	-	18,561.91	-	(18,561.91)	-	-
64352VLH2	2,532,571.71	582,801.90	3,115,373.61	3,115,373.60	(0.01)	3,115,373.60	2,292,240.57
64352VPC9	43,123.92	5,242.88	48,366.80	13,538.07	(34,828.73)	13,538.07	12,812.60
64352VQR5	9,931,486.08	(168,524.05)	9,762,962.03	7,679,198.67	(2,083,763.36)	7,679,198.67	6,518,578.40
65106FAB8	14,263,605.35	(22,735.06)	14,240,870.29	13,367,631.80	(873,238.49)	13,367,631.80	8,862,773.86
65106FAG7	1,190,670.00	30,370.04	1,221,040.04	393,807.29	(827,232.75)	393,807.29	647,670.34
65535VEY0	1,058,364.05	4,609.67	1,062,973.72	1,022,015.53	(40,958.19)	1,022,015.53	656,871.50
65535VLQ9	-	43,484.42	43,484.42	15,910.41	(27,574.01)	15,910.41	75,971.03
65535VPK8	-	20,060.27	20,060.27	2,860.98	(17,199.29)	2,860.98	15,500.08
65535VRH3	6,266,429.36	1,539,821.26	7,806,250.62	6,086,108.40	(1,720,142.22)	6,086,108.40	5,584,866.16
65535VRK6	3,718,965.94	(45,152.89)	3,673,813.05	2,718,914.42	(954,898.63)	2,718,914.42	2,088,268.18
65535VSQ2	(82.52)	84,811.20	84,728.68	15,777.81	(68,950.87)	15,777.81	52,938.73
65535VUS5	3,895,364.92	(14,580.71)	3,880,784.21	2,989,246.58	(891,537.63)	2,989,246.58	2,305,182.59
65537BAG5	135,801.47	27,719.32	163,520.79	66,290.17	(97,230.62)	66,290.17	186,827.55
65538DAA3	5,312,827.99	(755,452.40)	4,557,375.59	3,758,835.27	(798,540.32)	3,758,835.27	2,743,517.21
66987WDE4	5,847,704.72	(1,907,696.14)	3,940,008.58	2,625,510.75	(1,314,497.83)	2,625,510.75	1,321,874.39
669884AF5	377,184.51	(320,129.01)	57,055.50	19,285.80	(37,769.70)	19,285.80	65,026.50
68383NCA9	29,122,184.77	(24,362.21)	29,097,822.56	28,077,470.17	(1,020,352.39)	28,077,470.17	19,464,924.60
68383NCD3	3,010,524.84	-	3,010,524.84	2,886,447.36	(124,077.48)	2,886,447.36	1,195,500.00
68383NCU5	11,502,942.75	-	11,502,942.75	11,278,190.80	(224,751.95)	11,278,190.80	6,778,459.97
68383NDT7	11,271,205.77	(896,796.33)	10,374,409.44	10,376,195.82	1,786.38	10,376,195.82	5,667,672.20
68383NDW0	3,597,142.89	1,966,825.58	5,563,968.47	5,563,968.48	0.01	5,563,968.48	1,438,805.68
68402CAC8	1,129,570.54	-	1,129,570.54	904,070.48	(225,500.06)	904,070.48	925,975.69
69121PDE0	465,476.34	(30,222.18)	435,254.16	371,270.34	(63,983.82)	371,270.34	362,639.76
69121PDX8	978,111.40	(12,463.44)	965,647.96	761,663.20	(203,984.76)	761,663.20	686,172.00
70069FHV2	1,768,763.27	2,237,789.96	4,006,553.23	4,006,553.22	(0.01)	4,006,553.22	791,420.34
74348UAL3	529,251.03	8,700,000.00	9,229,251.03	9,229,251.03	-	9,229,251.03	5,297,590.09
74919VAB2	10,652,302.68	(993,121.20)	9,659,181.48	9,313,276.32	(345,905.16)	9,313,276.32	7,593,689.89
74922MAB7	9,687,128.57	4,175,428.12	13,862,556.69	13,005,303.38	(857,253.31)	13,005,303.38	7,543,029.69
74922MAC5	2,092,990.54	(291,002.72)	1,801,987.82	1,711,344.62	(90,643.20)	1,711,344.62	1,034,273.47
74923PAJ2	1,571.45	2,853.35	4,424.80	1,660.00	(2,764.80)	1,660.00	1,630.90
74923PAK9	(391.02)	327.62	(63.40)	124.63	188.03	124.63	127.17
74923PAL7	1,971.91	-	1,971.91	-	(1,971.91)	-	-
74924UAB7	14,266,741.14	(505,253.85)	13,761,487.29	13,569,897.78	(191,589.51)	13,569,897.78	12,126,297.16

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
74924XAD7	$1,426,249.05	$659,240.86	$2,085,489.91	$376,108.88	$(1,709,381.03)	$376,108.88	$615,410.40
74924YAH6	26,957.81	855.91	27,813.72	18,269.99	(9,543.73)	18,269.99	17,436.02
74927WAM6	228,730.11	71,175.90	299,906.01	299,674.84	(231.17)	299,674.84	374,845.91
74927XAM4	428,321.08	482,092.88	910,413.96	321,910.50	(588,503.46)	321,910.50	685,678.07
74951PBT4	3,922,041.69	2,299,991.33	6,222,033.02	6,219,225.65	(2,807.37)	6,219,225.65	2,601,017.16
74951PBV9	894,714.17	506,127.46	1,400,841.63	1,400,234.30	(607.33)	1,400,234.30	481,894.24
75114GAC3	27,542,226.82	(1,593,933.88)	25,948,292.94	25,436,827.09	(511,465.85)	25,436,827.09	13,131,451.01
75114HAD9	26,156,641.02	(2,290,774.73)	23,865,866.29	23,209,196.24	(656,670.05)	23,209,196.24	12,420,778.06
75114HAK3	4,345,090.29	1,332,818.60	5,677,908.89	5,187,537.40	(490,371.49)	5,187,537.40	1,375,305.50
75114NAA2	17,619,327.37	(271,141.83)	17,348,185.54	13,233,122.05	(4,115,063.49)	13,233,122.05	11,049,903.55
75114NAB0	4,294,512.68	1,986,378.35	6,280,891.03	4,812,858.48	(1,468,032.55)	4,812,858.48	2,639,323.22
75156XAC5	1,692,681.48	(66,097.69)	1,626,583.79	1,406,146.85	(220,436.94)	1,406,146.85	390,224.99
75405KAG3	72,207.00	(33,520.50)	38,686.50	16,425.07	(22,261.43)	16,425.07	82,599.00
75406AAB5	8,895,403.76	(112,039.39)	8,783,364.37	8,534,745.54	(248,618.83)	8,534,745.54	6,409,197.82
75970JAL0	53,512.83	58,314.15	111,826.98	61,163.35	(50,663.63)	61,163.35	92,482.25
75971EAK2	257,595.69	(43,454.93)	214,140.76	101,429.40	(112,711.36)	101,429.40	265,536.27
760985U33	395,180.18	227,220.37	622,400.55	622,400.56	0.01	622,400.56	207,422.66
76110GG62	6,213,713.75	(73,638.66)	6,140,075.09	6,140,075.09	-	6,140,075.09	4,833,180.01
76110GG70	2,369,630.97	(225,691.40)	2,143,939.57	2,144,577.08	637.51	2,144,577.08	1,868,499.55
76110GJ85	3,997,112.98	(76,580.43)	3,920,532.55	3,920,532.57	0.02	3,920,532.57	3,421,042.45
76110GTL5	1,562,861.26	(79,616.47)	1,483,244.79	1,483,244.80	0.01	1,483,244.80	1,574,472.15
76110GZQ7	8,594,656.44	(93,127.26)	8,501,529.18	8,501,529.19	0.01	8,501,529.19	7,490,061.37
76110GZR5	3,073,642.49	(28,507.28)	3,045,135.21	3,045,637.00	501.79	3,045,637.00	2,766,575.59
76110H4M8	395,265.68	(3,107.15)	392,158.53	334,099.27	(58,059.26)	334,099.27	213,990.49
76110H4Q9	563,487.10	(86,553.64)	476,933.46	476,939.06	5.60	476,939.06	548,700.17
76110H5C9	1,054,092.13	(435,732.14)	618,359.99	314,578.84	(303,781.15)	314,578.84	230,605.76
76110H5D7	30,845.67	-	30,845.67	7,611.74	(23,233.93)	7,611.74	22,307.81
76110HKX6	5,323,061.55	2,813,000.16	8,136,061.71	8,135,654.13	(407.58)	8,135,654.13	5,455,081.97
76110HKY4	703,854.76	625,157.79	1,329,012.55	1,328,923.64	(88.91)	1,328,923.64	636,456.27
76110W4J2	24,575.12	1,138.47	25,713.59	9,281.19	(16,432.40)	9,281.19	11,360.80
76110W6M3	2,284,782.03	774,236.30	3,059,018.33	3,059,018.34	0.01	3,059,018.34	918,960.00
761118FM5	13,209,885.72	-	13,209,885.72	12,296,474.43	(913,411.29)	12,296,474.43	8,438,914.81
761118FQ6	58,397.92	(29,610.73)	28,787.19	6,871.76	(21,915.43)	6,871.76	36,361.08
761118KU1	9,725,160.09	-	9,725,160.09	8,846,793.13	(878,366.96)	8,846,793.13	5,189,883.97
761118LA4	53,796.11	36,697.64	90,493.75	90,493.51	(0.24)	90,493.51	56,162.22
761118NN4	13,169,053.72	(694,418.44)	12,474,635.28	12,175,403.88	(299,231.40)	12,175,403.88	7,067,863.87
761118RJ9	707,298.45	(65,944.35)	641,354.10	621,028.28	(20,325.82)	621,028.28	309,807.20
761118RM2	28,918,638.87	(2,753,099.13)	26,165,539.74	25,698,060.79	(467,478.95)	25,698,060.79	13,624,706.80
761118WE4	204.00	-	204.00	-	(204.00)	-	-
761118WP9	18,769,710.39	(1,200,907.10)	17,568,803.29	15,649,047.44	(1,919,755.85)	15,649,047.44	10,974,279.58
761118WS3	3,842.84	4,366.40	8,209.24	1,319.66	(6,889.58)	1,319.66	2,850.76
76112B4M9	2,906,247.24	(166,746.10)	2,739,501.14	2,639,861.63	(99,639.51)	2,639,861.63	1,706,190.19
76112BE48	1,553,562.99	327,594.16	1,881,157.15	1,878,001.27	(3,155.88)	1,878,001.27	1,468,690.76
76112BK66	29,668.14	1,031.12	30,699.26	11,985.79	(18,713.47)	11,985.79	14,717.40
76112BLZ1	648,509.15	2,256,347.73	2,904,856.88	2,904,856.89	0.01	2,904,856.89	1,032,365.44
76112BN55	62,581.52	(11,597.30)	50,984.22	24,080.01	(26,904.21)	24,080.01	19,886.20
76113ABJ9	1,991,058.20	(276,091.76)	1,714,966.44	1,388,640.81	(326,325.63)	1,388,640.81	603,031.78
76114GAL1	93,832.60	(7,899.88)	85,932.72	721.66	(85,211.06)	721.66	4,979.56
783422BF4	174,947.30	1,825,052.70	2,000,000.00	2,000,000.00	-	2,000,000.00	999,258.10
78402TAD8	658,267.91	531,732.09	1,190,000.00	1,190,000.00	-	1,190,000.00	464,357.04
79549AFV6	2,580,012.65	-	2,580,012.65	2,284,534.58	(295,478.07)	2,284,534.58	2,427,035.27
79549ASN0	290,908.06	115,910.09	406,818.15	405,371.50	(1,446.65)	405,371.50	262,566.48
79549AYA1	824,602.79	1,044,459.34	1,869,062.13	1,868,017.15	(1,044.98)	1,868,017.15	792,099.16
79549AYB9	28,499.74	215,284.78	243,784.52	244,317.00	532.48	244,317.00	98,140.79
805564RM5	2,956,499.58	738,544.07	3,695,043.65	3,695,043.66	0.01	3,695,043.66	2,089,243.83
80557BAC8	10,329,035.81	(158,347.64)	10,170,688.17	6,848,378.81	(3,322,309.36)	6,848,378.81	3,576,155.00
81377EAA2	355,927.50	-	355,927.50	259,115.01	(96,812.49)	259,115.01	197,339.38
81378EAA1	5,847,745.73	(48,743.39)	5,799,002.34	5,274,918.91	(524,083.43)	5,274,918.91	3,857,117.38
81379EAA0	738,805.66	(9,289.36)	729,516.30	689,403.90	(40,112.40)	689,403.90	535,867.62
81744DAD4	531,092.00	(372,715.11)	158,376.89	42,137.90	(116,238.99)	42,137.90	486,634.11
81744FJH1	373,163.99	(24,840.39)	348,323.60	348,585.43	261.83	348,585.43	193,051.98
81879MAX7	92,102.98	15,742.14	107,845.12	52,295.44	(55,549.68)	52,295.44	51,926.45
83612LAK5	3,923.58	-	3,923.58	-	(3,923.58)	-	-
84751PAA7	26,471.20	8,451.75	34,922.95	34,922.95	-	34,922.95	19,221.73
84752CAE7	2,585,715.86	(340,501.89)	2,245,213.97	1,739,762.41	(505,451.56)	1,739,762.41	744,068.89
8635722A0	304,298.96	-	304,298.96	258,947.73	(45,351.23)	258,947.73	215,387.01
863579DV7	1,592,934.73	(60,524.79)	1,532,409.94	1,094,361.06	(438,048.88)	1,094,361.06	177,264.90
863579DX3	166,572.65	34,636.60	201,209.25	148,056.44	(53,152.81)	148,056.44	94,283.24
863579GG7	165,415.67	661.88	166,077.55	166,077.40	(0.15)	166,077.40	141,003.15
863579GJ1	43,155.23	(22,724.27)	20,430.96	20,427.02	(3.94)	20,427.02	13,129.20
863579HM3	461,311.52	(367,802.35)	93,509.17	43,126.70	(50,382.47)	43,126.70	64,979.90
863579RE0	131,829.76	(115,383.13)	16,446.63	16,451.61	4.98	16,451.61	134,865.14
863579TU2	635,560.85	(532,661.09)	102,899.76	102,915.02	15.26	102,915.02	382,873.84
863579YR3	10,523,482.58	(90,438.93)	10,433,043.65	10,190,246.57	(242,797.08)	10,190,246.57	6,603,915.23
863579Z43	16,445.38	103,950.79	120,396.17	52,730.84	(67,665.33)	52,730.84	91,301.91
86358BAH5	32,690.46	(255.56)	32,434.90	11,444.36	(20,990.54)	11,444.36	14,153.86
86358EQJ8	4,145,569.20	(574,825.80)	3,570,743.40	3,206,369.81	(364,373.59)	3,206,369.81	806,857.32
86358HQW2	325,850.39	(266,556.53)	59,293.86	59,293.86	-	59,293.86	329,714.28
86358R3Q8	1,082,031.97	424,084.89	1,506,116.86	1,506,092.48	(24.38)	1,506,092.48	930,488.90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86358RE86	$13,459.26	$3,776.02	$17,235.28	$17,216.29	$(18.99)	$17,216.29	$2,836.68
86358RL88	264,667.76	(34,909.91)	229,757.85	229,757.85	-	229,757.85	150,003.40
86358RLG0	385,111.34	49,705.21	434,816.55	434,784.64	(31.91)	434,784.64	271,022.08
86358RUL9	84,181.97	(56,749.75)	27,432.22	27,434.38	2.16	27,434.38	56,179.85
86358RUR6	101,135.94	206,388.52	307,524.46	307,529.13	4.67	307,529.13	56,947.29
86359ACC5	1,007,756.60	(196,483.91)	811,272.69	811,272.69	-	811,272.69	506,809.18
86359ACD3	843,958.00	(97,849.94)	746,108.06	745,811.91	(296.15)	745,811.91	612,335.68
86359ACE1	345,722.05	(27,506.90)	318,215.15	207,040.75	(111,174.40)	207,040.75	153,830.09
86359ACG6	76,697.26	(48,332.07)	28,365.19	28,188.04	(177.15)	28,188.04	67,311.50
86359AEH2	158,362.19	73,106.77	231,468.96	231,161.45	(307.51)	231,161.45	30,581.08
86359AHD8	420,482.44	108,278.11	528,760.55	528,489.82	(270.73)	528,489.82	364,521.10
86359AVY6	723,277.78	(3,382.42)	719,895.36	719,895.36	-	719,895.36	342,404.38
86359B7K1	213,076.55	(21,837.31)	191,239.24	187,908.19	(3,331.05)	187,908.19	154,961.35
86359BCV1	1,070,239.86	(127,934.45)	942,305.41	943,268.90	963.49	943,268.90	613,162.68
86359BKF7	1,227,093.53	428,166.70	1,655,260.23	1,658,397.70	3,137.47	1,658,397.70	2,231,220.18
86359BLB5	1,732,358.74	(30,744.46)	1,701,614.28	1,702,757.96	1,143.68	1,702,757.96	1,458,676.48
86359BLQ2	2,648,861.80	990,587.67	3,639,449.47	3,643,248.65	3,799.18	3,643,248.65	5,778,105.17
86359BLS8	116,441.18	62,462.37	178,903.55	110,076.13	(68,827.42)	110,076.13	96,817.83
86359BU82	290,663.85	(87,421.09)	203,242.76	80,989.75	(122,253.01)	80,989.75	151,103.21
86359DUV7	179,245.29	(49,349.89)	129,895.40	100,228.40	(29,667.00)	100,228.40	135,607.50
86359DXD4	294,266.16	(226,143.96)	68,122.20	68,122.20	-	68,122.20	63,993.01
86359LRC5	384,170.49	(257,490.29)	126,680.20	126,661.96	(18.24)	126,661.96	346,786.86
86359LRW1	28,679,892.40	(1,510,541.26)	27,169,351.14	26,475,123.11	(694,228.03)	26,475,123.11	15,136,386.82
86359LSM2	2,030,257.81	(81,453.31)	1,948,804.50	1,816,551.68	(132,252.82)	1,816,551.68	1,064,313.36
86360JAA9	14,543,741.26	(532,562.71)	14,011,178.55	13,930,147.54	(81,031.01)	13,930,147.54	8,109,614.85
86360JAE1	12,649,846.35	(761,646.33)	11,888,200.02	11,813,112.90	(75,087.12)	11,813,112.90	6,503,599.28
86360JAN1	5,595,458.98	(379,004.23)	5,216,454.75	5,147,847.78	(68,606.97)	5,147,847.78	2,625,609.16
86360KAF5	46,798,820.18	(2,955,673.08)	43,843,147.10	41,980,382.44	(1,862,764.66)	41,980,382.44	24,515,561.95
86360NAS1	1,233,351.06	810,834.20	2,044,185.26	318.15	(2,043,867.11)	318.15	1,666,540.94
86360PAD9	83,766.14	(4,763.24)	79,002.90	67,324.16	(11,678.74)	67,324.16	33,421.56
86360UAF3	5,521,288.04	(305,067.73)	5,216,220.31	5,102,465.72	(113,754.59)	5,102,465.72	2,864,885.94
86361EAM3	17,440.33	-	17,440.33	5,713.02	(11,727.31)	5,713.02	10,628.07
86361EAP6	9,042.00	-	9,042.00	3,046.79	(5,995.21)	3,046.79	8,085.00
86361EAQ4	-	2,346.27	2,346.27	655.03	(1,691.24)	655.03	2,523.50
86361HAA2	17,428,577.52	(684,001.96)	16,744,575.56	16,272,295.53	(472,280.03)	16,272,295.53	11,183,221.05
86361HAB0	11,651,742.66	(711,528.52)	10,940,214.14	10,943,104.96	2,890.82	10,943,104.96	7,842,308.99
86361HAZ7	-	9,594.00	9,594.00	3,464.37	(6,129.63)	3,464.37	39,630.00
86361HBA1	6,110.00	(3,826.40)	2,283.60	1,615.57	(668.03)	1,615.57	15,080.00
86362HAA1	14,588,619.53	(1,066,556.23)	13,522,063.30	12,561,288.69	(960,774.61)	12,561,288.69	7,147,203.91
86362HAH6	5,829.67	(3,177.69)	2,651.98	296.68	(2,355.30)	296.68	5,229.45
86362PAD7	253,545.94	(27,191.50)	226,354.44	122,110.19	(104,244.25)	122,110.19	71,430.42
86362XAV0	1,451.32	(1,120.95)	330.37	157.21	(173.16)	157.21	1,408.40
86363DAA9	13,760,475.45	(607,499.93)	13,152,975.52	12,694,054.56	(458,920.96)	12,694,054.56	7,142,217.23
86363HAB8	6,376,543.00	(237,447.51)	6,139,095.49	5,565,177.12	(573,918.37)	5,565,177.12	4,530,229.01
86363MAB7	5,202,696.47	(778,973.65)	4,423,722.82	3,978,852.21	(444,870.61)	3,978,852.21	2,186,856.00
86789MAP2	847,733.08	(457,943.46)	389,789.62	242,367.80	(147,421.82)	242,367.80	358,044.59
86800RAL5	1,972.56	-	1,972.56	-	(1,972.56)	-	-
872224AD2	20,349,000.00	-	20,349,000.00	19,360,265.50	(988,734.50)	19,360,265.50	9,799,142.34
872224AK6	119,332.16	(36,863.87)	82,468.29	28,832.86	(53,635.43)	28,832.86	124,089.68
872224AL4	40,816.07	(15,155.23)	25,660.84	25,660.84	-	25,660.84	43,894.13
872225AL1	93,706.50	(20,398.07)	73,308.43	73,308.44	0.01	73,308.44	230,995.55
872225AN7	30,641.99	(5,311.42)	25,330.57	25,330.58	0.01	25,330.58	98,001.41
872225AP2	22,599.87	219.29	22,819.16	22,819.15	(0.01)	22,819.15	92,891.37
872227AE3	8,031,420.99	(2,572,709.22)	5,458,711.77	5,313,561.29	(145,150.48)	5,313,561.29	3,957,824.24
872227AM5	181,133.95	(72,466.01)	108,667.94	36,583.13	(72,084.81)	36,583.13	177,935.23
87222EAJ7	31,009.62	24,043.08	55,052.70	13,908.37	(41,144.33)	13,908.37	73,001.72
87222PAN3	38,080.84	(17,273.04)	20,807.80	200.00	(20,607.80)	200.00	143,389.20
88156UAW0	-	45,750.00	45,750.00	45,750.00	-	45,750.00	30,500.00
88157QAL2	1,421,102.70	(457,898.05)	963,204.65	963,204.69	0.04	963,204.69	1,138,231.57
885220FS7	9,844,604.42	-	9,844,604.42	9,832,724.56	(11,879.86)	9,832,724.56	7,823,585.17
89789KAC9	30,127.35	(764.85)	29,362.50	11,270.83	(18,091.67)	11,270.83	27,000.00
92719UAM4	236,222.89	-	236,222.89	25,074.93	(211,147.96)	25,074.93	70,654.57
929227ZF6	52,265.55	(3,165.49)	49,100.06	49,100.06	-	49,100.06	124,067.66
92922F4M7	5,344,586.68	(19,929.97)	5,324,656.71	5,324,656.71	-	5,324,656.71	2,886,624.09
92922F5T1	9,171,169.14	(78,835.36)	9,092,333.78	9,092,333.78	-	9,092,333.78	5,914,578.69
92922F6E3	385,454.75	(77,583.33)	307,871.42	307,871.43	0.01	307,871.43	325,577.47
92922F7A0	2,238,246.59	-	2,238,246.59	1,699,451.30	(538,795.29)	1,699,451.30	1,020,525.22
92922F7Q5	12,554,648.32	(253,583.51)	12,301,064.81	12,300,269.04	(795.77)	12,300,269.04	6,680,797.65
92922FB72	1,559,125.74	-	1,559,125.74	1,554,057.51	(5,068.23)	1,554,057.51	937,789.79
92922FNW4	1,660,454.29	(123,016.17)	1,537,438.12	1,537,438.12	-	1,537,438.12	1,051,794.32
92922FQ76	789,417.30	(75,348.83)	714,068.47	494,472.77	(219,595.70)	494,472.77	288,547.16
92922FTJ7	1,833,244.40	(49,499.34)	1,783,745.06	1,756,138.52	(27,606.54)	1,756,138.52	1,176,690.61
92922FW61	2,327,563.81	(346,606.29)	1,980,957.52	1,873,062.99	(107,894.53)	1,873,062.99	1,192,605.33
92922FWU8	5,183,643.59	-	5,183,643.59	5,101,570.58	(82,073.01)	5,101,570.58	2,713,875.21
92922FZF8	11,146,213.55	(41,378.71)	11,104,834.84	11,104,834.84	-	11,104,834.84	7,900,401.88
92925CBB7	5,531,172.53	(24,538.49)	5,506,634.04	5,505,277.92	(1,356.12)	5,505,277.92	3,213,112.92
92926SAB2	58,318.93	(922.61)	57,396.32	50,378.73	(7,017.59)	50,378.73	38,707.45
92926SAE6	3,786,053.39	144,000.25	3,930,053.64	3,107,030.73	(823,022.91)	3,107,030.73	2,680,808.31
92977YAY7	2,719,007.55	414,130.93	3,133,138.48	2,868,059.48	(265,079.00)	2,868,059.48	94,172.41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92978EAA2	$1,890,306.44	$-	$1,890,306.44	$1,656,110.40	$(234,196.04)	$1,656,110.40	$1,482,263.15
93363CAF6	715,176.15	-	715,176.15	676,140.30	(39,035.85)	676,140.30	683,550.19
9393363A9	627,474.62	-	627,474.62	529,631.30	(97,843.32)	529,631.30	489,247.67
9393365V1	2,586,237.08	(269,112.39)	2,317,124.69	2,293,666.96	(23,457.73)	2,293,666.96	1,822,659.77
939336PT4	391,940.06	(122,328.61)	269,611.45	269,620.10	8.65	269,620.10	210,258.96
939336U35	1,970,462.37	(76,525.93)	1,893,936.44	1,893,979.36	42.92	1,893,979.36	1,738,382.89
93934FHC9	12,194,405.07	(1,040,681.96)	11,153,723.11	11,079,857.85	(73,865.26)	11,079,857.85	6,594,274.54
93934FHK1	125,978.62	(89,806.95)	36,171.67	36,171.66	(0.01)	36,171.66	150,363.33
93934FHL9	113.36	(761.93)	(648.57)	379.14	1,027.71	379.14	1,287.75
93934FJQ6	23,928,084.11	(2,524,843.98)	21,403,240.13	21,112,966.43	(290,273.70)	21,112,966.43	11,840,531.31
93934FMJ8	320,639.91	384,301.34	704,941.25	309,537.78	(395,403.47)	309,537.78	619,871.43
93934XAB9	2,779,422.93	(37,957.41)	2,741,465.52	2,365,617.00	(375,848.52)	2,365,617.00	2,147,559.47
93935AAE2	538,344.76	322,155.31	860,500.07	778,895.46	(81,604.61)	778,895.46	722,756.73
93935GAJ8	204,824.70	(20,348.81)	184,475.89	184,475.85	(0.04)	184,475.85	400,667.47
93935LAG3	352,542.75	195,529.97	548,072.72	380,550.36	(167,522.36)	380,550.36	256,255.23
93935WAP9	3,734.16	(1,009.22)	2,724.94	558.78	(2,166.16)	558.78	749.62
93935WAQ7	213.83	-	213.83	-	(213.83)	-	-
93936JAM4	344,464.75	76,650.92	421,115.67	15,796.16	(405,319.51)	15,796.16	158,641.85
941034AD2	257,293.51	(84,240.51)	173,053.00	173,053.00	-	173,053.00	225,090.30
941574AG0	7,340,873.94	(1,616,039.00)	5,724,834.94	5,222,700.00	(502,134.94)	5,222,700.00	450,000.00
9497EVAF2	18,903.75	12,699.04	31,602.79	18,528.82	(13,073.97)	18,528.82	24,886.44
94980MAB4	51,701.22	-	51,701.22	-	(51,701.22)	-	-
94981PAG5	802,955.86	1,280,654.46	2,083,610.32	1,993,300.87	(90,309.45)	1,993,300.87	368,612.09
94981VAX5	1,188,385.23	(3,379.86)	1,185,005.37	1,185,005.37	-	1,185,005.37	1,167,253.01
94983CAJ6	22,596,075.06	(3,685.55)	22,592,389.51	22,592,389.52	0.01	22,592,389.52	19,042,096.00
94983TAE0	13,778,384.20	(9,809.29)	13,768,574.91	13,768,647.54	72.63	13,768,647.54	11,891,147.08
94983VAC9	10,613,691.73	(1,094,464.14)	9,519,227.59	9,528,559.05	9,331.46	9,528,559.05	7,833,355.09
94985JAG5	19,506,806.93	(924,368.23)	18,582,438.70	18,456,891.56	(125,547.14)	18,456,891.56	12,376,584.08
984582AA4	6,248,076.68	(378,282.85)	5,869,793.83	4,767,458.80	(1,102,335.03)	4,767,458.80	4,272,181.96
984582AB2	102,579.32	(33,344.79)	69,234.53	16,425.16	(52,809.37)	16,425.16	100,679.29
L26479NN8	2,022,238.45	(518,182.51)	1,504,055.94	1,237,993.81	(266,062.13)	1,237,993.81	1,441,266.57
L26480MN7	1,956,398.74	(1,294,652.03)	661,746.71	887,037.64	225,290.93	887,037.64	348,503.40
N2874AAB7	7,848,850.24	(3,145,633.23)	4,703,217.01	5,052,572.40	349,355.39	5,052,572.40	1,053,648.00
Totals	$2,953,442,689.02	$(106,853,708.32)	$2,846,588,980.70	$2,700,948,264.43	$(145,640,716.27)	$2,700,948,264.43	$1,692,409,639.54

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2010

Statements of Operations and Changes in Net Assets for the years ended December 31, 2010 and 2009

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2010 and 2009

Statutory Statements of Income (loss) for the years ended December 31, 2010, 2009 and 2008

Statutory Statements of Changes in Surplus for the years ended December 31, 2010, 2009 and 2008

Statutory Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039, filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed in April 2009.

Exhibit 4	Form of Individual Annuity Contract, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-131007, filed on November 3, 2006.

Exhibit 5	Form of Individual Annuity Application, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-131007, filed on November 3, 2006.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.

(ii) Copy of the Bylaws of the Company, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

Form of Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer, Inc., incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

Form of Participation Agreement with Panorama Series Fund, Inc., incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.

Form of Participation Agreement with Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III, incorporated by reference to Initial Registration Statement No. 333-65887, filed on October 20, 1998.

Form of Participation Agreement with ING Variable Products Trust, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

Form of Participation Agreement with MML Series Investment Fund, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with MML Series Investment Fund II, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with AIM Variable Insurance Funds, Inc., incorporated by reference to Initial Registration Statement No. 333-131007, filed on January 13, 2006.

Form of Participation Agreement with PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

1

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-131007, filed in April 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed in April 2010.

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

2

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

3

Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Cristóbal I. Conde, Director SunGard Data Systems, Inc. 340 Madison Avenue, 7th Floor New York, NY 10173

Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716

Roger W. Crandall, Director, Chairman 1295 State Street Springfield, MA 01111	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	William T. Spitz, Director 16 Wynstone Nashville, TN 37215
Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236 Officers of Massachusetts Mutual Life Insurance Company	H. Todd Stitzer, Director 243 Mooreland Road Kensington, CT 06037

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Norman A. Smith, Senior Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Thomas Finke, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Item 26 in Post-Effective Amendment No. 15 to Registration Statement No. 333-80991, filed in April 2011.

Item 27. Number of Contract Owners

As of February 17, 2011, the number of contract owners was 180.

Item 28. Indemnification

4

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

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(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, LLC (“MMLIS”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLIS serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, MassMutual Variable Life Separate Account II, MML Series Investment Fund, and MML Series Investment Fund II.

(b) MML Distributors, LLC and MML Investors Services, LLC are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, LLC.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President

Michael Fanning	Member Representative Massachusetts Mutual Life Insurance Co. MassMutual Holding LLC USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	1295 State Street Springfield, MA 01111-0001

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	100 Bright Meadow Blvd. Enfield, CT 06082

Sam Jaberi	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Byrne	Variable Annuity Supervisor and Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Amy Ferrero	Variable Life Product Distribution Officer and Executive Benefits Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michele White	Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Zayicek	National Sales Supervisor	200 Cape Cod Way Moorseville, NC 28117

Mark Larose	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fannning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Director, Agency Field Force Supervisor	*

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer, Registered Options Principal, Chief Technology Officer	*

Michael L. Kerley	Chief Compliance Officer	*

Diana Perlman	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer, Assistant Vice President, and CRIA Operations Supervisor	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President, Registration Manager, Call Center Supervisor	*

Kenneth M. Rickson	Field Risk Officer, Director	*

Elaine Sarsynski	RS Supervisor, Director	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Assistant Vice President, Chief Privacy Officer, Business Strategy Officer	*

Matthew Verdi	Assistant Vice President and Due Diligence Supervisor	*

Mary S. Block	Second Vice President, Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Lenore McWade	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	**

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

John McCloskey	Agency Vice President	*

Henry McCray	Agency Vice President	1113 Sithean Way Richmond, VA 23233

Richard Zayicek	National Sales Supervisor	*

Maritza Flores	Executive Benefits Supervisor	*

Elaine Gruet	Assistant Vice President and Sales and Product Supervisor	*

Michael Rollings	Director	*

Gregory Deavens	Director	**

Melissa Millan	Variable Life Supervisor, Director	**

Amy Ferrero	Variable Life Product Distribution Officer, Executive Benefits Product Distribution Officer	**

Richard Byrne	Variable Annuity Product Distribution Officer Variable Annuity Supervisor	**

Michele White	Insurance Operations Supervisor	**

Douglas Endorf	Executive Benefits Supervisor	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to Registration Statement 333-131007 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 25, 2011.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (Registrant) MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

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Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 25, 2011
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 25, 2011

NORMAN A. SMITH* Norman A. Smith	Corporate Controller (principal accounting officer)	April 25, 2011

Thomas C. Barry	Director

Cristóbal I. Conde	Director

KATHLEEN A. CORBET* Kathleen A. Corbet	Director	April 25, 2011

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 25, 2011

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 25, 2011

ROBERT ESSNER* Robert Essner	Director	April 25, 2011

ROBERT M. FUREK* Robert M. Furek	Director	April 25, 2011

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 25, 2011

CATHY E. MINEHAN*	Director	April 25, 2011
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 25, 2011

WILLIAM T. SPITZ* William T. Spitz	Director	April 25, 2011

H. Todd Stitzer	Director

/S/ JOHN E. DEITELBAUM		April 25, 2011
John E. Deitelbaum
*As Attorney-in-Fact Pursuant to Power of Attorney
Signed by a majority of Directors

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 333-131007, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    JAMES M. RODOLAKIS

James M. Rodolakis

Vice President and Senior Counsel

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INDEX TO EXHIBITS

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP